       As filed with the Securities and Exchange Commission on September 2, 2008
                                                         1933 Act No. 333-146680
                                                          1940 Act No. 811-22132

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

        Pre-Effective Amendment No.

        Post-Effective Amendment No. 4

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

        Amendment No. 6

                        (Check appropriate box or boxes)

                                 ABERDEEN FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                 5 Tower Bridge
                        300 Barr Harbor Drive, Suite 300
                           West Conshohocken, PA 19428
               (Address of Principal Executive Offices) (Zip Code)

                                 (610) 238-3600
              (Registrant's Telephone Number, including Area Code)

                              Lucia Sitar, Esquire
                        c/o Aberdeen Asset Management Inc
                         1735 Market Street, 37th Floor
                             Philadelphia, PA 19103

               (Name and Address of Agent for Service of Process)

                                 With Copies to:

                           Barbara A. Nugent, Esquire
                       Stradley Ronon Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

____   immediately upon filing pursuant to paragraph (b) of Rule 485

____   on (date) pursuant to paragraph (b) of Rule 485

____   60 days after filing pursuant to paragraph (a)(1) of Rule 485

____   on (date) pursuant to paragraph (a)(1) of Rule 485

_X__   75 days after filing pursuant to paragraph (a)(2) of Rule 485

____   on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

____   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            Aberdeen Core Income Fund
                                 Class A Shares
                                 Class C Shares
                                 Class R Shares
                       Institutional Service Class Shares
                           Institutional Class Shares

                                   PROSPECTUS

                                 [_______, 2008]

    As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this Fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

                           www.aberdeeninvestments.com

                            ABERDEEN CORE INCOME FUND

The  Aberdeen  Core Income Fund is primarily  intended to maximize  total return consistent with the preservation of capital and prudent investment management by investing for both current income and capital appreciation.

           -------------------------------- ---------------------
           Class                                   Ticker
           -------------------------------- ---------------------
           Class A                                  XXXX
           -------------------------------- ---------------------
           Class C                                  XXXX
           -------------------------------- ---------------------
           Class R                                  XXXX
           -------------------------------- ---------------------
           Institutional Service Class              XXXX
           -------------------------------- ---------------------
           Institutional Class                      XXXX
           -------------------------------- ---------------------

                                TABLE OF CONTENTS

Section       Aberdeen Funds
Section 1     Fund Summary & Performance                                        Page [  ]
              Aberdeen Core Income Fund
Section 2     Fund Details
              Additional Information about Investments, Investment Techniques   Page [  ]
              and Risks
Section 3     Fund Management                                                   Page [  ]
              Investment Adviser
              Management Fees
              Portfolio Management
Section 4     Historical Performance Data of the Adviser                        Page [  ]
Section 5     Investing with Aberdeen Funds                                     Page [  ]
              A Note About Share Classes
              Choosing a Share Class
              Reduction and Waiver of Class A Sales Charges
              Waiver of Contingent Deferred Sales Charges - Class A and Class
              C Shares
              Sales Charges and Fees
              Administrative Services Fees
              Revenue Sharing
              Contacting Aberdeen Funds
              Buying Shares
              Fund Transactions - Class A and Class C Shares
              Fair Value Pricing
              In-Kind Purchases
              Minimum Investments
              Customer Identification Information
              Accounts with Low Balances
              Exchanging Shares
              Automatic Withdrawal Program
              Selling Shares
              Excessive or Short-Term Trading
              Restrictions on Transactions
              Exchange and Redemption Fees
Section 6     Distribution and Taxes                                            Page [  ]
              Income and Capital Gains Distributions
              Selling and Exchanging Shares
              Other Tax Jurisdictions
              Tax Status for Retirement Plans and Other Tax-Deferred Accounts
              Backup Withholding
Section 7     Financial Highlights                                              Page [  ]

Introduction to the Aberdeen Core Income Fund

This Prospectus  provides  information  about the Aberdeen Core Income Fund (the
"Core  Income  Fund"),  the shares of which are offered by  Aberdeen  Funds (the
"Trust").  The Core Income Fund is primarily  intended to maximize  total return consistent with the preservation of capital and prudent investment management by investing for both current income and capital appreciation.

The following  section  summarizes key  information  about the Core Income Fund, including information regarding its investment objectives, principal strategies, principal risks,  performance and fees. As with any mutual fund, there can be no guarantee  that the Core Income Fund will meet its objectives or that the Fund's performance will be positive for any period of time.

The Core Income Fund's investment  objective can be changed without  shareholder approval.  Aberdeen Asset  Management  Inc. (the  "Adviser")  serves as the Core
Income Fund's investment adviser.

A Note About Share Classes

The Core  Income  Fund  offers  five share  classes - Class A, Class C, Class R,
Institutional Service Class and Institutional Class.

Section 1  Fund Summary & Performance

Objective

The Core  Income  Fund  seeks  to  maximize  total  return  consistent  with the preservation of capital and prudent investment  management by investing for both current income and capital appreciation.

Principal Strategies

The Core Income  Fund seeks to achieve  its  objective  by  investing  primarily
(generally,  at least 80% of its net assets) in a diversified portfolio of fixed income  securities and  instruments,  which include,  but are not limited to the following:

     o    U.S. Government securities (including Treasury,  agency and government sponsored enterprises),
     o    foreign  government and agency,  supranational,  and quasi  government obligations,
     o    residential mortgage backed securities (MBS),
     o    commercial mortgage backed securities (CMBS),
     o    asset backed securities (ABS),
     o    municipal obligations,
     o    corporate  obligations  (including  preferred  stock,  hybrid  capital securities, and convertible bonds),
     o    loan   participations  and  assignments   including  revolving  credit
          facilities,
     o    inflation-indexed securities,
     o    U.S. dollar denominated securities of foreign issuers,
     o    non-U.S. dollar denominated issues provided that all currency exposure is hedged,
     o    cash equivalents  including commercial paper,  repurchase  agreements, and other short term investments,
     o    private placements including securities issued under 144(a),
     o    structured securities,
     o    derivative instruments including futures, interest rate swaps, options and credit derivatives, and
     o    Currency forward contracts.

The Fund will  primarily  invest in investment  grade  securities at the time of purchase. Investment grade securities are those rated Baa3/BBB- or higher. Up to
5% of the market value of the fund may be invested in  securities  rated Ba1/BB+
to Ba3/BB-. Ratings from a nationally recognized statistical rating organization
("NRSRO") including Moody's Investor Services,  Inc.  ("Moody's"),  Standard and
Poor's Rating Group ("Standard &  Poor's"),  or Fitch,  Inc.  ("Fitch") will apply, or if unrated, be determined by the Adviser to be of comparable quality.

Derivative   instruments  tied  to  permissible  fixed  income  instruments  are permitted for hedging and managing risk  exposures.  The Fund may use derivative instruments  as a  substitute  for  purchasing  or  selling  securities  or  for non-hedging purposes to seek to enhance potential gains.

The Fund may also buy or sell securities on a forward  commitment basis and lend portfolio securities.

Principal Risks

The Core Income  Fund  cannot  guarantee  that it will  achieve  its  investment objective.

As  with  any  fund,  the  value  of the  Core  Income  Fund's  investments--and therefore,  the value of Fund  shares--may  fluctuate.  These  changes may occur because of:

Interest  Rate  Risk.  Interest  rates have an effect on the value of the Fund's fixed income  investments  because the value of those  investments  will vary as interest rates fluctuate.  Generally,  fixed income  securities will decrease in value when interest  rates rise and when interest  rates  decline,  the value of fixed  income  securities  can be  expected  to rise.  The longer the  effective maturity  of the  Fund's  securities,  the more  sensitive  the Fund  will be to interest rate changes.  (As a general rule, a 1% rise in interest  rates means a
1% fall in value for every year of duration.)  As interest  rates  decline,  the issuers  of  securities  held by the  Fund may  prepay  principal  earlier  than scheduled, forcing the Fund to reinvest in lower-yielding securities. Prepayment may reduce the Fund's income.  As interest rates increase,  slower than expected principal payments may extend the average life of fixed income securities.  This will have the effect of locking in a below-market  interest rate, increasing the
Fund's duration and reducing the value of such a security.  Because the Fund may invest in  mortgage-related  securities,  it is more vulnerable to both of these risks.

Credit Risk. Credit risk refers to the likelihood that an issuer will default in the payment of the principal or interest on an instrument  and is broadly gauged by the credit  ratings of the  securities  in which the Fund  invests.  However, ratings are only the opinions of rating  agencies and are not  guarantees of the quality of the  securities.  In addition,  the depth and liquidity of the market for a fixed  income  security  may  affect  its credit  risk.  Credit  risk of a security may change over its life and rated  securities  are often  reviewed and may be subject to down grade by a rating agency.  A fund purchasing  bonds faces the risk that the  creditworthiness of an issuer may decline,  causing the value of the bonds to decline.  In addition,  an issuer may not be able to make timely payments on the interest  and/or  principal on the bonds it has issued.  Because the  issuers of  high-yield  bonds or junk bonds  (bonds  rated below the fourth highest  category)  may be in uncertain  financial  health,  the prices of these bonds may be more vulnerable to bad economic news or even the expectation of bad news, than investment-grade bonds. In some cases, bonds, particularly high-yield bonds,  may decline in credit  quality or go into default.  Because the Fund may invest in securities  not paying  current  interest or in securities  already in default,  these risks may be more  pronounced.  Fixed income  securities are not traded on exchanges.  The over-the-counter  market may be illiquid and there may be times when no counterparty is willing to purchase or sell certain securities.
The nature of the market may make valuations difficult or unreliable.

Call and  Redemption  Risk.  Some  bonds  allow  the  issuer  to call a bond for redemption  (i.e.,  exercise its right to pay principal  earlier than  expected)
before it matures. If this happens, the Core Income Fund may be unable to recoup all of its initial  investment  and may be  required  to invest the  proceeds in securities with lower yields.

Market Risk.  Deteriorating  market conditions might cause a general weakness in the market that reduces the prices of securities in that market. Developments in a particular  class of bonds or the stock market could also adversely affect the
Fund by reducing the relative attractiveness of bonds as an investment. Also, to the extent that the Fund emphasizes  bonds from any given industry,  it could be hurt if that industry does not do well.

Mortgage-Related  Securities  Risk.  The Fund  may  invest  in  mortgage-related securities.  Rising  interest rates may cause an issuer to exercise its right to pay  principal  later  than  expected  which  tends to extend  the  duration  of mortgage-related  securities,  making them more sensitive to changes in interest rates.  As a result,  in a period of rising  interest  rates,  a fund that holds mortgage-related  securities may exhibit additional volatility. This is known as
extension  risk.  In  addition,   mortgage-related  securities  are  subject  to
prepayment  risk.  When  interest  rates  decline,  borrowers  may pay off their mortgages sooner than expected.  This can reduce the returns of the Fund because the Fund will have to  reinvest  that  money at the  lower  prevailing  interest rates.

Foreign  Investment Risk. Foreign securities in which the Fund may invest may be more  volatile,  harder to price and less liquid than U.S.  securities.  Foreign investments involve some of the following risks as well:

     o    political and economic instability;
     o    the impact of currency exchange rate fluctuations;
     o    reduced information about issuers;
     o    higher transaction costs;
     o    less stringent regulatory and accounting standards; and
     o    delayed settlement.

Additional  risks  include the  possibility  that a foreign  jurisdiction  might impose or increase  withholding  taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign  deposits  (in which a Fund could  lose its  entire  investment  in a certain market); and the possible adoption of foreign governmental  restrictions such as exchange controls.  Additionally,  foreign investments may be subject to sovereign  risk.  An  issuer  of  non-U.S.  Sovereign  debt or the  governmental authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due. The Fund may have limited  recourse to compel payment in the event of a default.

Derivatives  Risk. Risks  associated with derivatives  include the risk that the derivative is not well correlated with the security,  index or currency to which
it  relates;   the  risk  that  derivatives  may  result  in  losses  or  missed opportunities;  the risk that the Fund  will be  unable  to sell the  derivative because  of an  illiquid  secondary  market;  the risk  that a  counterparty  is unwilling  or unable to meet its  obligation;  and the risk that the  derivative transaction  could  expose the Fund to the  effects  of  leverage,  which  could increase the Fund's exposure to the market and magnify potential  losses.  There is no guarantee that derivatives, to the extent employed, will have the intended effect,  and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

Pricing Risk. At times,  market  conditions  may make it difficult to value some investments,  and the Fund may use certain  valuation  methodologies for some of its investments, such as fair value pricing. Given the subjective nature of such valuation  methodologies,  it is  possible  that  the  value  determined  for an investment may be different than the value realized upon such investment's sale.
If the Fund has valued its securities too highly,  you may pay too much for fund shares when you buy into the Fund. If the Fund has  underestimated  the price of its  securities,  you may not receive  the full market  value when you sell your fund shares.

Securities  Lending Risk.  Any loss in the market price of securities  loaned by the Fund that occurs  during the term of the loan would be borne by the Fund and would  adversely  affect the Fund's  performance.  Also,  there may be delays in recovery of securities  loaned or even a loss of rights in the collateral should the borrower of the securities fail  financially  while the loan is outstanding.
However,  loans will be made only to borrowers  selected by the Fund's  delegate
after  a  review  of   relevant   facts   and   circumstances,   including   the
creditworthiness of the borrower.

Liquidity  Risk.  The risk  that the Fund may  invest  to a  greater  degree  in instruments  that trade in lower  volumes and may make  investments  that may be less  liquid  than  other  investments.  Also  the  risk  that the Fund may make investments  that may become less liquid in response to market  developments  or adverse  investor  perceptions.  When there is no willing buyer and  investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the  instrument at all. An inability to sell a portfolio  position can adversely  affect the Fund's value or prevent the
Fund from being able to take  advantage of other  investment  opportunities.  To meet redemption  requests,  a Fund may be forced to sell liquid securities at an unfavorable time and conditions.

Non-Hedging  Foreign  Currency  Trading Risk. The Fund's Adviser may purchase or sell  foreign  currencies  through  the use of  forward  contracts  based on the
Adviser's  judgment  regarding  the  direction  of the market  for a  particular foreign currency or currencies.  In pursuing this strategy, the Adviser seeks to profit from  anticipated  movements  in currency  rates by  establishing  "long"
and/or "short"  positions in forward  contracts on various  foreign  currencies.
Foreign exchange rates can be extremely volatile and a variance in the degree of volatility  of the market or in the  direction of the market from the  Adviser's expectations may produce significant losses to the Fund.

Other factors that could affect performance include:

     o    portfolio  management  could be wrong in the  analysis of  industries, companies,  economic trends, the relative  attractiveness of different securities or other matters.
     o    at  times,  market  conditions  might  make  it  hard  to  value  some investments or to get an attractive price for them.

If the value of the Core  Income  Fund's  investments  goes  down,  you may lose money.

For additional  information regarding the above identified risks, see Section 2,
Fund Details:  Additional  Information about Investments,  Investment Techniques and Risks.

Performance

Performance  information  is not available  because the Core Income Fund is new.
However,  the Adviser and its affiliates manage separate accounts and commingled funds with substantially  similar investment objectives and policies as the Core
Income  Fund.  For more  information  about these  similar  accounts,  including performance information, see "Historical Performance Data of the Adviser."

Fees and Expenses

This table  describes  the fees and expenses you may pay when buying and holding shares of the Core Income Fund, depending on the share class you select.

-------------------------------------------- ----------- ------------ ---------- ---------------- ------------------
                                              Class A      Class C    Class R     Institutional     Institutional
                                               Shares      Shares      Shares     Service Class         Class
                                                                                     Shares            Shares
-------------------------------------------- ----------- ------------ ---------- ---------------- ------------------
Shareholder fees (paid directly from your
investment)(1)
-------------------------------------------- ----------- ------------ ---------- ---------------- ------------------
Maximum Sales Charge (Load) imposed upon     4.25%(2)    None         None       None             None
purchases (as a percentage of offering
price)
-------------------------------------------- ----------- ------------ ---------- ---------------- ------------------
Maximum Deferred Sales                       None(3)     1.00%(4)     None       None             None
Charge (Load) (as a percentage of offering
or sale price, whichever is less)
-------------------------------------------- ----------- ------------ ---------- ---------------- ------------------
Redemption/Exchange Fee (as a percentage     2.00%       2.00%        2.00%      2.00%            2.00%
of amount redeemed or exchanged)(5)
-------------------------------------------- ----------- ------------ ---------- ---------------- ------------------
Annual Fund operating expenses (expenses
that are deducted from fund assets) (6)
-------------------------------------------- ----------- ------------ ---------- ---------------- ------------------
Management Fees                              0.30%       0.30%        0.30%      0.30%            0.30%
-------------------------------------------- ----------- ------------ ---------- ---------------- ------------------
Distribution and/or Service (12b-1) Fees     0.25%       1.00%        0.50%      None             None
-------------------------------------------- ----------- ------------ ---------- ---------------- ------------------
Other Expenses(7)
-------------------------------------------- ----------- ------------ ---------- ---------------- ------------------
Total annual fund operating expenses
-------------------------------------------- ----------- ------------ ---------- ---------------- ------------------
Less: Amount of Fee Limitations/Expense
Reimbursements(8)
-------------------------------------------- ----------- ------------ ---------- ---------------- ------------------
Net annual fund operating expenses(8)        0.85%       1.50%        1.10%      0.60%            0.50%
-------------------------------------------- ----------- ------------ ---------- ---------------- ------------------

                       (Footnotes included after Example)

Example

This  Example is intended to help you compare the cost of  investing in the Core
Income Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Core Income Fund for the time periods  indicated and then sell all of your shares at the end of those periods.
It  assumes a 5%  return  each  year,  no change  in  expenses  and the  expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                 1 Year                    3 Years
---------------------------------------------------------- ------------------------- ------------------------
Class A Shares*
---------------------------------------------------------- ------------------------- ------------------------
Class C Shares
---------------------------------------------------------- ------------------------- ------------------------
Class R Shares
---------------------------------------------------------- ------------------------- ------------------------
Institutional Service Class Shares
---------------------------------------------------------- ------------------------- ------------------------
Institutional Class Shares
---------------------------------------------------------- ------------------------- ------------------------

*    Assumes a CDSC does not apply.

You would pay the following  expenses on the same investment if you did not sell your shares**:

                                    1 Year                    3 Years
--------------------------- ------------------------- ------------------------
Class C Shares

**   Expenses  paid on the same  investment  in Class A (unless  your shares are subject to a CDSC applicable to purchases of $1,000,000 or more),  Class R,
     Institutional  Service Class and Institutional  Class shares do not change, whether or not you sell your shares.

The Core Income Fund does not apply sales  charges on  reinvested  dividends and other  distributions.  If these sales charges (loads) were included,  your costs would be higher.

1    If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.

2    The sales charge on  purchases  of Class A shares is reduced or  eliminated for  purchases of $100,000 or more.  For more  information,  see Section 5,
     Investing with Aberdeen Funds: Choosing a Share Class--Reduction and Waiver
     of Class A Sales Charges.

3    A  contingent  deferred  sales  charge  (CDSC) of up to 0.75% will apply to certain  redemptions  of Class A shares if purchased  without sales charges and for which a  finders  fee was  paid.  See  Section  5,  Investing  with
     Aberdeen Funds: Choosing a Share Class--Purchasing Class A Shares without a
     Sales Charge.

4    A CDSC of 1% is charged  if you sell  Class C shares  within the first year after  purchase.  For more  information,  see  Section  5,  Investing  with
     Aberdeen Funds: Choosing a Share Class - Class C Shares.

5    A  redemption/exchange  fee of 2% applies to shares  redeemed or  exchanged within 15  calendar  days after the date they were  purchased.  This fee is intended to discourage  frequent trading of Fund shares that can negatively affect the Fund's  performance.  The fee does not apply to shares purchased through  reinvested  dividends  or capital  gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee.

6    The "Annual Fund  Operating  Expenses"  are  annualized  expenses  based on anticipated  fees and expenses  payable by the Fund for the current  fiscal year.

7    "Other  Expenses"  include other  ordinary  operating  expenses of the Fund including  administrative  services  fees which are  permitted  to be up to
     0.25%  with  respect to Class A, Class R and  Institutional  Service  Class
     shares. The full 0.25% in administrative  services fees is not reflected in
     "Other  Expenses"  at  this  time  because  the  Fund  does  not  currently anticipate selling its shares to intermediaries that charge the full amount permitted during the current fiscal year. The amount currently reflected in
     "Other  Expenses"  for  administrative  services  fees is 0.10% for Class A
     Shares, 0.10% for Class R Shares and 0.10% for Institutional  Service Class
     Shares. If the maximum amount of administrative services fees were charged, the "Net annual fund operating expenses" would be higher.

8    The Trust and the Adviser  have entered  into a written  contract  limiting operating expenses to 0.75% for Class A, 1.50% for Class C, 1.00% for Class
     R, 0.50% for Institutional Service Class, and 0.50% for Institutional Class
     at least  through  February  28,  2009.  This limit  excludes  certain Fund
     expenses,   including  any  taxes,  interest,  brokerage  fees,  short-sale dividend  expenses,  Acquired  Fund Fees and  Expenses  and  administrative services  fees.  The Trust is  authorized  to  reimburse  the  Adviser  for management fees previously  limited and/or for expenses  previously paid by the Adviser,  provided,  however that any reimbursements  must be paid at a date not more than three  years  after the fiscal year in which the Adviser limited the fees or reimbursed the expenses and the  reimbursements  do not cause the Fund to exceed the expense  limitation  in the  agreement  at the time the expenses are waived.

Section 2 Fund Details

Additional Information about Investments, Investment Techniques and Risks

U.S.  Government  Securities  and  U.S.  Government  Agency  Securities  -  U.S.
government  securities  include  Treasury  bills,  notes  and  bonds  issued  or guaranteed by the U.S.  government.  Because these  securities are backed by the full faith and credit of the U.S.  government,  they present little credit risk.
However,  the  U.S.  government  does  not  guarantee  the  market  value of its securities,  and interest rate changes,  prepayment  rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

     o    the Federal Housing  Administration,  the Farmers Home  Administration
          and the Government National Mortgage Association  ("GNMA"),  including
          GNMA pass-through certificates;
     o    the Federal Home Loan Banks;
     o    the Federal National Mortgage Association ("FNMA");
     o    the Federal Home Loan Mortgage Corporation ("FHLMC"); and
     o    the Federal Farm Credit Banks.

Unlike U.S.  government  securities,  U.S.  government  agency  securities  have different  levels of  credit  support  from the  government.  GNMA  pass-through mortgage  certificates  are  backed  by the full  faith  and  credit of the U.S.
government.  While FNMA,  FHLMC and the Federal Home Loan Banks are chartered by
Acts  of  Congress,  their  securities  are  backed  only by the  credit  of the respective  instrumentality  and  are  not  issued  or  guaranteed  by the  U.S.
government. Although certain government agency securities are guaranteed, market price and yield of the  securities  and net asset value and  performance  of the
Fund are not guaranteed.

Mortgage-Backed  Securities - These fixed-income  securities represent the right to receive a portion of principal  and/or  interest  payments  made on a pool of residential or commercial  mortgage loans.  When interest rates fall,  borrowers may  refinance  or  otherwise  repay  principal  on  their  loans  earlier  than scheduled.  When this happens, certain types of mortgage-backed  securities will be paid off more quickly than  originally  anticipated and the Fund will have to invest the  proceeds  in  securities  with lower  yields.  This risk is known as
"prepayment  risk." When interest rates rise,  certain types of  mortgage-backed securities  will be paid off more slowly  than  originally  anticipated  and the value of these securities will fall. This risk is known as "extension risk."

Because of prepayment risk and extension risk,  mortgage-backed securities react differently  to changes in interest  rates than other  fixed-income  securities.
Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

The  Fund  generally  will  invest  in fixed or  floating  rate  mortgage-backed securities  which  include,  but are not  limited  to,  U.S.  Government  agency securities issued by GNMA, FHLMC or FNMA and non-agency issued  securities.  The
Fund  may  purchase  securities  on a  when  issued,  to be  announced,  delayed delivery,  delayed  settlement,  or forward  commitment basis. The Fund may also utilize grantor trusts and senior classes of real estate investment  conduits or other legal structures, including collateralized mortgage obligations ("CMO's"), as well as  Interest  Only  ("IO")  or  Principal  Only  ("PO")  instruments  in combination with each other or with MBS  pass-throughs  to synthetically  create pass-through  equivalents.  MBS pass-through roll proceeds may be re-invested in short  duration  instruments  with  an  effective  duration  of 1 year  or  less including a short duration mutual fund or a pooled fund.

Asset-Backed Securities - Like traditional fixed-income securities, the value of asset-backed  securities  typically  increases  when  interest  rates  fall  and decreases when interest rates rise. Certain asset-backed  securities may also be subject to the risk of  prepayment.  In a period of  declining  interest  rates, borrowers  may pay what they owe on the  underlying  assets  more  quickly  than anticipated.  Prepayment  reduces the yield to maturity  and the average life of the asset-backed  securities.  In addition, when the Fund reinvests the proceeds of a  prepayment,  it may receive a lower  interest  rate. In a period of rising interest  rates,  prepayments  may occur at a slower  rate than  expected.  As a result, the average maturity of the Fund's portfolio may increase.  The value of longer term securities generally changes more in response to changes in interest rates than shorter term securities. Asset-backed securities present credit risks
that  are  not  presented  by  mortgage-backed   securities.   This  is  because
asset-backed securities generally do not have the benefit of a security interest in  collateral  that is  comparable  to  mortgage  assets.  If the  issuer of an asset-backed  security  defaults  on  its  payment  obligations,  there  is  the possibility that, in some cases, the Fund will be unable to possess and sell the underlying  collateral and that the Fund's recoveries on repossessed  collateral may not be available to support  payments on the  securities.  In the event of a default,  the Fund may suffer a loss if it cannot  sell  collateral  quickly and receive the amount it is owed.

High-Yield  Bonds,  Bank Loans and Other Lower Rated  Securities - Investment in
high-yield  bonds,  bank  loans  and  other  lower  rated  securities   involves
substantial risk of loss. These securities are considered to be speculative with respect to the issuer's  ability to pay interest and principal  when due and are susceptible  to default or decline in market  value due to adverse  economic and business developments. The market values of high-yield securities and bank loans
tend  to  be  very  volatile,   and  these   securities  are  less  liquid  than
investment-grade  debt  securities.  Therefore,  funds that invest in high-yield bonds and bank loans are subject to the following risks:

     o    increased price  sensitivity to changing interest rates and to adverse economic  and  business  developments;  o greater  risk of loss due to default or declining credit quality;
     o    greater  likelihood that adverse  economic or company  specific events will make the issuer unable to make interest and/or principal payments when due; and
     o    negative market sentiments  toward  high-yield  securities may depress their price and liquidity.  If this occurs, it may become difficult to price or dispose of a particular security held by the Fund.

Municipal  Securities - The Fund may invest in securities and instruments issued by state and local government  issuers.  Municipal  Securities in which the Fund may  invest  consist of bonds,  notes,  commercial  paper and other  instruments
(including participation interests in such securities) issued by or on behalf of the states,  territories  and  possessions  of the United States  (including the
District  of   Columbia)   and  their   political   subdivisions,   agencies  or
instrumentalities.

Municipal  Securities  include both  "general"  and  "revenue"  bonds and may be issued to obtain funds for various purposes.  General obligations are secured by the  issuer's  pledge  of its full  faith,  credit  and  taxing  power.  Revenue obligations  are  payable  only  from the  revenues  derived  from a  particular facility or class of facilities. Municipal Securities are often issued to obtain funds for various public purposes, including the construction of a wide range of
public  facilities  such  as  bridges,   highways,   housing,   hospitals,  mass
transportation, schools, streets and water and sewer works. Municipal Securities include private activity bonds,  pre-refunded  municipal  securities and auction rate securities.

Repurchase  Agreements - When  entering  into a repurchase  agreement,  the Fund essentially  makes a short-term loan to a qualified bank or  broker-dealer.  The
Fund buys  securities that the seller has agreed to buy back at a specified time and at a set price that includes interest.  There is a risk that the seller will be unable to buy back the  securities  at the time  required  and the Fund could experience delays in recovering amounts owed to it.

Derivatives  - The Fund may invest in  derivatives.  A derivative  is a contract with its value based on the performance of an underlying  financial asset, index or other  measure.  For  example,  an option is a  derivative  because its value changes in relation to the performance of an underlying  stock.  The value of an option on a futures  contract  varies with the value of the  underlying  futures contract,  which in turn varies with the value of the  underlying  commodity  or security.  Derivatives present the risk of  disproportionately  increased losses and/or  reduced  opportunities  for gains when the financial  asset to which the derivative  is linked  changes in  unexpected  ways.  Some risks of investing in derivatives include:

     o    the other party to the  derivatives  contract  may fail to fulfill its obligations;
     o    their  use may  reduce  liquidity  and make the Fund  harder to value, especially in declining markets;
     o    the Fund may suffer  disproportionately  heavy losses  relative to the amount invested; and
     o    changes  in the value of  derivatives  may not  match or fully  offset changes  in the  value of the  hedged  portfolio  securities,  thereby failing to achieve the original purpose for using the derivatives.

Derivative  instruments  are permitted for hedging and managing risk  exposures.
Permitted  derivative  instruments include, but are not limited to, fixed income
futures,   swaps,   currency  forwards,   and  credit  derivatives.   Derivative
instruments  may be used to adjust the interest  rate,  yield  curve,  currency, volatility,  credit or spread risk exposure of the Fund,  or for other  purposes deemed  necessary  by the Adviser in good faith to advance  the  purposes of the
Fund.  Credit  derivatives may be used to adjust the Fund's exposure to a market sector and/or to sell/buy protection on the credit risk of individual issuers or a basket of individual issuers,  although notional exposure to these instruments will be limited to 15% of the net assets of the Fund.  The Fund may use  certain derivative  instruments as a substitute for purchasing or selling  securities or for non-hedging purposes to seek to enhance potential gains.

Zero Coupon  Bonds - These  securities  pay no  interest  during the life of the security and are issued by a wide variety of  governmental  issuers.  They often are sold at a deep  discount.  Zero coupon bonds may be subject to greater price changes as a result of  changing  interest  rates  than bonds that make  regular interest  payments;  their value  tends to grow more  during  periods of falling interest  rates and,  conversely,  tends to fall more  during  periods of rising interest  rates.  Although not traded on a national  securities  exchange,  zero coupon  bonds are  widely  traded by brokers  and  dealers,  and are  considered liquid.  Holders of zero coupon bonds are required by federal income tax laws to pay taxes on the  interest,  even though such  payments are not  actually  being made.  To  avoid  federal  income  tax  liability,  the  Fund  may  have to make distributions  to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.

Floating-  and  Variable-Rate  Securities - These  securities  do not have fixed interest rates.  Instead, the rates change over time.  Floating-rate  securities have interest  rates that vary with changes to a specific  measure,  such as the
Treasury bill rate.  Variable-rate securities have interest rates that change at preset  times based on the specific  measure.  Some  floating-and  variable-rate securities  may be  callable by the  issuer,  meaning  that they can be paid off before  their  maturity  date and the proceeds may be required to be invested in lower yielding securities that reduce the Fund's income.

Like other  fixed-income  securities,  floating and variable rate securities are subject to  interest  rate risk.  The Fund will only  purchase  a  floating-  or variable-rate  security  of the same  quality  as the debt  securities  it would otherwise purchase.

Securities Lending - The Fund may lend securities,  which involves the risk that the borrower  may fail to return the  securities  in a timely  manner or at all.
Consequently,  the Fund may lose money and there could be a delay in  recovering the loaned securities. The Fund could also lose money if it does not recover the loaned securities and/or the value of the collateral falls,  including the value of investments made with cash  collateral.  Under certain  circumstances,  these events could trigger adverse tax consequences to the Fund.

Temporary  Investments - The Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund's  management  believes  that  business,  economic,  political or financial conditions warrant, the Fund may invest without limit in cash or money market cash equivalents, including:

     o    U.S. or foreign government  securities or securities of their agencies or instrumentalities;
     o    certificates of deposit,  bankers'  acceptances  and  interest-bearing savings deposits of commercial banks;
     o    prime quality commercial paper;
     o    bonds, debentures, and short and intermediate term notes;
     o    repurchase agreements covering any of the securities in which the Fund may invest directly; and
     o    shares of other  investment  companies  that invest in  securities  in which the Fund may invest, to the extent permitted by applicable law.

The use of  temporary  investments  prevents  the Fund from fully  pursuing  its investment objective, and the Fund may miss potential market upswings.

The Statement of Additional Information ("SAI") contains more information on the
Fund's  principal  investments  and  strategies  and can be requested  using the addresses and telephone numbers on the back of this prospectus.

Other Information

Commodity Pool Operator Exemption

The  Fund is  operated  by a person  that  has  claimed  an  exclusion  from the definition of the term "commodity  pool operator"  under the Commodity  Exchange
Act  ("CEA"),  and,  therefore,  such person is not subject to  registration  or regulation as a pool operator under the CEA.

Portfolio Holdings Disclosure

The Fund  posts onto the  Trust's  internet  site,  www.aberdeeninvestments.com, substantially  all of its securities  holdings as of the end of each month. Such portfolio  holdings are available no earlier than 15 calendar days after the end of the previous  month.  A  description  of the Fund's  policies and  procedures regarding  the release of  portfolio  holdings  information  is available in the
Fund's SAI.

Section 3 Fund Management

Investment Adviser

Aberdeen Asset Management Inc. ("AAMI" or the "Adviser"), a Delaware corporation formed in 1993,  serves as the  investment  adviser to the Core Income Fund. The
Adviser's  principal  place of business is located at 1735 Market  Street,  37th
Floor,  Philadelphia,  Pennsylvania  19103. As of June 30, 2008, the Adviser had
approximately $40.8 billion in assets under management.  The Adviser manages and supervises the investment of the Fund's assets on a discretionary basis.

The Adviser is a wholly  owned  subsidiary  of  Aberdeen  Asset  Management  PLC
("Aberdeen  PLC"),  which is the  parent  company of an asset  management  group managing approximately $226.2 billion in assets as of June 30, 2008, for a range of pension  funds,  financial  institutions,  investment  trusts,  unit  trusts, offshore funds,  charities and private clients,  in addition to U.S.  registered investment companies. Aberdeen PLC, its affiliates and subsidiaries are referred to  collectively  herein as "Aberdeen."  Aberdeen PLC was formed in 1983 and was first listed on the London Stock Exchange in 1991.

A  discussion  regarding  the basis for the Board of  Trustees'  approval of the investment advisory agreement for the Fund will be available in the Fund's first annual or semi-annual report to shareholders.

Management Fees

The Core  Income  Fund pays the  Adviser a  management  fee based on the  Fund's average  daily net assets.  The total  annual  advisory  fee that is paid to the
Adviser (as a percentage of average daily net assets) is as follows:

              -------------------------------------- -----------------
              Assets                                  Advisory Fee
              -------------------------------------- -----------------
              $0 up to $2 billion                        0.30%
              -------------------------------------- -----------------
              $2 billion up to $5 billion                0.275%
              -------------------------------------- -----------------
              $5 billion or more                         0.25%
              -------------------------------------- -----------------

Portfolio Management

The Fund is managed by a team of investment  professionals.  Portfolio decisions are made  jointly by the Head of U.S.  Fixed  Income  Investment  along with the
Senior Portfolio Managers.  The SAI provides  additional  information about each portfolio  manager's  compensation,  other  accounts  managed  by the  portfolio manager,  and the  portfolio  manager's  ownership of securities in the Fund, if any. The following portfolio managers are jointly and primarily  responsible for the day-to-day management of the Fund:

Keith Bachman, Senior Portfolio Manager

Mr. Bachman is a senior  portfolio  manager for U.S.  Fixed Income.  Mr. Bachman joined the  Adviser in 2007 with 17 years of  experience  as  director of credit research  at Stone  Tower  Capital,  high  yield  analyst/portfolio  manager  at
Deutsche Asset Management, high yield analyst/director of distressed investments at Oppenheimer  Funds,  high yield analyst at Merrill Lynch and bond analyst and fund  accountant at T. Rowe Price. He has a B.A. from the University of Maryland
Baltimore County and an M.B.A. from Columbia Business School.

Warren Davis III, Senior Portfolio Manager

Mr. Davis is a senior portfolio  manager for U.S. Fixed Income,  specializing in mortgage-  and  asset-backed  fixed  income  investments  for the Adviser  since
December  2005.  Prior to joining the  Adviser,  Mr.  Davis served as a Managing
Director of Deutsche Asset Management,  which he joined in 1995 after 9 years of experience as a trader,  analyst and developer of analytical and risk management systems  for  Paine  Webber  and  Merrill  Lynch.  Mr.  Davis  has a  B.S.  from
Pennsylvania State University and an M.B.A. from Drexel University.

Christopher Gagnier, Head of U.S. Fixed Income

Mr.  Gagnier  serves as Head of U.S.  Fixed  Income  Investment  and  joined the
Adviser in 2005 when the Adviser acquired a portion of the fixed income business of  Deutsche  Asset  Management.  He has  oversight  of the  U.S.  fixed  income investment team and process. Mr. Gagnier has headed the Core Strategy since 1999
(as an employee at Deutsche Asset  Management) and is senior  portfolio  manager for corporate and high yield  securities  for the Adviser.  Mr.  Gagnier is also primarily  responsible for strategy allocations and portfolio management for the
Fund. Prior to joining the Adviser, Mr. Gagnier served as a Managing Director of
Deutsche Asset Management,  which he joined in 1997 after 17 years of experience in fixed income  investments at Paine Webber and  Continental  Bank. Mr. Gagnier
has a B.S.  from Wharton  School of Business and an M.B.A.  from  University  of
Chicago.

Neil Moriarty, Senior Portfolio Manager

Mr.  Moriarty  is a  senior  portfolio  manager  focusing  on the  mortgage  and government  sectors for U.S. Fixed Income.  Mr.  Moriarty  joined the Adviser in
December 2005 after 16 years of experience in fixed income  trading and research at several Wall Street firms including  Deutsche Asset  Management,  PaineWebber and Chase  Securities.  Mr.  Moriarty  also  acted as a fixed  income  portfolio manager at Swarthmore/Cypress Capital Management for two years. Mr. Moriarty has a B.A. from the University of Massachusetts, Amherst.

Daniel Taylor, CFA, Senior Portfolio Manager

Mr.  Taylor has served as a senior  portfolio  manager  for U.S.  Fixed  Income, specializing in asset-backed  and commercial  mortgage fixed income  investments for the Adviser since 2005. Prior to joining the Adviser, Mr. Taylor served as a
Managing Director of Deutsche Asset Management,  which he joined in 1998 after 6 years of  experience  as a fixed  income  portfolio  manager  and senior  credit analyst for CoreStates Investment Advisors. Mr. Taylor has a B.S. from Villanova
University.

Timothy Vile, CFA, Senior Portfolio Manager

Mr. Vile has served as a senior portfolio  manager for the Core Fixed Income and
Global  Aggregate Fixed Income products for the Adviser since December 2005. Mr.
Vile was seconded to the London  office from January 1999 to June 2002 to design and develop the firm's European credit and global aggregate capabilities.  Prior to joining the Adviser, Mr. Vile served as a Managing Director of Deutsche Asset
Management,  which he joined in 1991 as a member of the firm's core fixed income team.  Prior to Deutsche  Asset  Management,  Mr. Vile had 6 years of experience that  included  serving as a portfolio  manager for fixed income  portfolios  at
Equitable Capital Management. Mr. Vile has a B.S. from Susquehanna University.

Section 4  Historical Performance Data of the Adviser

The  following  table gives the  historical  performance  of actual,  fee-paying separate accounts, and commingled funds referred to as a "Composite," managed by the  Adviser  or its  affiliates  that  have  investment  objectives,  policies, strategies and risks  substantially  similar to those of the Fund. The Composite does not reflect all of the firm's assets under management.  A complete list and description  of the firm's  composites  are  available  upon  request.  The data illustrates  the past  performance  of the  Adviser  in  managing  substantially similar  accounts.  The data does not  represent  the  performance  of the Fund.
Performance is historical  and does not represent the future  performance of the
Fund or of the Adviser.

The manner in which the  performance  was calculated  for the Composite  differs from  that  of  registered  mutual  funds  such  as  the  Fund.  This  composite performance  data  was  calculated  in  accordance  with  the  standards  of the
Chartered  Financial Analyst Institute  (CFAI(R)).(1) All returns presented were calculated  on a total  return  basis and include all  dividends  and  interest, accrued  income,  and  realized  and  unrealized  gains  and  losses.  Except as otherwise noted, all returns reflect the payment of investment  management fees, brokerage commissions,  and execution costs paid by the accounts included in the composite,  without taking into account federal or state income taxes. Custodial fees, if any, were not included in the calculations. Securities are valued as of trade-date.  Accounts  in the  Composite  were under  management  for the entire reporting  period.  There is no minimum asset size below which  portfolios  were excluded from the  Composite.  The currency used to express  performance  in the
Composite  is U.S.  dollars.  Performance  results  are  presented  both  net of investment  management fees and gross of investment  management fees. Because of variation  in fee  levels,  the  "net  of  fees"  Composite  returns  may not be reflective  of  performance  in  any  one  particular  account.  Therefore,  the performance  information  shown below is not necessarily  representative  of the performance  information  that typically would be shown for a registered  mutual fund.

The accounts that are included in the Composite are not subject to the same type of  expenses  to  which  the  Fund  is  subject  and  are  not  subject  to  the
diversification   requirements,   specific  tax  restrictions,   and  investment
limitations  imposed by the federal securities and tax laws.  Consequently,  the performance  results for the Composite could have been adversely affected if the accounts in the Composite  were subject to the same federal  securities  and tax laws as the Fund.

The  investment  results for the Composite  presented  below are not intended to predict or suggest the future  returns of the Fund.  The Fund has no performance record,  and the  performance  data  shown  below  should  not be  considered  a substitute for the Fund's own performance information.  Total return performance of the Core Income Fund will be calculated in accordance with the regulations of the Securities and Exchange  Commission  ("SEC").  The SEC standardized  average annual total return is neither time weighted or asset weighted and is determined for specified periods by computing the annualized percentage change in the value of an initial  amount  that is invested in a share class of the Core Income Fund at the maximum public offering price.  Investors should be aware that the use of a  methodology  different  than that used below to calculate  performance  could result in different performance data for identical time periods.

(1)  CFAI  is an  international,  nonprofit  organization  of more  than  50,000 investment  practitioners and educators in over 100 countries.  CFAI offers
     services  in  three  broad  categories:   Education  through  seminars  and
     publications;  Professional  Conduct and Ethics;  and Standards of Practice
     and Advocacy. These CFAI performance presentation standards are intended to
     (i) promote full and fair  presentations  by  investment  advisers of their performance  results  and  (ii)  ensure  uniformity  in  reporting  so that performance results of the investment advisers are directly comparable. The
     Adviser has  prepared  and  presented  this report in  compliance  with the
     Global  Investment  Performance  Standards  (GIPS(R)).  CFAI  has not  been involved in the preparation or review of this report.

The Core Income Fund Composite Characteristics*
(01/01/97 through 6/30/08)

--------------------------------------------------------------------------------
                          Rate of Return %
--------------------------------------------------------------------------------
                                                                 No. of
                                                               Accounts at
                                                 Benchmark      end of
                  Composite                       (Lehman       period
                   (Net of        Composite      Brothers      (accounts
                 Investment       (Gross of         U.S.       throughout                  Total Firm
                 Management       Investment     Aggregate)      entire      Composite       Assets      % of
    Year            Fees)      Management Fees)      (1)         period)     Assets ($M)    ($M)(2)    Firm Assets  Dispersion (3)
--------------- -------------- ----------------- ------------ -------------- ------------ ------------ ----------   -------------
   6 months        (1.59)           (1.50)          1.13         64 (62)         $10,112     $161,070   6.28%        0.37%
    ended
  6/30/2008
     2007           5.50             5.69           6.97         69 (68)          10,830      169,247   6.40         0.26
     2006           4.63             4.90           4.33         74 (72)          10,520      134,345   7.83         0.11
     2005           2.68             2.97           2.43         79 (77)          10,953      110,422   9.92         0.12
     2004           4.88             5.18           4.34         85 (80)          10,615       29,961   35.43        0.26
     2003           4.65             4.94           4.10         96 (90)          10,821       27,568   39.25        0.33
     2002           10.22           10.55           10.25       105 (89)          11,669       27,240   42.84        0.54
     2001           9.14             9.58           8.44         91 (86)           9,152       26,347   34.74        0.24
     2000           12.04           12.49           11.63       106 (93)          11,314       23,087   49.01        0.22
     1999           (0.73)          (0.33)         (0.82)       112 (95)          10,023       19,951   50.24        0.38
     1998           8.58             9.01           8.69        102 (85)           9,686       14,541   66.61        0.42
     1997           9.57            10.01           9.65         84 (73)           6,744       10,213   66.03        0.30
--------------- -------------- ----------------- ------------ -------------- ------------ ------------ ---------- -------------

1)   The Lehman Brothers U.S. Aggregate Index covers the US  dollar-denominated,
     investment-grade,   fixed-rate,   taxable  bond  market  of  SEC-registered
     securities.   The  index   includes   bonds  from  the  US   Treasury,   US
     Government-Related,  Corporate,  MBS  (agency  fixed-rate  and  hybrid  ARM pass-throughs),  ABS,  and  CMBS  sectors.  The U.S.  Aggregate  Index is a component  of the U.S.  Universal  Index in its  entirety.  The  index  was created in 1986, with index history backfilled to January 1, 1976.

2)   Aberdeen  Asset  Management  PLC (the "Firm") is defined as all  portfolios
     managed   globally  by  subsidiaries  of  Aberdeen  Asset  Management  PLC, excluding  Property,  Private Equity,  Private Client and Lloyds  Syndicate
     portfolios.  The Firm is comprised of three  divisions  that either were or were part of legacy firms  (Aberdeen  Asset  Management  Inc. and the Fixed
     Income  products  of  Deutsche  Asset  Management  UK  and  Deutsche  Asset
     Management Americas) plus the Aberdeen non-U.S. asset management divisions.
     The  inception  date of the Firm is  December 1, 2005.  Composite  returns, start date and composite and firm assets reported prior to December 1, 2005 represent those of the legacy firm which managed the product at the time. A complete list of the Firm's composites is available upon request.

3)   The  dispersion  of annual  returns is measured by the  standard  deviation among asset-weighted portfolio returns represented within the composite for the full year.  Dispersion is not calculated for composites  with less than five accounts for the whole period.

*    This composite includes all fee-paying portfolios equal to or over U.S. $10 million,  managed  on a  discretionary  basis  according  to the  composite strategy,  which seeks to out perform the Lehman  Brothers  U.S.  Aggregate
     Bond Index.  Returns include the  reinvestment  of all income.  Returns are time-weighted  total rates of return  including cash and cash  equivalents, income and realized and unrealized gains and losses.  Returns are shown net of non-recoverable  tax, while recoverable tax is included on a cash basis.
     Gross returns are presented before management and custodial fees, but after all trading  expenses.  Net returns are calculated after the deduction of a representative management fee.

Section 5  Investing with Aberdeen Funds

A Note About Share Classes

The Core  Income  Fund  offers  five share  classes - Class A, Class C, Class R,
Institutional Service Class and Institutional Class.

An  investment  in any share class of the Fund  represents  an investment in the same assets of the Fund. However,  the fees, sales charges and expenses for each share class are different. The different share classes simply let you choose the cost structure that is right for you. The fees and expenses for the Fund are set forth in the Fund Summary.

Choosing a Share Class

When selecting a share class, you should consider the following:

     o    which share classes are available to you;
     o    how long you expect to own your shares;
     o    how much you intend to invest;
     o    total costs and expenses associated with a particular share class; and
     o    whether you qualify for any reduction or waiver of sales charges.

Your  financial  adviser can help you to decide which share class is best suited to your needs.

The Aberdeen  Funds offer several  different  share classes each with  different price and cost  features.  The table below  compares Class A and Class C shares, which are available to all investors.

Class  R,  Institutional  Service  Class  and  Institutional  Class  shares  are
available  only  to  certain  investors.   For  eligible  investors,   Class  R,
Institutional  Service Class and Institutional Class shares may be more suitable than Class A or Class C shares.

Before you invest,  compare the  features of each share  class,  so that you can choose the class that is right for you. We  describe  each share class in detail on the following pages.  Your financial adviser can help you with this decision.
When you buy  shares,  be sure to  specify  the class of  shares.  If you do not choose a share class, your investment will be made in Class A shares. If you are not eligible for the class you have  selected,  your  investment may be refused.
However,  we recommend that you discuss your investment with a financial adviser before  you make a  purchase  to be sure that the Fund and the  share  class are appropriate  for you. In addition,  consider the Fund's  investment  objectives, principal investment  strategies and principal risks to determine which fund and share class is most appropriate for your situation.

Comparing Class A and Class C Shares

Classes and Charges                                             Points to Consider
--------------------------------------------------------------- ---------------------------------------------------------
Class A Shares
Front-end sales charge up to 4.25% for Class A shares           A front-end sales charge means that a portion of your
                                                                initial investment goes toward the sales charge and is
                                                                not invested.

Contingent deferred sales charge (CDSC)(1)                      Reduction and waivers of sales charges may be available.

                                                                Total annual operating expenses are lower than Class C
Annual service and/or 12b-1 fee of 0.25%                        expenses which means higher dividends and/or NAV per
                                                                share.
Administrative services fee of up to 0.25%

                                                                No conversion feature.

                                                                No maximum investment amount.
--------------------------------------------------------------- ---------------------------------------------------------
Class C Shares

CDSC of 1.00%                                                   No front-end sales charge means your full investment
                                                                immediately goes toward buying shares.

                                                                No reduction of CDSC, but waivers may be available.

                                                                The CDSC declines to zero after one year.
Annual service and/or 12b-1 fee of 1.00%
No administrative services fee                                  Total annual operating expenses are higher than Class A
                                                                expenses which means lower dividends and/or NAV per
                                                                share.

                                                                No conversion feature.

                                                                Maximum investment amount of $1,000,000(2). Larger
                                                                investments may be rejected.
--------------------------------------------------------------- ---------------------------------------------------------

(1)  Unless you are  otherwise  eligible  to purchase  Class A shares  without a sales  charge,  a CDSC of up to  0.75%  will be  charged  on Class A shares redeemed  within 18 months of purchase  if you paid no sales  charge on the original purchase and a finders fee was paid.

(2)  This limit was calculated based on a one-year holding period.

Class A Shares

Class A  shares  may be most  appropriate  for  investors  who want  lower  fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.

Front-End Sales Charges for Class A Shares

------------------------------------- -----------------------------------------------------------------------
                                                         Sales Charge as a Percentage of
------------------------------------- -----------------------------------------------------------------------
                                                                                        Dealer Commission as
                                                                 Net Amount Invested      a Percentage of
         Amount of Purchase            Offering Price*            (Approximately)         Offering Price
------------------------------------- ----------------------- ------------------------ ----------------------
Less than $100,000                            4.25%                    4.44%                   3.75%
------------------------------------- ----------------------- ------------------------ ----------------------
$100,000 up to $250,000                       3.50%                    3.63%                   3.00%
------------------------------------- ----------------------- ------------------------ ----------------------
$250,000 up to $500,000                       2.50%                    2.56%                   2.00%
------------------------------------- ----------------------- ------------------------ ----------------------
$500,000 up to $1 million                     2.00%                    2.04%                   1.75%
------------------------------------- ----------------------- ------------------------ ----------------------
$1 million or more                             None                    None                   None**
------------------------------------- ----------------------- ------------------------ ----------------------

*    The offering price of Class A Shares of the Fund is the next determined NAV per share plus the initial  sales charge listed in the table above which is paid to the Fund's distributor at the time of purchase of shares.

**   Dealer may be eligible for a finders fee as described in "Purchasing  Class
     A Shares without a Sales Charge" below.

Reduction and Waiver of Class A Sales Charges

If you  qualify  for a reduction  or waiver of Class A sales  charges,  you must notify Customer  Service,  your financial  adviser or other  intermediary at the time of purchase and must also provide any  required  evidence  showing that you qualify.  The value of cumulative  quantity  discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by  multiplying  the number of shares by their current NAV.
In order to  obtain  a sales  charge  reduction,  you may need to  provide  your financial  intermediary  or the Fund's  transfer agent, at the time of purchase, with  information  regarding shares of the Fund held in other accounts which may be eligible for aggregation.  Such information may include account statements or other  records  regarding  shares  of the Fund held in (i) all  accounts  (e.g., retirement  accounts)  with  the  Fund and  your  financial  intermediary;  (ii)
accounts with other financial intermediaries;  and (iii) accounts in the name of immediate  family  household  members (spouse and children under 21). You should retain any records necessary to substantiate  historical costs because the Fund,
its  transfer  agent,  and  financial   intermediaries  may  not  maintain  this
information.  Otherwise,  you may not  receive  the  reduction  or  waiver.  See
"Reduction of Class A Sales Charges" and "Waiver of Class A Sales Charges" below and "Reduction of Class A Sales Charges" in the SAI for more  information.  This
information   regarding   breakpoints   is   available   free   of   charge   at
www.aberdeeninvestments.com.

Reduction of Class A Sales Charges

Investors may be able to reduce or eliminate  front-end sales charges on Class A shares through one or more of these methods:

     o    A Larger Investment.  The sales charge decreases as the amount of your investment increases.
     o    Rights of  Accumulation.  To  qualify  for the  reduced  Class A sales charge that would apply to a larger  purchase  than you are  currently making (as shown in the table  above),  you and other  family  members living at the same  address can add the value of any Class A, Class B,
          Class C or Class D shares  (not all  Aberdeen  Funds  offer Class B or
          Class D shares) in all Aberdeen  Funds that you  currently  own or are currently purchasing to the value of your Class A purchase.
     o    Share  Repurchase  Privilege.  If you  redeem  Fund  shares  from your account, you qualify for a one-time  reinvestment  privilege.  You may reinvest  some or all of the  proceeds  in  shares  of the same  class without paying an additional  sales charge within 30 days of redeeming shares on which you previously paid a sales charge. (Reinvestment does not affect the amount of any capital  gains tax due.  However,  if you realize a loss on your redemption and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)
     o    Letter of Intent  Discount.  If you  declare in writing  that you or a group of family  members living at the same address intend to purchase at least  $50,000  in Class A shares  during a 13-month  period,  your sales  charge is based on the total  amount you intend to invest.  You are  permitted  to backdate  the letter in order to include  purchases made during the previous 90 days.  You can also combine your  purchase of Class A, Class B and Class C shares with your  purchases of Class D shares to fulfill your Letter of Intent.  You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent,  additional sales charges may be due and shares in your  account  would be  liquidated  to cover those sales charges.

Waiver of Class A Sales Charges

Front-end  sales  charges  on  Class A  shares  are  waived  for  the  following purchasers:

     o    investors  purchasing  shares through an  unaffiliated  brokerage firm that has an agreement with the Fund or the Fund's distributor to waive sales charges;
     o    directors,  officers,  full-time employees,  sales representatives and their  employees and investment  advisory  clients of a  broker-dealer that has a dealer/selling agreement with the Fund's distributor;
     o    any investor who pays for shares with  proceeds  from sales of Class D shares  of an  Aberdeen  Fund  (Class D shares  are  offered  by other
          Aberdeen  Funds,  but not this Fund) and Class A Shares are  purchased instead;
     o    retirement plans;
     o    investment advisory clients of the Adviser's affiliates; and
     o    directors,  officers, full-time employees (and their spouses, children or immediate  relatives) of companies that may be affiliated  with the
          Adviser from time to time.

The SAI lists other investors eligible for sales charge waivers.

Purchasing Class A Shares Without a Sales Charge

Purchases  of $1  million  or more of Class A  shares  have no  front-end  sales charge.  You can purchase $1 million or more in Class A shares in one or more of the funds offered by the Trust  (including  the Fund in this  prospectus) at one time.  Or, you can utilize  the Rights of  Accumulation  Discount  and Letter of
Intent Discount as described above.  However, a contingent deferred sales charge
(CDSC) may apply  when you redeem  your  shares in  certain  circumstances  (see
Contingent Deferred Sales Charges on Certain Redemptions of Class A Shares).

A CDSC of up to 0.75%  applies  to  purchases  of $1  million or more of Class A
Shares if a "finders fee" is paid by the Fund's  distributor  or Adviser to your financial adviser or intermediary and you redeem your shares within 18 months of purchase. The CDSC covers the finders fee paid to the selling dealer.

The CDSC does not apply:

     o    if you are eligible to purchase  Class A shares without a sales charge for another reason; or
     o    no finders fee was paid; or
     o    to shares acquired through  reinvestment of dividends or capital gains distributions.

Contingent Deferred Sales Charge on Certain Redemptions of Class A Shares

       Amount of Purchase                         Amount of CDSC
       $1 Million up to $4 Million                     0.75%
       $4 Million up to $25 Million                    0.50%
       $25 Million or More                             0.25%

A  shareholder  may be  subject  to a CDSC if he or she  redeems  Class A shares within  18  months of the date of  purchase.  Any CDSC is based on the  original purchase  price or the  current  market  value  of the  shares  being  redeemed, whichever is less.  If you redeem a portion of your shares,  shares that are not subject to a CDSC are redeemed first, followed by shares that you have owned the longest.  This  minimizes  the CDSC you pay.  Please see  "Waiver of  Contingent
Deferred  Sales  Charges-Class  A and Class C Shares"  for a list of  situations where a CDSC is not charged.

The CDSC for Class A shares of the Fund is described  above;  however,  the CDSC for Class A shares of other Aberdeen Funds may be different and are described in their respective  prospectuses.  If you purchase more than one Aberdeen Fund and subsequently  redeem  those  shares,  the  amount  of the  CDSC is  based on the specific  combination of Aberdeen  Funds  purchased and is  proportional  to the amount you redeem from each Aberdeen Fund.

Waiver of Contingent Deferred Sales Charges - Class A and Class C Shares

The CDSC is waived on:

     o    the  redemption  of  Class  A or  Class  C  shares  purchased  through reinvested dividends or distributions;
     o    Class A or Class C shares sold  following the death or disability of a shareholder,  provided the  redemption  occurs  within one year of the shareholder's death or disability;
     o    mandatory  withdrawals  of Class A or Class C shares from  traditional
          IRA accounts after age 70 1/2and for other required distributions from retirement accounts; and
     o    redemptions  of  Class C  shares  from  retirement  plans  offered  by retirement  plan  administrators  that maintain an agreement  with the
          Fund, the Fund's Adviser or the Fund's distributor.

If a CDSC is charged when you redeem your Class C shares,  and you then reinvest the proceeds in Class C shares within 30 days, shares equal to the amount of the
CDSC are re-deposited into your new account.

If you qualify for a waiver of a CDSC, you must notify  Customer  Service,  your financial  adviser or intermediary at the time of purchase and must also provide any required evidence showing that you qualify.  For more complete  information, see the SAI.

Class C Shares

Class C shares may be  appropriate  if you are  uncertain how long you will hold your shares.  If you redeem your Class C shares  within the first year after you purchase them you must pay a CDSC of 1%.

For  Class C shares,  the CDSC is based on the  original  purchase  price or the current  market value of the shares being  redeemed,  whichever is less.  If you redeem a portion  of your  shares,  shares  that are not  subject  to a CDSC are redeemed  first,  followed  by  shares  that you have  owned the  longest.  This minimizes  the CDSC that you pay.  See  "Waiver  of  Contingent  Deferred  Sales
Charges-Class A and Class C Shares" for a list of situations where a CDSC is not charged.

The Fund's  distributor or Adviser may compensate  broker-dealers  and financial intermediaries for sales of Class C shares from its own resources at the rate of
1.00% of sales of Class C shares.

Share Classes Available Only to Institutional Accounts

The Core Income Fund offers Institutional Service Class, Institutional Class and
Class R shares.  Only certain  types of entities and  selected  individuals  are eligible to purchase shares of these classes.

If an institution or retirement plan has hired an  intermediary  and is eligible to invest in more than one class of shares,  the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account.  Plan fiduciaries  should consider their  obligations  under ERISA when determining which class is appropriate for the retirement plan.

Other  fiduciaries  should also consider their  obligations  in determining  the appropriate share class for a customer including:

     o    the  level  of  distribution  and  administrative  services  the  plan requires;
     o    the total expenses of the share class; and
     o    the appropriate  level and type of fee to compensate the intermediary.
          An intermediary may receive different  compensation depending on which class is chosen.

Class R Shares

Class R shares are available to retirement plans including:

     o    401(k) plans;
     o    457 plans;
     o    403(b) plans;
     o    profit sharing and money purchase pension plans;
     o    defined benefit plans;
     o    non-qualified deferred compensation plans; and
     o    other  retirement  accounts  in  which  the  retirement  plan  or  the retirement  plan's  financial  services firm has an agreement with the
          Fund,  the Fund's  Adviser or the  Fund's  distributor  to use Class R shares.

The  above-referenced  plans are generally small and mid-sized  retirement plans that have at least $1 million in assets and shares held through omnibus accounts
that  are  represented  by  an  intermediary  such  as  a  broker,   third-party
administrator, registered investment adviser or other plan service provider.

Class R shares are not available to:

     o    institutional non-retirement accounts;
     o    traditional and Roth IRAs;
     o    Coverdell Education Savings Accounts;
     o    SEPs and SAR-SEPs;
     o    SIMPLE IRAs;
     o    one-person Keogh plans;
     o    individual 403(b) plans; or
     o    529 Plan accounts.

Institutional Service Class Shares

Institutional  Service  Class  shares are  available  for  purchase  only by the following:

     o    retirement  plans  advised  by  financial  professionals  who  are not associated  with  brokers or dealers  primarily  engaged in the retail securities business and rollover  individual  retirement accounts from such plans;
     o    retirement  plans  for  which   third-party   administrators   provide
          recordkeeping  services  and are  compensated  by the Fund  for  these services;
     o    a bank, trust company or similar financial  institution  investing for its own account or for trust  accounts  for which it has  authority to make  investment  decisions  as long  as the  accounts  are  part of a program that collects an administrative services fee;
     o    registered investment advisers investing on behalf of institutions and high  net-worth  individuals  where the adviser is  compensated by the
          Fund for providing services; or
     o    life insurance separate accounts using the investment to fund benefits for variable annuity  contracts issued to governmental  entities as an investment option for 457 or 401(k) plans.

Institutional Class Shares

Institutional Class shares are available for purchase only by the following:

     o    funds of funds offered by affiliates of the Fund;
     o    retirement  plans  for  which no  third-party  administrator  receives compensation from the Fund;
     o    institutional  advisory  accounts of the Adviser's  affiliates,  those accounts  which have client  relationships  with an  affiliate  of the
          Adviser,  its affiliates and their corporate  sponsors,  subsidiaries;
          and  related  retirement  plans;  o  rollover  individual   retirement
          accounts from such institutional advisory accounts;
     o    a bank, trust company or similar financial  institution  investing for its own account or for trust  accounts  for which it has  authority to make  investment  decisions  as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative  service fees to the financial institution;
     o    registered investment advisers investing on behalf of institutions and high net-worth  individuals where the advisers derive compensation for advisory services exclusively from clients; or
     o    high  net-worth  individuals  who invest  directly  without  using the
          services  of  a  broker,   investment   adviser  or  other   financial
          intermediary.

Sales Charges and Fees

Sales Charges

Sales charges, if any, are paid to the Fund's distributor. These fees are either kept or paid to your financial adviser or other intermediary.

Distribution and Service Fees

The Fund has  adopted a  Distribution  Plan under  Rule 12b-1 of the  Investment
Company  Act of 1940,  which  permits the Class A, Class C and Class R shares of the Fund to compensate the Fund's  distributor  or any other entity  approved by the Board of the Trust  (collectively,  "payees") for expenses  associated  with distribution-related  and/or  shareholder  services  provided by such  entities.
These fees are paid to the  Fund's  distributor  and are either  kept or paid to your financial  adviser or other  intermediary  for distribution and shareholder services.  Institutional  Class and  Institutional  Service  Class shares pay no
12b-1 fee.

These 12b-1 fees are in addition to  applicable  sales charges and are paid from the Fund's  assets on an ongoing  basis.  (The fees are  accrued  daily and paid monthly.) As a result,  12b-1 fees increase the cost of your investment and over time may cost more than other  types of sales  charges.  Under the  Distribution
Plan,  Class A,  Class C and Class R shares pay the  Fund's  distributor  annual amounts not exceeding the following:

Class                           As a % of Daily Net Assets
------------------------ ----------------------------------------------
Class A shares               0.25% (distribution or service fee)
Class C shares               1.00% (0.25% service fee)
Class R shares               0.50% (0.25% of which may be either a
                                   distribution or service fee)

Administrative Services Fees

Class A, Class R and Institutional  Service Class shares of the Fund are subject to fees  pursuant to an  Administrative  Services  Plan  adopted by the Board of
Trustees of the Trust.  (These fees are in addition to Rule 12b-1 fees for Class
A and Class R shares as  described  above.)  These  fees are paid by the Fund to broker-dealers  or other  financial  intermediaries  who provide  administrative support  services to beneficial  shareholders  on behalf of the Fund.  Under the
Administrative  Services  Plan,  the  Fund  may  pay a  broker-dealer  or  other
intermediary   a  maximum  annual  fee  of  0.25%  for  Class  A,  Class  R  and
Institutional  Service Class shares;  however, many intermediaries do not charge the maximum permitted fee or even a portion thereof.

Because these fees are paid out of the Fund's Class A, Class R and Institutional
Service Class assets on an ongoing  basis,  these fees will increase the cost of your  investment in such share class over time and may cost you more than paying other types of fees.

Revenue Sharing

The Adviser and/or its affiliates  (collectively,  "Aberdeen") may make payments for marketing,  promotional or related services provided by  broker-dealers  and other  financial  intermediaries  that sell shares of the Trust or which include them as investment options for their respective customers.

These  payments  are  often  referred  to as  "revenue  sharing  payments."  The existence  or level of such  payments  may be based  on  factors  that  include, without  limitation,  differing  levels  or types of  services  provided  by the broker-dealer or other financial  intermediary,  the expected level of assets or sales of  shares,  the  placing of some or all of the Fund on a  recommended  or preferred list and/or access to an  intermediary's  personnel and other factors.
Revenue  sharing  payments are paid from  Aberdeen's own legitimate  profits and other of its own  resources  (not from the Fund) and may be in  addition  to any
Rule  12b-1  payments  that  are  paid to  broker-dealers  and  other  financial intermediaries. The Trust's Board of Trustees will monitor these revenue sharing arrangements  as well as the  payment of  advisory  fees paid by the Fund to its respective  advisers  to ensure  that the  levels of such  advisory  fees do not involve the indirect use of the Fund's assets to pay for marketing,  promotional or related  services.  Because revenue sharing payments are paid by Aberdeen and not from the  Fund's  assets,  the amount of any  revenue  sharing  payments  is determined by Aberdeen.

In addition to the revenue sharing payments described above,  Aberdeen may offer other  incentives  to sell  shares  of the  Fund in the form of  sponsorship  of educational or other client  seminars  relating to current  products and issues,
assistance  in  training  or  educating  an   intermediary's   personnel  and/or
entertainment or meals.  These payments may also include,  at the direction of a retirement plan's named fiduciary,  amounts to a retirement plan intermediary to offset  certain plan expenses or otherwise for the benefit of plan  participants and beneficiaries.

The recipients of such payments may include:

     o    the Fund's distributor and other affiliates of the Adviser;
     o    broker-dealers;
     o    financial institutions; and
     o    other  financial  intermediaries  through which investors may purchase shares of the Fund.

Payments may be based on current or past sales,  current or historical assets or a flat fee for specific services provided. In some circumstances,  such payments may create an incentive  for an  intermediary  or its  employees  or  associated persons to sell shares of the Fund to you instead of shares of funds  offered by competing fund families.

Contact your financial  intermediary  for details about revenue sharing payments it may receive.

Notwithstanding  the revenue sharing  payments  described  above, all investment advisers  and  subadvisers  to the  Trust  are  prohibited  from  considering  a
broker-dealer's   sale  of  any  of  the  Trust's   shares  in  selecting   such
broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally  may have  assisted  customers  in the  purchase of Fund  shares, although  neither such  assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in the investment  adviser's selection of such broker-dealer for portfolio  transaction execution.

Contacting Aberdeen Funds

Customer  Service  Representatives  are available 8 a.m. to 9 p.m. Eastern Time,
Monday through Friday at 866-667-9231.

Automated Voice Response Call  866-667-9231,  24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:

     o    make transactions;
     o    hear fund price information; and
     o    obtain mailing and wiring instructions.

Internet
Go to  www.aberdeeninvestments.com  24 hours a day,  seven days a week, for easy access to your mutual fund accounts. The website provides instructions on how to select a password and perform transactions. On the website, you can:

     o    download Fund prospectuses;
     o    obtain information on the Aberdeen Funds;
     o    access your account information; and
     o    request transactions, including purchases, redemptions and exchanges.

By Regular Mail
Aberdeen Funds, P.O. Box 183148, Columbus, Ohio 43218-3148.

By Overnight Mail
Aberdeen Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

By Fax   866-923-4269.

Share Price

The net asset value or "NAV" is the value of a single  share.  A separate NAV is calculated for each share class of the Fund. The NAV is:

     o    calculated  at the close of regular  trading  (usually 4 p.m.  Eastern
          Time) each day the New York Stock Exchange is open.
     o    generally  determined  by dividing  the total net market  value of the securities  and  other  assets  owned  by  the  Fund  allocated  to  a particular class, less the liabilities allocated to that class, by the total number of outstanding shares of that class.

The  purchase or  "offering"  price for Fund shares is the NAV (for a particular class) next determined  after the order is received by the Fund's transfer agent or an authorized intermediary, plus any applicable sales charge.

The Fund does not  calculate  NAV on days when the New York  Stock  Exchange  is closed.

o        New Year's Day
o        Martin Luther King, Jr. Day
o        Presidents' Day
o        Good Friday
o        Memorial Day
o        Independence Day
o        Labor Day
o        Thanksgiving Day
o        Christmas Day
o        Other days when the New York Stock Exchange is closed.

Foreign  securities may trade in their local markets on days the Fund is closed.
As a result,  if the Fund holds foreign  securities,  its NAV may be impacted on days when investors may not be able to purchase or redeem shares.

Buying Shares

Fund Transactions - Class A and Class C Shares

All transaction orders must be received by the Fund's agent in Columbus, Ohio or an authorized intermediary prior to the calculation of the Fund's NAV to receive that day's NAV.

How to Buy Shares                                            How to Exchange* or Sell** Shares
------------------------------------------------------------ ---------------------------------------------------------
Be sure to specify the class of shares you wish to           *  Exchange privileges may be amended or discontinued
purchase.  The Fund may reject any order to buy shares and      upon 60 days written notice to shareholders.
may suspend the offering of shares at any time.              ** A medallion signature guarantee may be required.
                                                                See "Medallion Signature Guarantee" below.

Through an authorized intermediary.  The Fund or the         Through an authorized intermediary.  The Fund or the
Fund's distributor has relationships with certain brokers    Fund's distributor has relationships with certain
and other financial intermediaries who are authorized to     brokers and other financial intermediaries who are
accept purchase, exchange and redemption orders for the      authorized to accept purchase, exchange and redemption
Fund.  Your transaction is processed at the NAV next         orders for the Fund.  Your transaction is processed at
calculated after the Fund's transfer agent or an             the NAV next calculated after the Fund's transfer agent
authorized intermediary receives your order in proper form.  or an authorized intermediary receives your order in proper form.
------------------------------------------------------------ ---------------------------------------------------------
By mail.  Complete an application and send with a check      By mail or fax.  You may request an exchange or
made payable to: Aberdeen Funds.  Payment must be made in    redemption by mailing or faxing a letter to Aberdeen
U.S. dollars and drawn on a U.S. bank.  The Fund does not    Funds.  The letter must include your account number(s)
accept cash, starter checks, third-party checks,             and the name(s) of the Fund(s) you wish to exchange
travelers' checks, credit card checks or money orders.       from and to.  The letter must be signed by all account
                                                             owners.  We reserve the right to request original
                                                             documents for any faxed requests.
------------------------------------------------------------ ---------------------------------------------------------
By telephone.  You will have automatic telephone             By telephone.  You will have automatic telephone
privileges unless you decline this option on your            privileges unless you decline this option on your
application.  The Fund follows procedures to confirm that    application.  The Fund follows procedures to confirm
telephone instructions are genuine and will not be liable    that telephone instructions are genuine and will not be
for any loss, injury, damage or expense that results from    liable for any loss, injury, damage or expense that
executing such instructions.  The Fund may revoke            results from executing such instructions.  The Fund may
telephone privileges at any time, without notice to          revoke telephone privileges at any time, without notice
shareholders.                                                to shareholders.  For redemptions, shareholders who own
                                                             shares in an IRA account should call 866-667-9231.

                                                             Additional information for selling shares.  A check
                                                             made payable to the shareholder(s) of record will be
                                                             mailed to the address of record.  The Fund may record
                                                             telephone instructions to redeem shares, and may
                                                             request redemption instructions in writing, signed by
                                                             all shareholders on the account.
------------------------------------------------------------ ---------------------------------------------------------
On-line.  Transactions may be made through the Aberdeen      On-line.  Transactions may be made through the Aberdeen
Funds' website at www.aberdeeninvestments.com.  However,     Funds' website at www.aberdeeninvestments.com.
the Fund may discontinue on-line transactions of Fund        However, the Fund may discontinue on-line transactions
shares at any time.                                          of Fund shares at any time.
------------------------------------------------------------ ---------------------------------------------------------
By bank wire.  You may have your bank transmit funds by      By bank wire.  The Fund can wire the proceeds of your
federal funds wire to the Fund's custodian bank. (The        redemption directly to your account at a commercial
authorization will be in effect unless you give the Fund     bank.  A voided check must be attached to your
written notice of its termination.)                          application.  (The authorization will be in effect
                                                             unless you give the Fund written notice of its
o    if you choose this method to open a new account,        termination.)
     you must call our toll-free number before you wire
     your investment and arrange to fax your completed       o    your proceeds typically will be wired to your
     application.                                                 bank on the next business day after your order has
                                                                  been processed.
o    your bank may charge a fee to wire funds.
                                                             o    Aberdeen Funds deducts a $20 service fee from
o    the wire must be received by 4:00 p.m. in order              the redemption proceeds for this service.
     to receive the current day's NAV.
                                                             o    your financial institution may also charge a
                                                                  fee for receiving the wire.

                                                             o    funds sent outside the U.S. may be subject to
                                                                  higher fees.

                                                             Bank wire is not an option for exchanges.
------------------------------------------------------------ ---------------------------------------------------------
                                                             By Automated Clearing House (ACH).  Your redemption
By Automated Clearing House (ACH).  You can fund your        proceeds can be sent to your bank via ACH on the second
Aberdeen Funds' account with proceeds from your bank via     business day after your order has been processed.  A
ACH on the second business day after your purchase order     voided check must be attached to your application.
has been processed.  A voided check must be attached to      Money sent through ACH should reach your bank in two
your application.  Money sent through ACH typically          business days.  There is no fee for this service.  (The
reaches Aberdeen Funds from your bank in two business        authorization will be in effect unless you give the
days.  There is no fee for this service.  (The               Fund written notice of its termination.)
authorization will be in effect unless you give the Fund
written notice of its termination.)                          ACH is not an option for exchanges.
------------------------------------------------------------ ---------------------------------------------------------
Retirement plan participants should contact their            Retirement plan participants should contact their
retirement plan administrator regarding transactions.        retirement plan administrator regarding transactions.
Retirement plans or their administrators wishing to          Retirement plans or their administrators wishing to
conduct transactions should call our toll-free number        conduct transactions should call our toll-free number
866-667-9231.  Eligible entities or individuals wishing to   866-667-9231.  Eligible entities or individuals wishing
conduct transactions in Institutional Service Class or       to conduct transactions in Institutional Service Class
Institutional Class shares should call our toll-free         or Institutional Class shares should call our toll-free
number 866-667-9231.                                         number 866-667-9231.
------------------------------------------------------------ ---------------------------------------------------------

Fair Value Pricing

The Trust's  Board of Trustees has adopted  Valuation  Procedures  governing the method by which individual  portfolio  securities held by the Fund are valued in order to determine  the Fund's NAV. The  Valuation  Procedures  provide that the
Fund's assets are valued primarily on the basis of market quotations. Where such market  quotations  are either  unavailable  or are deemed by the  Adviser to be unreliable,  a  Pricing  Committee,  consisting  of  officers  of the  Trust and employees  of the  Adviser,  meets to  determine a manual  "fair  valuation"  in accordance with the Valuation  Procedures.  In addition,  the Pricing  Committee will "fair value"  securities whose value is affected by a "significant  event."
Pursuant to the Valuation Procedures, any "fair valuation" decisions are subject to the review of the Valuation Committee of the Board of Trustees.

A  "significant  event"  is an event  that  materially  affects  the  value of a domestic or foreign security that occurs after the close of the principal market on which such  security  trades but before the  calculation  of the Fund's  NAV.
Significant events that could affect individual portfolio securities may include corporate  actions  such as  reorganizations,  mergers and  buy-outs,  corporate announcements  on  earnings,  significant  litigation,  regulatory  news such as government  approvals  and news  relating  to natural  disasters  affecting  the issuer's  operations.  Significant  events that could  affect a large  number of securities in a particular market may include  significant market  fluctuations,
market   disruptions  or  market   closings,   governmental   actions  or  other
developments,  or natural  disasters or armed conflicts that affect a country or region.

Due to the  time  differences  between  the  closings  of the  relevant  foreign securities  exchanges and the time that the Fund's NAV is  calculated,  the Fund may fair  value its  foreign  investments  more  frequently  than it does  other securities.  When fair value prices are  utilized,  these prices will attempt to reflect the impact of the financial markets'  perceptions and trading activities on the Fund's foreign  investments  since the last closing prices of the foreign investments  were  calculated on their  primary  foreign  securities  markets or exchanges.  Fair value pricing of foreign securities may occur on a daily basis, for instance,  using data furnished by an independent pricing service that draws upon,  among  other  information,  the  market  values of  foreign  investments.
Therefore, the fair values assigned to the Fund's foreign investments may not be the quoted or published  prices of the  investments on their primary  markets or exchanges.

By fair  valuing a security  whose price may have been  affected by  significant events or by news  after  the last  market  pricing  of the  security,  the Fund attempts to  establish a price that it might  reasonably  expect to receive upon the current sale of that security.  These procedures are intended to help ensure that the prices at which the Fund's  shares are purchased and redeemed are fair, and do not  result  in  dilution  of  shareholder  interests  or  other  harm to shareholders.

In-Kind Purchases

The Fund may  accept  payment  for  shares  in the form of  securities  that are permissible investments for the Fund.

Minimum Investments

Class A and Class C Shares
To open an account                                         $2,000 (per Fund)
To open an IRA account                                      $1000 (per Fund)
Additional investments                                       $100 (per Fund)
To start an Automatic Asset Accumulation Plan                         $1,000
Additional Investments (Automatic Asset Accumulation Plan)               $50

Class R Shares
To open an account                                                No Minimum
Additional Investments                                            No Minimum

Institutional Service Class Shares
To open an account                                        $50,000 (per Fund)
Additional Investments                                            No Minimum

Institutional Class Shares
To open an account                                    $1,000,0000 (per Fund)
Additional Investments                                            No Minimum

Minimum  investment  requirements  do not apply to purchases by employees of the
Adviser or its affiliates (or their spouses,  children or immediate  relatives), or to certain retirement plans,  fee-based programs or omnibus accounts.  If you purchase shares through an intermediary,  different minimum account requirements may apply.  The Trust reserves the right to waive the investment  minimums under certain circumstances.

Customer Identification Information

To help the  government  fight the  funding of  terrorism  and money  laundering activities,  federal law requires all financial  institutions to obtain,  verify and record  information that identifies each person that opens a new account and to determine  whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result,  unless such information is collected by the broker-dealer or other financial  intermediary  pursuant  to an  agreement,  the Fund must  obtain  the following information for each person that opens a new account:

     o    name;
     o    date of birth (for individuals);
     o    residential or business street address (although post office boxes are still permitted for mailing); and
     o    Social  Security  number,  taxpayer  identification  number  or  other identifying number.

You may also be asked for a copy of your  driver's  license,  passport  or other identifying  document in order to verify your identity.  In addition,  it may be necessary  to verify your  identity  by  cross-referencing  your  identification information  with a consumer  report or other  electronic  database.  Additional information  may be  required  to  open  accounts  for  corporations  and  other entities.  Federal law prohibits the Fund and other financial  institutions from opening a new account  unless they receive the minimum  identifying  information listed above.  After an account is opened, the Fund may restrict your ability to purchase  additional shares until your identity is verified.  The Fund may close your account or take other appropriate  action if they are unable to verify your identity  within a reasonable  time.  If your account is closed for this reason, your shares will be  redeemed  at the NAV next  calculated  after the account is closed.

Accounts with Low Balances

Maintaining small accounts is costly for the Fund and may have a negative effect on  performance.  Shareholders  are  encouraged to keep their accounts above the
Fund's minimum.

     o    If the  value of your  account  falls  below  $2,000  ($1,000  for IRA accounts),  you are generally  subject to a $5 quarterly  fee.  Shares from your account are redeemed each quarter to cover the fee, which is returned  to the Fund to offset  small  account  expenses.  Under some circumstances, the Fund may waive the quarterly fee.
     o    The Fund reserves the right to redeem your remaining  shares and close your  account  if a  redemption  of  shares  brings  the value of your account below $2,000  ($1,000 for IRA  Accounts).  In such cases,  you will be  notified  and  given 60 days to  purchase  additional  shares before the account is closed.

Exchanging Shares

You may  exchange  your Fund  shares  for  shares of any  Aberdeen  Fund that is currently accepting new investments as long as:

     o    both accounts have the same registration;
     o    your  first  purchase  in the new fund  meets its  minimum  investment requirement; and
     o    you purchase the same class of shares.  For example,  you may exchange between  Class A shares of any  Aberdeen  Fund,  but may not  exchange between Class A shares and Class C shares.

The exchange  privileges  may be amended or  discontinued  upon 60 days' written notice to shareholders.

Generally,  there  are no sales  charges  for  exchanges  of  Class C,  Class R,
Institutional Class or Institutional Service Class shares. However,

     o    if you  exchange  from  Class A shares of the Fund with a lower  sales charge to a fund with a higher sales  charge,  you may have to pay the difference in the two sales charges.
     o    if you  exchange  Class A shares that are subject to a CDSC,  and then redeem those shares  within 18 months of the  original  purchase,  the
          CDSC applicable to the original purchase is charged.

For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange

Automatic Withdrawal Program

You may elect to  automatically  redeem  Class A and Class C shares in a minimum amount of $50.  Complete the appropriate  section of the Mutual Fund Application for New Accounts or contact your financial  intermediary  or the Fund's transfer agent. Your account value must meet the minimum initial investment amount at the time the  program is  established.  This  program  may  reduce,  and  eventually deplete,  your account.  Generally,  it is not advisable to continue to purchase
Class A or Class C shares subject to a sales charge while redeeming shares using this program. An automatic withdrawal plan for Class C shares will be subject to any applicable CDSC.

Selling Shares

You can sell, or in other words redeem, your Fund shares at any time, subject to the  restrictions  described  below.  The price you receive when you redeem your shares is the NAV (minus any  applicable  sales charges or redemption  fee) next determined  after the  Fund's  authorized  intermediary  or an agent of the Fund receives your properly completed redemption request. The value of the shares you redeem may be worth more or less than their original purchase price depending on the market value of the Fund's investments at the time of the redemption.

You may not be able to redeem your Fund shares or the Fund may delay paying your redemption proceeds if:

     o    the New York Stock  Exchange is closed (other than  customary  weekend and holiday closings);
     o    trading is restricted; or
     o    an emergency  exists (as  determined  by the  Securities  and Exchange
          Commission).

Generally,  the Fund will pay you for the shares  that you redeem  within  three days after your  redemption  request is  received.  Payment  for shares that you recently  purchased may be delayed up to 10 business days from the purchase date to  allow  time for your  payment  to  clear.  The  Fund  may  delay  forwarding redemption proceeds for up to seven days if the account holder:

     o    is engaged in excessive trading or
     o    if the  amount  of the  redemption  request  would  disrupt  efficient portfolio management or adversely affect the Fund.

If you choose to have your redemption  proceeds mailed to you and the redemption check is returned as  undeliverable  or is not presented for payment  within six months,  the Fund  reserves the right to reinvest the check  proceeds and future distributions  in the shares of the particular  Fund at the Fund's  then-current
NAV until you give the Fund different instructions.

Under extraordinary  circumstances,  the Fund, in its sole discretion, may elect to honor redemption  requests by transferring some of the securities held by the
Fund  directly  to an account  holder as a  redemption  in-kind.  For more about
Aberdeen Funds' ability to make a redemption-in-kind, see the SAI.

The Board of  Trustees  of the  Trust has  adopted  procedures  for  redemptions in-kind by shareholders  including  affiliated  persons of the Fund.  Affiliated persons of the Fund include  shareholders  who are affiliates of the Adviser and shareholders  of the Fund  owning  5% or more of the  outstanding  shares of the
Fund.  These procedures  provide that a redemption  in-kind shall be effected at approximately  the affiliated  shareholder's  proportionate  share of the Fund's current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

Medallion Signature Guarantee

A medallion  signature  guarantee is required for  redemptions  of shares of the
Fund in any of the following instances:

     o    your account address has changed within the last 15 calendar days;
     o    the  redemption  check  is made  payable  to  anyone  other  than  the registered shareholder;
     o    the  proceeds  are mailed to any  address  other  than the  address of record; or
     o    the  redemption   proceeds  are  being  wired  to  a  bank  for  which
          instructions are currently not on your account.

A medallion signature guarantee is a certification by a bank,  brokerage firm or other  financial  institution  that a customer's  signature is valid.  Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion  signature  guarantee  in other  circumstances, without notice.

Excessive or Short-Term Trading

The Aberdeen  Funds seek to discourage  excessive or short-term  trading  (often described as "market  timing").  Excessive  trading (either  frequent  exchanges between Aberdeen Funds or sales and repurchases of Aberdeen Funds within a short time period) may:

     o    disrupt portfolio management strategies;
     o    increase brokerage and other transaction costs; and
     o    negatively affect fund performance.

A fund  may be more or less  affected  by  short-term  trading  in fund  shares, depending on various  factors such as the size of the fund, the amount of assets the fund  typically  maintains in cash or cash  equivalents,  the dollar amount, number and  frequency  of trades in fund shares and other  factors.  A fund that invests in foreign  securities  may be at greater  risk for  excessive  trading.
Investors  may attempt to take  advantage  of  anticipated  price  movements  in securities held by a fund based on events occurring after the close of a foreign market that may not be  reflected in the fund's NAV  (referred to as  "arbitrage market  timing").  Arbitrage  market  timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances,  may dilute the value of a fund's  shares if  redeeming  shareholders  receive  proceeds  (and  buying shareholders  receive shares) based on NAVs that do not reflect appropriate fair value prices.

The Board of Trustees of the Trust has adopted  and  implemented  the  following
policies  and  procedures  to  detect,   discourage  and  prevent  excessive  or
short-term trading in the Fund:

Monitoring of Trading Activity

The Fund,  through the Adviser,  monitors  selected trades and flows of money in and  out of the  Fund  in an  effort  to  detect  excessive  short-term  trading activities.  If a shareholder  is found to have engaged in excessive  short-term trading,  the Fund may,  in its  discretion,  ask the  shareholder  to stop such activities  or refuse to process  purchases or  exchanges  in the  shareholder's account.

Restrictions on Transactions

Whenever the Fund is able to identify short-term trades or traders, the Fund has broad authority to take  discretionary  action against market timers and against particular trades and uniformly will apply the short-term  trading  restrictions to all such trades that the Fund  identifies.  The Fund also has sole discretion to:

     o    restrict  purchases or exchanges  that the Fund or its agents  believe constitute excessive trading and
     o    reject transactions that violate the Fund's excessive trading policies or its exchange limits.

The Fund also has implemented  redemption and exchange fees to certain  accounts to discourage excessive trading and to help offset the expense of such trading.

In general:

     o    an exchange equaling 1% or more of the Fund's NAV may be rejected and
     o    redemption  and exchange fees are imposed on certain  Aberdeen  Funds.
          These  Aberdeen Funds may assess either a redemption fee if you redeem your Fund shares or an exchange fee if you  exchange  your Fund shares into another  Aberdeen Fund. The short-term  trading fees are deducted from the proceeds of the redemption of the affected Fund shares.

Fair Valuation

The  Fund has fair  value  pricing  procedures  in place as  described  above in
Section 5, Investing with Aberdeen Funds: Buying  Shares--Share  Price.  Despite its best efforts,  Aberdeen  Funds may be unable to identify or deter  excessive trades  conducted  through  certain  intermediaries  or  omnibus  accounts  that transmit aggregate  purchase,  exchange and redemption orders on behalf of their customers.  In short,  the Fund may not be able to prevent all market timing and its potential negative impact.

Exchange and Redemption Fees

In order to discourage excessive trading, the Aberdeen Funds impose exchange and redemption  fees on shares held in certain  types of accounts.  If you redeem or exchange your shares in such account  within a designated  holding  period,  the redemption  fee is paid  directly  to the fund from  which the  shares are being redeemed  and is designed to offset  brokerage  commissions,  market  impact and other costs associated with short-term  trading of fund shares.  For purposes of determining whether a redemption fee applies to an affected account, shares that were held the longest are redeemed  first.  If you  exchange  assets into a fund with a redemption/exchange fee, a new period begins at the time of the exchange.

Redemption and exchange fees do not apply to:

     o    shares  redeemed or exchanged  under  regularly  scheduled  withdrawal plans;
     o    shares purchased through reinvested dividends or capital gains;
     o    shares  redeemed  following the death or disability of a  shareholder.
          The disability,  determination of disability and subsequent redemption must have occurred during the period the fee applied;
     o    shares  redeemed  in  connection  with  mandatory   withdrawals   from
          traditional IRAs after age 70 1/2and other required distributions from retirement accounts;
     o    shares redeemed or exchanged from  retirement  accounts within 30 days of an automatic payroll deduction; or
     o    shares redeemed or exchanged by any "fund of funds" that is affiliated with the Fund.

With respect to shares  redeemed or exchanged  following the death or disability of a shareholder,  mandatory  retirement  plan  distributions  or sale within 30 calendar  days of an  automatic  payroll  deduction,  you must  inform  Customer
Service or your intermediary that the fee does not apply. You may be required to show evidence that you qualify for the  exception.  Redemption and exchange fees will be assessed unless or until the Fund is notified that an account is exempt.

Only certain  intermediaries  have agreed to collect the exchange and redemption fees from their customer accounts. In addition, the fees do not apply to certain types of accounts held through intermediaries, including certain:

     o    broker wrap fee and other fee-based programs;
     o    qualified retirement plan accounts
     o    omnibus  accounts  where there is no capability to impose a redemption fee on underlying customers' accounts; and
     o    intermediaries that do not or cannot report sufficient  information to impose an exchange fee on their customer accounts.

To the  extent  that  exchange  and  redemption  fees  cannot  be  collected  on particular  transactions  and  excessive  trading  occurs,  the  remaining  Fund shareholders bear the expense of such frequent trading.

The following  Aberdeen Funds may assess the fee listed below on the total value of shares that are redeemed or exchanged  out of one of these funds into another
Aberdeen  Fund if you have held the shares of the fund for less than the minimum holding period listed below:

                                                                 Minimum Holding
                                                   Exchange/          Period
   Fund                                          Redemption Fee   Calendar Days)
   Aberdeen China Opportunities Fund                 2.00%             90
   Aberdeen Developing Markets Fund                  2.00%             90
   Aberdeen Global Financial Services Fund           2.00%             90
   Aberdeen Health Sciences Fund                     2.00%             90
   Aberdeen Natural Resources Fund                   2.00%             90
   Aberdeen Technology and Communications Fund       2.00%             90
   Aberdeen Global Utilities Fund                    2.00%             90
   Aberdeen Hedged Core Equity Fund                  2.00%             90
   Aberdeen International Equity Fund                2.00%             90
   Aberdeen Market Neutral Fund                      2.00%             90
   Aberdeen Select Mid Cap Growth Fund               2.00%             90
   Aberdeen Small Cap Fund                           2.00%             90
   Aberdeen Small Cap Opportunities Fund             2.00%             90
   Aberdeen Small Cap Growth Fund                    2.00%             90
   Aberdeen Select Small Cap Fund                    2.00%             90
   Aberdeen Small Cap Value Fund                     2.00%             90
   Aberdeen Equity Long-Short Fund                   2.00%             90
   Aberdeen Select Worldwide Fund                    2.00%             90
   Aberdeen Select Equity Fund                       2.00%             30
   Aberdeen Select Growth Fund                       2.00%             30
   Aberdeen Core Plus Income Fund                    2.00%             15
   Aberdeen Core Income Fund                         2.00%             15
   Aberdeen Tax-Free Income Fund                     2.00%              7

Section 6  Distributions and Taxes

The  following  information  is provided to help you  understand  the income and capital gains you may earn while you own Fund shares, as well as certain federal income tax consequences of owning Fund shares.  The Fund intends to qualify each year as a regulated  investment  company  under the Internal  Revenue Code. As a regulated  investment company,  the Fund generally pays no federal income tax on the income and gains it distributes to you. The amount of any distribution  will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains  distribution.  For tax advice about your personal tax  situation, please speak with your tax adviser.

Income and Capital Gains Distributions

The Fund expects to declare and distribute its net investment income, if any, to shareholders as dividends  quarterly.  Capital gains, if any, may be distributed at least annually.  The Fund may distribute  income  dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income  taxes on the Fund.  All  income  and  capital  gains  distributions  are automatically  reinvested  in shares of the Fund.  You may  request a payment in cash in writing if the distribution is in excess of $5.

If you choose to have dividends or capital gains distributions,  or both, mailed to you and  the  distribution  check  is  returned  as  undeliverable  or is not presented  for  payment  within  six  months,  the Trust  reserves  the right to reinvest the check proceeds and future  distributions  in the shares of the Fund at the Fund's then-current NAV until you give the Trust different instructions.

If you are a taxable  investor,  dividends and capital gains  distributions  you receive from the Fund,  whether you reinvest  your  distributions  in additional
Fund shares or receive them in cash,  are subject to federal  income tax,  state taxes or local taxes:

     o    distributions  are taxable to you at either ordinary income or capital gains tax rates;
     o    distributions  of short-term  capital  gains are federally  taxable at applicable ordinary income tax rates;
     o    distributions  of  long-term  capital  gains  are  taxable  to  you as long-term  capital  gains no matter  how long you have owned your Fund shares;
     o    either none or only a small  portion of the income  dividends  paid to you by the Fund will (i) in the case of  individual  shareholders,  be qualified  dividend income eligible for taxation at long-term  capital gains tax rates provided certain holding period  requirements are met, or (ii) in the case of  corporate  shareholders,  be eligible  for the corporate  dividend-received deduction subject to certain limitations.
          This is because the Fund invests  primarily in fixed income securities that earn interest income; and
     o    distributions  declared in December to  shareholders of record in such month,  but paid in  January,  are  taxable  as if they  were  paid in
          December.

The amount and type of income  dividends and the tax status of any capital gains distributed to you are reported on Form 1099-DIV,  which we send to you annually during tax season (unless you hold your shares in a qualified  tax-deferred plan or account or are otherwise not subject to federal income tax). Mutual funds may reclassify income after your tax reporting  statement is mailed to you. This can result from the rules in the  Internal  Revenue  Code that  effectively  prevent mutual funds, such as the Fund, from  ascertaining  with certainty,  until after the calendar  year end, and in some cases the Fund's  fiscal year end, the final amount and character of  distributions  the Fund has received on its investments during the prior calendar year. Prior to issuing your statement,  the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders.  However, when necessary, the Fund will send you a corrected Form 1099 to reflect reclassified information.

Distributions  from the Fund (both  taxable  dividends  and  capital  gains) are normally  taxable to you when made,  regardless  of whether you  reinvest  these distributions  or  receive  them in cash  (unless  you  hold  your  shares  in a qualified  tax-deferred  plan or account or are otherwise not subject to federal income tax).

If you are a taxable  investor and invest in the Fund shortly  before it makes a capital gains  distribution,  some of your  investment may be returned to you in the  form of a  taxable  distribution.  This is  commonly  known  as  "buying  a dividend."

Selling and Exchanging Shares

Selling  your  shares may result in a realized  capital  gain or loss,  which is subject to federal  income tax. For tax purposes,  an exchange from one Aberdeen
Fund to another is the same as a sale. For  individuals,  any long-term  capital gains you realize  from  selling  Fund shares are taxed at a maximum rate of 15%
(or 0% for  individuals  in the 10% and 15% federal  income tax rate  brackets).
Short-term capital gains are taxed at ordinary income tax rates. You or your tax adviser should track your purchases,  tax basis, sales and any resulting gain or loss. If you redeem Fund shares for a loss,  you may be able to use this capital loss to offset any other capital gains you have.

Other Tax Jurisdictions

Distributions  may be subject to state and local  taxes,  even if not subject to federal  income taxes.  State and local tax laws vary;  please  consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding at a 30% or lower
treaty  tax  rate  and  estate  tax,   and  are  subject  to  special  U.S.  tax
certification  requirements  to avoid  backup  withholding  and claim any treaty benefits.

Tax Status for Retirement Plans and Other Tax-Deferred Accounts

When  you  invest  in the  Fund  through  a  qualified  employee  benefit  plan, retirement plan or some other tax-deferred account, income dividends and capital gains  distributions  generally are not subject to current federal income taxes.
In  general,  these  plans or accounts  are  governed by complex tax rules.  You should ask your tax adviser or plan  administrator  for more  information  about your tax situation, including possible state or local taxes.

Backup Withholding

By law,  you may be subject to backup  withholding  on a portion of your taxable distributions  and  redemption  proceeds  unless you provide your correct Social
Security or taxpayer  identification  number and certify that (1) this number is correct,  (2) you are not subject to backup withholding,  and (3) you are a U.S.
person (including a U.S. resident alien). You may also be subject to withholding if the  Internal  Revenue  Service  instructs  us to  withhold a portion of your distributions and proceeds.  When withholding is required,  the amount is 28% of any distributions or proceeds paid.

This  discussion of  "Distributions  and Taxes" is not intended or written to be used as tax advice.  Because  everyone's  tax  situation  is unique,  you should consult  your tax  professional  about  Federal,  state,  local or  foreign  tax consequences before making an investment in the Fund.

Section 7  Financial Highlights

Because the Fund is new, it has no financial history.

Information from Aberdeen Funds

Please read this  Prospectus  before you invest,  and keep it with your records.
The  following  documents  - which  may be  obtained  free of  charge -  contain additional information about the Fund:

     o    Statement of Additional  Information  (incorporated  by reference into this Prospectus)
     o    Annual Reports (which contain discussions of the market conditions and
          investment   strategies   that   significantly   affected  the  Fund's
          performance)
     o    Semiannual Reports

The above  documents are available  free of charge at the Aberdeen Funds website at  www.aberdeeninvestments.com.  To obtain any of the above  documents  free of charge,  to  request  other  information  about  the  Fund,  or  to  make  other shareholder  inquiries,  you may also  contact  us at the  address  or toll free number listed below.

To reduce the volume of mail you receive,  only one copy of  financial  reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at  866-667-9231,  or write to us at the address  listed  below,  to request (1)
additional  copies free of charge,  or (2) that we  discontinue  our practice of mailing regulatory materials together.

If  you  wish  to  receive   regulatory   materials  and/or  account  statements
electronically,  you can sign-up for our free e-delivery  service.  Please visit the  Fund's  website at  www.aberdeeninvestments.com  or call  866-667-9231  for information.

For Additional Information Contact:

By Regular Mail:

Aberdeen Funds
P.O. Box 183148
Columbus, Ohio 43218-3148

By Overnight Mail:

Aberdeen Funds
3435 Stelzer Road
Columbus, Ohio 43219

For 24-Hour Access:

866-667-9231 (toll free) Customer Service Representatives are available 8 a.m. -
9 p.m. Eastern Time,  Monday through Friday.  Call after 7 p.m. Eastern Time for closing share prices.

Also visit the Aberdeen Funds' website at www.aberdeeninvestments.com.

Information From the Securities and Exchange Commission (SEC)

You can obtain information about the Fund, including the SAI from the SEC

     o    on the SEC's EDGAR database via the Internet at www.sec.gov;
     o    by electronic request to publicinfo@sec.gov;
     o    in person at the SEC's Public Reference Room in Washington,  D.C. (For
          their hours of operation, call 202-551-8090); or
     o    by mail by sending your request to Securities and Exchange  Commission
          Public Reference Section, Washington, D.C. 20549-0102 (The SEC charges a fee to copy any documents).

THE TRUST'S INVESTMENT COMPANY ACT FILE NO.: 811-22132

                       Statement of Additional Information

                              _______________, 2008

                                 ABERDEEN FUNDS

                            Aberdeen Core Income Fund

Aberdeen  Funds  (the  "Trust")  is a  registered  open-end  investment  company consisting  of 28 series as of the date hereof.  This  Statement  of  Additional
Information ("SAI") relates to the Aberdeen Core Income Fund (the "Fund").

This  SAI  is not a  prospectus  but  is  incorporated  by  reference  into  the
Prospectus  for the  Aberdeen  Core  Income  Fund.  It contains  information  in addition to and more detailed than that set forth in the  Prospectus  and should be read in conjunction with the Aberdeen Core Income Fund Prospectus.

Terms  not  defined  in this  SAI  have  the  meanings  assigned  to them in the
Prospectus.  You can order copies of the Prospectus without charge by writing to
Citi Fund Services  Ohio,  Inc.  ("Citi") at 3435 Stelzer Road,  Columbus,  Ohio
43219-3035 or calling (toll-free) 866-667-9231.

                                TABLE OF CONTENTS

                               GENERAL INFORMATION

The Trust is an open-end  management  investment  company  formed as a statutory trust under the laws of the state of Delaware by a Certificate of Trust filed on
September 27, 2007. The Trust  currently  consists of 28 separate  series,  each with  its  own  investment  objective.  The  Fund  is  a  diversified,  open-end management  investment company as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

     ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

The Aberdeen Core Income Fund

     The Fund  invests  in a  variety  of  securities  and  employs  a number of investment  techniques that involve  certain risks.  The Prospectus for the Fund highlights the principal investment strategies, investment techniques and risks.
This SAI  contains  additional  information  regarding  both the  principal  and non-principal  investment strategies of the Fund. The following table sets forth additional information concerning permissible investments and techniques for the
Fund.  A "Y" in the table  indicates  that the Fund may  invest in or follow the corresponding instrument or technique.

     ----------------------------------------------------------- --------------------------------
     Types of Investment or Technique                                   Aberdeen Core Income
     ----------------------------------------------------------- --------------------------------
     Adjustable rate securities                                                 Y
     ----------------------------------------------------------- --------------------------------
     Asset-backed securities                                                    Y
     ----------------------------------------------------------- --------------------------------
     Certificates of Deposits and Bankers' Acceptances                          Y
     ----------------------------------------------------------- --------------------------------
     Mortgage-backed and mortgage pass-through securities                       Y
     ----------------------------------------------------------- --------------------------------
     Stripped mortgage securities                                               Y
     ----------------------------------------------------------- --------------------------------
     Collateralized mortgage obligations                                        Y
     ----------------------------------------------------------- --------------------------------
     Common stocks                                                              Y
     ----------------------------------------------------------- --------------------------------
     Convertible securities                                                     Y
     ----------------------------------------------------------- --------------------------------
     Corporate Obligations                                                      Y
     ----------------------------------------------------------- --------------------------------
     Direct Debt Instruments                                                    Y
     ----------------------------------------------------------- --------------------------------
     Advance Refunded Bonds                                                     Y
     ----------------------------------------------------------- --------------------------------
     Dollar roll transactions                                                   Y
     ----------------------------------------------------------- --------------------------------
     Eurodollar Instruments                                                     Y
     ----------------------------------------------------------- --------------------------------
     Eurobonds                                                                  Y
     ----------------------------------------------------------- --------------------------------
     Foreign fixed income securities including Sovereign Debt                   Y
     and Privatized Enterprises
     ----------------------------------------------------------- --------------------------------
     Foreign commercial paper                                                   Y
     ----------------------------------------------------------- --------------------------------
     Non-investment grade debt (High Yield/High Risk Bonds)                     Y
     ----------------------------------------------------------- --------------------------------
     Illiquid and Restricted securities                                         Y
     ----------------------------------------------------------- --------------------------------
     Private Placement Commercial Paper                                         Y
     ----------------------------------------------------------- --------------------------------
     Borrowing                                                                  Y
     ----------------------------------------------------------- --------------------------------
     Indexed securities                                                         Y
     ----------------------------------------------------------- --------------------------------
     Lending portfolio securities                                               Y
     ----------------------------------------------------------- --------------------------------
     Investment of securities lending collateral                                Y
     ----------------------------------------------------------- --------------------------------
     Participation Interests                                                    Y
     ----------------------------------------------------------- --------------------------------
     Real estate investment trust (REITs)                                       Y
     ----------------------------------------------------------- --------------------------------
     Repurchase agreements                                                      Y
     ----------------------------------------------------------- --------------------------------
     Reverse repurchase agreements                                              Y
     ----------------------------------------------------------- --------------------------------
     Securities backed by guarantees                                            Y
     ----------------------------------------------------------- --------------------------------
     Strategic Transactions and Derivatives                                     Y
     ----------------------------------------------------------- --------------------------------
     Futures                                                                    Y
     ----------------------------------------------------------- --------------------------------
     Options                                                                    Y
     ----------------------------------------------------------- --------------------------------
     Swap, Caps, Floors and Collars                                             Y
     ----------------------------------------------------------- --------------------------------
     Credit Default Swaps                                                       Y
     ----------------------------------------------------------- --------------------------------
     Synthetic Investments                                                      Y
     ----------------------------------------------------------- --------------------------------
     Currency Transactions                                                      Y
     ----------------------------------------------------------- --------------------------------
     Stripped zero coupon securities/Custodial Receipts                         Y
     ----------------------------------------------------------- --------------------------------
     Supranational Entities                                                     Y
     ----------------------------------------------------------- --------------------------------
     Trust Preferred Securities                                                 Y
     ----------------------------------------------------------- --------------------------------
     U.S. government securities                                                 Y
     ----------------------------------------------------------- --------------------------------
     When-issued/delayed-delivery securities                                    Y
     ----------------------------------------------------------- --------------------------------
     Standby Commitment Agreements                                              Y
     ----------------------------------------------------------- --------------------------------
     Temporary Investments                                                      Y
     ----------------------------------------------------------- --------------------------------
     Money market instruments                                                   Y
     ----------------------------------------------------------- --------------------------------
     Securities of Investment companies                                         Y
     ----------------------------------------------------------- --------------------------------
     Preferred stocks                                                           Y
     ----------------------------------------------------------- --------------------------------
     Pay-in-kind bonds and Deferred payments securities                         Y
     ----------------------------------------------------------- --------------------------------
     Loan Participations and Assignments                                        Y
     ----------------------------------------------------------- --------------------------------
     Forward currency contracts                                                 Y
     ----------------------------------------------------------- --------------------------------
     Put Bonds                                                                  Y
     ----------------------------------------------------------- --------------------------------
     Municipal Securities                                                       Y
     ----------------------------------------------------------- --------------------------------
     Loans                                                                      Y
     ----------------------------------------------------------- --------------------------------
     Structured Securities                                                      Y
     ----------------------------------------------------------- --------------------------------
     Inverse Floating Rate Instruments                                          Y
     ----------------------------------------------------------- --------------------------------

     Please review the  discussions in the  Prospectus  for further  information regarding the investment objectives and policies of the Fund.

          DESCRIPTION OF PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

General Investment Objective and Policies

The Fund seeks to maximize  total return  consistent  with the  preservation  of capital and prudent investment management,  by investing for both current income and capital  appreciation.  The Fund seeks to achieve its objective by investing primarily (generally, at least 80% of its net assets) in a diversified portfolio of fixed income securities and instruments.  Permitted Fund investments include, but are not limited to, the following:

o    U.S.  Government  securities  (including  Treasury,  agency and  government sponsored enterprises),
o    foreign  government  and  agency,   supranational,   and  quasi  government
     obligations,
o    residential mortgage backed securities (MBS),
o    commercial mortgage backed securities (CMBS),
o    asset backed securities (ABS),
o    municipal obligations,
o    corporate   obligations   (including   preferred   stock,   hybrid  capital
     securities, and convertible bonds),
o    loan participations and assignments including revolving credit facilities,
o    inflation-indexed securities,
o    U.S. dollar denominated securities of foreign issuers,
o    non-U.S.  dollar  denominated issues provided that all currency exposure is hedged,
o    cash equivalents  including commercial paper,  repurchase  agreements,  and other short term investments,
o    private placements including securities issued under 144(a),
o    structured securities,
o    derivative instruments including futures,  interest rate swaps, options and credit derivatives, and
o    Currency forward contracts.

The Fund will  primarily  invest in investment  grade  securities at the time of purchase. Investment grade securities are those rated Baa3/BBB- or higher. Up to
5% of the market value of the Fund may be invested in  securities  rated Ba1/BB+
to Ba3/BB-. Ratings from a nationally recognized statistical rating organization
("NRSRO") including Moody's Investor Services,  Inc.  ("Moody's"),  Standard and
Poor's Rating Group  ("Standard  &  Poor's") or Fitch,  Inc.  ("Fitch") will apply, or if unrated, be determined by the Adviser to be of comparable quality.

Derivative   instruments  tied  to  permissible  fixed  income  instruments  are permitted for hedging and managing risk  exposures.  The Fund may use derivative instruments  as a  substitute  for  purchasing  or  selling  securities  or  for non-hedging purposes to seek to enhance potential gains.

The Fund may also buy or sell securities on a forward  commitment basis and lend portfolio securities.

Information Concerning Duration

     Duration is a measure of the average life of a  fixed-income  security that was  developed  as a more  precise  alternative  to the  concepts  of  "term  to maturity" or "average dollar  weighted  maturity" as measures of "volatility" or
"risk"  associated  with  changes in interest  rates.  Duration  incorporates  a security's  yield,  coupon interest  payments,  final maturity and call features into one measure.

     Most debt obligations  provide interest  ("coupon") payments in addition to final ("par") payment at maturity.  Some  obligations also have call provisions.
Depending on the relative magnitude of these payments and the nature of the call provisions,  the market values of debt  obligations  may respond  differently to changes in interest rates.

     Traditionally,  a debt  security's  "term-to-maturity"  has been  used as a measure of the sensitivity of the security's  price to changes in interest rates
(which is the "interest rate risk" or  "volatility"  of the security).  However,
"term-to-maturity"  measures  only the time until a debt  security  provides its final payment, taking no account of the pattern of the security's payments prior to maturity.  Average  dollar  weighted  maturity is calculated by averaging the terms of  maturity  of each debt  security  held with each  maturity  "weighted"
according to the percentage of assets that it represents.  Duration is a measure of the expected  life of a debt  security on a present  value basis and reflects both  principal  and interest  payments.  Duration  takes the length of the time intervals  between the present time and the time that the interest and principal payments are  scheduled or, in the case of a callable  security,  expected to be received,  and weights them by the present  values of the cash to be received at each  future  point  in time.  For any  debt  security  with  interest  payments occurring  prior to the payment of principal,  duration is ordinarily  less than maturity.  In general, all other factors being the same, the lower the stated or coupon  rate of  interest  of a debt  security,  the longer the  duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

     There are some situations where the standard duration  calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities  often have final  maturities of ten or more years;
however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage  pass-through  securities.  The stated final maturity of such securities is generally 30 years, but current  prepayment rates are more critical in determining  the  securities'  interest rate  exposure.  In these and other similar situations,  the Fund's investment adviser will use more sophisticated  analytical  techniques to project the economic life of a security and estimate its interest rate  exposure.  Since the  computation of duration is based on predictions of future events rather than known factors, there can be no assurance  that  the Fund  will at all  times  achieve  its  targeted  portfolio duration.

     The change in market value of U.S.  government  fixed-income  securities is largely a function of changes in the prevailing  level of interest  rates.  When interest rates are falling,  a portfolio with a shorter duration  generally will not  generate  as high a level  of total  return  as a  portfolio  with a longer duration.  When interest rates are stable, shorter duration portfolios generally will not generate as high a level of total return as longer duration  portfolios
(assuming that long-term  interest rates are higher than short-term rates, which is  commonly  the case.) When  interest  rates are  rising,  a portfolio  with a shorter  duration will generally  outperform  longer duration  portfolios.  With respect to the composition of a fixed-income portfolio,  the longer the duration of the portfolio,  generally,  the greater the  anticipated  potential for total return, with, however, greater attendant interest rate risk and price volatility than for a portfolio with a shorter duration.

Debt Obligations

     Debt  Securities  Generally.  The  Fund  may  invest  in  debt  securities, including bonds of private issuers.  Portfolio debt investments will be selected on the basis  of,  among  other  things,  credit  quality,  and the  fundamental outlooks for currency,  economic and interest  rate trends,  taking into account the ability to hedge a degree of currency or local bond price risk.

     The principal  risks involved with  investments  in bonds include  interest rate risk,  credit risk and pre-payment  risk.  Interest rate risk refers to the likely  decline  in the  value of  bonds  as  interest  rates  rise.  Generally, longer-term  securities are more  susceptible to changes in value as a result of interest-rate  changes than are shorter-term  securities.  Credit risk refers to the risk that an issuer of a bond may  default  with  respect to the  payment of principal and interest.  The lower a bond is rated, the more it is considered to be a speculative or risky  investment.  Pre-payment risk is commonly  associated with pooled debt securities, such as mortgage-backed securities and asset backed securities,  but may affect other debt  securities as well.  When the underlying debt obligations are prepaid ahead of schedule,  the return on the security will be lower than expected.  Pre-payment  rates usually increase when interest rates are falling.

     Lower-rated  securities are more likely to react to developments  affecting these risks than are more highly  rated  securities,  which react  primarily  to movements in the general level of interest  rates.  Although the  fluctuation in the price of debt securities is normally less than that of common stocks, in the past there have been extended  periods of cyclical  increases in interest  rates that have caused significant declines in the price of debt securities in general and have caused the effective maturity of securities with prepayment features to be extended,  thus effectively  converting short or intermediate term securities
(which tend to be less volatile in price) into long term securities  (which tend to be more volatile in price).

     Ratings  as   Investment   Criteria.   High-quality,   medium-quality   and
non-investment  grade debt obligations are  characterized as such based on their ratings by nationally  recognized  statistical rating organizations  ("NRSROs"), such as Standard & Poor's Rating Group ("Standard & Poor's") or Moody's Investor
Services  ("Moody's").  In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities  that they rate. Such ratings, however, are relative and subjective,  and are not absolute standards of quality and do not evaluate the market value risk of the  securities.  These ratings are used by the Fund as initial criteria for the selection of portfolio  securities, but the Fund also relies upon the  independent  advice of the Fund's  adviser to evaluate potential investments. This is particularly important for lower-quality securities.  Among the factors that will be considered is the long-term  ability of the issuer to pay principal and interest and general economic trends, as well as an issuer's  capital  structure,  existing  debt and  earnings  history.  The
Appendix to this SAI contains further information about the rating categories of
NRSROs and their significance.

     Subsequent to its purchase by the Fund,  an issuer of securities  may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund.  In  addition,  it is  possible  that an NRSRO might not change its rating of a particular issuer to reflect subsequent events. None of these events generally  will require  sale of such  securities,  but the Fund's  adviser will consider such events in its determination of whether the Fund should continue to hold the  securities.  In addition,  to the extent that the ratings  change as a result of  changes  in an NRSRO or its  rating  systems,  or due to a  corporate reorganization, the Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

     Investment-Grade  Securities.  The  Fund  may  purchase  "investment-grade"
bonds,  which are those rated Aaa,  Aa, A or Baa by Moody's or AAA, AA, A or BBB by Standard & Poor's or Fitch, Inc.  ("Fitch") or a comparable rating by another
NRSRO; or, if unrated,  judged to be of equivalent  quality as determined by the
Advisor.  Moody's  considers bonds it rates Baa to have speculative  elements as well as investment-grade characteristics. To the extent that the Fund invests in higher-grade  securities,  the  Fund  will  not  be  able  to  avail  itself  of opportunities for higher income which may be available at lower grades.

     Medium-Quality Securities. The Fund anticipates investing in medium-quality obligations,  which are obligations  rated in the fourth highest rating category by any NRSRO (e.g.,  rated Baa by Moody's or BBB by Standard & Poor's or Fitch).
Medium-quality securities,  although considered investment-grade,  may have some speculative  characteristics and may be subject to greater fluctuations in value than  higher-rated  securities.  In  addition,  the  issuers  of  medium-quality securities  may be more  vulnerable to adverse  economic  conditions or changing circumstances than issuers of higher-rated securities.

     Lower Quality (High-Risk)  Securities.  Non-investment  grade debt or lower quality/rated securities,  commonly known as junk bonds (hereinafter referred to as "lower-quality  securities")  include (i) bonds rated as low as C by Moody's,
Standard & Poor's, or Fitch, (ii) commercial paper rated as low as C by Standard
& Poor's,  Not Prime by  Moody's  or Fitch 4 by Fitch;  and (iii)  unrated  debt securities of comparable  quality.  Lower-quality  securities,  while  generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There
is  more  risk   associated   with   these   investments   because   of  reduced
creditworthiness  and  increased  risk  of  default.   Under  NRSRO  guidelines,
lower-quality securities and comparable unrated securities will likely have some
quality  and   protective   characteristics   that  are   outweighed   by  large
uncertainties  or major  risk  exposures  to adverse  conditions.  Lower-quality securities are considered to have extremely poor prospects of ever attaining any real  investment  standing,  to have a  current  identifiable  vulnerability  to default  or to be in  default,  to be  unlikely  to have  the  capacity  to make required  interest payments and repay principal when due in the event of adverse business,  financial or economic conditions,  or to be in default or not current in the payment of  interest or  principal.  They are  regarded as  predominantly speculative  with  respect to the  issuer's  capacity to pay  interest and repay principal.  The special risk  considerations  in connection with  investments in these securities are discussed in "High Yield/High Risk Bonds" below.

     Adjustable Rate Securities.  The interest rates paid on the adjustable rate securities in which the fund invests  generally  are  readjusted at intervals of one year or less to an increment  over some  predetermined  interest rate index.
There  are  three  main  categories  of  indices:  those  based  on US  Treasury securities,  those  derived  from a  calculated  measure such as a cost of funds index and those  based on a moving  average of  mortgage  rates.  Commonly  used indices  include  the  one-year,  three-year  and  five-year  constant  maturity
Treasury rates,  the three-month  Treasury bill rate, the 180-day  Treasury bill rate, rates on longer-term Treasury  securities,  the 11th District Federal Home
Loan Bank Cost of Funds,  the  National  Median  Cost of Funds,  the  one-month, three-month,  six-month or one-year London Interbank Offered Rate ("LIBOR"), the prime rate of a specific bank or commercial paper rates.  Some indices,  such as the one-year constant  maturity Treasury rate,  closely mirror changes in market interest rate levels.  Others,  such as the 11th District Home Loan Bank Cost of
Funds  index,  tend to lag behind  changes in market  rate levels and tend to be somewhat less volatile.

     Asset-Backed  Securities.  Asset  backed  securities  may include  pools of loans,  receivables  or other  assets.  Payment of principal and interest may be largely  dependent  upon the cash  flows  generated  by the assets  backing  the securities. Asset-backed securities present certain risks that are not presented by  mortgage-backed  securities.  Primarily,  these  securities may not have the benefit of any security interest in the related assets.  Credit card receivables are  generally  unsecured  and the debtors are entitled to the  protection  of a number  of state and  federal  consumer  credit  laws,  many of which  give such debtors the right to set off certain  amounts owed on the credit cards,  thereby
reducing  the  balance  due.  There  is  the  possibility   that  recoveries  on
repossessed  collateral may not, in some cases, be available to support payments on these  securities.  Asset-backed  securities  are  often  backed by a pool of assets  representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying  assets to make  payments,  the
securities  may  contain   elements  of  credit  support  which  fall  into  two
categories:  (i)  liquidity  protection,  and  (ii)  protection  against  losses resulting  from  ultimate  default  by an  obligor  on  the  underlying  assets.
Liquidity  protection  refers to the  provision  of  advances,  generally by the entity  administering the pool of assets, to ensure that the receipt of payments on the underlying  pool occurs in a timely  fashion.  Protection  against losses results from payment of the insurance  obligations  on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit  obtained  by the  issuer or  sponsor  from third  parties, through various means of structuring the transaction or through a combination of such  approaches.  The Fund will not pay any  additional  or  separate  fees for credit  support.  The  degree  of  credit  support  provided  for each  issue is generally  based on historical  information  respecting the level of credit risk associated  with the  underlying  assets.  Delinquency or loss in excess of that anticipated or failure of the credit support could  adversely  affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory  developments.  It is possible that such  developments may require the Fund to dispose of any then existing holdings of such securities.

     Other  Asset-Backed  Securities.  The  securitization  techniques  used  to develop  mortgage-backed  securities  are now being  applied to a broad range of assets.  Through the use of trusts and  special  purpose  corporations,  various types of assets,  including  automobile  loans,  computer leases and credit card receivables,  are  being  securitized  in  pass-through  structures  similar  to mortgage pass-through structures or in a structure similar to the collateralized mortgage  obligation  structure.  In general,  the collateral  supporting  these securities  is of shorter  maturity  than  mortgage  loans and is less likely to experience substantial prepayments with interest rate fluctuations.

     Several  types of  asset-backed  securities  have  already  been offered to investors, including Certificates of Automobile ReceivablesSM ("CARSSM"). CARSSM
represent  undivided  fractional  interests in a trust whose assets consist of a pool of motor vehicle retail  installment sales contracts and security interests in the vehicles  securing the  contracts.  Payments of principal and interest on
CARSSM are passed through monthly to certificate  holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a  financial  institution  unaffiliated  with the trustee or  originator  of the trust.  An  investor's  return on CARSSM may be affected by early  prepayment of principal on the underlying vehicle sales contracts.  If the letter of credit is exhausted,  the trust may be prevented  from  realizing the full amount due on a sales contract because of state law  requirements  and restrictions  relating to foreclosure  sales  of  vehicles  and  the  obtaining  of  deficiency  judgments following  such sales or because of  depreciation,  damage or loss of a vehicle, the  application of federal and state  bankruptcy and insolvency  laws, or other factors.  As a result,  certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

     The Fund may also invest in residual interests in asset-backed  securities.
In the case of asset-backed securities issued in a pass-through  structure,  the cash flow  generated  by the  underlying  assets  is  applied  to make  required payments on the  securities  and to pay  related  administrative  expenses.  The residual in an  asset-backed  security  pass-through  structure  represents  the interest in any excess cash flow remaining after making the foregoing  payments.
The  amount  of  residual  cash  flow  resulting  from  a  particular  issue  of asset-backed  securities will depend on, among other things, the characteristics of the  underlying  assets,  the  coupon  rates  on the  securities,  prevailing interest rates, the amount of administrative  expenses and the actual prepayment experience  on  the  underlying  assets.  Asset-backed  security  residuals  not registered under the Securities Act of 1933, as amended (the  "Securities  Act")
may be subject to certain  restrictions on transferability.  In addition,  there may be no liquid market for such securities.

     The availability of asset-backed  securities may be affected by legislative or regulatory  developments.  It is possible that such  developments may require the Fund to dispose of any then-existing holdings of such securities.

     Participations  and  assignments  involve credit risk,  interest rate risk, liquidity  risk,  and the  risk of  being a  lender.  If the  Fund  purchases  a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of both the lender and the borrower.

     Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.  In addition,  it is at least  conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender.

     In the case of loans administered by a bank or other financial  institution that acts as agent for all holders,  if assets held by the agent for the benefit of a purchaser are determined to be subject to the claims of the agent's general creditors,  the  purchaser  might incur  certain  costs and delays in  realizing payment on the loan or loan  participation  and could suffer a loss of principal or interest.

     In  the  case  of  loan  participations  where  a  bank  or  other  lending institution serves as financial  intermediary between the Fund and the borrower, if the  participation  does not  shift to the  Fund the  direct  debtor-creditor relationship with the borrower,  SEC  interpretations  require the Fund, in some circumstances,  to treat both the lending bank or other lending  institution and the borrower as issuers for purposes of the Fund's investment policies. Treating a financial  intermediary as an issuer of  indebtedness  may restrict the Fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries  engaged in the same industry,  even if the underlying borrowers represent many different companies and industries.

     Certificates of Deposit and Bankers'  Acceptances.  Certificates of deposit are receipts  issued by a depository  institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary  market prior to maturity.  Bankers'  acceptances
typically  arise  from  short-term  credit   arrangements   designed  to  enable
businesses to obtain funds to finance  commercial  transactions.  Generally,  an acceptance  is a time draft  drawn on a bank by an  exporter  or an  importer to obtain a stated  amount of funds to pay for specific  merchandise.  The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the  instrument on its maturity  date.  The acceptance may then be held  by the  accepting  bank  as an  earning  asset  or it may be  sold  in the secondary market at the going rate of discount for a specific maturity. Although maturities for  acceptances can be as long as 270 days,  most  acceptances  have maturities of six months or less.

     The Fund may also  invest in  certificates  of deposit  issued by banks and savings and loan institutions which had, at the time of their most recent annual financial  statements,  total assets of less than $1 billion,  provided that (i)
the principal  amounts of such  certificates of deposit are insured by an agency of the US  Government,  (ii) at no time will the Fund  hold  more than  $100,000 principal  amount of  certificates of deposit of any one such bank, and (iii) at the time of acquisition, no more than 10% of the Fund's assets (taken at current value) are invested in certificates of deposit of such banks having total assets not in excess of $1 billion.

     Banker's acceptances are credit instruments evidencing the obligations of a bank to pay a draft drawn on it by a  customer.  These  instruments  reflect the obligation  both of the bank and of the  drawer  to pay the face  amount  of the instrument upon maturity.

     Time  deposits  are  non-negotiable   deposits   maintained  in  a  banking
institution  for a  specified  period of time at a stated  interest  rate.  Time deposits  which may be held by the Fund will not benefit from insurance from the
Bank Insurance Fund or the Savings  Association  Insurance Fund  administered by the Federal Deposit Insurance Corporation.  Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary with market conditions and the remaining maturity of the obligation.  Fixed time  deposits  subject  to  withdrawal  penalties  maturing  in more than seven calendar days are subject to the Fund's  limitation on  investments  in illiquid securities.

     Mortgage-Backed  Securities and Mortgage Pass-Through Securities.  The Fund
may  invest  in  mortgage-backed  securities  which  are  interests  in pools of mortgage loans,  including mortgage loans made by savings and loan institutions, mortgage  bankers,  commercial  banks and others.  Pools of  mortgage  loans are
assembled  as  securities  for  sale  to  investors  by  various   governmental,
government-related  and private  organizations  as further  described below. The pools  underlying  mortgage  pass-through  securities  consist of mortgage loans secured by  mortgages  or deeds of trust  creating  a first lien on  commercial,
residential,   residential   multi-family   and   mixed   residential/commercial
properties.  Underlying  mortgages  may  be of a  variety  of  types,  including adjustable rate, conventional 30-year, graduated payment and 15-year.

     Unlike   fixed   rate   mortgage-backed    securities,    adjustable   rate
mortgage-backed  securities  are  collateralized  by or  represent  interest  in mortgage loans with variable rates of interest. These variable rates of interest reset  periodically  to align  themselves  with market rates.  The Fund will not benefit from  increases in interest rates to the extent that interest rates rise to the point where they cause the current  coupon of the  underlying  adjustable rate mortgages to exceed any maximum  allowable  annual or lifetime reset limits
(or "cap  rates") for a  particular  mortgage.  In this event,  the value of the adjustable rate  mortgage-backed  securities in the Fund would likely  decrease.
Also, the Fund's net asset value could vary to the extent that current yields on adjustable  rate  mortgage-backed  securities  are different  than market yields during interim periods between coupon reset dates or if the timing of changes to the index upon which the rate for the  underlying  mortgage is based lags behind changes in market rates.  During periods of declining interest rates,  income to the Fund derived from adjustable rate mortgage-backed securities which remain in a  mortgage  pool  will  decrease  in  contrast  to the  income  on  fixed  rate
mortgage-backed  securities,   which  will  remain  constant.   Adjustable  rate
mortgages also have less potential for  appreciation  in value as interest rates decline than do fixed rate investments.

     Interests in pools of mortgage-backed securities differ from other forms of debt  securities,  which  normally  provide for periodic  payment of interest in fixed  amounts  with  principal  payments at maturity or  specified  call dates.
Instead,  these  securities  provide a monthly  payment  which  consists of both interest and principal payments.  In effect, these payments are a "pass-through"
of the monthly  payments  made by the  individual  borrowers  on their  mortgage loans,  net of any fees paid to the  issuer  or  guarantor  of such  securities.
Additional  payments are caused by  repayments of principal  resulting  from the sale of the  underlying  property,  refinancing or  foreclosure,  net of fees or
costs  which  may  be  incurred.  Some  mortgage-related   securities  (such  as
securities issued by the Government National Mortgage Association  ("GNMA")) are
described as "modified  pass-through."  These  securities  entitle the holder to receive all interest and principal  payments owed on the mortgage  pool,  net of certain fees, at the  scheduled  payment dates  regardless of whether or not the mortgagor actually makes the payment.

     One difference  between  adjustable rate mortgages and fixed rate mortgages is that for certain types of adjustable  rate mortgage  securities,  the rate of amortization of principal,  as well as interest payments, can and does change in accordance  with movements in a specified,  published  interest rate index.  The amount  of  interest  due to an  adjustable  rate  mortgage  security  holder is calculated by adding a specified  additional amount, the "margin," to the index, subject to  limitations  or "caps" on the maximum and minimum  interest  that is charged to the  mortgagor  during  the life of the  mortgage  or to maximum  and minimum changes to that interest rate during a given period.

     The  Mortgage-Backed  Securities  either issued or guaranteed by GNMA,  the
Federal Home Loan Mortgage  Corporation  ("FHLMC") or Federal National  Mortgage
Association  ("FNMA" or "Fannie Mae")  ("Certificates")  are called pass-through
Certificates  because a pro rata share of both regular  interest  and  principal payments (less GNMA's,  FHLMC's or FNMA's fees and any applicable loan servicing fees), as well as unscheduled early prepayments on the underlying mortgage pool, are passed through  monthly to the holder of the Certificate  (i.e.,  the fund).
The  yields  provided  by these  Mortgage-Backed  Securities  have  historically exceeded the yields on other types of US Government  Securities  with comparable maturities in large measure due to the prepayment risk discussed below.

     The principal governmental guarantor of mortgage-related  securities is the
GNMA. GNMA is a wholly-owned US Government  corporation within the Department of
Housing and Urban  Development.  GNMA is authorized to guarantee,  with the full faith and credit of the US  Government,  the timely  payment  of  principal  and interest on securities issued by institutions  approved by GNMA (such as savings and loan  institutions,  commercial  banks and  mortgage  bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages.  These guarantees,  however, do not apply to the market value or yield of  mortgage-backed  securities or to the value of fund shares.  Also,  GNMA  securities  often are purchased at a premium over the  maturity  value  of the  underlying  mortgages.  This  premium  is not guaranteed and will be lost if prepayment occurs.

     Government-related  guarantors  (i.e.,  not  backed  by the full  faith and credit of the US Government)  include Fannie Mae and the FHLMC.  Fannie Mae is a government-sponsored  corporation owned entirely by private stockholders.  It is subject to general regulation by the Secretary of Housing and Urban Development.
Fannie Mae  purchases  conventional  (i.e.,  not  insured or  guaranteed  by any government  agency)  mortgages  from a list of approved  seller/servicers  which include  state and  federally-chartered  savings and loan  associations,  mutual savings  banks,  commercial  banks  and  credit  unions  and  mortgage  bankers.
Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the US Government.

     FHLMC is a corporate  instrumentality  of the US Government and was created by Congress in 1970 for the purpose of increasing the  availability  of mortgage credit for  residential  housing.  Its stock is owned by the twelve Federal Home
Loan Banks.  FHLMC issues  Participation  Certificates  ("PCs") which  represent interests in  conventional  mortgages  from FHLMC's  national  portfolio.  FHLMC guarantees the timely payment of interest and ultimate  collection of principal, but PCs are not backed by the full faith and credit of the US Government.

     Recent  turmoil  in  the  mortgage-backed  securities  markets  has  raised questions about the ability of FNMA and FHLMC to raise  additional  capital as a result of losses they have sustained.  Recently enacted  legislation has granted
FNMA and FHLMC a larger  temporary  credit line from the U.S.  Treasury  and has granted the Department of the Treasury authority to temporarily  purchase equity shares of FNMA and FHLMC.  In  addition,  the Board of  Governors of the Federal
Reserve has granted the Federal  Reserve Bank of New York the  authority to lend to FNMA and FHLMC.  There is no  assurance  that these  measures  will avert the insolvency  of FNMA and  FHLMC.  In the  event  FNMA or FHLMC  continue  to have difficulty raising additional capital or become insolvent, or the credit granted to it are insufficient to cover FNMA's or FHLMC's payment obligations,  the Fund could sustain losses on its holdings of mortgage-backed securities.

     To the extent that such  mortgage-backed  securities  are held by the Fund, the prepayment right will tend to limit to some degree the increase in net asset value of the Fund because the value of the  mortgage-backed  securities  held by the Fund may not  appreciate  as  rapidly  as the  price  of  non-callable  debt securities. Mortgage-backed securities are subject to the risk of prepayment and the risk that the underlying loans will not be repaid.  Because principal may be prepaid  at any  time,  mortgage-backed  securities  may  involve  significantly greater price and yield volatility than traditional debt securities.

     A decline in interest  rates may lead to a faster rate of  repayment of the underlying  mortgages,  and may expose  the Fund to a lower rate of return  upon reinvestment  because the proceeds  from such  prepayments  may be reinvested at lower prevailing interest rates. Further,  because of this feature, the value of adjustable  rate  mortgages  is  unlikely to rise  during  periods of  declining interest rates to the same extent as fixed-rate instruments. When interest rates rise, mortgage prepayment rates tend to decline,  thus lengthening the life of a mortgage-related  security and increasing the price volatility of that security, affecting the price volatility of the Fund's shares.

     If  prepayments of principal are made on the  underlying  mortgages  during periods of rising  interest  rates,  the fund generally will be able to reinvest such amounts in securities  with a higher current rate of return.  However,  the fund will not  benefit  from  increases  in  interest  rates to the extent  that interest  rates  rise to the  point  where  they  cause  the  current  coupon of adjustable  rate mortgages held as investments by the fund to exceed the maximum allowable  annual or lifetime  reset  limits (or "cap  rates") for a  particular mortgage. Also, the Fund's net asset value could vary to the extent that current yields on  Mortgage-Backed  Securities  are different  than market yields during interim periods between coupon reset dates.

     Commercial banks, savings and loan institutions, private mortgage insurance companies,  mortgage  bankers and other  secondary  market  issuers  also create pass-through  pools  of  conventional  mortgage  loans.  Such  issuers  may,  in addition,  be the originators and/or servicers of the underlying  mortgage loans as well as the guarantors of the mortgage-related  securities.  Pools created by such  non-governmental  issuers  generally  offer a higher rate of interest than government and government-related  pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and  principal of these pools may be supported by various  forms of insurance or guarantees,  including  individual  loan,  title,  pool and hazard insurance and letters of credit.  The  insurance  and  guarantees  are issued by  governmental entities,  private  insurers  and  the  mortgage  poolers.  Such  insurance  and guarantees and the creditworthiness of the issuers thereof will be considered in determining  whether a  mortgage-related  security  meets the Fund's  investment quality  standards.  There can be no  assurance  that the  private  insurers  or guarantors can meet their obligations under the insurance  policies or guarantee arrangements.  The Fund may buy mortgage-related securities without insurance or guarantees,  if through an examination  of the loan  experience and practices of
the   originators/servicers   and  poolers,  the  Advisor  determines  that  the
securities  meet the  Fund's  quality  standards.  Although  the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

     Private  lenders or  government-related  entities may also create  mortgage loan pools  offering  pass-through  investments  where the mortgages  underlying these  securities may be alternative  mortgage  instruments,  that is,  mortgage instruments  whose  principal  or interest  payments  may vary or whose terms to maturity  may  be  shorter  than  was  previously  customary.  As new  types  of mortgage-related  securities  are developed and offered to investors,  the Fund, consistent  with its  investment  objective  and policies,  may consider  making investments in such new types of securities.

     Impact   of   Sub-Prime   Mortgage   Market.   The  Fund  may   invest   in
mortgage-backed,  asset-backed and other fixed-income securities whose value and liquidity  may be adversely  affected by the critical  downturn in the sub-prime mortgage lending market in the U.S. Sub-prime loans, which, have higher interest rates,  are made to  borrowers  with low credit  ratings or other  factors  that increase the risk of default.  Concerns about  widespread  defaults on sub-prime loans have also created heightened  volatility and turmoil in the general credit markets. As a result, the Fund's investments in certain fixed-income  securities may decline in value, their market value may be more difficult to determine, and the Fund may have more difficulty disposing of them.

     Stripped Mortgage  Securities.  Stripped mortgage securities are derivative multiclass  mortgage  securities.  Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government,  or by private originators of, or investors in, mortgage loans,  including  savings and loan  associations,
mortgage  banks,   commercial  banks,   investment  banks  and  special  purpose
subsidiaries  of  the  foregoing.  Stripped  mortgage  securities  have  greater volatility than other types of mortgage  securities.  Although stripped mortgage securities are purchased and sold by  institutional  investors  through  several investment  banking  firms  acting as  brokers or  dealers,  the market for such securities  has not yet been fully  developed.  Accordingly,  stripped  mortgage securities are generally illiquid.

     Stripped  mortgage  securities are  structured  with two or more classes of securities  that receive  different  proportions  of the interest and  principal distributions on a pool of mortgage  assets. A common type of stripped  mortgage security  will have at least one class  receiving  only a small  portion  of the interest and a larger portion of the principal from the mortgage  assets,  while the other class will receive primarily  interest and only a small portion of the principal.  In the most extreme case, one class will receive all of the interest
("IO" or interest-only), while the other class will receive the entire principal
("PO" or  principal-only  class).  The yield to maturity  on IOs,  POs and other mortgage-backed  securities  that are  purchased  at a  substantial  premium  or discount  generally  are  extremely  sensitive not only to changes in prevailing
interest  rates  but  also  to  the  rate  of  principal   payments   (including
prepayments)  on the related  underlying  mortgage  assets,  and a rapid rate of principal  payments may have a material adverse effect on such securities' yield
to  maturity.   If  the  underlying  mortgage  assets  experience  greater  than anticipated  prepayments  of  principal,  the Fund may fail to fully  recoup its initial  investment in these securities even if the securities have received the highest rating by a NRSRO.

     In addition to the stripped mortgage  securities  described above, the Fund may invest in similar  securities  such as Super POs and  Levered  IOs which are more volatile than POs, IOs and IOettes.  Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs.
IOettes  represent the right to receive interest  payments on an underlying pool of mortgages with similar risks as those  associated  with IOs.  Unlike IOs, the owner also has the right to receive a very small portion of the principal. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. The Fund may also invest in other similar instruments developed in the future that are deemed  consistent with its investment  objective,  policies and restrictions. See "Additional General Tax Information For The Fund" in this SAI.

     The Fund may also purchase stripped mortgage-backed  securities for hedging purposes to protect the Fund against  interest rate  fluctuations.  For example, since an IO will tend to  increase in value as  interest  rates rise,  it may be utilized to hedge against a decrease in value of other  fixed-income  securities in a rising interest rate environment.

     With  respect to IOs,  if the  underlying  mortgage  securities  experience greater than anticipated  prepayments of principal,  the Fund may fail to recoup fully its initial  investment in these  securities  even if the  securities  are rated  in the  highest  rating  category  by a NRSRO.  Stripped  mortgage-backed securities may exhibit  greater price  volatility  than ordinary debt securities because of the manner in which their  principal  and  interest  are  returned to investors.  The  market  value of the class  consisting  entirely  of  principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped  mortgage-backed  securities  that receive all or most of the
interest  are  generally   higher  than   prevailing   market  yields  on  other
mortgage-backed  obligations  because their cash flow patterns are also volatile and  there is a  greater  risk  that the  initial  investment  will not be fully recouped. The market for collateralized  mortgage obligations and other stripped mortgage-backed  securities  may be less liquid if these  securities  lose their value as a result of changes in interest  rates; in that case, the Fund may have difficulty in selling such securities.

     Collateralized  Mortgage  Obligations  ("CMOs").  CMOs are hybrids  between mortgage-backed bonds and mortgage pass-through  securities.  Similar to a bond, interest and prepaid principal are paid, in most cases,  semiannually.  CMOs may be collateralized by whole mortgage loans but are more typically  collateralized by portfolios of mortgage pass-through  securities guaranteed by GNMA, FHLMC, or
Fannie Mae, and their income streams.

     CMOs are structured into multiple classes,  each bearing a different stated
maturity.  Actual  maturity  and average  life will  depend upon the  prepayment experience  of  the  collateral.  CMOs  provide  for a  modified  form  of  call protection  through a de facto  breakdown  of the  underlying  pool of mortgages according  to how  quickly the loans are repaid.  Monthly  payment of  principal received from the pool of underlying mortgages,  including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity  classes  receive  principal only after the first class has been retired.  An investor is partially  guarded against a sooner than desired return of principal  because of the  sequential  payments.  The prices of certain CMOs, depending on their structure and the rate of prepayments,  can be volatile. Some
CMOs may also not be as liquid as other securities.

     In a typical CMO transaction,  a corporation  issues multiple series (e.g.,
A, B, C, Z) of CMO bonds  ("Bonds").  Proceeds of the Bond  offering are used to purchase mortgages or mortgage  pass-through  certificates  ("Collateral").  The
Collateral  is  pledged to a third  party  trustee  as  security  for the Bonds.
Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C bonds all bear current interest.  Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond  currently  being paid  off.  When the  Series A, B, and C Bonds  are paid in full,  interest  and principal on the Series Z Bond begins to be paid currently.  With some CMOs, the issuer  serves as a conduit to allow loan  originators  (primarily  builders  or savings and loan associations) to borrow against their loan portfolios.

     The  principal  risk of CMOs  results  from  the  rate  of  prepayments  on underlying  mortgages  serving as collateral and from the structure of the deal.
An increase or decrease in prepayment rates will affect the yield,  average life and price of CMOs.

     The Fund may also invest in,  among  others,  parallel pay CMOs and Planned
Amortization  Class CMOs ("PAC  Bonds").  Parallel  pay CMOs are  structured  to provide payments of principal on each payment date to more than one class. These simultaneous  payments are taken into account in calculating the stated maturity date or  final  distribution  date of  each  class,  which,  as with  other  CMO structures,  must be retired by its stated maturity date or a final distribution date but may be retired  earlier.  PAC Bonds are a type of CMO tranche or series designed to provide relatively  predictable payments of principal provided that, among other things, the actual prepayment  experience on the underlying mortgage loans falls within a predefined  range. If the actual  prepayment  experience on the underlying  mortgage loans is at a rate faster or slower than the predefined range or if deviations from other assumptions  occur,  principal payments on the
PAC Bond may be earlier or later than predicted. The magnitude of the predefined range varies from one PAC Bond to another;  a narrower range  increases the risk that  prepayments  on the PAC Bond will be greater or  smaller  than  predicted.
Because of these features,  PAC Bonds generally are less subject to the risks of prepayment than are other types of mortgage-backed securities.

     Common Stock.  The Fund may invest in common stock,  but currently does not intend to invest in this type of security to any  significant  extent.  The Fund may receive  common stock as proceeds from a defaulted debt security held by the
Fund or from a convertible  bond converting to common stock. In such situations, the Fund will hold the common stock at the Adviser's discretion. Common stock is issued by  companies  to raise  cash for  business  purposes  and  represents  a
proportionate   interest  in  the  issuing   companies.   Therefore,   the  Fund
participates  in the success or failure of any company in which it holds  stock.
The market value of common stock can  fluctuate  significantly,  reflecting  the business  performance of the issuing  company,  investor  perception and general economic  or  financial  market  movements.  Smaller  companies  are  especially sensitive to these  factors and may even become  valueless.  Despite the risk of price volatility, however, common stocks also offer a greater potential for gain on  investment,  compared to other classes of financial  assets such as bonds or cash equivalents.

     Convertible Securities. The Fund may invest in convertible securities, that is, bonds,  notes,  debentures,  preferred stocks and other securities which are convertible into common stock. Investments in convertible securities can provide an  opportunity  for capital  appreciation  and/or income  through  interest and dividend payments by virtue of their conversion or exchange features.

     The  convertible  securities  in which the Fund may invest are either fixed income or zero coupon debt  securities  which may be converted or exchanged at a stated or determinable  exchange ratio into  underlying  shares of common stock.
The exchange ratio for any particular  convertible security may be adjusted from time  to  time  due to  stock  splits,  dividends,  spin-offs,  other  corporate distributions  or scheduled  changes in the  exchange  ratio.  Convertible  debt securities and  convertible  preferred  stocks,  until  converted,  have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt  securities  generally,  the market  value of  convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest  rates decline.  In addition,  because of the conversion or exchange feature,  the market value of convertible  securities typically changes as the market value of the underlying  common stocks  changes,  and,  therefore, also tends to follow  movements in the general market for equity  securities.  A unique  feature of  convertible  securities  is that as the market  price of the
underlying  common  stock  declines,   convertible   securities  tend  to  trade
increasingly on a yield basis,  and so may not experience  market value declines to the same extent as the underlying  common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the  underlying  common stock,  although typically  not as much as the  underlying  common  stock.  While  no  securities investments are without risk,  investments in convertible  securities  generally entail less risk than investments in common stock of the same issuer.

     As debt securities,  convertible  securities are investments  which provide for a stream of income (or in the case of zero coupon  securities,  accretion of income) with generally higher yields than common stocks.  Convertible securities generally offer lower yields than non-convertible  securities of similar quality because of their conversion or exchange features.

     Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations.

     Convertible  securities  generally  are  subordinated  to other similar but non-convertible  securities of the same issuer,  although  convertible bonds, as corporate debt  obligations,  enjoy  seniority in right of payment to all equity securities,  and  convertible  preferred stock is senior to common stock, of the same issuer.  However,  because of the subordination feature,  convertible bonds and  convertible  preferred  stock  typically  have lower  ratings  than similar non-convertible securities. Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including
Liquid Yield Option Notes ("LYONs"(TM)).

     Zero coupon convertible  securities are debt securities which are issued at a discount to their face  amount and do not  entitle the holder to any  periodic payments of interest prior to maturity.  Rather,  interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific  number of shares of the issuer's  common  stock.  In addition,  zero coupon convertible  securities usually have put features that provide the holder with the opportunity to sell the securities back to the issuer at a stated price before maturity. Generally, the prices of zero coupon convertible securities may be more  sensitive  to  market  interest  rate  fluctuations  then  conventional convertible securities.

     Corporate  Obligations.  Investment in corporate debt obligations  involves credit  and  interest  rate risk.  The value of  fixed-income  investments  will fluctuate with changes in interest rates and bond market conditions,  tending to rise as interest rates decline and to decline as interest rates rise.  Corporate debt  obligations  generally  offer less current yield than  securities of lower quality,  but lower-quality  securities  generally have less liquidity,  greater credit and market  risk,  and as a result,  more price  volatility.  Longer term bonds are, however, generally more volatile than bonds with shorter maturities.

     Direct Debt  Instruments.  Direct debt instruments are interests in amounts owed by a corporate,  governmental  or other borrower to lenders (direct loans), to  suppliers of goods or services  (trade  claims or other  receivables)  or to other parties. The Fund may invest in all types of direct debt investments,  but among these investments the Fund currently intends to invest primarily in direct loans and trade claims.

     When  the  fund  participates  in a direct  loan it will be  lending  money directly to an issuer.  Direct  loans  generally do not have an  underwriter  or agent bank, but instead,  are negotiated between a company's management team and a lender or group of lenders.  Direct loans  typically offer better security and structural  terms  than  other  types  of high  yield  securities.  Direct  debt obligations  are  often  the  most  senior-obligations  in an  issuer's  capital structure or are well-collateralized so that overall risk is lessened.

     Trade claims are unsecured rights of payment arising from obligations other than borrowed  funds.  Trade claims include vendor claims and other  receivables that are  adequately  documented  and  available  for  purchase  from high yield broker-dealers.  Trade claims  typically may sell at a discount.  In addition to the risks otherwise associated with low-quality  obligations,  trade claims have other  risks,  including  the  possibility  that the  amount of the claim may be disputed by the obligor.  Trade claims normally would be considered illiquid and pricing can be volatile.

     Direct  debt  instruments  involve  a risk of loss  in case of  default  or
insolvency   of  the   borrower.   The  Fund  will  rely   primarily   upon  the
creditworthiness  of the borrower  and/or the collateral for payment of interest and repayment of principal. The value of the fund's investments may be adversely affected if scheduled  interest or principal payments are not made. Because most direct  loans will be secured,  there will be a smaller risk of loss with direct loans than with an  investment  in unsecured  high yield bonds or trade  claims.
Indebtedness of borrowers whose  creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring  may  never  pay off  their  indebtedness  or may pay only a small fraction of the amount owed. Investments in direct debt instruments also involve interest rate risk and liquidity risk.  However,  interest rate risk is lessened by the generally short-term nature of direct debt instruments and their interest
rate  structure,   which  typically  floats.  To  the  extent  the  direct  debt instruments  in which the fund invests are  considered  illiquid,  the lack of a liquid  secondary  market (1) will have an  adverse  impact on the value of such instruments, (2) will have an adverse impact on the fund's ability to dispose of them when  necessary  to meet the fund's  liquidity  needs or in  response  to a specific  economic event, such as a decline in  creditworthiness  of the issuer, and (3) may  make it more  difficult  for the  fund to  assign  a value of these instruments for purposes of valuing the fund's portfolio and calculating its net asset value. In order to lessen liquidity risk, the fund  anticipates  investing primarily  in direct  debt  instruments  that are  quoted and traded in the high yield  market and will not invest in these  instruments  if it would  cause more than 15% of the fund's net assets to be illiquid.  Trade claims may also present a tax risk to the fund.

     The  Fund  will not  invest  in  trade  claims  if it  effects  the  fund's qualification  as a  regulated  investment  company  under  Subchapter  M of the
Internal Revenue Code.

     Advance Refunded Bonds. The Fund may purchase municipal securities that are subsequently refunded by the issuance and delivery of a new issue of bonds prior to the date on which the outstanding issue of bonds can be redeemed or paid. The proceeds  from the new issue of bonds  are  typically  placed in an escrow  fund consisting  of US  Government  obligations  that are  used to pay the  interest, principal  and call  premium  on the  issue  being  refunded.  The Fund may also purchase  Municipal  Securities that have been refunded prior to purchase by the
Fund.

     Dollar Roll Transactions.  Dollar roll transactions  consist of the sale by the Fund to a bank or broker/dealer (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty  similar,  but not  identical,  securities at a future date, at the same price.  The  counterparty  receives all  principal  and interest  payments, including  prepayments,  made on the security  while it is the holder.  The Fund receives a fee from the  counterparty  as  consideration  for entering  into the commitment  to  purchase.  Dollar  rolls may be renewed over a period of several months  with  a  different  purchase  and  repurchase  price  fixed  and a  cash settlement  made  at each  renewal  without  physical  delivery  of  securities.
Moreover,  the  transaction  may  be  preceded  by a firm  commitment  agreement pursuant to which the Fund agrees to buy a security on a future date.

     The Fund will  segregate  cash,  US  Government  securities or other liquid assets in an amount  sufficient  to meet their  purchase  obligations  under the transactions.

     Dollar rolls may be treated for purposes of the 1940 Act as  borrowings  of the Fund because  they involve the sale of a security  coupled with an agreement to repurchase.  Like all  borrowings,  a dollar roll involves costs to the Fund.
For  example,  while the Fund  receives a fee as  consideration  for agreeing to repurchase the security, the Fund forgoes the right to receive all principal and interest payments while the counterparty  holds the security.  These payments to the  counterparty may exceed the fee received by the Fund,  thereby  effectively charging  the Fund  interest on its  borrowing.  Further,  although the Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment  could increase or decrease the cost of the Fund's borrowing.

     The entry  into  dollar  rolls  involves  potential  risks of loss that are different from those related to the securities underlying the transactions.  For example,  if the counterparty  becomes  insolvent,  the Fund's right to purchase from the  counterparty  might be  restricted.  Additionally,  the  value of such securities  may  change  adversely  before  the Fund is able to  purchase  them.
Similarly,  the Fund may be required to purchase securities in connection with a dollar  roll at a higher  price  than may  otherwise  be  available  on the open market.  Since,  as noted  above,  the  counterparty  is  required  to deliver a similar,  but not identical  security to the Fund, the security that the Fund is required  to buy  under the  dollar  roll may be worth  less  than an  identical security.  Finally,  there can be no  assurance  that the Fund's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

     Eurodollar  Instruments.  The  Fund  may  make  investments  in  Eurodollar instruments  for  hedging  purposes  or to enhance  potential  gain.  Eurodollar instruments are US dollar-denominated futures contracts or options thereon which are  linked to LIBOR,  although  foreign  currency-denominated  instruments  are available from time to time.  Eurodollar  futures contracts enable purchasers to obtain a fixed rate for the  lending of funds and sellers to obtain a fixed rate for  borrowings.  The Fund might use  Eurodollar  futures  contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.  Additionally,  Eurodollar  instruments are subject to certain  sovereign  risks and other  risks  associated  with  foreign investments.  One such risk is the  possibility  that a sovereign  country might prevent  capital,  in the form of dollars,  from flowing  across their  borders.
Other risks include: adverse political and economic developments; the extent and quality of government  regulation  of financial  markets and  institutions;  the
imposition   of   foreign   withholding   taxes,   and  the   expropriation   or
nationalization of foreign issues.

     Eurobond Obligations.  The Fund may invest in Eurobond  obligations,  which are fixed  income  securities.  The  Eurobonds  that the Fund will  purchase may include  bonds  issued  and  denominated  in euros.  Eurobonds  may be issued by government and corporate issuers in Europe.  Eurobond obligations are subject to the same risks that pertain to domestic  issuers,  notably  credit risk,  market risk and  liquidity  risk.  However,  Eurobond  obligations  are also subject to certain  sovereign  risks.  One such risk is the  possibility  that a  sovereign country might  prevent  capital from flowing  across its  boarders.  Other risks include adverse political and economic  developments;  the extent and quality of government  regulation of financial  markets and  institutions the imposition of foreign  withholding  taxes; and the expropriation or nationalization of foreign issuers.

     Foreign Fixed Income Securities. Since most foreign fixed income securities are not rated, the Fund will invest in foreign fixed income  securities based on the  Advisor's  analysis  without  relying  on  published  ratings.  Since  such investments will be based upon the Advisor's analysis rather than upon published ratings,  achievement  of the Fund's goals may depend more upon the abilities of the Advisor than would otherwise be the case.

     The value of the foreign fixed income securities held by the Fund, and thus the net asset value of the Fund's  shares,  generally  will  fluctuate  with (a)
changes in the perceived  creditworthiness  of the issuers of those  securities,
(b) movements in interest  rates,  and (c) changes in the relative values of the currencies  in which the  Fund's  investments  in fixed  income  securities  are denominated  with respect to the US Dollar.  The extent of the fluctuation  will depend  on  various  factors,  such  as  the  average  maturity  of  the  Fund's investments in foreign fixed income securities, and the extent to which the Fund hedges its interest  rate,  credit and currency  exchange  rate risks.  A longer average  maturity  generally is associated  with a higher level of volatility in the market value of such securities in response to changes in market conditions.

     Investments in sovereign debt,  including Brady Bonds (Brady Bonds are debt
securities   issued  under  a  plan  implemented  to  allow  debtor  nations  to restructure their  outstanding  commercial bank  indebtedness),  involve special risks. Foreign governmental issuers of debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay  principal or pay  interest  when due. In the event of default,  there may be limited or no legal recourse in that, generally,  remedies for defaults must be pursued in the courts of the defaulting  party.  Political  conditions,  especially a sovereign entity's  willingness to meet the terms of its fixed income  securities,  are of considerable  significance.  Also, there can be no assurance that the holders of commercial bank loans to the same sovereign  entity may not contest  payments to the holders of sovereign debt in the event of default under commercial bank loan agreements.  In  addition,  there is no  bankruptcy  proceeding  with respect to sovereign debt on which a sovereign has defaulted, and the Fund may be unable to collect  all or any  part  of its  investment  in a  particular  issue.  Foreign investment  in certain  sovereign  debt is  restricted  or controlled to varying degrees,  including  requiring  governmental  approval for the  repatriation  of income, capital or proceeds of sales by foreign investors. These restrictions or controls may at times limit or preclude foreign  investment in certain sovereign debt or  increase  the costs and  expenses  of the Fund.  Sovereign  debt may be issued  as  part  of  debt  restructuring  and  such  debt  is to be  considered speculative.  There is a history of defaults  with  respect to  commercial  bank loans by public and private  entities  issuing Brady Bonds.  All or a portion of the interest payments and/or principal repayment with respect to Brady Bonds may be uncollateralized.

     Privatized  Enterprises.  Investments  in foreign  securities  may  include securities issued by enterprises that have undergone or are currently undergoing privatization.  The  governments of certain  foreign  countries have, to varying degrees,  embarked on privatization  programs  contemplating  the sale of all or part of their  interests in state  enterprises.  The Fund's  investments  in the
securities  of  privatized   enterprises   may  include   privately   negotiated
investments in a government or  state-owned or controlled  company or enterprise that has not yet  conducted  an  initial  equity  offering,  investments  in the initial  offering of equity  securities  of a state  enterprise  or former state enterprise and investments in the securities of a state enterprise following its initial equity offering.

     In certain  jurisdictions,  the  ability of foreign  entities,  such as the
Fund, to participate in privatizations may be limited by local law, or the price or terms on which the Fund may be able to participate  may be less  advantageous than for local investors.  Moreover,  there can be no assurance that governments that have  embarked on  privatization  programs  will  continue to divest  their ownership of state enterprises,  that proposed privatizations will be successful
or  that  governments  will  not  re-nationalize   enterprises  that  have  been
privatized.

     In the case of the  enterprises in which the Fund may invest,  large blocks of the stock of those  enterprises may be held by a small group of stockholders, even after the initial equity offerings by those  enterprises.  The sale of some portion or all of those blocks could have an adverse  effect on the price of the stock of any such enterprise.

     Prior to making an  initial  equity  offering,  most state  enterprises  or former state  enterprises go through an internal  reorganization  or management.
Such  reorganizations  are made in an attempt to better enable these enterprises to compete in the private sector. However,  certain reorganizations could result in a  management  team that does not function as well as an  enterprise's  prior management and may have a negative effect on such enterprise.  In addition,  the privatization  of an  enterprise  by its  government  may occur over a number of years,  with the  government  continuing to hold a  controlling  position in the enterprise even after the initial equity offering for the enterprise.

     Prior to privatization, most of the state enterprises in which the Fund may invest  enjoy the  protection  of and receive  preferential  treatment  from the respective  sovereigns that own or control them.  After making an initial equity offering,  these  enterprises may no longer have such protection or receive such preferential  treatment and may become subject to market  competition from which they were  previously  protected.  Some of these  enterprises may not be able to operate  effectively in a competitive market and may suffer losses or experience bankruptcy due to such competition.

     Foreign  Commercial Paper. The Fund may invest in commercial paper which is indexed to certain specific  foreign currency  exchange rates. The terms of such commercial  paper  provide  that its  principal  amount is  adjusted  upwards or downwards  (but not below zero) at maturity to reflect  changes in the  exchange rate between two currencies  while the obligation is outstanding.  The Fund will purchase such commercial paper with the currency in which it is denominated and, at  maturity,  will  receive  interest and  principal  payments  thereon in that currency,  but the amount or  principal  payable by the issuer at maturity  will change in  proportion  to the change (if any) in the  exchange  rate between two specified  currencies between the date the instrument is issued and the date the instrument  matures.  While such  commercial  paper  entails the risk of loss of principal,  the potential for realizing  gains as a result of changes in foreign currency  exchange  rate  enables  the Fund to hedge or  cross-hedge  against  a decline  in  the  U.S.  dollar  value  of  investments  denominated  in  foreign currencies while providing an attractive  money market rate of return.  The Fund will  purchase  such  commercial  paper  for  hedging  purposes  only,  not  for speculation. The Fund believes that such investments do not involve the creation of a senior security,  but nevertheless will establish a segregated account with respect to its investments in this type of commercial paper and maintain in such account cash not available for  investment or other liquid assets having a value equal to the aggregate principal amount of outstanding  commercial paper of this type.

     Foreign and  Emerging  Markets  Investment  Risk-  Foreign  securities  are normally denominated and traded in foreign currencies. As a result, the value of the fund's  foreign  investments  and the value of its  shares  may be  affected favorably or unfavorably  by changes in currency  exchange rates relative to the
US dollar.  There may be less  information  publicly  available  about a foreign issuer  than  about a US  issuer,  and  foreign  issuers  may not be  subject to accounting,  auditing and financial reporting standards and practices comparable to those in the US. The  securities of some foreign  issuers are less liquid and at times more  volatile  than  securities  of  comparable  US  issuers.  Foreign brokerage  commissions and other fees are also generally  higher than in the US.
Foreign  settlement  procedures and trade  regulations may involve certain risks
(such as delay in payment or delivery of  securities  or in the  recovery of the
Fund's  assets  held  abroad) and  expenses  not  present in the  settlement  of investments  in US  markets.  Payment for  securities  without  delivery  may be required in certain foreign markets.

     In   addition,   foreign   securities   may  be  subject  to  the  risk  of
nationalization  or  expropriation  of assets,  imposition of currency  exchange controls or restrictions on the repatriation of foreign  currency,  confiscatory taxation,  political or financial instability and diplomatic  developments which could affect the value of the Fund's  investments in certain foreign  countries.
Governments   of  many   countries  have  exercised  and  continue  to  exercise
substantial  influence  over many  aspects of the  private  sector  through  the ownership or control of many  companies,  including some of the largest in these countries.  As  a  result,  government  actions  in  the  future  could  have  a significant  effect on economic  conditions which may adversely affect prices of
certain   portfolio   securities.   There  is  also  generally  less  government
supervision and regulation of stock  exchanges,  brokers,  and listed  companies than in the US.  Dividends or interest on, or proceeds from the sale of, foreign securities  may be subject  to foreign  withholding  taxes,  and  special US tax considerations  may apply.  Moreover,  foreign economies may differ favorably or unfavorably  from the US economy in such  respects  as growth of gross  national product, rate of inflation, capital reinvestment,  resource self-sufficiency and balance of payments position.

     Legal remedies  available to investors in certain foreign  countries may be more limited than those  available  with respect to  investments in the US or in other foreign countries. The laws of some foreign countries may limit the Fund's ability to invest in securities of certain  issuers  organized under the laws of those foreign countries.

     Of particular importance, many foreign countries are heavily dependent upon exports,  particularly to developed countries,  and, accordingly,  have been and may continue to be adversely affected by trade barriers,  managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the US and other  countries with which they trade.  These economies also have been and may continue to be negatively impacted by economic conditions in the US and other  trading  partners,  which can lower the demand for goods  produced in those countries.

     The  risks  described  above,  including  the risks of  nationalization  or expropriation of assets,  typically are increased in connection with investments in "emerging  markets." For example,  political and economic structures in these countries may be in their infancy and developing rapidly, and such countries may lack  the  social,  political  and  economic  stability  characteristic  of more developed countries (including amplified risk of war and terrorism).  Certain of these countries have in the past failed to recognize private property rights and have at times  nationalized and  expropriated  the assets of private  companies.
Investments in emerging markets may be considered speculative.

     The  currencies  of certain  emerging  market  countries  have  experienced devaluations  relative to the US dollar,  and future  devaluations may adversely affect the value of assets denominated in such currencies. In addition, currency hedging techniques may be unavailable in certain emerging market countries. Many emerging  market  countries have  experienced  substantial,  and in some periods extremely  high,  rates of  inflation or  deflation  for many years,  and future inflation may adversely  affect the  economies  and  securities  markets of such countries.

     In addition,  unanticipated political or social developments may affect the value of  investments  in emerging  markets and the  availability  of additional investments  in these  markets.  Any change in the  leadership  or  politics  of emerging  market  countries,  or  the  countries  that  exercise  a  significant influence  over  those  countries,  may halt the  expansion  of or  reverse  the liberalization of foreign investment policies now occurring and adversely affect existing  investment  opportunities.  The small size, limited trading volume and relative  inexperience  of the  securities  markets in these  countries may make investments in securities  traded in emerging markets illiquid and more volatile than investments in securities traded in more developed countries.  For example, limited  market  size may cause  prices to be unduly  influenced  by traders who control large positions. The limited liquidity of securities markets in emerging countries may also affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly,  during periods of rising securities prices in the more illiquid securities markets, the Fund's ability to participate  fully in such price  increases  may be  limited  by its  investment policy  of  investing  not more than 15% of its  total  net  assets in  illiquid securities. In addition, the Fund may be required to establish special custodial or other arrangements before making investments in securities traded in emerging markets.  There may be little financial or accounting information available with respect to issuers of emerging market  securities,  and it may be difficult as a result to assess the value of prospects of an investment in such securities.

     The risk also exists that an emergency  situation  may arise in one or more emerging  markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Fund's securities in such markets may not be readily available.  The Fund may suspend redemption of its shares for any period during which an emergency exists,  as determined by the SEC.  Accordingly if the Fund  believes that  appropriate  circumstances  exist,  it will promptly apply to the SEC for a  determination  that an emergency is present.  During the period  commencing  from the Fund's  identification  of such condition until the date of the SEC action,  the Fund's  securities in the affected  markets will be valued at fair value  determined  in good faith by or under the direction of the
Fund's Board.

     Certain of the foregoing  risks may also apply to some extent to securities of US issuers that are  denominated in foreign  currencies or that are traded in foreign  markets,  or  securities  of  US  issuers  having  significant  foreign operations.

     Sovereign Debt Risk- Investment in sovereign debt can involve a high degree of risk. The  governmental  entity that controls the repayment of sovereign debt may not be able or willing to repay the  principal  and/or  interest when due in accordance with the terms of such debt. A governmental  entity's  willingness or ability to repay  principal  and interest due in a timely manner may be affected by,  among other  factors,  its cash flow  situation,  the extent of its foreign reserves,  the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service  burden to the economy as a whole, the governmental  entity's policy toward the IMF, and the political  constraints to which a governmental entity may be subject. Governmental entities may also be dependent  on expected  disbursements  from  foreign  governments,  multilateral agencies and others abroad to reduce principal and interest  arrearages on their debt.  The commitment on the part of these  governments,  agencies and others to
make  such   disbursements  may  be  conditioned  on  a  governmental   entity's
implementation  of economic  reforms and/or economic  performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic  performance or repay principal or interest when due may result in the  cancellation  of such third parties  commitments to lend funds to the  governmental  entity,  which may further  impair such  debtor's  ability or willingness to service its debts in a timely manner. Consequently,  governmental entities may default on their sovereign  debt.  Holders of sovereign debt may be requested to participate in the  rescheduling of such debt and to extend further loans to  governmental  entities.  There is no  bankruptcy  proceeding  by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.  To the extent that a Fund  invests in  obligations  issued by emerging markets, these investments involve additional risks. Sovereign obligors in emerging market countries are among the world's largest debtors to commercial banks,  other  governments,  international  financial  organizations  and  other financial institutions.  These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults
on  certain   obligations  and  the   restructuring  of  certain   indebtedness.
Restructuring  arrangements  have  included,  among other  things,  reducing and rescheduling  interest  and  principal  payments by  negotiating  new or amended credit  agreements or converting  outstanding  principal and unpaid  interest to
Brady Bonds, and obtaining new credit for finance interest payments.  Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring  of such obligations and to extend further loans to their issuers.
There can be no assurance that the foreign  sovereign debt securities in which a
Fund may invest will not be subject to similar restructuring  arrangements or to requests for new credit which may adversely affect the Fund's holdings.

     Forward  Currency  Contracts.  A  forward  currency  contract  involves  an obligation to purchase or sell a specific  currency at a future date,  which may be any fixed  number of days from the date of the  contract  agreed  upon by the parties, at a price set at the time of the contract. These contracts are entered into  in the  interbank  market  conducted  directly  between  currency  traders
(usually large commercial banks) and their customers.

     At or before the  maturity  of a forward  currency  contract,  the Fund may either sell a portfolio  security and make delivery of the  currency,  or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract.  If the Fund retains the portfolio security  and engages in an  offsetting  transaction,  the Fund,  at the time of execution  of the  offsetting  transaction,  will  incur a gain or a loss to the extent that movement has occurred in forward currency contract prices.

     The precise matching of forward currency  contract amounts and the value of the securities involved generally will not be possible because the value of such securities,  measured in the  foreign  currency,  will change  after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell  foreign  currencies  in the spot (cash)  market to the extent such foreign currencies  are not covered by forward  currency  contracts.  The  projection of short-term currency market movements is extremely difficult,  and the successful execution of a short-term hedging strategy is highly uncertain.

     Currency Hedging. While the values of forward currency contracts,  currency options,  currency  futures and options on futures may be expected to  correlate with  exchange  rates,  they will not reflect  other factors that may affect the value of the Fund's investments. A currency hedge, for example, should protect a
Yen-denominated bond against a decline in the Yen, but will not protect the Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of the Fund's  investments  denominated in foreign currency will change in response to many factors other than exchange  rates, a currency hedge may not be entirely successful in mitigating changes in the value of the Fund's investments denominated in that currency over time.

     A decline in the  dollar  value of a foreign  currency  in which the Fund's securities are denominated will reduce the dollar value of the securities,  even if their value in the foreign  currency  remains  constant.  The use of currency hedges  does  not  eliminate  fluctuations  in  the  underlying  prices  of  the securities, but it does establish a rate of exchange that can be achieved in the future.  In order to protect against such diminutions in the value of securities it holds,  the Fund may  purchase  put options on the foreign  currency.  If the value of the  currency  does  decline,  the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby  offset,  in whole or in part, the adverse effect on its securities  that otherwise  would have resulted.
Conversely,  if a rise in the dollar value of a currency in which  securities to be acquired are  denominated is projected,  thereby  potentially  increasing the cost of the  securities,  the Fund may purchase  call options on the  particular currency.  The purchase of these options could offset,  at least partially,  the effects of the adverse  movements in exchange  rates.  Although  currency hedges limit the risk of loss due to a decline  in the value of a hedged  currency,  at the same time,  they also limit any potential  gain that might result should the value of the currency increase.

     The Fund may enter into foreign currency exchange transactions to hedge its currency exposure in specific  transactions or portfolio positions.  Transaction hedging is the  purchase or sale of forward  currency  with  respect to specific receivables  or payables of the Fund generally  accruing in connection  with the purchase or sale of its portfolio  securities.  Position  hedging is the sale of forward currency with respect to portfolio security positions.  The Fund may not position hedge to an extent greater than the aggregate market value (at the time of making such sale) of the hedged securities.

     Non-Investment  Grade Debt (High Yield/High Risk Bonds).  The Fund may also purchase  debt  securities  which are  rated  below  investment-grade  (commonly referred to as "junk  bonds"),  that is, rated below Baa by Moody's or below BBB by  Standard  & Poor's  or Fitch or a  comparable  rating by  another  NRSRO and unrated  securities  judged to be of  equivalent  quality as  determined  by the
Advisor. These securities usually entail greater risk (including the possibility of default or bankruptcy of the issuers of such  securities),  generally involve greater  volatility of price and risk to principal  and income,  and may be less liquid,  than securities in the higher rating categories.  The lower the ratings of  such  debt  securities,  the  more  their  risks  render  them  like  equity securities.  Securities  rated D may be in  default  with  respect to payment of principal  or  interest.  See  the  Appendix  to this  SAI  for a more  complete description  of the ratings  assigned by these ratings  organizations  and their respective characteristics.

     Issuers of such high-yield  securities  often are highly  leveraged and may not have available to them more traditional methods of financing. Therefore, the risk  associated  with  acquiring the  securities  of such issuers  generally is greater than is the case with higher rated  securities.  For example,  during an economic  downturn  or a  sustained  period of  rising  interest  rates,  highly leveraged  issuers of high yield  securities  may experience  financial  stress.
During such periods, such issuers may not have sufficient revenues to meet their
interest  payment  obligations.   The  issuer's  ability  to  service  its  debt
obligations may also be adversely affected by specific  corporate  developments, or the issuer's inability to meet specific projected business forecasts,  or the unavailability  of  additional  financing.  The risk of loss from default by the issuer is significantly greater for the holders of high yield securities because such  securities  are generally  unsecured and are often  subordinated  to other creditors  of the  issuer.  Prices  and  yields of high  yield  securities  will fluctuate over time and, during periods of economic  uncertainty,  volatility of high yield  securities  may  adversely  affect the  Fund's net asset  value.  In addition,  investments  in high yield zero coupon or pay-in-kind  bonds,  rather than  income-bearing  high yield securities,  may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

     The Fund may have  difficulty  disposing of certain  high-yield  securities because they may have a thin trading  market.  Because not all dealers  maintain markets in all high yield securities,  the Fund anticipates that such securities could be sold only to a limited  number of dealers or  institutional  investors.
The lack of a liquid  secondary  market may have an adverse effect on the market price and the Fund's  ability to dispose of particular  issues and may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the fund's assets.  Market quotations generally are available on many high yield issues only from a limited number of dealers and may not  necessarily represent  firm  bids of such  dealers  or  prices  for  actual  sales.  Adverse publicity  and investor  perceptions  may  decrease the values and  liquidity of high-yield  securities.  These securities may also involve special  registration
responsibilities,   liabilities   and  costs,   and   liquidity   and  valuation
difficulties.

     Credit quality in the high-yield  securities market can change suddenly and unexpectedly,  and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is generally the policy of the Advisor not to rely exclusively on ratings issued by established credit rating agencies,  but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of the Fund's investment  objective by investment in such  securities may be more dependent on the Advisor's credit analysis than is the case for higher quality bonds.  Should the rating of a portfolio  security be  downgraded,  the Advisor will  determine whether  it is in the best  interests  of the Fund to retain or  dispose of such security.

     Prices  for  high-yield  securities  may be  affected  by  legislative  and regulatory  developments.  Also,  Congress  has  from  time to  time  considered legislation  which would  restrict or eliminate  the corporate tax deduction for interest  payments in these  securities and regulate  corporate  restructurings.
Such legislation may significantly depress the prices of outstanding  securities of this type.

     A  portion  of the  high-yield  securities  acquired  by the  Fund  will be purchased upon issuance,  which may involve special risks because the securities so acquired  are new issues.  In such  instances  the Fund may be a  substantial purchaser of the issue and therefore  have the  opportunity  to  participate  in structuring the terms of the offering. Although this may enable the Fund to seek to protect itself against certain of such risks,  the  considerations  discussed herein would nevertheless remain applicable.

     Illiquid  Securities  and  Restricted  Securities.  The Fund  may  purchase securities  that are  subject  to legal or  contractual  restrictions  on resale
("restricted securities"). Generally speaking, restricted securities may be sold
(i) only to  qualified  institutional  buyers;  (ii) in a  privately  negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified  period of time and other conditions are met pursuant to an exemption  from  registration;  or (iv) in a public  offering for which a registration statement is in effect under the Securities Act. Issuers of restricted  securities  may not be subject to the  disclosure and other investor protection  requirements  that  would be  applicable  if their  securities  were publicly traded.  Restricted securities are often illiquid, but they may also be liquid.

     The SEC has  adopted  Rule 144A which  allows  for a broader  institutional trading market for securities  otherwise subject to restriction on resale to the general  public.  Rule 144A  establishes a "safe  harbor" from the  registration requirements  of the  Securities  Act  for  resales  of  certain  securities  to qualified institutional buyers.

     Any such  restricted  securities  will be  considered  to be  illiquid  for purposes of the Fund's limitations on investments in illiquid securities unless, pursuant to procedures adopted by the Board of Trustees of the Trust, the Fund's adviser has determined  such securities to be liquid because such securities are eligible  for resale  pursuant  to Rule 144A and are  readily  saleable.  To the extent that qualified institutional buyers may become uninterested in purchasing
Rule 144A securities, the Fund's level of illiquidity may increase.

     Issuers of restricted  securities  may not be subject to the disclosure and other  investor  protection  requirement  that  would  be  applicable  if  their securities were publicly traded. Where a registration  statement is required for the resale of  restricted  securities,  the Fund may be  required to bear all or part of the registration expenses. The Fund may be deemed to be an "underwriter"
for  purposes  of  the  Securities  Act,  as  amended  when  selling  restricted securities  to the  public  and,  in such  event,  the  Fund  may be  liable  to purchasers of such  securities  if the  registration  statement  prepared by the issuer is materially inaccurate or misleading.

     The Fund may also  purchase  securities  that are not  subject  to legal or
contractual   restrictions  on  resale,  but  that  are  deemed  illiquid.  Such securities  may be illiquid,  for example,  because  there is a limited  trading market for them.

     The Fund may be  unable  to sell a  restricted  or  illiquid  security.  In addition, it may be more difficult to determine a market value for restricted or illiquid  securities.  Moreover,  if adverse market  conditions  were to develop during the period  between the Fund's  decision to sell a restricted or illiquid security  and the  point at which  the Fund is  permitted  or able to sell  such security,  the Fund  might  obtain a price  less  favorable  than the price that prevailed when it decided to sell. This investment  practice,  therefore,  could have the effect of decreasing the level of illiquidity of the Fund.

     Private Placement  Commercial  Paper.  Commercial paper eligible for resale under  Section  4(2)  of  the  Securities  Act is  offered  only  to  accredited investors.  Rule 506 of  Regulation  D in the  Securities  Act lists  investment companies as an accredited investor.  Section 4(2) paper not eligible for resale under  Rule 144A  under  the  Securities  Act shall be deemed  liquid if (1) the
Section  4(2)  paper  is not  traded  flat or in  default  as to  principal  and interest;  (2) the Section 4(2) paper is rated in one of the two highest  rating categories by at least two NRSROs,  or if only one NRSRO rates the security,  it is rated in one of the two highest  categories by that NRSRO; and (3) the Fund's adviser  believes that,  based on the trading  markets for such  security,  such security can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

     Borrowing.  The Fund may  borrow  money from  banks,  limited by the Fund's fundamental  investment  restriction  (generally,  33-1/3%  of its total  assets
(including  the  amount  borrowed)),   including  borrowings  for  temporary  or
emergency  purposes.  The Fund may engage in  mortgage  dollar  roll and reverse repurchase  agreements  which may be  considered a form of borrowing  unless the
Fund covers its exposure by segregating or earmarking liquid assets.

     Leverage.  The use of  leverage  by the Fund  creates  an  opportunity  for greater total return, but, at the same time, creates special risks. For example, leveraging may  exaggerate  changes in the net asset value of Fund shares and in the  yield  on an  Index  Fund's  portfolio.  Although  the  principal  of  such borrowings will be fixed,  the Fund's assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for the
Fund which can exceed the income from the assets  purchased with the borrowings.
To the  extent  the  income or  capital  appreciation  derived  from  securities purchased  with borrowed funds exceeds the interest the Fund will have to pay on the borrowings,  the Fund's return will be greater than if leverage had not been used.  Conversely,  if the income or capital  appreciation  from the  securities purchased  with  such  borrowed  funds is not  sufficient  to cover  the cost of borrowing,  the  return to the Fund will be less than if  leverage  had not been used, and therefore the amount  available for  distribution  to  shareholders as dividends  and other  distributions  will be reduced.  In the latter  case,  the
Fund's adviser in its best judgment  nevertheless  may determine to maintain the
Fund's  leveraged  position  if it  expects  that  the  benefits  to the  Fund's shareholders  of  maintaining  the leveraged  position will outweigh the current reduced return.

     Certain  types  of  borrowings  by the Fund may  result  in the Fund  being subject to covenants in credit agreements relating to asset coverage,  portfolio
composition   requirements  and  other  matters.  It  is  not  anticipated  that observance of such  covenants  would impede the Fund's adviser from managing the
Fund's  portfolio  in  accordance  with the  Fund's  investment  objectives  and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding  indebtedness  and require the  Fund  to  dispose  of  portfolio  investments  at a  time  when  it  may be disadvantageous to do so.

     Indexed Securities. The Fund may invest in indexed securities, the value of which is linked to currencies,  interest  rates,  commodities,  indices or other financial  indicators  ("reference  instruments").  Most indexed securities have maturities of three years or less.

     Indexed  securities differ from other types of debt securities in which the
Fund may invest in several  respects.  First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference  instruments,  such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated).  The reference instrument need not be related to the terms of the indexed security.  For example, the principal amount of a US dollar denominated  indexed security may vary based on the exchange rate of two foreign currencies.  An indexed security may be positively or negatively  indexed;  that is, its value may increase or decrease if the value of the reference  instrument increases.  Further,  the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

     Investment in indexed securities involves certain risks. In addition to the credit risk of the  security's  issuer and the normal risks of price  changes in response  to  changes  in  interest  rates,  the  principal  amount  of  indexed securities  may  decrease  as a result  of  changes  in the  value of  reference instruments.  Further,  in the case of certain  indexed  securities in which the interest  rate is linked to a reference  instrument,  the  interest  rate may be reduced to zero, and any further  declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may
be  more  volatile  than  the  reference  instruments   underlying  the  indexed
securities.

     Lending of Portfolio Securities. The Fund may lend its portfolio securities to  brokers,  dealers  and other  financial  institutions,  provided it receives collateral, with respect to each loan of U.S. securities, equal to at least 102%
of the value of the portfolio  securities loaned, and, with respect to each loan of  non-U.S.  securities,  collateral  of at  least  105%  of the  value  of the portfolio  securities  loaned,  and at all times  thereafter  shall  require the borrower to mark to market such  collateral  on a daily basis so that the market value of such  collateral  does not fall below  100% of the market  value of the portfolio  securities so loaned. By lending its portfolio  securities,  the Fund can  increase  its income  through the  investment  of the  collateral.  For the purposes of this policy, the Fund considers collateral  consisting of cash, U.S.
government securities or letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. From time to  time,  the  Fund  may  return  to the  borrower  or a third  party  which is unaffiliated  with it, and which is acting as a "placing  broker," a part of the interest  earned from the  investment  of  collateral  received  for  securities loaned.

     The SEC  currently  requires  that  the  following  conditions  must be met whenever  portfolio  securities  are loaned:  (1) the Fund must receive from the borrower  collateral  equal  to at  least  100% of the  value  of the  portfolio securities loaned;  (2) the borrower must increase such collateral  whenever the market value of the securities  loaned rises above the level of such collateral;
(3) the Fund must be able to terminate  the loan at any time;  (4) the Fund must receive reasonable  interest on the loan, as well as any dividends,  interest or other distributions payable on the loaned securities, and any increase in market value;  (5) the Fund may pay only  reasonable  custodian fees in connection with the loan;  and (6) while any voting rights on the loaned  securities may pass to the  borrower,  the Fund's board of trustees  must be able to terminate the loan and  regain  the right to vote the  securities  if a  material  event  adversely affecting  the  investment  occurs.  These  conditions  may be subject to future modification.  Loan agreements  involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the
Fund's ability to recover the loaned securities or dispose of the collateral for the loan.

     Investment of Securities Lending Collateral. The collateral received from a borrower as a result of the Fund's securities lending activities will be used to purchase  both  fixed-income  securities  and other  securities  with  debt-like characteristics  that are rated A1 or P1 (except as noted below) on a fixed rate or floating rate basis, including but not limited to: (a) bank obligations, such as bank bills, bank notes,  certificates of deposit,  commercial paper,  deposit notes,  loan  participations,  medium term notes,  mortgage  backed  securities, structured liquidity notes, and time deposits; (b) corporate  obligations,  such as commercial paper, corporate bonds, investment agreements, funding agreements, or  guaranteed  investment  contracts  entered into with,  or  guaranteed  by an insurance company,  loan  participations,  master notes,  medium term notes, and second tier  commercial  paper  (which must have a minimum  rating of two of the following:  A-2, P-2 and F-2); (c) sovereigns,  such as commercial  paper,  U.S.
Government securities (including securities issued or guaranteed as to principal
and  interest  by  the  U.S.   government,   its  agencies,   instrumentalities,
establishments or the like),  sovereign  obligations of non-U.S.  countries that are members of the Organization for Economic Co-operation and Development of the
European Union  (including  securities  issued or guaranteed as to principal and interest by the sovereign,  its agencies,  instrumentalities,  establishments or the like) and supranational  issues;  and (d) repurchase  agreements,  including reverse repurchase agreements (which permitted  collateral,  in most cases, must have an  investment  grade  rating  from at least two  NRSROs).  Except  for the investment  agreements,  funding agreements or guaranteed  investment  contracts guaranteed by an insurance  company,  master notes, and medium term notes (which are described below),  these types of investments are described elsewhere in the
SAI. Collateral may also be invested in a money market mutual fund or short-term collective investment trust.

     Investment  agreements,   funding  agreements,   or  guaranteed  investment
contracts  entered  into  with,  or  guaranteed  by  an  insurance  company  are agreements where an insurance  company either provides for the investment of the
Fund's  assets  or  provides  for a  minimum  guaranteed  rate of  return to the investor.

     Master notes are promissory  notes issued usually with large,  creditworthy broker-dealers  on either a fixed rate or floating rate basis.  Master notes may or may not be  collateralized  by underlying  securities.  If the master note is issued  by an  unrated  subsidiary  of a  broker-dealer,  then an  unconditional guarantee is provided by the issuer's parent.

     Medium  term  notes are  unsecured,  continuously  offered  corporate  debt obligations.  Although medium term notes may be offered with a maturity from one to ten years, in the context of securities lending  collateral,  the maturity of the medium term note will not generally exceed two years.

     Participation  Interests. The Fund may purchase from financial institutions
participation   interests  in  securities  in  which  the  Fund  may  invest.  A participation  interest gives the Fund an undivided  interest in the security in the  proportion  that the Fund's  participation  interest bears to the principal amount of the security.  These instruments may have fixed,  floating or variable
interest  rates  with  remaining   maturities  of  397  days  or  less.  If  the
participation  interest is unrated,  or has been given a rating below that which is  permissible  for purchase by the Fund,  the  participation  interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by US Government securities,  or, in the case of unrated participation  interest,  determined by the Advisor to be of comparable  quality  to those  instruments  in which  the Fund may  invest.  For certain participation interests, the Fund will have the right to demand payment, on not  more  than  seven  days'  notice,  for  all or any  part  of the  Fund's participation  interests in the  security,  plus accrued  interest.  As to these instruments,  the Fund generally intends to exercise its right to demand payment only upon a default under the terms of the security.

     Real Estate  Investment Trusts  ("REITs").  REITs are sometimes  informally characterized  as equity REITs,  mortgage  REITs and hybrid REITs.  Equity REITs invest the majority of their assets  directly in real property and derive income primarily  from the collection of rents.  Equity REITs can also realize  capital gains by selling  properties  that have  appreciated  in value.  Mortgage  REITs invest the majority of their assets in real estate  mortgages  and derive income from the  collection of interest  payments.  Hybrid REITs combine the investment strategies of equity REITs and mortgage REITs.

     Investment  in REITs  may  subject  the Fund to risks  associated  with the direct  ownership  of real  estate,  such as  decreases  in real estate  values, overbuilding,  increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in
zoning  laws,   casualty  or   condemnation   losses,   possible   environmental
liabilities,  regulatory  limitations on rent and fluctuations in rental income.
Equity REITs generally  experience these risks directly through fee or leasehold interests,  whereas  mortgage REITs generally  experience these risks indirectly
through  mortgage  interests,   unless  the  mortgage  REIT  forecloses  on  the
underlying  real estate.  Changes in interest rates may also affect the value of the Fund's  investment  in REITs.  For  instance,  during  periods of  declining interest  rates,  certain  mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by those REITs.

     Certain REITs have relatively small market capitalizations,  which may tend to increase the volatility of the market price of their securities. Furthermore,
REITs  are  dependent  upon   specialized   management   skills,   have  limited
diversification and are,  therefore,  subject to risks inherent in operating and financing a limited  number of  projects.  REITs are also  subject to heavy cash flow dependency, defaults by borrowers and the possibility of failing to qualify for tax-free  pass-through of income under the Internal Revenue Code of 1986, as amended,  and to maintain  exemption from the  registration  requirements of the
1940 Act. By investing in REITs indirectly  through the Fund, a shareholder will bear not only his or her  proportionate  share of the expenses of the Fund,  but also,  indirectly,  similar  expenses of the REITs.  In  addition,  REITs depend generally  on their  ability  to  generate  cash flow to make  distributions  to shareholders.

     Repurchase  Agreements.  The  Fund  may  invest  in  repurchase  agreements pursuant to its  investment  guidelines.  In a  repurchase  agreement,  the Fund acquires  ownership  of a security  and  simultaneously  commits to resell  that security to the seller, typically a bank or broker/dealer.

     A  repurchase  agreement  provides  a means for the Fund to earn  income on funds for periods as short as overnight.  It is an  arrangement  under which the purchaser  (i.e.,  the Fund) acquires a security  ("Obligation")  and the seller agrees,  at the time of sale, to repurchase  the  Obligation at a specified time and price.  Repurchase  agreements  are considered by the staff of the SEC to be loans by the Fund.  Securities  subject to a repurchase  agreement are held in a segregated  account and, as described  in more detail  below,  the value of such securities is kept at least equal to the repurchase  price on a daily basis. The repurchase  price may be higher than the purchase  price,  the difference  being income to the Fund, or the purchase and repurchase  prices may be the same, with interest at a stated rate due to the Fund  together  with the  repurchase  price upon  repurchase.  In either  case,  the income to the Fund is  unrelated to the interest  rate  on the  Obligation  itself.  Obligations  will  be  held  by the custodian or in the Federal Reserve Book Entry System.

     It is not clear whether a court would consider the Obligation  purchased by the Fund  subject to a  repurchase  agreement  as being  owned by the Fund or as being  collateral  for a loan by the  Fund to the  seller.  In the  event of the commencement of bankruptcy or insolvency  proceedings with respect to the seller of the  Obligation  before  repurchase  of the  Obligation  under  a  repurchase agreement,  the Fund may  encounter  delay and incur costs  before being able to sell the  security.  Delays may involve  loss of interest or decline in price of the  Obligation.  If the court  characterizes  the transaction as a loan and the
Fund has not perfected a security  interest in the  Obligation,  the Fund may be required to return the  Obligation  to the seller's  estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk  of  losing  some  or all of  the  principal  and  income  involved  in the transaction.  As with any unsecured debt Obligation  purchased for the Fund, the
Advisor  seeks to  reduce  the risk of loss  through  repurchase  agreements  by analyzing the  creditworthiness  of the obligor,  in this case the seller of the
Obligation.  Apart from the risk of bankruptcy or insolvency proceedings,  there is also the risk that the seller may fail to repurchase the Obligation, in which case  the  Fund may  incur a loss if the  proceeds  to the Fund of the sale to a third party are less than the repurchase price.  However, if the market value of the  Obligation  subject  to the  repurchase  agreement  becomes  less  than the repurchase  price (including  interest),  the Fund will direct the seller of the
Obligation to deliver additional  securities so that the market value (including interest) of all securities  subject to the  repurchase  agreement will equal or exceed the repurchase price.

     Reverse Repurchase Agreements.  The Fund may enter into "reverse repurchase agreements," which are repurchase agreements in which the Fund, as the seller of the securities,  agrees to repurchase them at an agreed upon time and price. The
Fund  generally  retains the right to  interest  and  principal  payments on the security.  Since the Fund receives cash upon entering into a reverse  repurchase agreement, it may be considered a borrowing (see "Borrowing").  When required by guidelines  of the SEC, the Fund will  segregate or earmark  permissible  liquid assets to secure its  obligations  to repurchase  the security.  At the time the
Fund enters into a reverse repurchase agreement,  it will establish and maintain segregated or earmarked liquid assets with an approved  custodian having a value not less than the repurchase price (including accrued interest).  The segregated or earmarked liquid assets will be marked-to-market  daily and additional assets will be  segregated  or  earmarked on any day in which the assets fall below the repurchase  price (plus accrued  interest).  The Fund's liquidity and ability to manage  its  assets  might be  affected  when it sets  aside  cash or  portfolio securities to cover such commitments.  Reverse repurchase agreements involve the risk  that the  market  value  of the  securities  retained  in lieu of sale may decline below the price of the  securities the Fund has sold but is obligated to repurchase.  In the  event the buyer of  securities  under a reverse  repurchase agreement files for bankruptcy or becomes  insolvent,  such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the
Fund's  obligation  to  repurchase  the  securities,  and the  Fund's use of the proceeds of the reverse  repurchase  agreement  may  effectively  be  restricted pending such determination.  Reverse repurchase  agreements are considered to be borrowings  under the 1940 Act.  The Fund will  enter  into  reverse  repurchase agreements only when the Advisor  believes that the interest income to be earned from the investment of the proceeds of the transaction  will be greater than the interest expense of the transaction.  Such transactions may increase fluctuation in the market value of fund assets and their yields.

     Securities  Backed by Guarantees.  The Fund may invest in securities backed by guarantees from banks, insurance companies and other financial  institutions.
Changes in the credit quality of these institutions could have an adverse impact on securities  they have  guaranteed or backed,  which could cause losses to the
Fund.

     Strategic  Transactions and Derivatives.  The Fund may, but is not required to, utilize various other investment strategies as described below for a variety of purposes,  such as hedging  various  market  risks,  managing  the  effective maturity or duration of the  fixed-income  securities in the Fund's portfolio or enhancing  potential gain.  These  strategies may be executed through the use of derivative contracts.

     In the  course  of  pursuing  these  investment  strategies,  the  Fund may purchase and sell  exchange-listed and  over-the-counter put and call options on securities, equity and fixed-income indices and other instruments,  purchase and sell futures contracts and options thereon, enter into various transactions such as swaps, caps, floors,  collars,  currency forward contracts,  currency futures contracts,  currency  swaps or options on  currencies,  or currency  futures and various  other  currency  transactions  (collectively,  all the above are called
"Strategic Transactions").  In addition, strategic transactions may also include new  techniques,  instruments  or  strategies  that are  permitted as regulatory changes  occur.  Strategic  Transactions  may be used without limit  (subject to certain limits imposed by the 1940 Act) to attempt to protect  against  possible changes in the market value of  securities  held in or to be  purchased  for the
Fund's  portfolio  resulting from securities  markets or currency  exchange rate fluctuations,  to  protect  the  Fund's  unrealized  gains  in the  value of its portfolio  securities,  to facilitate the sale of such securities for investment purposes,  to manage the effective maturity or duration of the Fund's portfolio, or to  establish  a position  in the  derivatives  markets as a  substitute  for purchasing  or selling  particular  securities.  Any or all of these  investment techniques  may be used at any  time  and in any  combination,  and  there is no particular  strategy that dictates the use of one technique rather than another, as use  of  any  Strategic  Transaction  is a  function  of  numerous  variables including market conditions.  The ability of the Fund to utilize these Strategic
Transactions  successfully  will  depend on the  Advisor's  ability  to  predict pertinent market movements,  which cannot be assured.  The Fund will comply with
applicable   regulatory   requirements  when   implementing   these  strategies,
techniques and  instruments.  Strategic  Transactions  will not be used to alter fundamental  investment  purposes and  characteristics of the Fund, and the Fund will  segregate  assets (or as provided by  applicable  regulations,  enter into certain  offsetting  positions) to cover its obligations under options,  futures and swaps to limit leveraging of the Fund.

     Strategic   Transactions,   including  derivative  contracts,   have  risks
associated  with them  including  possible  default  by the  other  party to the transaction,  illiquidity  and, to the extent the  Advisor's  view as to certain market  movements  is  incorrect,  the  risk  that  the  use of  such  Strategic
Transactions  could result in losses greater than if they had not been used. Use of put and call  options  may  result in  losses to the Fund,  force the sale or purchase of portfolio  securities at inopportune times or for prices higher than
(in the case of put options) or lower than (in the case of call options) current market  values,  limit the amount of  appreciation  the Fund can  realize on its investments  or cause the Fund to hold a security it might  otherwise  sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of  options  and  futures  transactions  entails  certain  other  risks.  In particular,  the  variable  degree of  correlation  between  price  movements of futures contracts and price movements in the related  portfolio  position of the
Fund  creates  the  possibility  that losses on the  hedging  instrument  may be greater than gains in the value of the Fund's position. In addition, futures and
options   markets   may  not  be  liquid  in  all   circumstances   and  certain
over-the-counter  options may have no markets.  As a result, in certain markets, the  Fund  might  not be able  to  close  out a  transaction  without  incurring substantial  losses,  if at  all.  Although  the  use  of  futures  and  options transactions  for  hedging  should  tend to  minimize  the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any  potential  gain  which  might  result  from an  increase  in  value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential  financial risk than would purchases of options,  where the  exposure  is  limited to the cost of the  initial  premium.
Losses resulting from the use of Strategic  Transactions  would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic
Transactions had not been utilized.

     Risks of Strategic  Transactions Outside the US. When conducted outside the
US, Strategic  Transactions may not be regulated as rigorously as in the US, may not involve a clearing mechanism and related guarantees,  and are subject to the risk of  governmental  actions  affecting  trading in, or the prices of, foreign securities,  currencies and other instruments.  The value of such positions also could be adversely affected by: (i) other complex foreign  political,  legal and economic  factors,  (ii) lesser  availability than in the US of data on which to make trading decisions,  (iii) delays in the Fund's ability to act upon economic events  occurring in foreign markets during  non-business  hours in the US, (iv)
the  imposition of different  exercise and  settlement  terms and procedures and margin requirements than in the US, and (v) lower trading volume and liquidity.

     Use of Segregated and Other Special Accounts.  Many Strategic Transactions,
in addition  to other  requirements,  require  that the Fund  segregate  cash or liquid  assets  with  its  custodian  to the  extent  fund  obligations  are not otherwise  "covered"  through  ownership of the underlying  security,  financial instrument or currency. In general,  either the full amount of any obligation by the Fund to pay or deliver  securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory  restrictions,  an amount of cash or liquid assets at least equal to the current amount of the obligation  must be segregated  with the custodian.
The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer  necessary to segregate  them. For example,  a call  option  written by the Fund will  require the Fund to hold the securities  subject  to the  call (or  securities  convertible  into the  needed securities  without  additional  consideration)  or to segregate  cash or liquid assets  sufficient  to  purchase  and  deliver  the  securities  if the  call is exercised.  A call option sold by the Fund on an index will  require the Fund to own portfolio  securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise  price on a current basis. A put option written by the Fund requires the Fund to segregate cash or liquid assets equal to the exercise price.

     Except  when the Fund enters into a forward  contract  for the  purchase or sale of a security  denominated  in a  particular  currency,  which  requires no segregation,  a  currency  contract  which  obligates  the  Fund  to buy or sell currency will  generally  require the Fund to hold an amount of that currency or liquid assets denominated in that currency equal to the Fund's obligations or to segregate cash or liquid assets equal to the amount of the Fund's obligation.

     OTC  options  entered  into by the  Fund,  including  those on  securities, currency,  financial  instruments or indices and OCC issued and exchange  listed index options, will generally provide for cash settlement. As a result, when the
Fund sells these  instruments it will only segregate an amount of cash or liquid assets  equal to its accrued net  obligations,  as there is no  requirement  for payment or delivery of amounts in excess of the net amount.  These  amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money  amount plus any sell-back  formula amount in the case of a cash-settled put or call. In addition,  when  the Fund  sells a call  option  on an index at a time  when the in-the-money  amount exceeds the exercise price, the Fund will segregate,  until the option expires or is closed out, cash or cash equivalents  equal in value to such excess.  OCC issued and exchange listed options sold by the Fund other than those above  generally  settle with  physical  delivery,  or with an election of either  physical  delivery or cash  settlement  and the Fund will  segregate  an amount of cash or  liquid  assets  equal to the full  value of the  option.  OTC options settling with physical delivery,  or with an election of either physical delivery or cash settlement  will be treated the same as other options  settling with physical delivery.

     In the case of a  futures  contract  or an  option  thereon,  the Fund must deposit  initial  margin and  possible  daily  variation  margin in  addition to segregating cash or liquid assets  sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

     With  respect to swaps,  the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements  with respect to each swap on a daily basis and will segregate an amount of cash or liquid assets having a value equal to the accrued excess.  Caps,  floors and collars  require  segregation of assets with a value equal to the Fund's net obligation, if any.

     Strategic  Transactions  may be covered by other means when consistent with applicable  regulatory  policies.  The  Fund  may  also  enter  into  offsetting transactions so that its combined position,  coupled with any segregated assets,
equals  its  net  outstanding   obligation  in  related  options  and  Strategic
Transactions.  For example,  the Fund could  purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover,  instead of segregating cash or liquid assets if the
Fund held a futures or forward  contract,  it could purchase a put option on the same futures or forward  contract with a strike price as high or higher than the price of the contract held.  Other Strategic  Transactions may also be offset in combinations.  If the offsetting  transaction terminates at the time of or after the primary  transaction no segregation is required,  but if it terminates prior to such time, cash or liquid assets equal to any remaining obligation would need to be segregated.

     Combined  Transactions.  The Fund may  enter  into  multiple  transactions, including multiple options transactions, multiple futures transactions, multiple currency  transactions  (including  forward  currency  contracts)  and  multiple interest rate transactions and any combination of futures, options, currency and interest  rate  transactions  ("component"  transactions),  instead  of a single
Strategic  Transaction,  as part of a single or combined  strategy  when, in the opinion  of the  Advisor,  it is in the best  interests  of the Fund to do so. A combined  transaction  will usually contain elements of risk that are present in each of its component transactions.  Although combined transactions are normally entered into based on the Advisor's  judgment that the combined  strategies will reduce  risk  or  otherwise  more  effectively  achieve  the  desired  portfolio management  goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

     General  Characteristics  of  Futures.  The Fund  may  enter  into  futures contracts  or purchase or sell put and call  options on such  futures as a hedge against anticipated  interest rate,  currency or equity market changes,  and for duration management,  risk management and return enhancement  purposes.  Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation  margin as described  below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial  instrument  called for in the contract at a specific  future  time for a  specified  price (or,  with  respect to index futures and  Eurodollar  instruments,  the net cash amount).  Options on futures contracts  are  similar  to  options on  securities  except  that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

     The Fund has claimed  exclusion from the definition of the term  "commodity pool  operator"  adopted by the Commodity  Futures  Trading  Commission  and the
National  Futures  Association,  which regulate  trading in the futures markets.
Therefore,  the Fund is not subject to commodity pool operator  registration and regulation under the Commodity  Exchange Act. Futures and options on futures may be entered  into for bona fide  hedging,  risk  management  (including  duration management) or other portfolio and return enhancement management purposes to the extent consistent with the exclusion from commodity pool operator  registration.
Typically,  maintaining a futures contract or selling an option thereon requires the  Fund  to  deposit  with  a  financial  intermediary  as  security  for  its obligations an amount of cash or other specified  assets (initial  margin) which initially is typically 1% to 10% of the face amount of the contract  (but may be higher in some circumstances).  Additional cash or assets (variation margin) may be required to be deposited  thereafter on a daily basis as the marked to market value of the contract fluctuates. The purchase of an option on financial futures involves  payment of a premium for the option without any further  obligation on the part of the Fund. If the Fund  exercises an option on a futures  contract it will be obligated to post initial  margin (and  potential  subsequent  variation margin) for the  resulting  futures  position just as it would for any position.
Futures  contracts and options thereon are generally settled by entering into an offsetting  transaction  but there can be no assurance  that the position can be offset prior to  settlement  at an  advantageous  price,  nor that delivery will occur.

     Under certain  circumstances,  futures exchanges may establish daily limits on the  amount  that the price of a future or option on a futures  contract  can vary from the previous day's settlement  price;  once that limit is reached,  no trades may be made that day at a price  beyond the limit.  Daily price limits do not limit  potential  losses  because  prices  could move to the daily limit for
several  consecutive  days  with  little  or  no  trading,   thereby  preventing
liquidation of unfavorable positions.

     If the Fund were  unable  to  liquidate  a  futures  or option on a futures contract  position  due to the  absence  of a  liquid  secondary  market  or the imposition of price limits, it could incur substantial losses,  because it would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options,  the Fund would continue to be required to make daily  variation  margin  payments and might be required to maintain the position  being hedged by the future or option or to maintain cash or securities in a segregated account.

     Certain  characteristics of the futures market might increase the risk that movements  in the prices of futures  contracts  or options on futures  contracts might not correlate  perfectly with  movements in the prices of the  investments being  hedged.  For  example,  all  participants  in the  futures and options on futures  contracts markets are subject to daily variation margin calls and might be  compelled  to liquidate  futures or options on futures  contracts  positions whose prices are moving  unfavorably  to avoid being  subject to further  calls.
These  liquidations  could  increase  price  volatility of the  instruments  and distort  the normal  price  relationship  between the futures or options and the investments being hedged.  Also, because initial margin deposit  requirements in the futures markets are less onerous than margin  requirements in the securities markets,  there might be increased  participation  by  speculators in the future markets.  This participation  also might cause temporary price  distortions.  In addition, activities of large traders in both the futures and securities markets involving  arbitrage,  "program  trading" and other investment  strategies might result in temporary price distortions.

     The Fund will not enter into a futures  contract or related  option (except for closing transactions) if, immediately  thereafter,  the sum of the amount of its initial  margin and premiums on open futures  contracts and options  thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option  that is  in-the-money  at the time of the  purchase,  the in-the-money  amount may be  excluded  in  calculating  the 5%  limitation.  The segregation  requirements  with respect to futures contracts and options thereon are described below.

     General  Characteristics of Options. Put options and call options typically have similar structural  characteristics and operational mechanics regardless of the  underlying  instrument  on which  they are  purchased  or sold.  Thus,  the following general  discussion relates to each of the particular types of options discussed in greater  detail below.  In addition,  many  Strategic  Transactions involving  options require  segregation of fund assets in special  accounts,  as described below under "Use of Segregated and Other Special Accounts."

     A put option gives the purchaser of the option,  upon payment of a premium, the  right to  sell,  and the  writer  the  obligation  to buy,  the  underlying security,  commodity, index, currency or other instrument at the exercise price.
For  instance,  the  Fund's  purchase  of a put  option on a  security  might be designed  to protect  its  holdings in the  underlying  instrument  (or, in some cases, a similar  instrument)  against a substantial decline in the market value by giving  the Fund the right to sell such  instrument  at the  option  exercise price.  A call  option,  upon payment of a premium,  gives the  purchaser of the option the right to buy, and the seller the  obligation to sell,  the underlying instrument  at the  exercise  price.  The Fund's  purchase of a call option on a security,  financial  future,  index,  currency  or  other  instrument  might be intended to protect the Fund against an increase in the price of the  underlying instrument  that it  intends  to  purchase  in the future by fixing the price at which it may purchase such instrument.  An American style put or call option may be exercised at any time during the option period while a European  style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options").  Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the  performance  of the  obligations of the parties to such options.
The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

     With certain  exceptions,  OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency,  although in the future cash  settlement may become  available.  Index options and Eurodollar instruments are cash settled for the net amount,  if any, by which the option is
"in-the-money"  (i.e., where the value of the underlying  instrument exceeds, in the case of a call  option,  or is less than,  in the case of a put option,  the exercise  price of the option) at the time the option is exercised.  Frequently, rather than taking or making delivery of the underlying  instrument  through the process of  exercising  the option,  listed  options are closed by entering into offsetting  purchase or sale transactions that do not result in ownership of the new option.

     The Fund's ability to close out its position as a purchaser or seller of an
OCC or  exchange  listed  put or call  option is  dependent,  in part,  upon the liquidity of the option market.  Among the possible reasons for the absence of a liquid option market on an exchange are: (i)  insufficient  trading  interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii)
trading  halts,  suspensions  or other  restrictions  imposed  with  respect  to particular  classes  or series of  options or  underlying  securities  including reaching daily price limits;  (iv)  interruption of the normal operations of the
OCC or an exchange;  (v)  inadequacy of the  facilities of an exchange or OCC to handle current  trading  volume;  or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant  market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

     The hours of trading  for listed  options may not  coincide  with the hours during which the underlying financial instruments are traded. To the extent that the  option  markets  close  before the  markets  for the  underlying  financial instruments,  significant  price  and  rate  movements  can  take  place  in the underlying markets that cannot be reflected in the option markets.

     OTC options are  purchased  from or sold to securities  dealers,  financial institutions  or  other  parties  ("Counterparties")  through  direct  bilateral agreement with the Counterparty.  In contrast to exchange listed options,  which generally have standardized terms and performance mechanics, all the terms of an
OTC option, including such terms as method of settlement,  term, exercise price, premium,  guarantees and security,  are set by  negotiation of the parties.  The
Fund will only sell OTC  options  (other  than OTC  currency  options)  that are subject to a buy-back provision  permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula  price within  seven days.  The
Fund  expects  generally  to enter into OTC  options  that have cash  settlement provisions, although it is not required to do so.

     Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option.  As a result,  if the  Counterparty  fails to make or take delivery of the security,  currency or other  instrument  underlying an OTC option  it has  entered  into  with the Fund or fails to make a cash  settlement payment due in accordance with the terms of that option,  the Fund will lose any premium  it paid  for the  option  as well  as any  anticipated  benefit  of the transaction.  Accordingly,  the Advisor must assess the creditworthiness of each such Counterparty or any guarantor or credit  enhancement of the  Counterparty's credit to  determine  the  likelihood  that the terms of the OTC option  will be satisfied.  The  Fund  will  engage  in OTC  option  transactions  only  with US government securities dealers recognized by the Federal Reserve Bank of New York as "primary  dealers"  or  broker/dealers,  domestic  or foreign  banks or other financial  institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from Standard & Poor's or P-1 from  Moody's or an  equivalent  rating from any NRSRO or, in the case of
OTC currency transactions,  are determined to be of equivalent credit quality by the Advisor.  The staff of the SEC currently takes the position that OTC options purchased by the Fund,  and portfolio  securities  "covering"  the amount of the
Fund's  obligation  pursuant  to an OTC  option  sold  by it  (the  cost  of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the  Fund's  limitation  on  investing  no more  than 15% of its net  assets  in illiquid securities.

     If the Fund sells a call option,  the premium that it receives may serve as a partial hedge, to the extent of the option premium,  against a decrease in the value of the  underlying  securities  or  instruments  in its  portfolio or will increase the Fund's income. The sale of put options can also provide income.

     The Fund may  purchase  and sell call  options on  securities  including US
Treasury and agency securities,  mortgage-backed  securities,  foreign sovereign debt,  corporate  debt  securities,  equity  securities  (including  convertible securities)  and  Eurodollar  instruments  that  are  traded  on US and  foreign securities  exchanges  and in the  over-the-counter  markets,  and on securities indices,  currencies and futures  contracts.  All calls sold by the Fund must be
"covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset  segregation  requirements  described  below as long as the call is  outstanding.  Even though the Fund will  receive the option premium to help  protect it against  loss,  a call sold by the Fund  exposes the
Fund during the term of the option to possible  loss of  opportunity  to realize appreciation  in the market price of the  underlying  security or instrument and may require the Fund to hold a security or instrument  which it might  otherwise have sold.

     The Fund may  purchase  and sell put  options on  securities  including  US
Treasury and agency securities,  mortgage-backed  securities,  foreign sovereign debt,  corporate  debt  securities,  equity  securities  (including  convertible securities)  and  Eurodollar  instruments  (whether  or not it holds  the  above securities in its portfolio), and on securities indices,  currencies and futures contracts other than futures on individual  corporate debt and individual equity securities. The Fund will not sell put options if, as a result, more than 50% of the  Fund's  total  assets  would be  required  to be  segregated  to cover  its potential  obligations  under such put options  other than those with respect to futures and options  thereon.  In selling put options,  there is a risk that the
Fund may be required to buy the underlying  security at a disadvantageous  price above the market price.

     Swaps,  Caps,  Floors and Collars.  Among the Strategic  Transactions  into which the Fund may enter are interest rate, credit default,  currency, index and other swaps and the purchase or sale of related  caps,  floors and collars.  The
Fund expects to enter into these transactions  primarily to preserve a return or spread on a  particular  investment  or  portion  of its  portfolio,  to protect against currency fluctuations,  as a duration management technique or to protect against any increase in the price of securities the Fund anticipates  purchasing at a later date.  The Fund will not sell  interest  rate caps or floors where it does not own  securities  or other  instruments  providing the income stream the
Fund may be obligated to pay.  Interest  rate swaps  involve the exchange by the
Fund  with  another  party of their  respective  commitments  to pay or  receive interest,  e.g.,  an exchange of floating  rate payments for fixed rate payments with respect to a notional amount of principal.  A currency swap is an agreement to exchange cash flows on a notional amount of two or more  currencies  based on the relative value  differential among them and an index swap is an agreement to swap cash  flows on a  notional  amount  based on  changes  in the values of the reference  indices.  The  purchase of a cap  entitles  the  purchaser to receive payments on a notional  principal  amount from the party selling such cap to the extent that a specified index exceeds a  predetermined  interest rate or amount.
The purchase of a floor entitles the purchaser to receive payments on a notional principal  amount  from  the  party  selling  such  floor to the  extent  that a specified index falls below a predetermined interest rate or amount. A collar is a  combination  of a cap and a floor that  preserves a certain  return  within a predetermined range of interest rates or values.

     The Fund will  usually  enter  into  swaps on a net  basis,  i.e.,  the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument,  with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as the Fund will segregate assets (or enter  into  offsetting  positions)  to cover its  obligations  under swaps,  the Advisor and the Fund  believe  such  obligations  do not  constitute senior  securities under the 1940 Act and,  accordingly,  will not treat them as being  subject to its borrowing  restrictions.  The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements,  is rated at least A by Standard & Poor's or Moody's or has an equivalent  rating from a NRSRO or is  determined to be of equivalent  credit quality by the Advisor. If there is a default by the Counterparty,  the Fund may have contractual remedies pursuant to the agreements related to the transaction.
The swap market has grown  substantially  in recent years with a large number of banks and  investment  banking  firms  acting both as  principals  and as agents utilizing  standardized  swap  documentation.  As a result,  the swap market has become relatively  liquid.  Caps, floors and collars are more recent innovations for which  standardized  documentation  has not yet been  fully  developed  and, accordingly, they are less liquid than swaps.

     Credit  Default  Swaps.  The  Fund  may  enter  into  credit  default  swap contracts.  The Fund  might use credit  default  swap  contracts  to limit or to reduce risk exposure of the Fund to defaults of corporate and sovereign  issuers
(i.e.,  to reduce risk when the Fund owns or has exposure to such issuers).  The
Fund also might use credit  default swap contracts to create direct or synthetic short or long  exposure to  domestic or foreign  corporate  debt  securities  or certain sovereign debt securities to which the Fund is not otherwise exposed.

     As the seller in a credit default swap contract, the Fund would be required to pay the par (or other  agreed-upon)  value of a referenced debt obligation to the  counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer,  on the debt obligation.  In return,  the Fund would receive from the  counterparty a periodic stream of payments over the term of the contract, provided that no event of default (or similar event) occurs. If no event of default (or similar event) occurs, the Fund would keep the stream of payments  and would have no payment  of  obligations.  As the seller in a credit default swap contract,  the Fund effectively  would add economic leverage to its portfolio  because,  in  addition  to its total net  assets,  the Fund  would be subject to investment exposure on the notional amount of the swap.

     As the purchaser in a credit default swap contract, the Fund would function as the counterparty  referenced in the preceding  paragraph.  This would involve the risk that the  investment  might  expire  worthless.  It also would  involve credit risk - that the seller may fail to satisfy its payment obligations to the
Fund in the event of a default (or similar event).  As the purchaser in a credit default swap contract,  the Fund's  investment would generate income only in the event of an actual  default (or similar  event) by the issuer of the  underlying obligation.

     Synthetic  Investments.  In  certain  circumstances,  the  Fund may wish to obtain the price  performance  of a security  without  actually  purchasing  the security in circumstances  where, for example,  the security is illiquid,  or is unavailable for direct investment or available only on less attractive terms. In such circumstances,  the Fund may invest in synthetic or derivative  alternative investments ("Synthetic Investments") that are based upon or otherwise relate to the economic performance of the underlying securities. Synthetic Investments may include swap transactions,  notes or units with variable redemption amounts, and other similar instruments and contracts.  Synthetic Investments typically do not represent  beneficial  ownership  of the  underlying  security,  usually are not collateralized  or otherwise secured by the counterparty and may or may not have any credit enhancements  attached to them.  Accordingly,  Synthetic  Investments involve  exposure  not  only  to  the  creditworthiness  of  the  issuer  of the underlying  security,  changes in exchange rates and future governmental actions taken by the jurisdiction in which the underlying  security is issued,  but also to the  creditworthiness and legal standing of the counterparties  involved.  In addition, Synthetic Investments typically are illiquid.

     Currency  Transactions.  The Fund may engage in currency  transactions with
Counterparties  primarily in order to hedge,  or manage the risk of the value of portfolio holdings denominated in particular  currencies against fluctuations in relative  value.  Currency  transactions  include  forward  currency  contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately  negotiated obligation  to purchase or sell (with  delivery  generally  required) a specific currency at a future  date,  which may be any fixed number of days from the date of the contract  agreed upon by the  parties,  at a price set at the time of the contract.  A currency  swap is an agreement to exchange  cash flows based on the notional  difference  among two or more currencies and operates  similarly to an interest rate swap,  which is described  below. The Fund may enter into currency transactions with  Counterparties  which have received (or the guarantors of the obligations  which have  received)  a credit  rating of A-1 or P-1 by Standard &
Poor's or Moody's,  respectively, or that have an equivalent rating from a NRSRO or (except for OTC currency  options) are determined to be of equivalent  credit quality by the Advisor.

     The  Fund's  dealings  in forward  currency  contracts  and other  currency transactions  such as futures,  options,  options on futures and swaps generally will be limited to hedging  involving either specific  transactions or portfolio positions  except as described  below.  Transaction  hedging is entering  into a currency transaction with respect to specific assets or liabilities of the Fund, which  will  generally  arise in  connection  with the  purchase  or sale of its portfolio  securities or the receipt of income  therefrom.  Position  hedging is entering  into  a  currency  transaction  with  respect  to  portfolio  security positions denominated or generally quoted in that currency.

     The Fund  generally  will not enter into a  transaction  to hedge  currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions,  than the aggregate market value (at the time of entering into the  transaction)  of the securities held in its portfolio that are denominated or generally  quoted in or currently  convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

     The Fund may also cross-hedge  currencies by entering into  transactions to purchase or sell one or more  currencies  that are  expected to decline in value relative to other  currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

     To reduce the effect of currency  fluctuations  on the value of existing or anticipated holdings of portfolio securities,  the Fund may also engage in proxy hedging.  Proxy  hedging  is often  used when the  currency  to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging  entails  entering into a commitment or option to sell a currency  whose changes in value are  generally  considered  to be  correlated  to a currency or currencies in which some or all of the Fund's  portfolio  securities  are or are expected  to be  denominated,  in  exchange  for US  dollars.  The amount of the commitment  or  option  would not  exceed  the  value of the  Fund's  securities denominated in correlated currencies. Currency hedging involves some of the same risks  and  considerations  as  other  transactions  with  similar  instruments.
Currency  transactions  can result in losses to the Fund if the  currency  being hedged  fluctuates  in  value  to  a  degree  or  in a  direction  that  is  not anticipated.  Further,  there is the risk that the perceived correlation between various  currencies  may  not be  present  or  may  not be  present  during  the particular  time that the Fund is engaging in proxy hedging.  If the Fund enters into a  currency  hedging  transaction,  the Fund  will  comply  with the  asset segregation requirements described below.

     Risks of Currency Transactions.  Currency transactions are subject to risks different from those of other portfolio  transactions.  Because currency control is of great  importance  to the  issuing  governments  and  influences  economic planning and policy, purchases and sales of currency and related instruments can
be  negatively  affected  by  government  exchange  controls,   blockages,   and
manipulations or exchange restrictions imposed by governments.  These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations  and could also cause hedges it has entered into to be rendered  useless,  resulting  in full  currency  exposure as well as  incurring transaction  costs.  Buyers and sellers of  currency  futures are subject to the same risks that apply to the use of futures generally.  Further, settlement of a currency  futures  contract for the purchase of most  currencies must occur at a bank  based in the  issuing  nation.  Trading  options  on  currency  futures is relatively  new,  and the ability to establish  and close out  positions on such options is subject to the maintenance of a liquid market which may not always be available.  Currency  exchange rates may fluctuate based on factors extrinsic to that country's economy.

     Stripped Zero Coupon Securities/Custodial  Receipts. Zero coupon securities include securities issued directly by the US Treasury,  and US Treasury bonds or notes and their  unmatured  interest  coupons and receipts for their  underlying principal  ("coupons")  which have been  separated by their holder,  typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons  from  the  underlying  principal  (the  "corpus")  of the  US  Treasury security.  A number of  securities  firms and banks have  stripped  the interest coupons and receipts and then resold them in custodial  receipt  programs with a
number  of  different  names,   including   "Treasury  Income  Growth  Receipts"
(TIGRS(TM)) and Certificate of Accrual on Treasuries (CATS(TM)).  The underlying
US  Treasury  bonds  and notes  themselves  are held in  book-entry  form at the
Federal Reserve Bank or, in the case of bearer  securities  (i.e.,  unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof.  The US Treasury has  facilitated  transfers of ownership of zero coupon securities by accounting  separately for the beneficial ownership  of  particular  interest  coupon  and  corpus  payments  on  Treasury securities  through the Federal Reserve  book-entry  record keeping system.  The
Federal  Reserve  program as established by the Treasury  Department is known as
"STRIPS"  or  "Separate   Trading  of  Registered   Interest  and  Principal  of
Securities."  Under  the  STRIPS  program,  the  Fund  will be able to have  its beneficial  ownership  of  zero  coupon  securities  recorded  directly  in  the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying US Treasury securities.

     When US Treasury obligations have been stripped of their unmatured interest coupons  by the  holder,  the  principal  or corpus  is sold at a deep  discount because the buyer  receives  only the right to receive a future fixed payment on the security and does not receive any rights to periodic  interest  (i.e.  cash)
payments.  Once  stripped  or  separated,  the  corpus and  coupons  may be sold separately.  Typically,  the coupons are sold  separately  or grouped with other coupons with like  maturity  dates and sold bundled in such form.  Purchasers of
stripped  obligations   acquire,  in  effect,   discount  obligations  that  are
economically  identical to the zero coupon  securities  that the Treasury  sells itself.

     Supranational   Entities.    Supranational   entities   are   international
organizations  designated  or  supported  by  governmental  entities  to promote economic  reconstruction or development and international  banking  institutions and related  government  agencies.  Examples include the International  Bank for
Reconstruction  and  Development  (the World Bank),  the European Coal and Steel
Community,  The Asian Development Bank and the  InterAmerican  Development Bank.
Obligations of supranational entities are backed by the guarantee of one or more foreign governmental parties which sponsor the entity.

     Trust  Preferred  Securities.  The  Fund  may  invest  in  Trust  Preferred
Securities,  which are hybrid instruments issued by a special purpose trust (the
"Special  Trust"),  the  entire  equity  interest  of which is owned by a single issuer.  The proceeds of the issuance to the Fund of Trust Preferred  Securities
are  typically   used  to  purchase  a  junior   subordinated   debenture,   and
distributions from the Special Trust are funded by the payments of principal and interest on the subordinated debenture.

     If payments on the underlying  junior  subordinated  debentures held by the
Special  Trust are deferred by the debenture  issuer,  the  debentures  would be treated as original  issue  discount  ("OID")  obligations  for the remainder of their term.  As a result,  holders of Trust  Preferred  Securities,  such as the
Fund,  would be required to accrue daily for Federal  income tax purposes  their share  of the  stated  interest  and  the  de  minimis  OID  on  the  debentures
(regardless of whether the Fund receives any cash distributions from the Special
Trust),  and the value of Trust Preferred  Securities would likely be negatively affected.  Interest  payments on the underlying junior  subordinated  debentures typically  may only be deferred if  dividends  are  suspended on both common and preferred stock of the issuer.  The underlying  junior  subordinated  debentures generally rank slightly higher in terms of payment priority than both common and preferred securities of the issuer, but rank below other subordinated debentures and debt  securities.  Trust  Preferred  Securities  may be subject to mandatory prepayment  under certain  circumstances.  The market values of Trust  Preferred
Securities  may be more volatile  than those of  conventional  debt  securities.
Trust  Preferred  Securities  may be issued in  reliance  on Rule 144A under the
Securities Act, and,  unless and until  registered,  are restricted  securities;
there can be no assurance as to the liquidity of Trust Preferred  Securities and the ability of holders of Trust Preferred Securities,  such as the Fund, to sell their holdings.

     US   Government   Securities.   There  are  two  broad   categories  of  US
Government-related debt instruments:  (a) direct obligations of the US Treasury, and (b) securities issued or guaranteed by US Government agencies.

     Examples of direct  obligations  of the US  Treasury  are  Treasury  Bills,
Notes,  Bonds  and  other  debt  securities  issued  by the US  Treasury.  These instruments are backed by the "full faith and credit" of the United States. They differ  primarily in interest  rates,  the length of maturities and the dates of issuance.  Treasury bills have original maturities of one year or less. Treasury notes have original  maturities of one to ten years and Treasury bonds generally have original maturities of greater than ten years.

     Some  agency  securities  are  backed by the full  faith and  credit of the
United States (such as Maritime Administration Title XI Ship Financing Bonds and
Agency for International Development Housing Guarantee Program Bonds) and others are backed only by the rights of the issuer to borrow from the US Treasury (such as  Federal  Home Loan Bank  Bonds and  Federal  National  Mortgage  Association
Bonds),  while still others,  such as the  securities of the Federal Farm Credit
Bank, are supported only by the credit of the issuer. With respect to securities supported only by the credit of the issuing  agency or by an additional  line of credit with the US Treasury,  there is no guarantee that the US Government  will provide support to such agencies and such securities may involve risk of loss of principal  and  interest.  US  Government  Securities  may include "zero coupon"
securities  that have been  stripped  by the US  Government  of their  unmatured interest  coupons and  collateralized  obligations  issued or guaranteed by a US
Government agency or instrumentality.

     Interest  rates on US  Government  obligations  may be  fixed or  variable.
Interest rates on variable rate  obligations are adjusted at regular  intervals, at least  annually,  according to a formula  reflecting  then current  specified standard  rates,  such as 91-day  US  Treasury  bill  rates.  These  adjustments generally tend to reduce fluctuations in the market value of the securities.

     The  government  guarantee of the US  Government  Securities  in the Fund's portfolio  does not  guarantee  the net asset  value of the  shares of the Fund.
There are market risks  inherent in all  investments in securities and the value of an investment in the Fund will  fluctuate over time.  Normally,  the value of investments  in US  Government  Securities  varies  inversely  with  changes  in interest rates. For example,  as interest rates rise the value of investments in
US Government  Securities  will tend to decline,  and as interest rates fall the value  of the  Fund's  investments  will  tend to  increase.  In  addition,  the potential for  appreciation  in the event of a decline in interest  rates may be limited or negated by increased  principal  prepayments  with respect to certain
Mortgage-Backed  Securities,  such as  GNMA  Certificates.  Prepayments  of high interest  rate  Mortgage-Backed  Securities  during times of declining  interest rates will tend to lower the return of the Fund and may even result in losses to the Fund if some securities were acquired at a premium. Moreover, during periods of rising interest rates, prepayments of Mortgage-Backed Securities may decline, resulting  in the  extension  of the Fund's  average  portfolio  maturity.  As a result, the Fund's portfolio may experience greater volatility during periods of rising interest rates than under normal market conditions.

     TIPS Bonds.  TIPS are fixed-income  securities  issued by the U.S. Treasury whose  principal  value  is  periodically  adjusted  according  to the  rate  of inflation.  The U.S.  Treasury uses a structure that accrues  inflation into the principal  value of the bond.  Inflation-indexed  securities  issued by the U.S.
Treasury have  maturities of five, ten or thirty years,  although it is possible that securities with other  maturities will be issued in the future.  TIPS bonds typically pay interest on a semi-annual  basis,  equal to a fixed  percentage of
the   inflation-adjusted   amount.  For  example,   if  the  Fund  purchased  an
inflation-indexed  bond with a par value of $1,000  and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was
1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest  payment would be $15.15 ($1,010 times 1.5%).  If inflation  during the second half of the year resulted in the whole year's inflation  equaling 3%, the end-of-year  par value of the bond would be $1,030  and the  second  semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

     If the periodic  adjustment rate measuring  inflation  falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest  payable  on these  securities  (calculated  with  respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S.  Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate.

     The value of  inflation-indexed  bonds is expected to change in response to changes in real  interest  rates.  Real  interest  rates in turn are tied to the
relationship   between  nominal  interest  rates  and  the  rate  of  inflation.
Therefore,  if  inflation  were to rise at a faster rate than  nominal  interest rates,  real interest  rates might  decline,  leading to an increase in value of inflation-indexed  bonds. In contrast,  if nominal interest rates increased at a faster  rate than  inflation,  real  interest  rates  might  rise,  leading to a decrease in value of inflation-indexed bonds.

     While  these  securities  are  expected  to  be  protected  from  long-term inflationary trends,  short-term increases in inflation may lead to a decline in value.  If interest rates rise due to reasons other than inflation (for example, due to changes in currency  exchange  rates),  investors in these securities may not be protected to the extent that the increase is not  reflected in the bond's inflation measure.

     The  periodic  adjustment  of U.S.  inflation-indexed  bonds is tied to the
Consumer Price Index for Urban Consumers ("CPI-U"),  which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food,  transportation and energy. There can be no assurance that the CPI-U will accurately measure the real rate of inflation in the prices of goods and services.

     Any increase in the principal amount of an  inflation-indexed  bond will be considered  taxable ordinary income,  even though investors do not receive their principal until maturity.

     When-Issued Securities and Delayed-Delivery. The Fund may from time to time purchase equity and debt securities on a  "when-issued,"  "delayed  delivery" or
"forward  delivery" basis. The price of such securities,  which may be expressed in yield terms,  is fixed at the time the  commitment  to purchase is made,  but delivery and payment for the securities takes place at a later date.  During the period between  purchase and  settlement,  no payment is made by the Fund to the issuer  and no  interest  accrues  to the  Fund.  When the Fund  purchases  such securities, it immediately assumes the risks of ownership, including the risk of price  fluctuation.  Failure to deliver a security  purchased  on this basis may result in a loss or missed opportunity to make an alternative investment.

     To the  extent  that  assets  of the  Fund  are  held in cash  pending  the settlement  of a purchase of  securities,  the Fund would earn no income.  While such  securities may be sold prior to the  settlement  date, the Fund intends to purchase them with the purpose of actually  acquiring them unless a sale appears desirable for investment  reasons.  At the time the Fund makes the commitment to purchase a security on this basis,  it will record the  transaction  and reflect the value of the security in determining  its net asset value.  The market value of the  securities  may be more or less than the purchase  price.  The Fund will establish  a  segregated  account  in which  it will  maintain  cash and  liquid securities equal in value to commitments for such securities.

     When  the  Fund  agrees  to  purchase   when-issued   or   delayed-delivery
securities,  to the extent  required by the SEC,  its  custodian  will set aside permissible  liquid assets equal to the amount of the commitment in a segregated account.  Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment,  and in such a case the Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account  remains equal to the amount of the Fund's  commitment.  It may be expected  that the Fund's net assets will  fluctuate to a greater  degree when it sets aside portfolio  securities to cover such purchase commitments than when it sets aside cash.  In  addition,  because the Fund will set aside cash or liquid  portfolio  securities to satisfy its purchase  commitments in the manner described  above,  the Fund's liquidity and the ability of its adviser to manage it might be affected  in the event its  commitments  to  purchase  "when-issued"
securities ever exceed 25% of the value of its total assets. Under normal market
conditions,   however,  the  Fund's  commitment  to  purchase  "when-issued"  or
"delayed-delivery"  securities  will not  exceed  25% of the  value of its total assets. When the Fund engages in when-issued or  delayed-delivery  transactions, it relies on the other party to consummate  the trade.  Failure of the seller to do so may  result in the Fund  incurring  a loss or missing  an  opportunity  to obtain a price considered to be advantageous.

      Standby  Commitment  Agreements.  These  agreements  commit the Fund, for a stated period of time,  to purchase a stated  amount of fixed income  securities that may be issued and sold to the Fund at the option of the  issuer.  The price and coupon of the security is fixed at the time of the  commitment.  At the time of entering into the agreement the Fund is paid a commitment fee,  regardless of whether or not the  security  is  ultimately  issued.  The Fund enters into such agreements  for  the  purpose  of  investing  in  the  security  underlying  the commitment at a yield and price that is considered advantageous to the Fund.

     There  can  be no  assurance  that  the  securities  subject  to a  standby commitment  will be issued  and the value of the  security,  if  issued,  on the delivery date may be more or less than its purchase price. Since the issuance of the security  underlying the commitment is at the option of the issuer, the Fund may bear the risk of a decline in the value of such security and may not benefit from  appreciation in the value of the security during the commitment  period if the security is not ultimately issued.

     The purchase of a security  subject to a standby  commitment  agreement and the related  commitment  fee will be recorded on the date on which the  security can  reasonably  be expected to be issued,  and the value of the  security  will thereafter be reflected in the  calculation  of the Fund's net asset value.  The cost basis of the security will be adjusted by the amount of the commitment fee.
In the event the security is not issued,  the commitment fee will be recorded as income on the expiration date of the standby commitment.

     Temporary  Investments.  Generally  the  Fund  will be  fully  invested  in accordance  with its  investment  objective  and  strategies.  However,  pending investment of cash  balances or for other cash  management  purposes,  or if the
Fund's  adviser  believes  that  business,   economic,  political  or  financial
conditions  warrant,  the  Fund  may  invest,  without  limit,  in  cash or cash equivalents,  including:  (1) foreign money market instruments (such as bankers'
acceptances,  certificates of deposit,  commercial paper,  short-term government and corporate obligations, and repurchase agreements); (2) obligations issued or guaranteed  by the U.S.  government  its  agencies  and  instrumentalities;  (3)
certificates of deposit,  bankers'  acceptances,  and  interest-bearing  savings deposits of commercial banks; (4) prime quality commercial paper; (5) repurchase agreements covering any of the securities in which the Fund may invest directly;
(6) money market  instruments;  (7) high quality debt securities  without equity features;  and (8)  subject  to the  limits  of the 1940  Act,  shares  of other investment  companies  that invest in  securities  in which the Fund may invest.
Should  this  occur,  the Fund  will not be  pursuing  and may not  achieve  its investment objective or may miss potential market upswings.

     Money  Market  Instruments.   Money  market  instruments  may  include  the
following types of instruments:

     o    obligations  issued or  guaranteed as to interest and principal by the
          U.S. government, its agencies, or instrumentalities,  or any federally chartered corporation, with remaining maturities of 397 days or less;
     o    obligations  of  sovereign   foreign   governments,   their  agencies,
          instrumentalities   and   political   subdivisions,   with   remaining
          maturities of 397 days or less;
     o    obligations of municipalities and states, their agencies and political subdivisions with remaining maturities of 397 days or less;
     o    asset-backed  commercial  paper  whose own rating or the rating of any guarantor is in one of the two highest categories of any NRSRO;
     o    repurchase agreements;
     o    bank or savings and loan obligations;
     o    commercial paper (including  asset-backed commercial paper), which are short-term  unsecured promissory notes issued by corporations in order to finance their current operations.  It may also be issued by foreign governments,  and states and municipalities.  Generally the commercial paper  or its  guarantor  will be  rated  within  the  top two  rating categories by a NRSRO, or if not rated, is issued and guaranteed as to payment of principal  and  interest by companies  which at the date of investment have a high quality outstanding debt issue;
     o    bank  loan  participation   agreements  representing   obligations  of
          corporations  having a high quality  short-term rating, at the date of investment, and under which the Fund will look to the creditworthiness of the lender bank,  which is obligated to make  payments of principal and  interest  on the  loan,  as  well as to  creditworthiness  of the borrower;
     o    high  quality  short-term  (maturity  in 397 days or  less)  corporate obligations, rated within the top two rating categories by a NRSRO or, if not rated, deemed to be of comparable quality by the adviser;
     o    extendable commercial notes, which differ from traditional  commercial paper because the issuer can extend the maturity of the note up to 397 days with the option to call the note any time  during  the  extension period; and
     o    unrated  short-term  (maturing  in 397 days or less) debt  obligations that are determined by a Fund's adviser to be of comparable quality to the securities described above.

     Securities of  Investment  Companies.  To the extent  permitted by the 1940
Act, the Fund may generally invest up to 10% of its total assets,  calculated at the time of investment, in the securities of other investment companies. No more than 5% of a Fund's  total assets may be invested in the  securities  of any one investment  company nor may it acquire more than 3% of the voting  securities of any other investment  company.  The Fund indirectly will bear its  proportionate share of any management  fees paid by an investment  company in which it invests in addition to the advisory fee paid by the Fund.

     Preferred  Stock.  Preferred  stocks,  like  some  debt  obligations,   are
generally  fixed-income  securities.  Shareholders of preferred  stocks normally have the right to receive  dividends at a fixed rate when and as declared by the issuer's board of directors,  but do not participate in other amounts  available for  distribution by the issuing  corporation.  Dividends on the preferred stock may be cumulative,  and all cumulative  dividends  usually must be paid prior to common  shareholders of common stock receiving any dividends.  Because preferred stock  dividends must be paid before common stock  dividends,  preferred  stocks generally  entail  less risk than common  stocks.  Upon  liquidation,  preferred stocks are entitled to a specified  liquidation  preference,  which is generally the same as the par or  stated  value,  and are  senior in right of  payment  to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore,  do not offer as great a degree of  protection  of capital or assurance  of  continued  income as investments  in  corporate  debt  securities.  Preferred  stocks  are  generally subordinated  in right of payment to all debt  obligations  and creditors of the issuer, and convertible  preferred stocks may be subordinated to other preferred stock of the same issuer.

     Pay-In-Kind Bonds ("PIK Bonds") and Deferred Payment Securities.  PIK bonds pay all or a portion of their interest in the form of debt or equity securities.
Deferred  payment  securities are securities that remain zero coupon  securities until a  predetermined  date,  at which  time the  stated  coupon  rate  becomes effective and interest  becomes payable at regular  intervals.  Deferred payment securities are often sold at substantial discounts from their maturity value.

     PIK bonds and  deferred  payment  securities  tend to be subject to greater price  fluctuations  in response to changes in interest  rates than are ordinary interest-paying debt securities with similar maturities.  PIK bonds and deferred payment securities may be issued by a wide variety of corporate and governmental issuers.  Although  these  instruments  are  generally  not traded on a national securities exchange,  they are widely traded by brokers and dealers and, to such extent,  will  not be  considered  illiquid  for  the  purposes  of  the  Fund's limitation on investments in illiquid securities.

     Loan Participations and Assignments.  The Fund may purchase  participations in  commercial  loans.  Such  indebtedness  may be  secured or  unsecured.  Loan participations typically represent direct participation in a loan to a corporate borrower,  and generally are offered by banks or other financial institutions or lending  syndicates.  The Fund may participate in such syndications,  or can buy part of a loan, becoming a part lender. When purchasing loan participations, the
Fund  assumes the credit risk  associated  with the  corporate  borrower and may assume the credit risk  associated  with an interposed  bank or other  financial intermediary.  The  participation  interests in which the Fund intends to invest may not be rated by any nationally recognized rating service.

     A loan is often  administered  by an agent  bank  acting  as agent  for all holders.  The agent bank  administers the terms of the loan, as specified in the loan  agreement.  In addition,  the agent bank is normally  responsible  for the collection  of principal and interest  payments from the corporate  borrower and the apportionment of these payments to the credit of all institutions  which are parties  to the loan  agreement.  Unless,  under  the terms of the loan or other indebtedness,  the Fund has direct recourse against the corporate borrower,  the
Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

     A financial  institution's  employment as agent bank might be terminated in the event  that it fails to  observe a  requisite  standard  of care or  becomes insolvent.  A successor  agent bank would  generally be appointed to replace the terminated  agent  bank,  and  assets  held by the  agent  bank  under  the loan agreement should remain available to holders of such indebtedness.  However,  if assets held by the agent bank for the benefit of the Fund were  determined to be subject  to the claims of the agent  bank's  general  creditors,  the Fund might incur  certain  costs  and  delays  in  realizing  payment  on a  loan  or  loan participation  and  could  suffer  a  loss  of  principal  and/or  interest.  In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

     Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest.  If the Fund does not receive scheduled interest or principal payments on such  indebtedness,  the  Fund's  share  price and yield  could be  adversely affected.  Loans that are fully secured offer the Fund more  protection  than an unsecured loan in the event of  non-payment of scheduled  interest or principal.
However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's  obligation,  or that the collateral can be liquidated.

     The Fund may invest in loan  participations  with credit quality comparable to that of issuers of its  securities  investments.  Indebtedness  of  companies whose  creditworthiness is poor involves substantially greater risks, and may be highly speculative.  Some companies may never pay off their indebtedness, or may pay only a small  fraction of the amount owed.  Consequently,  when investing in indebtedness of companies with poor credit, the Fund bears a substantial risk of losing the entire amount invested.

     For purposes of the Fund's  concentration  limits,  the Fund generally will treat the corporate  borrower as the "issuer" of indebtedness  held by the Fund.
In the case of loan  participations  where a bank or other  lending  institution serves as a financial  intermediary between the Fund and the corporate borrower, if the  participation  does not  shift to the  Fund the  direct  debtor-creditor relationship with the corporate borrower,  SEC interpretations  require the Fund to treat both the lending bank or other  lending  institution  and the corporate borrower  as  "issuers".  Treating  a  financial  intermediary  as an  issuer of indebtedness  may restrict the Fund's ability to invest in indebtedness  related to a single financial intermediary,  or a group of intermediaries engaged in the same  industry,  even  if the  underlying  borrowers  represent  many  different companies and industries.

     Loans and other types of direct  indebtedness may not be readily marketable and may be  subject  to  restrictions  on resale.  In some  cases,  negotiations
involved  in  disposing  of   indebtedness   may  require   weeks  to  complete.
Consequently,  some  indebtedness  may be difficult or  impossible to dispose of readily at what the Adviser believes to be a fair price. In addition,  valuation of illiquid  indebtedness  involves a greater  degree of judgment in determining the Fund's net asset  value  than if that value were based on  available  market quotations, and could result in significant variations in the Fund's daily share price. At the same time, some loan interests are traded among certain  financial institutions  and accordingly may be deemed liquid.  As the market for different types of indebtedness  develops,  the liquidity of these instruments is expected to improve.  In addition,  the Fund currently intends to treat  indebtedness for which  there is no readily  available  market as  illiquid  for  purposes of the
Fund's limitation on illiquid  investments.  Investments in loan  participations are  considered to be debt  obligations  for purposes of the Trust's  investment restriction relating to the lending of funds or assets by the Fund.

     Investments  in  loans  through  a  direct   assignment  of  the  financial
institution's interests with respect to the loan may involve additional risks to the Fund. For example, if a loan is foreclosed, the Fund could become part owner of any  collateral,  and would bear the costs and  liabilities  associated  with owning and disposing of the  collateral.  In addition,  it is  conceivable  that under emerging legal theories of lender liability, the Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer  securities law protections  against fraud and  misrepresentation.  In the absence of  definitive  regulatory  guidance,  the Fund relies on the  Adviser's research  in an attempt to avoid  situations  where  fraud or  misrepresentation could adversely affect the Fund.

     The Fund may also enter into, or acquire participations in, delayed funding loans and  revolving  credit  facilities.  Delayed  funding  loans and revolving credit facilities are borrowing  arrangements in which the lender agrees to make loans up to a maximum  amount  upon  demand by the  borrower  during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower  repays the loan,  an amount equal to the repayment may be borrowed again during the term of the revolving  credit  facility.  Delayed funding loans and revolving credit  facilities  usually provide for floating or variable rates of interest.  These  commitments  may have the effect of  requiring  the Fund to increase  its  investment  in a company  at a time  when it might not  otherwise decide to do so  (including  at a time when the  company's  financial  condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is  committed to advance  additional  funds,  it will at all times  segregate or
"earmark"  assets,  determined  to be liquid by the Adviser in  accordance  with procedures established by the Board of Trustees, in an amount sufficient to meet such commitments.

     The  Fund  may  invest  in  delayed  funding  loans  and  revolving  credit facilities  with credit quality  comparable to that of issuers of its securities investments.  Delayed  funding  loans and  revolving  credit  facilities  may be subject to restrictions on transfer, and only limited opportunities may exist to resell  such  instruments.  As a  result,  the Fund may be  unable  to sell such investments  at an  opportune  time or may have to resell them at less than fair market value.  The Fund  currently  intends to treat  delayed  funding loans and revolving  credit  facilities for which there is no readily  available market as illiquid  for  purposes  of  the  Fund's  limitation  on  illiquid  investments.
Participation  interests in revolving  credit  facilities will be subject to the limitations  discussed in "Loan Participations and Assignments." Delayed funding loans and revolving credit  facilities are considered to be debt obligations for purposes of the Trust's investment  restriction relating to the lending of funds or assets by a Fund.

     Put Bonds. "Put" bonds are securities  (including  securities with variable interest  rates)  that may be sold back to the  issuer of the  security  at face value at the option of the holder  prior to their  stated  maturity.  The Fund's adviser  intends to purchase only those put bonds for which the put option is an integral part of the security as originally issued. The option to "put" the bond back to the issuer  prior to the stated  final  maturity  can  cushion the price decline of the bond in a rising interest rate environment.  However, the premium paid,  if any,  for an option to put will have the effect of reducing  the yield otherwise payable on the underlying security. For the purpose of determining the
"maturity"  of  securities  purchased  subject to an option to put,  and for the purpose of determining the dollar weighted  average maturity of such securities, the Fund will consider "maturity" to be the first date on which it has the right to demand payment from the issuer.

     Municipal Securities.  Municipal securities include debt obligations issued by governmental  entities to obtain funds for various public  purposes,  such as the  construction  of a wide  range  of  public  facilities,  the  refunding  of outstanding  obligations,  the payment of general  operating  expenses,  and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public  authorities to finance  various privately-operated facilities are deemed to be municipal securities, only if the interest paid thereon is exempt from federal taxes.

     Other types of municipal  securities  include short-term General Obligation
Notes, Tax Anticipation  Notes, Bond Anticipation  Notes,  Revenue  Anticipation
Notes, Project Notes,  Tax-Exempt Commercial Paper,  Construction Loan Notes and
other forms of short-term  tax-exempt  loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond  placements or other  revenues.  In addition,  the Fund may invest in other types of  tax-exempt  instruments,  such as municipal  bonds,  private  activity bonds, and pollution control bonds.

     Project Notes are issued by a state or local housing agency and are sold by the  Department of Housing and Urban  Development.  While the issuing agency has the primary  obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States  through  agreements  with the issuing authority which provide that, if required,  the federal  government will lend the issuer an amount equal to the  principal of and interest on the Project
Notes.

     The two  principal  classifications  of  municipal  securities  consist  of
"general  obligation"  and "revenue"  issues.  The Fund may also acquire  "moral obligation"  issues,  which are normally issued by special purpose  authorities.
There are, of course,  variations in the quality of municipal  securities,  both within a particular  classification and between classifications,  and the yields on  municipal  securities  depend  upon a  variety  of  factors,  including  the financial  condition of the issuer,  general  conditions of the  municipal  bond market,  the size of a particular  offering,  the maturity of the obligation and the rating of the issue.  Ratings  represent  the opinions of an NRSRO as to the quality of municipal securities. It should be emphasized,  however, that ratings are general and are not absolute standards of quality,  and municipal securities with the same  maturity,  interest  rate and rating may have  different  yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield.  Subsequent to purchase,  an issue of municipal securities  may cease to be rated or its rating may be reduced below the minimum rating  required  for  purchase.  The  Adviser  will  consider  such an event in determining whether the Fund should continue to hold the obligation.

     An issuer's  obligations under its municipal  securities are subject to the provisions of  bankruptcy,  insolvency,  and other laws affecting the rights and remedies of creditors,  such as the federal  bankruptcy  code, and laws, if any, which may be enacted by Congress or state  legislatures  extending  the time for payment of principal or interest,  or both, or imposing other  constraints  upon the  enforcement of such  obligations or upon the ability of  municipalities  to levy taxes.  The power or ability of an issuer to meet its  obligations  for the payment  of  interest  on and  principal  of  its  municipal  securities  may be materially adversely affected by litigation or other conditions.

     Private  Activity and Industrial  Development  Bonds.  Private activity and industrial  development  bonds are obligations  issued by or on behalf of public authorities  to raise  money to  finance  various  privately  owned or  operated facilities  for business  and  manufacturing,  housing,  sports,  and  pollution control.  These  bonds  are  also  used to  finance  public  facilities  such as airports,  mass  transit  systems,  ports,  parking,  and sewage and solid waste disposal  facilities,  as well as certain  other  facilities  or  projects.  The payment of the  principal  and  interest  on such bonds is  generally  dependent solely on the ability of the facility's  user to meet its financial  obligations and the pledge,  if any, of real and  personal  property so financed as security for such payment.

     Loans.  The Fund may invest in floating or adjustable  rate loans ("Loans")
made to U.S. and foreign borrowers that are corporations, partnerships, or other business  entities  ("Borrowers").  These  Borrowers  operate  in a  variety  of industries and geographic regions.  The Fund acquires Loans from lenders such as banks, insurance companies,  finance companies,  other investment companies, and private  investment  funds.  The  Loans  are loans  that are  typically  made to business borrowers to finance leveraged  buy-outs,  recapitalizations,  mergers, stock  repurchases,  or internal  growth.  The Loans  generally  are  negotiated between  a  Borrower  and  several  financial  institution  lenders  ("Lenders")
represented by one or more Lenders acting as agent of all the Lenders ("Agent").
The  Agent  is  responsible  for  negotiating  the  loan  agreement  (the  "Loan
Agreement") that establishes the terms and conditions of the Loan and the rights of the  Borrower  and the  Lenders.  The  Fund  may act as one of the  group  of original  Lenders  originating a Loan,  may purchase  assignments of portions of
Loans from third parties and may invest in participations in Loans.

     The Loans have the most senior position in a Borrower's  capital  structure or share the senior  position with other senior debt securities of the Borrower.
This capital structure  position generally gives holders of the Loans a priority claim  on some or all of the  Borrower's  assets  in the  event of  default  and therefore  the  Lenders  will be paid  before  certain  other  creditors  of the
Borrower.  The Loans also have  contractual  terms designed to protect  Lenders.
These  covenants  may  include  mandatory  prepayment  out of excess cash flows, restrictions on dividend payments,  the maintenance of minimum financial ratios, limits on  indebtedness  and other  financial  tests.  Breach of these covenants generally  is an event of default  and, if not waived by the  Lenders,  may give
Lenders  the right to  accelerate  principal  and  interest  payments.  The Fund generally acquires Loans of Borrowers that, among other things, in the Adviser's judgment,  can make timely payments on their Loans and that satisfy other credit standards  established by the Adviser.  The Adviser performs its own independent credit  analysis  of the  Borrower  and the  collateral  securing  each  loan in addition to  utilizing  information  prepared and supplied by the Agent or other
Lenders. The Loans are generally credit rated less than investment grade and may be subject to  restrictions  on resale.  Below  investment  grade  fixed  income securities are securities  rated BB/Ba or lower by Standard & Poor's,  Fitch, or
Moody's or similarly rated by another NRSRO.

     Loans  involve the risk that a Fund will not receive  payment of principal, interest,  and other amounts due in connection  with these  investments and will depend  primarily on the  financial  condition of the  borrower.  Loans that are fully secured offer the Fund more protection than an unsecured loan in the event of  non-payment  of  scheduled  interest  or  principal,  although  there  is no assurance that the  liquidation of collateral  from a secured loan would satisfy the corporate borrower's  obligation,  or that the collateral can be liquidated.
Some loans or claims may be in default at the time of purchase.  As the Fund may be required to rely upon another  lending  institution  to collect and pass onto the Fund  amounts  payable  with  respect to the Loan and to enforce  the Fund's rights under the Loan,  an  insolvency,  bankruptcy,  or  reorganization  of the lending  institution  may delay or prevent the Fund from receiving such amounts.
The highly  leveraged  nature of many such Loans may make such loans  especially vulnerable to adverse changes in economic or market conditions.

     Structured Securities. A structured investment is a security whose value or performance  is linked to an underlying  index or other security or asset class.
Structured  investments  involve the transfer of specified financial assets to a special  purpose  entity,  generally a corporation  or trust,  or the deposit of financial assets with a custodian;  and the issuance of securities or depository receipts backed by, or representing interests in those assets.

     Some structured  investments are individually  negotiated agreements or are traded over-the-counter. Structured investments may be organized and operated to restructure the investment  characteristics of the underlying security. The cash flow on the underlying  instruments  may be  apportioned  among the newly issued
structured   securities  to  create   securities   with   different   investment
characteristics,  such as varying  maturities,  payment  priorities and interest rate provisions, and the extent of such payments made with respect to structured securities  is  dependent  on the  extent  of the  cash  flow on the  underlying instruments.  Investments in structured  securities generally involve a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class.  Subordinated  structured securities typically have
higher  yields  and  present  greater  risks  than   unsubordinated   structured
securities.  Structured  securities  are  also  subject  to  such  risks  as the inability or unwillingness of the issuers of the underlying  securities to repay principal and interest, and requests by the issuers of the underlying securities to reschedule or  restructure  outstanding  debt and to extend  additional  loan amounts.

     Inverse  Floating  Rate  Instruments.  The Fund may also  invest in inverse floating rate debt  instruments  ("inverse  floaters").  The interest rate on an inverse  floater  resets  in the  opposite  direction  from the  market  rate of interest  to which the  inverse  floater is indexed.  An inverse  floating  rate security may exhibit  greater price  volatility  than a fixed rate obligation of similar credit  quality.

     A floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest.  The higher  degree of leverage  inherent in some  floaters is associated with greater volatility in their market values.

     With respect to  purchasable  variable and floating rate  instruments,  the
Adviser will consider the earning power,  cash flows and liquidity ratios of the issuers and guarantors of such  instruments  and, if the instruments are subject to a demand  feature,  will monitor  their  financial  status to meet payment on demand.  Such  instruments may include  variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. The absence of an active secondary market with respect to  particular  variable and  floating  rate  instruments  could make it difficult  for the Fund to dispose of a variable  or  floating  rate note if the issuer  defaulted on its payment  obligation or during  periods that the Fund is not entitled to exercise  its demand  rights,  and the Fund could,  for these or other reasons,  suffer a loss with respect to such  instruments.  In determining average-weighted  portfolio  maturity,  an  instrument  will be deemed to have a maturity  equal to either  the period  remaining  until the next  interest  rate adjustment  or the time the Fund  involved  can recover  payment of principal as specified in the instrument, depending on the type of instrument involved.

Impact of Large Redemptions and Purchases of Fund Shares

     From time to time,  shareholders of the Fund (which may include  affiliated and/or  non-affiliated  registered investment companies that invest in the Fund)
may make  relatively  large  redemptions  or  purchases  of Fund  shares.  These transactions may cause the Fund to have to sell securities or invest  additional cash, as the case may be. While it is  impossible to predict the overall  impact of these  transactions  over time,  there could be adverse effects on the Fund's performance  to the extent that the Fund may be required to sell  securities  or invest cash at times when it would not otherwise do so. These transactions could also  accelerate  the  realization  of  taxable  income  if sales of  securities resulted in capital  gains or other income and could also  increase  transaction costs, which may impact the Fund's expense ratio.

Portfolio Turnover

     The  portfolio  turnover  rate for the Fund is  calculated  by dividing the lesser  of  purchases  and  sales of  portfolio  securities  for the year by the monthly average value of the portfolio  securities,  excluding  securities whose maturities at the time of purchase were one year or less. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs, on the sale of  securities,  as well as on the  investment  of the  proceeds  in  other securities.  The greater the  portfolio  turnover,  the greater the  transaction costs to the Fund,  which could have an adverse  effect on the Fund's total rate of return. In addition,  if the Fund has a high portfolio  turnover rate, it may be more likely than a low-turnover  fund to generate  capital gains that must be distributed to shareholders as taxable income.

                             INVESTMENT RESTRICTIONS

     The following are  fundamental  investment  restrictions  of the Fund which cannot be changed without the vote of the majority of the outstanding  shares of the Fund. The vote of the majority of the  outstanding  shares means the vote of
(A) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (B) a majority of the outstanding voting securities, whichever is less.

The Fund:

     o    May not purchase securities of any one issuer,  other than obligations
          issued  or  guaranteed  by  the  U.S.  government,   its  agencies  or
          instrumentalities,  if, immediately after such purchase,  more than 5%
          of the Fund's  total  assets  would be  invested in such issuer or the
          Fund would hold more than 10% of the outstanding  voting securities of the issuer,  except that 25% or less of the Fund's total assets may be invested without regard to such limitations.  There is no limit to the percentage  of assets  that may be invested  in U.S.  Treasury  bills,
          notes,  or  other  obligations   issued  or  guaranteed  by  the  U.S.
          government, its agencies or instrumentalities.

     o    May not borrow money or issue senior securities,  except that the Fund may sell securities short,  enter into reverse  repurchase  agreements and may otherwise  borrow money and issue senior  securities as and to
          the  extent   permitted  by  the  1940  Act  or  any  rule,  order  or
          interpretation thereunder.

     o    May not act as an underwriter of another issuer's  securities,  except to the extent  that the Fund may be deemed an  underwriter  within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.

     o    May not purchase or sell commodities or commodities contracts,  except to the extent disclosed in the current Prospectus or SAI of the Fund.

     o    May not purchase the securities of any issuer if, as a result,  25% or more  (taken at current  value) of the Fund's  total  assets  would be invested in the  securities of issuers,  the  principal  activities of which  are in the same  industry.  This  limitation  does not apply to
          securities   issued  by  the  U.S.   government  or  its  agencies  or
          instrumentalities  or securities of other  investment  companies.  The following industries, among others, are considered separate industries for purposes of this  investment  restriction:  electric,  natural gas distribution, natural gas pipeline, combined electric and natural gas,
          and  telephone  utilities,   captive  borrowing  conduit,   commercial
          mortgage,  residential mortgage,  equipment finance,  premium finance, leasing finance, consumer finance and other finance.

     o    May not lend any security or make any other loan, except that the Fund may in accordance with its investment  objective and policies (i) lend portfolio securities,  (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and subparticipations,  assignments, and structured securities, (iii) make
          loans  secured  by  mortgages  on  real  property,   (iv)  enter  into
          repurchase  agreements,  and (v) make  time  deposits  with  financial
          institutions   and   invest  in   instruments   issued  by   financial
          institutions,  and enter into any other lending  arrangement as and to
          the  extent   permitted  by  the  1940  Act  or  any  rule,  order  or
          interpretation thereunder.

     o    May not  purchase  or sell real  estate,  except that the Fund may (i)
          acquire real estate through ownership of securities or instruments and
          sell  any  real  estate  acquired  thereby,   (ii)  purchase  or  sell
          instruments secured by real estate (including interests therein),  and
          (iii)  purchase or sell  securities  issued by entities or  investment vehicles  that  own  or  deal  in  real  estate  (including  interests therein).

The Following are the  Non-Fundamental  Operating Policies of the Fund Which May
Be Changed by the Board of Trustees of the Trust Without Shareholder Approval:

As a matter of non-fundamental policy, the Fund currently does not intend to:

     o    borrow money in an amount  greater than 5% of its total assets  except
          (i) for  temporary  or  emergency  purposes  and (ii) by  engaging  in reverse repurchase  agreements,  dollar rolls, or other investments or transactions  described in the Fund's registration statement which may be deemed to be borrowings;

     o    purchase  securities  on margin or make short sales,  except (i) short sales against the box, (ii) in connection with arbitrage transactions,
          (iii) for  margin  deposits  in  connection  with  futures  contracts, options or other  permitted  investments,  (iv) that  transactions  in futures  contracts  and  options  shall not be  deemed  to  constitute selling  securities  short,  and (v) that the  Fund  may  obtain  such short-term credits as may be necessary for the clearance of securities transactions;

     o    purchase  options,  unless  the  aggregate  premiums  paid on all such options  held by the Fund at any time do not  exceed  20% of its total assets;  or sell put options,  if as a result,  the aggregate value of the  obligations  underlying  such put options would exceed 50% of its total assets;

     o    enter into  futures  contracts  or  purchase  options  thereon  unless immediately  after the purchase,  the value of the  aggregate  initial margin with respect to such futures  contracts  entered into on behalf of the  Fund  and the  premiums  paid  for  such  options  on  futures contracts  does not exceed 5% of the fair  market  value of the Fund's total  assets;  provided  that  in  the  case  of an  option  that  is in-the-money at the time of purchase,  the in-the-money  amount may be excluded in computing the 5% limit;

     o    purchase warrants if as a result, such securities,  taken at the lower of cost or market value,  would represent more than 5% of the value of the Fund's total assets (for this purpose,  warrants acquired in units or attached to securities will be deemed to have no value);

     o    lend  portfolio  securities  in an amount  greater than 33 1/3% of its total assets; or

     o    acquire  securities of  registered  open-end  investment  companies or registered unit investment trusts in reliance on Sections  12(d)(1)(F)
          or 12(d)(1)(G) of the 1940 Act.

     The Fund  will  not  purchase  illiquid  securities,  including  repurchase agreements maturing in more than seven days, if, as a result thereof,  more than
15% of the Fund's net assets,  valued at the time of the  transaction,  would be invested in such securities.

     If any percentage  restriction or requirement  described above is satisfied at the time of  investment,  a later  increase or  decrease  in such  percentage resulting  from a change in net asset value will not  constitute  a violation of such restriction or requirement.  However, should a change in net asset value or other  external  events  cause the Fund's  investments  in  illiquid  securities including  repurchase  agreements  with  maturities  in excess of seven days, to exceed  the  limit  set  forth  above  for the  Fund's  investment  in  illiquid securities,  the Fund will act to cause the aggregate  amount of such securities to come  within  such limit as soon as  reasonably  practicable.  In such event, however,  the Fund would not be required to liquidate any  portfolio  securities where the Fund would suffer a loss on the sale of such securities.

Internal Revenue Code Restrictions

     In  addition  to the  investment  restrictions  above,  the  Fund  must  be diversified  according to Internal Revenue Code requirements.  Specifically,  at each tax quarter end, the Fund's  holdings  must be  diversified  so that (a) at least 50% of the market value of its total assets is represented  by cash,  cash items (including receivables),  U.S. government securities,  securities of other
U.S. regulated investment  companies,  and other securities,  limited so that no one issuer has a value  greater  than 5% of the value of the Fund's total assets and that the Fund holds no more than 10% of the outstanding voting securities of such  issuer,  and (b) not more  than 25% of the value of the  Fund's  assets is invested in the  securities  (other than those of the U.S.  government  or other
U.S. regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same,  similar,  or related trades or businesses or the securities of one or more qualified  publicly traded partnerships.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

     The  Board of  Trustees  of the Trust  has  adopted  a policy on  selective disclosure of portfolio  holdings in accordance  with  regulations  that seek to ensure that disclosure of information about portfolio  securities is in the best interest of Fund shareholders and to address the conflicts between the interests of Fund  shareholders  and its  service  providers.  The  policy  provides  that divulging  non-public  portfolio  holdings  information  to selected  parties is permissible only when the Fund has legitimate business purposes for doing so and the recipients are subject to a duty of confidentiality, including a duty not to trade on the non-public  information.  In addition, the disclosure of the Fund's portfolio  securities  is  permitted  only  where  it  is  consistent  with  the anti-fraud  provisions  of the  federal  securities  laws and the Trust's or its investment  adviser's fiduciary duties. The Trust, its investment adviser or any employee thereof (a "Fund Representative") may not disclose the Fund's portfolio holdings information to any person other than in accordance with the policy. For purposes of the policy, "portfolio holdings information" means the Fund's actual portfolio  holdings,  as  well  as  non-public  information  about  its  trading strategies or pending  transactions.  Neither the Fund nor a Fund Representative may solicit or accept any compensation or other consideration in connection with the disclosure of portfolio  holdings  information.  A Fund  Representative  may provide portfolio holdings  information to third parties if such information has been included in the Fund's  public  filings with the SEC or is disclosed on the
Fund's publicly accessible  website.  The parties receiving such information may
include   ratings   agencies,   individual  or   institutional   investors,   or
intermediaries that sell shares of the Fund.

     The Fund posts onto the  Trust's  internet  site  substantially  all of its securities  holdings  and its top ten  portfolio  holdings as of the end of each month. Such portfolio holdings  information becomes available no earlier than 15 calendar days after the end of the previous  month.  The Fund also discloses its complete portfolio holdings information to the SEC using Form N-Q within 60 days of the end of the first and third  quarter ends of the Fund's fiscal year and on
Form N-CSR on the second and fourth quarter ends of the Fund's fiscal year. Form
N-Q is not required to be mailed to shareholders, but is made public through the
SEC's  electronic  filings.   Shareholders  receive  either  complete  portfolio
holdings  information or summaries of Fund portfolio  holdings with their annual and semi-annual reports.

     If a Fund Representative  seeks to disclose portfolio holdings  information that is not publicly available to specific  recipients pursuant to circumstances not specifically  addressed by the policy, the Fund  Representative  must obtain approval from the Trust's  Chief  Compliance  Officer prior to such  disclosure.
Exceptions to the portfolio  holdings release policy described above can only be authorized by the Trust's Chief Compliance Officer and will be made only when:

     o    The Fund has a legitimate  business  purpose for  releasing  portfolio holdings  information in advance of release to all shareholders or the general public; and
     o    The recipient of the information  provides written assurances that the non-public portfolio holdings information will remain confidential and that persons with access to the  information  will be prohibited  from trading based on the information.

     Eligible  third  parties  to whom  portfolio  holdings  information  may be released in advance of general  release  include  service  providers such as the
Fund's  investment  adviser,  independent  registered  public  accounting  firm, custodian,  legal  counsel,  financial  printer  and proxy  voting  service.  In addition,  non-public  portfolio holdings  information may be provided to mutual fund rating or ranking  services  prior to such  information  becoming  publicly available  so  long as (i)  such  disclosure  is  subject  to a  confidentiality agreement  and  trading  restrictions  or (ii) the  entity  to  which  portfolio holdings information will be provided (a) has adopted policies and/or procedures that seek to ensure that such information will remain  confidential and restrict the entity and its employees  from trading on the  information  and (b) prior to disclosure,  the Trust's Chief Compliance  Officer receives in writing a copy of such policies and/or procedures and determines they are acceptable.

     The  Trust's  Chief  Compliance   Officer  conducts   periodic  reviews  of
compliance  with the  policy  and  provides  annually  a report  to the Board of
Trustees  regarding the operation of the policy,  exceptions and waivers granted under  the  policy  and any  material  changes  recommended  as a result of such
review.  Additionally,   the  Trust's  Chief  Compliance  Officer  will  provide
quarterly reports to the Board of Trustees listing persons or entities with whom the Trust or its investment adviser has entered into Confidentiality  Agreements during the quarter. The policy also provides that in the event of a violation of the policy,  the Board will receive a report at its next quarterly meeting about any disclosures  that were made concerning the Trust's  portfolio  holding which will describe to whom and under what circumstances such disclosure was made.

BOARD OF TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------------------------------------------------

TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE TRUST
--------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS, AND YEAR OF     POSITION(S) HELD     PRINCIPAL OCCUPATION    NUMBER OF PORTFOLIOS    OTHER DIRECTORSHIPS
           BIRTH             WITH FUND AND LENGTH    DURING PAST 5 YEARS      IN FUND COMPLEX*       HELD BY TRUSTEE**
                                OF TIME SERVED                              OVERSEEN BY TRUSTEE-
---------------------------- ---------------------- ---------------------- ----------------------- -----------------------
P. Gerald Malone *** Year    Trustee since          Mr. Malone has been              31            Aberdeen Asia-Pacific
of Birth: 1950               December 2007          a solicitor for more                           Income Fund, Inc.
                                                    than five years. He                            (Chairman of the
                             Chairman of the Board  has served as a                                Board), Aberdeen
                                                    Minister of State in                           Global Income Fund
                                                    the United Kingdom                             (Chairman of the
                                                    Government. Mr.                                Board) and Aberdeen
                                                    Malone currently                               Australia Equity
                                                    serves as                                      Fund, Inc.
                                                    Independent Chairman
                                                    of two London
                                                    AIM-listed companies
                                                    (healthcare and
                                                    software) and a
                                                    privately owned
                                                    pharmaceutical
                                                    company. He also
                                                    currently serves as
                                                    a director of
                                                    European Growth &
                                                    Income Trust PLC.
---------------------------- ---------------------- ---------------------- ----------------------- -----------------------
Richard H. McCoy*** Year     Trustee since          Prior to retiring in             28
of Birth: 1942               December 2007          2003, Mr. McCoy was
                                                    Vice-Chairman,
                                                    Investment Banking,
                                                    at TD Securities
                                                    Inc. Prior to
                                                    joining TD
                                                    Securities Inc. in
                                                    May 1997, he was
                                                    Deputy Chairman of
                                                    CIBC Wood Gundy
                                                    Securities.
---------------------------- ---------------------- ---------------------- ----------------------- -----------------------
Peter D. Sacks***            Trustee since          Mr. Sacks has been               31            Director of Aberdeen
Year of Birth: 1945          December 2007          Managing Partner of                            Asia-Pacific Income
                                                    Toron Capital                                  Fund, Inc., Aberdeen
                                                    Markets (investment                            Australia Equity
                                                    management) since                              Fund, Inc. and
                                                    1988.                                          Aberdeen Global
                                                                                                   Income.
---------------------------- ---------------------- ---------------------- ----------------------- -----------------------
John T. Sheehy***            Trustee since          Mr. Sheehy has been              31            Director of Aberdeen
Year of Birth: 1942          December 2007          Senior Managing                                Asia-Pacific Income
                                                    Director of B.V.                               Fund, Inc., Aberdeen
                                                    Murray and Company                             Australia Equity
                                                    (investment banking)                           Fund, Inc. and
                                                    since 2001, and                                Aberdeen Global
                                                    Managing Member of                             Income Fund.
                                                    The Value Group LLC
                                                    (venture capital)
                                                    since 1997.
---------------------------- ---------------------- ---------------------- ----------------------- -----------------------
Warren C. Smith***           Trustee since          Mr. Smith has been               28
Year of Birth: 1955          December 2007          Managing Editor of
                                                    BCA Publications
                                                    (financial
                                                    publications) since
                                                    1982.
---------------------------- ---------------------- ---------------------- ----------------------- -----------------------
Jack Solan***                Trustee since          Mr. Solan was Senior             28
Year of Birth: 1939          December 2007          Vice President and
                                                    President of
                                                    Strategic
                                                    Development at The
                                                    Phoenix Companies,
                                                    Inc. ("Phoenix") and
                                                    Chairman of Phoenix
                                                    Charter Oak Trust
                                                    Company from 1998
                                                    until 2004.
---------------------------- ---------------------- ---------------------- ----------------------- -----------------------

--------------------------------------------------------------------------------------------------------------------------
TRUSTEES WHO ARE INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE TRUST
--------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS, AND YEAR OF     POSITION(S) HELD     PRINCIPAL OCCUPATION   NUMBER OF PORTFOLIOS     OTHER DIRECTORSHIPS
           BIRTH                WITH FUND AND       DURING PAST 5 YEARS      IN FUND COMPLEX*        HELD BY TRUSTEE**
                                LENGTH OF TIME                              OVERSEEN BY TRUSTEE
                                    SERVED
---------------------------- --------------------- ----------------------- ---------------------- ------------------------
Gary Bartlett***             Trustee since         Chief Executive                  28
                             September 2007        Officer (2006 -
Year of Birth: 1959                                present) and Director
                                                   (2005 - present),
                                                   Head of US Fixed
                                                   Income (2006 - 2007),
                                                   Aberdeen Asset
                                                   Management Inc.;
                                                   Global Head of Fixed
                                                   Income (2007 -
                                                   present), Aberdeen
                                                   Asset Management
                                                   PLC.  Portfolio
                                                   manager (1992 -
                                                   2005), Deutsche Asset
                                                   Management. Vice
                                                   President (March 2008
                                                   - present), Aberdeen
                                                   Asia-Pacific Income
                                                   Fund, Inc. and
                                                   Aberdeen Global Fixed
                                                   Income Fund, Inc.
---------------------------- --------------------- ----------------------- ---------------------- ------------------------
Martin Gilbert***            Trustee since         Chief Executive                  30            Director of Aberdeen
                             December 2007         Officer (1983 -                                Asia-Pacific Income
Year of Birth: 1959                                present), Aberdeen                             Fund, Inc. and
                                                   Asset Management                               Aberdeen Global Income
                                                   PLC.  Director and                             Fund, Inc.
                                                   Chairman (1995 -
                                                   present), Aberdeen
                                                   Asset Management
                                                   Inc.  Vice President
                                                   (March 2008 -
                                                   present), President
                                                   (2004 - 2008),
                                                   Aberdeen Australia
                                                   Equity Fund, Inc.,
                                                   Aberdeen Asia-Pacific
                                                   Income Fund, Inc. and
                                                   Aberdeen Global Fixed
                                                   Income Fund, Inc.
                                                   Director (1991 -
                                                   present), Aberdeen
                                                   Asset Management Asia
                                                   Limited. Director
                                                   (2000 - present),
                                                   Aberdeen Asset
                                                   Management
                                                   Limited.  Mr. Gilbert
                                                   also serves as
                                                   officer and/or
                                                   director of various
                                                   subsidiaries of
                                                   Aberdeen Asset
                                                   Management PLC.
---------------------------- --------------------- ----------------------- ---------------------- ------------------------

*    The Aberdeen Fund Complex consists of the Trust which currently consists of 28 portfolios, Aberdeen
     Asia-Pacific Income Fund, Inc., Aberdeen Australia Equity Fund, Inc. and Aberdeen Global Income Fund, Inc.

**   Directorships held in (1) any other investment companies registered under the 1940 act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended
     (the "Exchange Act") or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

***  Each Trustee may be contacted by writing to the Trustee c/o Aberdeen Asset Management Inc., 1735 Market
     Street, 37th Floor, Philadelphia, Pa  19103, Attn: Lucia Sitar.

--------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE TRUST
--------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS, AND YEAR OF     POSITION(S) HELD                   PRINCIPAL OCCUPATION DURING PAST 5 YEARS
           BIRTH             WITH FUND AND LENGTH
                                OF TIME SERVED
---------------------------- ---------------------- ----------------------------------------------------------------------
Vincent J. Esposito          President and Chief    Currently, Head of North American Mutual Funds for Aberdeen Asset
                             Executive Officer      Management Inc.  Previously, Managing Director, Deutsche Asset
Aberdeen Asset Management                           Management (2003-2007); President and Principal Executive Officer of
Inc.                                                The DWS Scudder Family of Funds, President and Chief Executive
5 Tower Bridge                                      Officer of The Central Europe and Russia Fund, Inc., The European
300 Barr Harbor Drive,                              Equity Fund, Inc., The New Germany Fund, Inc. (2003-2005)
Suite 300                                           (registered investment companies); Vice Chairman and Director of The
West Conshohocken, PA 19428                         Brazil Fund, Inc., The Korea Fund and The Global Commodities Stock
                                                    Fund (2004-2005) (registered investment companies); formerly,
Year of Birth: 1956                                 Managing Director, Putnam Investments (1991-2002).
---------------------------- ---------------------- ----------------------------------------------------------------------
Megan Kennedy                Treasurer, Chief       Currently, Treasurer & CFO Collective Funds/North American Mutual
                             Financial Officer,     Funds for Aberdeen Asset Management Inc.  Ms. Kennedy joined
Aberdeen Asset Management    and Principal          Aberdeen Asset Management Inc. in 2005 as a Senior Fund
Inc.                         Accounting Officer     Administrator.  Ms. Kennedy was promoted to Assistant Treasurer
5 Tower Bridge               (since July 2008)      Collective Funds/North American Mutual Funds in February 2008 and
300 Barr Harbor Drive,                              promoted to Treasurer Collective Funds/North American Mutual Funds
Suite 300                                           in July 2008.  Prior to joining Aberdeen Asset Management Inc., Ms.
West Conshohocken, PA 19428                         Kennedy was a Private Equity Manager with PFPC (2002-2005).  Ms.
                                                    Kennedy received a Masters in Business Administration in Venture
Year of Birth: 1974                                 Capital and Entrepreneurial Studies from Pennsylvania State
                                                    University and graduated with a Bachelor of Science in Accounting and Finance from Villanova University.  She is a Certified Public
                                                    Accountant in the State of Pennsylvania, member of the American
                                                    Institute of Public Accountants and Pennsylvania Institute of
                                                    Certified Public Accountants, and holds a Series 7 license.
---------------------------- ---------------------- ----------------------------------------------------------------------
Jennifer Nichols             Vice President         Currently Head of Legal and Compliance US, Vice President and
                                                    Secretary for Aberdeen Asset Management Inc.  Ms. Nichols joined
Aberdeen Asset Management                           Aberdeen Asset Management Inc. in October 2006.  Prior to that, Ms.
Inc.                                                Nichols was an associate attorney in the Financial Services Group of
1735 Market Street                                  Pepper Hamilton LLP (law firm) (2003 - 2006).  Ms. Nichols graduated
37th Floor                                          in 2003 with a J.D. from the University of Virginia School of Law.
Philadelphia, PA 19103                              She received a Bachelor of Arts degree from Harvard University in
                                                    2000.
Year of Birth: 1978
---------------------------- ---------------------- ----------------------------------------------------------------------
Shahreza Yusof               Vice President         Currently, Head of U.S. Equities for Aberdeen Asset Management Inc.
                                                    Mr. Yusof was recruited by an affiliate of Aberdeen Asset Management
Aberdeen Asset Management                           Inc. in 1994 in Singapore.  Over the years has worked on Aberdeen
Inc.                                                Asia equities team and became investment director for Japan.  Later
5 Tower Bridge                                      Mr. Yusof moved to Aberdeen's Emerging Markets division in London.
300 Barr Harbor Drive,                              Mr. Yusof has been based out of the Aberdeen operations in the
Suite 300                                           United States since 2006.  Mr. Yusof has a BS Finance & Economics
West Conshohocken, PA 19428                         from New York University.

Year of Birth: 1972
---------------------------- ---------------------- ----------------------------------------------------------------------
William Baltrus              Vice President         Currently, Director of U.S. Fund Services, U.S. Mutual Funds for
                                                    Aberdeen Asset Management Inc.  Prior to joining Aberdeen Asset
Aberdeen Asset Management                           Management Inc. in November 2007, he was Vice President of
Inc.                                                Administration for Nationwide Funds Group from 2000-2007.  From 1990
5 Tower Bridge                                      to 2000, Mr. Baltrus served as Client Services Officer and
300 Barr Harbor Drive,                              Relationship manager for 7 mutual fund complexes at PFPC, Inc.  Mr.
Suite 300                                           Baltrus graduated in 1990 with a Bachelor of Science in Economics
West Conshohocken, PA 19428                         from The Pennsylvania State University and holds the series 6, 63 and 24 securities licenses.
Year of Birth: 1967
---------------------------- ---------------------- ----------------------------------------------------------------------
Lucia Sitar                  Secretary              Currently, U.S. Counsel for Aberdeen Asset Management Inc.  Ms.
                                                    Sitar joined Aberdeen Asset Management Inc. in July 2007.  Prior to
Aberdeen Asset Management                           that, Ms. Sitar was an associate attorney in the Investment
Inc.                                                Management Group of Stradley Ronon Stevens & Young LLP (law firm)
1735 Market Street                                  (2000 - 2007).  Ms. Sitar graduated in 2000 with a J.D. from The
37th Floor                                          Dickinson School of Law of the Pennsylvania State University.  She
Philadelphia, PA 19103                              received a Bachelor of Arts degree from Rosemont College in 1996.

Year of Birth:  1971
---------------------------- ---------------------- ----------------------------------------------------------------------
Vincent McDevitt             Chief Compliance       Mr. McDevitt joined the Adviser in January 2008. He has ten years
                             Officer (since June    experience in the investment securities industry.  Formerly with ING
Aberdeen Asset Management    2008)                  Clarion Real Estate Securities LP, Turner Investment Partners, Inc.,
Inc.                                                and the Vanguard Group.  Mr. McDevitt graduated with a BA from
5 Tower Bridge                                      Villanova University in 1989 and with a JD from Villanova Law School
300 Barr Harbor Drive,                              in 1995.
Suite 300
West Conshohocken, PA 19428

Year of Birth:  1966
---------------------------- ---------------------- ----------------------------------------------------------------------

Responsibilities of The Board Of Trustees

     The  business and affairs of the Trust are managed  under the  direction of its  Board of  Trustees  subject  to the laws of the state of  Delaware  and the
Trust's Amended and Restated  Agreement and  Declaration of Trust.  The Board of
Trustees sets and reviews  policies  regarding  the operation of the Trust,  and directs the officers to perform the daily functions of the Trust.

                          BOARD OF TRUSTEES COMMITTEES

     The Board of Trustees has three standing committees:  Audit, Nominating and
Fund Governance, and Valuation Committees.

     The Audit  Committee is comprised of Messrs.  Sacks,  Smith and Solan.  Mr.
Solan  serves as Chair of the  Audit  Committee  as well as the Audit  Committee
Financial  Expert.  The  purposes of the Audit  Committee  are to: (a)  annually select,  retain or terminate the Trust's  independent auditor and, in connection therewith,  to evaluate the terms of the engagement and the  qualifications  and independence of the  independent  auditor;  (b) review in advance,  and consider approval of, any and all proposals by management or the investment  adviser that
the  Trust,   investment  adviser  or  their  affiliated  persons,   employ  the
independent auditor to render permissible non-audit services to the Trust and to consider  whether such services are consistent  with the  independent  auditor's independence;  (c)  meet  annually  with  the  Trust's  independent  auditor  as necessary  to  consider,  among other  things,  (i) the Trust's  annual  audited financial statements and semi-annual financial  statements,  (ii) any matters of concern relating to the Trust's financial  statements;  (iii) the performance of the independent auditor;  and (iv) the independent  auditor's comments regarding the Trust's financial policies,  procedures and internal accounting controls and management's  responses thereto; (d) review and discuss policies with respect to risk assessment and risk management; (e) review annually with management and the
independent   auditors   their   separate   evaluations   of  the  adequacy  and
effectiveness of the Trust's system of internal controls; (f) develop, establish and periodically  review procedures for the receipt,  retention and treatment of complaints received by the Trust from any source regarding accounting,  internal
accounting   controls,   or  auditing  matters;   (g)  review  and  resolve  any
disagreements   between  management  and  the  independent   auditors  regarding
financial   reporting;   and  (h)   investigate   improprieties   or   suspected
improprieties  in Trust  operations  and other  matters  within the scope of its duties,  as they are  presented to the  Committee or brought to the attention of the  Committee.  The  function  of  the  Audit  Committee  is  oversight;  it is management's  responsibility to maintain  appropriate systems for accounting and internal control, and the independent auditors' responsibility to plan and carry out a proper audit. The independent  auditors are ultimately  accountable to the
Board and the Audit Committee,  as representatives of the Trust's  shareholders.
Each of the members  have a working  knowledge of basic  finance and  accounting matters and are not interested persons of the Trust, as defined in the 1940 Act.

     The Nominating and Fund Governance  Committee  ("Nominating  Committee") is
comprised of Messrs. Malone, McCoy and Sheehy. Mr. Malone serves as Chair of the
Nominating  Committee.  The  Nominating  Committee has the following  powers and responsibilities:  (1) selection  and  nomination of all persons for election or appointment  as Trustees of the Trust  (provided  that nominees for  independent
Trustee are  recommended  for  selection  and  approval by all of the  incumbent independent  Trustees  then serving on the Board);  (2)  periodic  review of the composition  of the Board to  determine  whether  it may be  appropriate  to add individuals  with  different  backgrounds  or skills  from those  already on the
Board; (3) implementing an annual evaluation of the performance of the Board and its committees;  (4) periodic review of the compensation  paid to the Board; (5)
periodic  review  of  Board   governance   procedures   (including  the  Board's
effectiveness,  Trustee retirement, Trustee investment in the Funds, the role of the independent  trustees and committees and the relationship  between the Board and  management).  The  Nominating  Committee  reports  to the full  Board  with recommendations of any appropriate changes to the Board.

     The   Nominating   Committee   will  consider   nominees   recommended   by
shareholders.  When considering whether to add additional or substitute Trustees to the Board of  Trustees  of the Trust,  the  Trustees  take into  account  any proposals for candidates that are properly  submitted to the Trust's  Secretary.
Shareholders  wishing  to  present  one  or  more  candidates  for  Trustee  for consideration  may do so by submitting a signed  written  request to the Trust's
Secretary at attn:  Secretary,  Aberdeen Funds, 5 Tower Bridge,  300 Barr Harbor
Drive,  Suite 300, West  Conshohocken,  Pennsylvania  19428,  which includes the following  information:  (i) name and address of shareholder and, if applicable, name of broker or record  holder;  (ii)  number of shares  owned;  (iii) name of
Fund(s) in which  shares are  owned;  (iv)  whether  the  proposed  candidate(s)
consent to being  identified in any proxy statement  utilized in connection with the  election  of  Trustees;  (v) the name  and  background  information  of the proposed  candidates and (vi) a representation  that the candidate or candidates are  willing to  provide  additional  information  about  themselves,  including assurances as to their independence.

     The Valuation Committee is comprised of Messrs. Sheehy, Bartlett and Solan.
Mr.  Sheehy  serves as Chair of the  Valuation  Committee.  The  purpose  of the
Valuation  Committee  is to oversee  the  implementation  and  operation  of the
Trust's  Valuation and  Liquidity  Procedures.  The Valuation  Committee has the
following powers and responsibilities, among others, to: (a) review periodically the actions taken by the investment  adviser's pricing  committee  including its determination regarding the fair value of securities for which market quotations are not  readily  available,  not readily  determinable  or  unreliable  and the methodology  for  fair  valuing  portfolio  securities;  (b)  recommend  pricing services  to the  Board and  periodically  review  the  performance  of  pricing services;  and (c) review  pricing  errors and the Trust's Net Asset Value Error
Correction Policy and recommend corrective action if necessary and appropriate.

     The  Trust  commenced  operation  on June 23,  2008 and,  as a result,  the
Committees did not hold meetings in the prior fiscal year.

Ownership of Shares of the Trust

     The Trust  commenced  operation  on June 23,  2008 and prior to the date of this Statement of Additional  Information the Fund had not commenced operations.
Therefore,  Trustees  and  Officers  of the Trust did not hold any  shares as of
December 31, 2007.

Compensation of Trustees

     The Trustees will receive an annual board retainer,  fees and reimbursement for any reasonable expenses of attending board meetings from the Trust. Aberdeen
Asset  Management  Inc.  ("Aberdeen" or the "Adviser")  reimburses the Trust for fees and expenses paid to Trustees who are  interested  persons of the Trust and who are employees of the Adviser or its affiliates. The Compensation Table below sets  forth  the  total  compensation  that  the  Trust  expects  to pay to each
Independent  Trustee,  before  reimbursement  of expenses,  during a full fiscal year.

-------------------------------------------------------------------------------------------------------------------------
TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE TRUST
-------------------------------------------------------------------------------------------------------------------------
            (1)                     (2)                   (3)                     (4)                     (5)
---------------------------- ------------------- ----------------------- ---------------------- -------------------------
      Name of Trustee            Estimated         Pension Retirement      Estimated Annual         Estimated Total
                                 Aggregate        Benefits Accrued as        Benefits Upon       Compensation from the
                             Compensation from   Part of Trust Expenses       Retirement             Fund Complex*
                                 the Trust
---------------------------- ------------------- ----------------------- ---------------------- -------------------------
P. Gerald Malone             $37,000             None                    None                   $174,000
---------------------------- ------------------- ----------------------- ---------------------- -------------------------
Richard H. McCoy             $27,000             None                    None                   $52,000
---------------------------- ------------------- ----------------------- ---------------------- -------------------------
Peter D. Sacks               $27,000             None                    None                   $135,000
---------------------------- ------------------- ----------------------- ---------------------- -------------------------
John T. Sheehy               $27,000             None                    None                   $150,000
---------------------------- ------------------- ----------------------- ---------------------- -------------------------
Warren C. Smith              $27,000             None                    None                   $52,000
---------------------------- ------------------- ----------------------- ---------------------- -------------------------
Jack Solan                   $32,000             None                    None                   $32,000
---------------------------- ------------------- ----------------------- ---------------------- -------------------------

-------------------------------------------------------------------------------------------------------------------------
TRUSTEES WHO ARE INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE TRUST
-------------------------------------------------------------------------------------------------------------------------
            (1)                     (2)                   (3)                     (4)                     (5)
---------------------------- ------------------- ----------------------- ---------------------- -------------------------
      Name of Trustee            Estimated         Pension Retirement      Estimated Annual         Estimated Total
                                 Aggregate        Benefits Accrued as        Benefits Upon       Compensation from the
                             Compensation from   Part of Trust Expenses       Retirement             Fund Complex*
                                 the Trust
---------------------------- ------------------- ----------------------- ---------------------- -------------------------
Gary Bartlett                $0                  None                    None                   $0
---------------------------- ------------------- ----------------------- ---------------------- -------------------------
Martin Gilbert               $0                  None                    None                   $0
---------------------------- ------------------- ----------------------- ---------------------- -------------------------

*    The  Aberdeen  Fund  Complex  consists  of the  Trust,  which  contains  28 portfolios,  Aberdeen  Asia-Pacific  Income Fund, Inc.,  Aberdeen Australia
     Equity Fund, Inc. and Aberdeen Global Income Fund, Inc.

The Trust does not maintain any pension or retirement  plans for the Officers or
Trustees of the Trust.

Sales Loads

     Class A shares may be sold at net asset value without  payment of any sales charge to Trustees and retired Trustees of the Trust and to directors,  officers and employees (including retired directors, officers and employees and immediate family members of Aberdeen and its  affiliates).  The sales load waivers are due to the nature of the  investors  and the reduced  sales effort and expenses that are needed to obtain such  investment.  See Waiver of Class A Sales  Charges for more information.

Code of Ethics

     Federal law requires the Trust,  its investment  adviser and its affiliated principal  underwriter  to adopt  codes of  ethics  which  govern  the  personal securities  transactions of their respective personnel.  Accordingly,  each such entity has adopted a Code of Ethics pursuant to which their respective personnel may invest in securities for their personal accounts (including  securities that may be purchased  or held by the Trust).  Copies of these Codes of Ethics are on file with the SEC and are available to the public.

Proxy Voting Guidelines

     Federal  law  requires  the  Trust  and its  investment  adviser  to  adopt procedures  for voting  proxies  ("Proxy  Voting  Guidelines")  and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the
Fund.  The summary of such Proxy Voting  Guidelines is attached as Appendix B to this SAI.

                     INVESTMENT ADVISORY AND OTHER SERVICES

Trust Expenses

     The Trust pays the  compensation  of the Trustees who are not  employees of the Adviser,  or its  affiliates,  and all expenses (other than those assumed by the Adviser),  including governmental fees, interest charges,  taxes, membership dues in the  Investment  Company  Institute  allocable to the Trust;  investment
advisory   fees  and  any  Rule  12b-1  fees;   fees  under  the  Trust's   Fund
Administration  and Transfer Agency  Agreements,  which includes the expenses of calculating  the Fund's  net asset  values;  fees and  expenses  of  independent certified  public  accountants  and  legal  counsel  of  the  Trust  and  to the independent Trustees;  expenses of preparing,  printing, and mailing shareholder reports,  notices,  proxy  statements,  and reports to governmental  offices and commissions; expenses connected with the execution, recording, and settlement of
portfolio  security  transactions;   short  sale  dividend  expenses;  insurance
premiums;  administrative  services fees under an Administrative  Services Plan;
fees and expenses of the  custodian  for all services to the Trust;  expenses of shareholder meetings; and expenses relating to the issuance,  registration,  and qualification  of shares of the Trust. The Adviser may, from time to time, agree to voluntarily or contractually  waive advisory fees, and if necessary reimburse expenses,  in  order to  limit  total  operating  expenses  for the Fund  and/or classes,  as described  below.  These expense  limitations  apply to the classes described;  if a  particular  class  is  not  referenced,  there  is no  expense limitation for that class.

Investment Adviser - Aberdeen Asset Management Inc.

     Under the Investment  Advisory  Agreement with the Trust,  Aberdeen manages the Fund in  accordance  with the policies  and  procedures  established  by the
Trustees.

     Aberdeen  pays the  compensation  of the officers of the Trust  employed by
Aberdeen.   Aberdeen  also  furnishes,   at  its  own  expense,   all  necessary
administrative  services,  office space,  equipment,  and clerical personnel for servicing the investments of the Trust and  maintaining its investment  advisory facilities, and executive and supervisory personnel for managing the investments and effecting the portfolio  transactions  of the Trust.  In addition,  Aberdeen pays, out of its legitimate profits,  broker-dealers,  trust companies, transfer agents and other financial  institutions in exchange for their selling of shares of the  Trust's  series  or  for  recordkeeping  or  other  shareholder  related services.

     The Investment Advisory Agreement also specifically provides that Aberdeen, including its directors,  officers,  and employees,  shall not be liable for any error  of  judgment,  or  mistake  of law,  or for any loss  arising  out of any investment,  or for any act or omission in the execution  and  management of the
Trust,  except for willful  misfeasance,  bad faith, or gross  negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Agreement. The Agreement continues in effect for an initial period of one year and thereafter  shall continue  automatically  for successive annual  periods  provided such  continuance  is  specifically  approved at least annually by the  Trustees,  or by vote of a majority of the  outstanding  voting securities of the Trust,  and, in either case, by a majority of the Trustees who are not parties to the  Agreement or interested  persons of any such party.  The
Agreement terminates  automatically in the event of its "assignment," as defined under the 1940 Act. It may be terminated as to the Fund without  penalty by vote of a majority of the  outstanding  voting  securities  of the Fund, or by either party, on not less than 60 days written notice.  The Agreement  further provides that Aberdeen may render similar services to others.

     Aberdeen,  located at 1735  Market  Street,  37th Floor,  Philadelphia,  PA
19103, is wholly owned by Aberdeen Asset Management PLC, a corporation organized under the laws of Scotland.  Gary  Bartlett,  Trustee of the Trust,  is also the
Chief Executive Officer of Aberdeen and Martin Gilbert, Trustee of the Trust, is
also the Chief Executive Officer of Aberdeen Asset Management PLC.

     For services  provided under the Investment  Advisory  Agreement,  Aberdeen receives  an annual fee paid  monthly  based on average  daily net assets of the
Fund according to the following schedule:

                -------------------------------------------- -------------------
                Assets                                         Advisory Fee
                -------------------------------------------- -------------------
                $0 up to $2 billion                               0.30%
                -------------------------------------------- -------------------
                $2 billion up to $5 billion                       0.275%
                -------------------------------------------- -------------------
                $5 billion or more                                0.25%
                -------------------------------------------- -------------------

Limitation of Fund Expenses

     In the  interest of limiting  the  expenses of the Fund,  Aberdeen may from time to time waive some or all of its investment advisory fee or reimburse other fees for the Fund. In this regard,  Aberdeen has voluntarily agreed to limit its expenses  for a two  year  period  from the  inception  of the Fund and has also entered into a written expense limitation  agreement with the Trust on behalf of
the  Fund  (the  "Expense  Limitation  Agreement").   Pursuant  to  the  Expense
Limitation  Agreement,  Aberdeen  has  agreed  to waive or limit its fees and to assume  other  expenses  to the  extent  necessary  to limit  the  total  annual operating expenses of each Class of the Fund to the limits described below. This limit excludes certain Fund expenses,  including any taxes, interest,  brokerage fees,  short  sale  dividend  expenses,  Acquired  Fund  Fees and  Expenses  and administrative  services  fees.  Please  note that the  waiver of such fees will cause  the total  return  and  yield of the Fund to be  higher  than they  would otherwise be in the absence of such a waiver.

     Aberdeen  may  request  and  receive  reimbursement  from  the Fund for the advisory  fees waived or limited and other  expenses  reimbursed  by the Adviser pursuant to the Expense  Limitation  Agreement at a later date when the Fund has reached a  sufficient  asset  size to permit  reimbursement  to be made  without causing  the total  annual  operating  expense  ratio of the Fund to exceed  the limits in the Expense Limitation Agreement. No reimbursement will be made by the
Fund unless:  (i) the Fund's assets  exceed $100 million;  (ii) the total annual expense ratio of the Class making such  reimbursement is less than the limit set forth below; (iii) the payment of such reimbursement is approved by the Board of
Trustees on a quarterly  basis;  and (iv) the payment of such  reimbursement  is made no more than three  years from the fiscal  year in which the  corresponding waiver or  reimbursement  to the Fund was made.  Except as  provided  for in the
Expense  Limitation  Agreement,  reimbursement of amounts  previously  waived or assumed by the Adviser is not permitted.

     Until at least  February 28, 2009,  Aberdeen  has agreed  contractually  to waive  advisory  fees and, if  necessary,  reimburse  expenses in order to limit total annual fund operating expenses,  excluding any taxes, interest,  brokerage fees,  short  sale  dividend  expenses,  Acquired  Fund  Fees and  Expenses  and administrative services fees for the Fund as follows:

     ------------------------------------  -------------------------------
     Class                                  Expense Limitation for Class
     ------------------------------------  -------------------------------
     Class A                                        0.75%
     ------------------------------------  -------------------------------
     Class C                                        1.50%
     ------------------------------------  -------------------------------
     Class R                                        1.00%
     ------------------------------------  -------------------------------
     Institutional Service Class                    0.50%
     ------------------------------------  -------------------------------
     Institutional Class                            0.50%
     ------------------------------------  -------------------------------

Investment Advisory Fees

     Prior to the date of this SAI, the Fund had not commenced  operations  and, therefore, no investment advisory fees were incurred.

     A discussion  regarding the basis for the Board of Trustees approval of the investment  advisory contract of the Fund will be available in future reports to the shareholders.

Portfolio Managers

     Appendix C contains  the  following  information  regarding  the  portfolio manager(s)  identified  in  the  Fund's  Prospectus:  (i) a  description  of the portfolio manager's  compensation structure and (ii) information regarding other accounts managed by the portfolio  managers and potential  conflicts of interest that might arise from the management of multiple  accounts.  Because the Fund is new, the portfolio managers do not own shares of any of the Fund.

Distributor

     The Trust and  Aberdeen  Fund  Distributors  LLC (the  "distributor")  have entered into to a distribution  agreement whereby Aberdeen Fund Distributors LLC will act as principal  underwriter for the Trust's shares.  Vincent J. Esposito,
President  and  CEO of the  Trust,  is CEO  of the  distributor.  The  principal business  address of Aberdeen  Fund  Distributors  LLC is 300 Barr Harbor Drive,
West Conshohocken, PA 19428.

     Under the  distribution  agreement,  the  distributor  must use  reasonable efforts,  consistent with its other business,  in connection with the continuous offering of shares of the Trust.  The  distributor has no obligation to sell any specific quantity of Fund shares. Unless otherwise terminated,  the distribution agreement has an initial term of two years and thereafter  will remain in effect from year to year for successive annual periods if approved at least annually by
(i)  the  Trust's  Board  of  Trustees  or by  the  vote  of a  majority  of the outstanding  shares of the Fund, and (ii) the vote of a majority of the Trustees of the Trust who are not parties to the  distribution  agreement  or  interested persons (as defined in the 1940 Act) of any party to the distribution agreement, cast in person at a meeting  called for the purpose of voting on such  approval.
The distribution agreement may be terminated in the event of any assignment,  as defined in the 1940 Act.

     The  distributor  may  enter  into   arrangements  with  various  financial
institutions  through which a  shareholder  may purchase or redeem  shares.  The distributor  may enter into agreements  with selected  broker-dealers,  banks or other  financial  institutions  for  distribution  of  shares  of the  Fund.  If applicable to a class of the Trust's Shares as described  below, the distributor may receive  distribution  fees from the Fund as authorized by the  Distribution and Service Plan described below.

     The  distributor  also receives the proceeds of contingent  deferred  sales charges ("CDSC")  imposed on certain  redemptions of Class C shares (and certain
Class A shares).

     The  distributor  reallows  to  dealers  3.75% of sales  charges on Class A shares of the Fund and 1.00% on Class C shares of the Fund.

Distribution Plan

     The Fund has adopted a  Distribution  Plan (the "Plan") under Rule 12b-1 of the 1940 Act with  respect to certain  classes of shares.  The Plan  permits the
Fund to  compensate  the Fund's  distributor  for expenses  associated  with the distribution  of  certain  classes  of  shares  of  the  Fund.  Although  actual distribution  expenses  may be more or  less,  under  the  Plan the Fund pay the distributor  an annual  fee in an  amount  that will not  exceed  the  following amounts:

     o    0.25% of the  average  daily net  assets of Class A shares of the Fund
          (distribution or service fee);
     o    1.00% of the  average  daily net assets of Class C shares for the Fund
          (0.25% service fee); and
     o    0.50% of the  average  daily  net  assets of the Class R shares of the
          Fund (0.25% of which must be either a distribution or service fee).

     As required by Rule 12b-1,  the Plan was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect  financial  interest in the  operation of the
Plan (the  "Independent  Trustees").  The Plan was  approved for the Fund by the
Board of Trustees and may be amended from time to time upon  approval by vote of a majority of the Trustees,  including a majority of the  Independent  Trustees, cast in person at a meeting called for that purpose.  The Plan may be terminated as to a Class of the Fund by vote of a majority of the Independent  Trustees, or by vote of a majority of the outstanding shares of that Class. Any change in the
Plan that would materially  increase the  distribution  cost to a Class requires shareholder approval.  The Trustees will review,  quarterly, a written report of such costs and the  purposes for which such costs have been  incurred.  The Plan may be amended by vote of the Trustees  including a majority of the  Independent
Trustees,  cast in person at a meeting  called for that purpose.  For so long as the Plan is in effect,  selection and  nomination of those  Trustees who are not interested  persons of the Trust shall be  committed to the  discretion  of such
disinterested   persons.   All  agreements  with  any  person  relating  to  the
implementation  of the Plan may be  terminated  at any time on 60 days'  written notice without payment of any penalty,  by vote of a majority of the Independent
Trustees  or by a  vote  of  the  majority  of  the  outstanding  Shares  of the applicable  Class.  The Plan will  continue  in effect for  successive  one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the  entire  Board of  Trustees  cast in person at a meeting  called for that purpose.  The  Board  of  Trustees  has a duty  to  request  and  evaluate  such information  as may be  reasonably  necessary  for  them  to  make  an  informed determination  of  whether  the Plan  should be  implemented  or  continued.  In addition the Trustees in approving the Plan as to the Fund must  determine  that there is a  reasonable  likelihood  that the Plan will  benefit the Fund and its
Shareholders.

     The Board of  Trustees of the Trust  believes  that the Plan is in the best interests of the Fund since it encourages  Fund growth and  maintenance  of Fund assets.  As the Fund  grows in  size,  certain  expenses,  and  therefore  total expenses  per share,  may be reduced  and overall  performance  per share may be improved.

     The  distributor  will  enter  into,  from  time to time,  agreements  with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution and shareholder  servicing of the Fund's shares including,  but not  limited  to,  those  discussed  above.  The  Adviser  or an affiliate of the Adviser may pay  additional  amounts from its own  resources to dealers or other financial intermediaries, for aid in distribution or for aid in providing administrative services to shareholders.

Administrative Services Plan

     Under the terms of an  Administrative  Services Plan, the Fund is permitted to  enter  into  Servicing  Agreements  with  servicing  organizations,  such as
broker-dealers  and  financial  institutions,   who  agree  to  provide  certain
administrative  support  services  in  connection  with the Class A, Class R and
Institutional  Service  Class shares of the Fund.  Such  administrative  support services  include,  but are not  limited  to, the  following:  establishing  and
maintaining   shareholder   accounts,   processing   purchase   and   redemption
transactions,  arranging for bank wires, performing shareholder  sub-accounting, answering  inquiries  regarding the Fund,  providing periodic statements showing the account balance for beneficial  owners or for plan  participants or contract holders of insurance company separate  accounts,  transmitting proxy statements, periodic reports,  updated prospectuses and other communications to shareholders and,  with  respect to  meetings of  shareholders,  collecting,  tabulating  and forwarding to the Trust executed  proxies and obtaining  such other  information and performing  such other services as may reasonably be required.  With respect to the Class R shares,  these types of  administrative  support services will be exclusively provided for retirement plans and their plan participants.

     As authorized by the particular  Administrative Services Plan for the Fund, the Trust has entered into  Servicing  Agreements for the Fund pursuant to which the Fund's  distributor  has agreed to provide  certain  administrative  support services in connection with the applicable Fund shares held  beneficially by its customers.  In consideration for providing  administrative support services, the
Fund's  distributor  and other  entities  with  which  the Trust may enter  into
Servicing  Agreements  will receive a fee,  computed at the annual rate of up to
0.25% of the average daily net assets of the Class A, R or Institutional Service
Class shares of the Fund.

Fund Administration

     Under  the  terms  of  a  Fund  Administration  Agreement,  Aberdeen  Asset
Management Inc. (the "Adviser")  provides various  administrative and accounting services,  including  daily  valuation  of the  Fund's  shares,  preparation  of financial  statements,  tax returns, and regulatory reports, and presentation of quarterly  reports  to the Board of  Trustees.  The  Adviser  is located at 1735
Market Street, 37th Floor, Philadelphia, Pennsylvania 19103. The Trust shall pay fees to the  Administrator,  as set forth directly  below,  for the provision of services.  Fees will be computed daily and payable monthly on the first business day of each month, or as otherwise set forth below.

Asset-Based Annual Fee

     o    0.045% of the first $500 million in aggregate  net assets of all Funds of the Trust, plus
     o    0.03% of  aggregate  net assets of all Funds of the Trust in excess of
          $500 million up to $2 billion; plus
     o    0.015% of the aggregate net assets of all Funds of the Trust in excess of $2 billion.

     The  asset-based  fees are  subject to an annual  minimum  fee equal to the number of Funds of the Trust multiplied by $25,000.

Out of Pocket Expenses and Miscellaneous Charges

     The  Trust  will  also  be  responsible  for  out-of-pocket   expenses  and
miscellaneous services fees and charges (including, but not limited to, the cost of the pricing services that the Administrator  utilizes and any networking fees paid as out-of-pocket  expenses) reasonably incurred by the Administrator or its subcontractors  in providing  services to the Trust. All fees and expenses shall be paid by the Trust to the Administrator on behalf of the Fund.

Sub-Administrator, Transfer Agent and Fund Accountant

     The Trust has entered  into a Services  Agreement  with Citi Fund  Services
Ohio, Inc.  ("Citi"),  3435 Stelzer Road,  Columbus,  Ohio 43219, a wholly owned subsidiary of Citibank,  N.A.,  whereby Citi provides  transfer agent,  dividend disbursement agent, and fund accounting  services.  The Adviser has also entered into a  Sub-Administration  Agreement  with Citi  whereby  Citi will  assist the
Adviser in providing  certain of the  administration  services for the Fund. For the services  provided by Citi to the Trust and the  Adviser,  the Trust and the
Adviser each pay Citi an annual fee at the following  rates based on the average daily net  assets  of the  aggregate  of all the  Funds of the  Trust  that Citi provides such services for:

     o    0.045% of the first $500 million in aggregate  net assets of all Funds of the Trust; plus
     o    0.03% of the  aggregate net assets of all Funds of the Trust in excess of $500 million up to $2 billion; plus
     o    0.015% of the aggregate net assets of all Funds of the Trust in excess of $2 billion.

     The asset  based  fees are  subject to an annual  minimum  fee equal to the number of Funds of the Trust multiplied by $25,000.

     The Fund also pays  separate fees to Citi with respect to the services Citi provides as transfer agent, dividend disbursing agent and fund accounting.

Custodian

     JPMorgan Chase Bank, 270 Park Avenue,  New York, NY 10017, is the custodian for the Fund and makes all receipts and disbursements under a Custody Agreement.

Legal Counsel

     Stradley Ronon Stevens & Young LLP, 2600 One Commerce Square, Philadelphia,
PA 19103, serves as the Trust's legal counsel.

Independent Registered Public Accounting Firm

     PricewaterhouseCoopers   LLP,  300  Madison  Avenue,  New  York,  New  York
10017-6204,  serves as the Independent Registered Public Accounting Firm for the
Trust.

                              BROKERAGE ALLOCATION

     The Adviser is  responsible  for decisions to buy and sell  securities  and other  investments  for the Fund, the selection of brokers and dealers to effect the  transactions  and the  negotiation  of  brokerage  commissions,  if any. In transactions  on stock and  commodity  exchanges  in the  United  States,  these commissions  are  negotiated,  whereas on foreign stock and commodity  exchanges these  commissions are generally  fixed and are generally  higher than brokerage commissions  in the  United  States.  In the case of  securities  traded  on the over-the-counter markets or for securities traded on a principal basis, there is generally no  commission,  but the price  includes a spread between the dealer's purchase and sale price.  This spread is the dealer's  profit.  In  underwritten offerings,  the price includes a disclosed,  fixed commission or discount.  Most short term  obligations are normally traded on a "principal"  rather than agency basis.  This may be done through a dealer (e.g., a securities  firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer.

     Except as described below, the primary  consideration in portfolio security transactions  is best execution of the transaction  i.e.,  execution at the most favorable  prices and in the most effective  manner  possible.  "Best execution"
encompasses  many factors  affecting the overall benefit  obtained by the client account in the transaction including,  but not necessarily limited to, the price paid or  received  for a  security,  the  commission  charged,  the  promptness, availability  and reliability of execution,  the  confidentiality  and placement accorded the order, and customer service.  Therefore,  "best execution" does not necessarily  mean obtaining the best price alone but is evaluated in the context of all the execution services  provided.  The Adviser has complete freedom as to the markets in and the broker-dealers through which it seeks this result.

     Subject to the  primary  consideration  of seeking  best  execution  and as discussed  below,  securities may be bought or sold through  broker-dealers  who have furnished  statistical,  research, and other information or services to the
Adviser.  In placing orders with such  broker-dealers,  the Adviser will,  where possible, take into account the comparative usefulness of such information. Such information  is  useful to the  Adviser  even  though  its  dollar  value may be indeterminable,  and its receipt or  availability  generally does not reduce the
Adviser's normal research activities or expenses.

     There  may be  occasions  when  portfolio  transactions  for the  Fund  are executed  as part of  concurrent  authorizations  to  purchase  or sell the same security for trusts or other accounts  (including  other mutual funds) served by the  Adviser or by an  affiliated  company  thereof.  Although  such  concurrent authorizations  potentially could be either  advantageous or  disadvantageous to the Fund,  they are affected only when the Adviser  believes that to do so is in the  interest  of the  Fund.  When such  concurrent  authorizations  occur,  the executions will be allocated in an equitable manner.

     In purchasing and selling investments for the Fund, it is the policy of the
Adviser  to  obtain  best  execution  through  responsible  broker-dealers.  The determination of what may constitute best execution in a securities  transaction by a broker  involves a number of  considerations,  including the overall direct net economic  result to the Fund  (involving both price paid or received and any commissions and other costs paid),  the efficiency with which the transaction is effected,  the  ability to effect the  transaction  at all when a large block is involved,  the  availability  of the broker to stand  ready to execute  possibly difficult transactions in the future, the professionalism of the broker, and the financial  strength  and  stability  of the  broker.  These  considerations  are
judgmental  and  are  weighed  by  the  Adviser  in   determining   the  overall
reasonableness  of  securities  executions  and  commissions  paid. In selecting broker-dealers,  the Adviser will consider various relevant factors,  including, but not  limited  to,  the size  and type of the  transaction;  the  nature  and character of the markets for the security or asset to be purchased or sold;  the execution  efficiency,  settlement  capability,  and financial  condition of the broker-dealer's  firm; the  broker-dealer's  execution  services,  rendered on a continuing basis; and the reasonableness of any commissions.

     The  Adviser  may  cause  the  Fund to pay a  broker-dealer  who  furnishes brokerage  and/or  research  services  a  commission  that is in  excess  of the
commission  another   broker-dealer   would  have  received  for  executing  the
transaction if it is determined,  pursuant to the  requirements of Section 28(e)
of the Exchange Act, that such commission is reasonable in relation to the value of the brokerage and/or research services  provided.  Such research services may
include,   among  other  things,   analyses  and  reports  concerning   issuers,
industries,   securities,  economic  factors  and  trends,  portfolio  strategy,
analytic  or  modeling  software,   market  data  feeds  and  historical  market
information.  Any such research and other information provided by brokers to the
Adviser is considered to be in addition to and not in lieu of services  required to be performed by it under its investment advisory agreement.  The fees paid to the Adviser  pursuant to its  investment  advisory  agreement are not reduced by reason of its  receiving  any  brokerage  and  research  services.  The research services provided by broker-dealers  can be useful to the Adviser in serving its other  clients.  All  research  services  received  from  the  brokers  to  whom commissions  are paid are  used  collectively,  meaning  such  services  may not actually be  utilized  in  connection  with each  client  account  that may have provided the commission paid to the brokers providing such services. The Adviser is prohibited from considering the broker-dealers sale of shares of any fund for which it serves as investment adviser,  except as may be specifically  permitted by law.

     The Adviser may direct security transactions to brokers providing brokerage and research  services to the benefit of all  Aberdeen  clients,  including  the
Fund.

     Under the 1940 Act,  "affiliated  persons" of the Fund are prohibited  from dealing with it as a principal in the purchase and sale of securities  unless an exemptive order allowing such  transactions  is obtained from the SEC.  However, the  Fund  may  purchase  securities  from  underwriting  syndicates  of which a
Subadviser  or any of its  affiliates,  as defined in the 1940 Act,  is a member under certain conditions, in accordance with Rule 10f-3 under the 1940 Act.

     The Fund  contemplates  that,  consistent with the policy of obtaining best execution,  brokerage  transactions may be conducted through "affiliated brokers or dealers," as defined in the 1940 Act. Under the 1940 Act, commissions paid by the Fund to an  "affiliated  broker or dealer" in connection  with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary  broker's  commission.  Accordingly,  it is the Fund's policy that the commissions to be paid to an affiliated  broker-dealer  must, in the judgment of the  Adviser,  be (1) at least as  favorable  as those  that would be charged by other  brokers  having  comparable  execution  capability  and (2) at  least  as favorable as commissions  contemporaneously  charged by such broker or dealer on comparable transactions for the broker's or dealer's unaffiliated customers. The
Adviser does not necessarily deem it practicable or in the Fund's best interests to  solicit  competitive  bids for  commissions  on each  transaction.  However, consideration  regularly is given to information concerning the prevailing level of  commissions  charged on  comparable  transactions  by other  brokers  during comparable periods of time.

                  ADDITIONAL INFORMATION ON PURCHASES AND SALES

Class A Sales Charges

     The charts  below show the Class A sales  charges,  which  decrease  as the amount of your investment increases.

------------------------------ ----------------------------- --------------------------------- --------------------------

     AMOUNT OF PURCHASE           SALES CHARGE AS % OF         SALES CHARGE AS % OF AMOUNT         DEALER COMMISSION
                                      OFFERING PRICE                     INVESTED
------------------------------ ----------------------------- --------------------------------- --------------------------
less than $100,000                         4.25%                           4.44%                          3.75%
------------------------------ ----------------------------- --------------------------------- --------------------------
$100,000 up to $250,000                    3.50                            3.63                           3.00
------------------------------ ----------------------------- --------------------------------- --------------------------
$250,000 up to $500,000                    2.50                            2.56                           2.00
------------------------------ ----------------------------- --------------------------------- --------------------------
$500,000 up to $1 million                  2.00                            2.04                           1.75
------------------------------ ----------------------------- --------------------------------- --------------------------
$1 million or more                         None                            None                           None
------------------------------ ----------------------------- --------------------------------- --------------------------

     Using the initial net asset value per share the maximum  offering  price of the Fund of the Fund's Class A Shares would be as follows:

                 Net Asset Value               Maximum Sales Charge            Offering Price to the Public
              -----------------------     -------------------------------   ----------------------------------
                     $10.00                           4.25%                               $10.43

Waiver of Class A Sales Charges

     You may  qualify  for a  reduced  Class A  sales  charge  if you own or are purchasing  shares of the Fund. You may also qualify for a waiver of the Class A sales  charges.  To receive the reduced or waived sales charge,  you must inform
Customer  Service  or your  broker  or  other  intermediary  at the time of your purchase  that you qualify for such a reduction or waiver.  If you do not inform
Customer  Service or your  intermediary  that you are  eligible for a reduced or waived  sales  charge,  you may not receive the  discount or waiver that you are entitled  to. You may have to produce  evidence  that you  qualify for a reduced sales charge or waiver before you will receive it.

     The  sales  charge  applicable  to Class A  shares  may be  waived  for the following purchases:

1)   shares  sold to  other  registered  investment  companies  affiliated  with
     Aberdeen,

2)   shares sold:

     a)   to any pension, profit sharing, or other employee benefit plan for the employees of Aberdeen, any of its affiliated companies,  or investment advisory clients and their affiliates;

     b)   to any endowment or non-profit organization;

     c)   401(k)  plans,  457 plans,  403(b)  plans,  profit  sharing  and money purchase pension plans, defined benefit plans,  nonqualified  deferred compensation plans and other retirement accounts;

     d)   to any life insurance  company separate  account  registered as a unit investment trust;

     e)   to Trustees and retired Trustees of the Trust;

     f)   to directors, officers, full-time employees, sales representatives and their employees, and retired directors,  officers, employees, and sale representatives, their spouses (including domestic partners), children or immediate relatives  (immediate  relatives include mother,  father,
          brothers,   sisters,    grandparents,    grandchildren,    ("Immediate
          Relatives")),  and  Immediate  Relatives of deceased  employees of any member of the  Aberdeen,  or any  investment  advisory  clients of the
          Adviser and its affiliates;

     g)   to  directors,   officers,  and  full-time  employees,  their  spouses
          (including  domestic  partners),  children or Immediate  Relatives and
          Immediate  Relatives of deceased  employees of any sponsor group which may be affiliated with Aberdeen;

     h)   to any  qualified  pension or profit  sharing  plan  established  by a
          Aberdeen  sales   representative  for   himself/herself   and  his/her
          employees;

     i)   to any person who pays for the shares with the proceeds  from sales of
          Class D shares of a Fund if the new fund purchased does not have Class
          D shares and Class A shares are purchased instead.

3)   Class A shares sold:

     a)   to any  person  purchasing  through an  account  with an  unaffiliated brokerage firm having an agreement with the distributor to waive sales charges for those persons;  b) to any directors,  officers,  full-time employees,  sales  representatives and their employees,  their spouses
          (including domestic partners), children or Immediate Relatives, or any investment advisory clients of a broker-dealer having a dealer/selling agreement with the distributor;  4) to  employer-sponsored  retirement plans including pension, profit sharing or deferred compensation plans which  are  qualified  under  Sections  401(a),  403(b)  or 457 of the
          Internal Revenue Code.

Reduction of Sales Charges

Reduction of Class A Sales Charges

     Shareholders  can reduce or eliminate  Class A shares' initial sales charge through one or more of the discounts described below:

o    A Larger  Investment.  The sales  charge  decreases  as the  amount of your investment increases.

o    Rights of Accumulation. You and members of your family who live at the same address  can add the  current  value of your  Class A,  Class B and Class C investments in the Aberdeen Funds,  that you currently own or are currently purchasing  to the value of your Class A purchase,  possibly  reducing  the sales charge.  To the extent you are eligible to purchase Class D shares of a Aberdeen Fund, these purchases may also be combined.

o    No Sales Charge on a Repurchase. If you sell Fund shares from your account, we allow you a one-time  privilege to reinvest  some or all of the proceeds in shares of the same class. You will not pay a sales charge on Class A and
     Class D shares  that you buy within 30 days of  selling  Class A or Class D shares  of an equal or  greater  amount  if you have  already  paid a sales charge.  Remember,  if you realize a gain or a loss on your sale of shares, the transaction is taxable and  reinvestment  will not affect the amount of capital  gains tax that is due.  If you realize a loss on your sale and you reinvest,  some or all of the loss may not be  allowed  as a tax  deduction depending on the amount you reinvest.

o    Letter of Intent  Discount.  State in writing that during a 13-month period you or a group of family members who live at the same address will purchase or hold at least $50,000 in Class A or Class D shares and your sales charge will be based on the  total  amount  you  intend  to  invest.  You can also combine your  purchase of Class B and Class C Shares to fulfill your Letter of Intent.  The letter may be backdated  up to 90 days to include  previous purchases for determining your sales charge. Your Letter of Intent is not a binding  obligation  to buy shares of the Fund; it is merely a statement of intent.

Class A Finder's Fee and Corresponding CDSC

     There are no front-end sales charges for purchases of Class A shares of the
Fund of $1 million or more. An investor may purchase $1 million or more of Class
A shares in one or more of the  Aberdeen  Funds and  avoid the  front-end  sales charge.  However,  unless an investor is otherwise  eligible to purchase Class A shares without a sales charge, the investor will pay a CDSC if he or she redeems such Class A shares  within 18 months of the date of  purchase.  With respect to such purchases, the distributor or the Fund's Adviser may pay dealers a finders'
fee (as described  below) on investments  made in Class A shares with no initial sales charge.  The CDSC covers the finder's fee paid by the  distributor  or the
Adviser to the selling  dealer.  For the selling  dealer to be eligible  for the finders' fee, the following requirements apply:

o    The purchase can be made in any combination of the Funds of the Trust.  The amount  of the  finder's  fee will be  determined  based on the  particular combination of the Funds  purchased.  The  applicable  finder's fee will be determined on a pro rata basis to the purchase of each particular Fund.

o    The  shareholder  will be  subject  to a CDSC for  shares  redeemed  in any redemption within the first 18 months of purchase.

     The CDSC will equal the amount of the  finder's  fee paid out to the dealer as described in the chart below. The applicable CDSC will be determined on a pro rata basis according to the amount of the redemption from each particular  Fund.
The Class A CDSC will not exceed the  aggregate  amount of the  finder's fee the distributor  or Adviser paid to the selling  dealer on all  purchases of Class A shares of all Funds an investor made that were subject to the Class A CDSC.

Amount of Finder's Fee/Contingent Deferred Sales Charge

          Amount of Purchase                        Amount of CDSC
       -------------------------------            -------------------
       $1 Million up to $4 Million                     0.75%

       $4 Million up to $25 Million                    0.50%

       $25 Million or More                             0.25%

CDSC for Class C Shares

     You will pay a CDSC of 1.00% if you sell  your  Class C shares  within  the first year after you purchased the shares. The distributor or the Fund's Adviser compensates  broker-dealers  and financial  intermediaries  for sales of Class C shares from its own resources at the rate of 1.00% of sales of Class C shares of the Fund.

Other Dealer Compensation

     In addition to the dealer  commissions  and payments  under its 12b-1 Plan, from time to time,  the Adviser  and/or its  affiliates  may make  payments  for distribution and/or shareholder  servicing  activities out of their past profits and other of their own  resources.  The Adviser  and/or its  affiliates may make payments for marketing, promotional, or related services provided by dealers and other financial intermediaries, and may be in exchange for factors that include, without  limitation,  differing  levels  or types of  services  provided  by the intermediary,  the expected  level of assets or sales of shares,  the placing of some or all of the Funds of the Trust on a preferred or recommended list, access to an intermediary's  personnel, and other factors. The amount of these payments is determined by the Adviser.

     In  addition  to  these  payments  described  above,  the  Adviser  or  its affiliates  may offer  other  sales  incentives  in the form of  sponsorship  of educational  or  client  seminars  relating  to  current  products  and  issues, assistance  in training  and  educating  the  intermediary's  personnel,  and/or entertainment or meals.  These payments also may include,  at the direction of a retirement plan's named fiduciary,  amounts to  intermediaries  for certain plan expenses or otherwise for the benefit of plan participants and beneficiaries. As permitted  by  applicable  law, the Adviser or its  affiliates  may pay or allow other incentives or payments to intermediaries.

     The  payments  described  above are often  referred to as "revenue  sharing payments." The recipients of such payments may include:

     o    the distributor and other affiliates of the Adviser,
     o    broker-dealers,
     o    financial institutions, and
     o    other  financial  intermediaries  through which investors may purchase shares of the Fund.

     Payments  may be based on current  or past  sales;  current  or  historical assets; or a flat fee for specific  services  provided.  In some  circumstances, such  payments may create an incentive for an  intermediary  or its employees or associated  persons to  recommend  or sell  shares of the Fund to you instead of shares of funds offered by competing fund families.

Class R Shares

     Class R shares  generally  are available  only to 401(k) plans,  457 plans,
403(b) plans,  profit sharing and money purchase pension plans,  defined benefit plans,  non-qualified  deferred compensation plans and other retirement accounts
(collectively, "retirement plans") whereby the retirement plan or the retirement plan's  financial  service firm has an agreement with the Fund's  distributor to utilize  Class R shares in certain  investment  products  or  programs.  Class R shares are generally available to small and mid sized retirement plans having at least $1 million in  assets.  In  addition,  Class R shares  also are  generally available only to retirement plans where Class R shares are held on the books of the Fund through omnibus  accounts  (either at the plan level or at the level of the  financial  services  firm)  and  where  the  plans  are  introduced  by  an intermediary, such as a broker, third party administrator, registered investment adviser  or other  retirement  plan  service  provider.  Class R shares  are not available to retail or institutional  non-retirement  accounts,  traditional and
Roth IRAs,  Coverdell  Education Savings Accounts,  SEPs,  SAR-SEPs,  one person
Keogh plans,  SIMPLE  IRAs,  or  individual  403(b)  plans,  or through 529 Plan accounts.

     A  retirement  plan's  intermediaries  can help  determine  which  class is appropriate for that retirement plan. If a retirement plan qualifies to purchase other  shares of the Fund,  one of these other  classes may be more  appropriate than Class R shares.  Specifically  if a  retirement  plan  eligible to purchase
Class R shares is otherwise  qualified  to purchase  Class A shares at net asset value or at a reduced sales charge or to purchase Institutional Service Class or
Institutional  Class  shares,  one of these  classes may be  selected  where the retirement plan does not require the  distribution  and  administrative  support services  typically  required by Class R share  investors  and/or the retirement plan's intermediaries have elected to forgo the level of compensation that Class
R shares provide. Plan fiduciaries should consider their obligations under ERISA in determining which class is an appropriate investment for a retirement plan. A retirement plan's  intermediaries may receive different  compensation  depending upon which class is chosen.

Redemptions

     The Fund may delay forwarding  redemption  proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading,  or if the amount of the redemption  request otherwise would be disruptive to efficient  portfolio management,  or would  adversely  affect  the  Fund.  The  Fund may also  assess redemption  fees on shares  held  less  than 15 days as set forth in the  Fund's current prospectus.  Those fees are 2.00% of the total redemption amount and are paid  directly to the Fund to offset  brokerage  commissions,  market impact and
other  costs  associated  with  short-term  trading  of  Fund  shares.   Certain
intermediaries cannot assess and collect redemption fees from their accounts. To the extent  redemption fees cannot be collected on particular  transactions  and excessive short-term trading occurs, the remaining shareholders bear the expense of such trading.

In-Kind Redemptions

     The Fund generally plans to redeem their shares for cash with the following exceptions.  As described in its  Prospectus,  the Fund  reserves the right,  in circumstances  where in its sole  discretion it determines  that cash redemption payments  would be  undesirable,  taking into account the best  interests of all fund  shareholders,  to honor any redemption request by transferring some of the securities held by the Fund directly to you (an "in-kind redemption").

     The Trust has  elected  to be  governed  by Rule  18f-1  under the 1940 Act pursuant to which the Trust is obligated to redeem  shares  solely in cash up to the lesser of  $250,000  or 1% of the Fund's net asset  value  during any 90-day period for any one shareholder.

     The  Trust's  Board of  Trustees  has adopted  procedures  for  redemptions in-kind by a shareholder  including  affiliated persons of the Fund.  Affiliated persons  of the Fund  include  shareholders  who are  affiliates  of the  Fund's investment  adviser  and  shareholders  of the  Fund  owning  5% or  more of the outstanding  shares of the Fund.  These  procedures  provide  that a  redemption in-kind shall be effected at approximately the shareholder's proportionate share of the  distributing  Fund's current net assets,  so that  redemptions  will not result  in  the  dilution  of  interests  of  the  remaining  shareholders.  The procedures  also require that the  distributed  securities be valued in the same manner as they are valued for purposes of  computing  the Fund's net asset value and that any redemption  in-kind made by an affiliated party does not favor such affiliate to the detriment of any other shareholder. The Trust's Chief Financial
Officer  or his  designee  must  determine  that the  redemption  is in the best interests of the Fund. Use of the redemption  in-kind  procedures will allow the
Fund to avoid having to sell significant  portfolio assets to raise cash to meet the  shareholder's  redemption  request - thus  limiting the  potential  adverse effect on the Fund's net asset value.

Medallion Signature Guarantee

     A medallion  signature  guarantee is required if: (1) your account  address has changed within the last 15 calendar  days; (2) the redemption  check is made payable to anyone other than the  registered  shareholder;  (3) the proceeds are sent to a bank account not  previously  designated or changed within the past 10 business  days;  (4) proceeds are mailed to an address other than the address of record;  or (5) the  redemption  proceeds  are  being  wired to bank  for  which instructions  are currently not on your account.  The  distributor  reserves the right to require a medallion signature guarantee in other circumstances, without notice. Based on the circumstances of each transaction, the distributor reserves the right to require that your signature be guaranteed by an authorized agent of an "eligible  guarantor  institution,"  which  includes,  but is not limited to, certain banks, credit unions, savings associations, and member firms of national securities exchanges. A medallion signature guarantee is designed to protect the shareholder by helping to prevent an unauthorized  person from redeeming  shares and obtaining the proceeds. A notary public is not an acceptable  guarantor.  In certain special cases (such as corporate or fiduciary registrations), additional legal  documents  may  be  required  to  ensure  proper  authorizations.  If the distributor  decides  to  require  signature  guarantees  in all  circumstances, shareholders  will be notified in writing prior to implementation of the policy.
The  distributor,  at its discretion,  may waive the requirement for a signature guarantee.

Accounts With Low Balances

     If the value of your account  falls below $2,000  ($1,000 for IRA accounts)
for any reason, including market fluctuation,  you are generally subject to a $5 quarterly  fee, which is deposited into the Fund to offset the expenses of small accounts. We will sell shares from your account quarterly to cover the fee.

     We reserve the right to sell the rest of your shares and close your account if you make a sale that  reduces  the value of your  account to less than $2,000
($1,000 for IRA accounts). Before the account is closed, we will give you notice and allow you 60 days to purchase  additional shares to avoid this action. We do this because of the high cost of maintaining small accounts.

                               VALUATION OF SHARES

     The net asset value per share  ("NAV") for the Fund is determined as of the close of regular trading on the New York Stock Exchange  (usually 4 p.m. Eastern
Time) on each day that the Exchange is (a "Business Day") open and on such other days as the Board of  Trustees  determines  (together,  the  "Valuation  Time").
However,  to the extent that the Fund's  investments  are traded in markets that are open when the New York Stock  Exchange  is  closed,  the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

     The Fund will not compute NAV on customary business holidays, including New
Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday,  Memorial
Day,  Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and other days when the New York Stock Exchange is closed.

     The Fund reserves the right to not determine NAV when: (i) the Fund has not received any orders to purchase, sell or exchange shares and (ii) changes in the value of the Fund's portfolio do not affect the Fund's NAV.

     The offering  price for orders placed before the close of the Exchange,  on each  business  day the  Exchange  is open  for  trading,  will  be  based  upon calculation  of the NAV at the close of  regular  trading on the  Exchange.  For orders placed after the close of regular trading on the Exchange, or on a day on which the Exchange is not open for trading, the offering price is based upon NAV at the close of the Exchange on the next day thereafter on which the Exchange is open  for  trading.  The  NAV of a  share  of the  Fund on  which  offering  and redemption  prices  are based is the NAV of the Fund,  divided  by the number of shares outstanding,  with the result adjusted to the nearer cent. The NAV of the
Fund is determined by subtracting  the liabilities of the Fund from the value of its assets (chiefly composed of investment  securities).  The NAV per share of a class is computed by adding the value of all  securities and other assets in the
Fund's portfolio allocable to such class, deducting any liabilities allocable to such class and any other liabilities charged directly to that class and dividing by the number of shares outstanding in such class.

     Securities for which market  quotations are readily available are valued at current  market value as of  Valuation  Time.  Valuation  Time will be as of the close of regular trading on the New York Stock Exchange  (usually 4 P.M. Eastern
Time).  Equity  securities are valued at the last quoted sale price, or if there is no sale price,  the last quoted bid price provided by an independent  pricing service  approved  by the Board of  Trustees.  Securities  traded on NASDAQ  are valued at the NASDAQ Official  Closing Price.  Prices are taken from the primary market or exchange in which each security trades.

     Debt and other fixed income securities (other than short-term  obligations)
are valued at the bid prices quoted by an independent  pricing agent, the use of which has been  approved by the Board of Trustees.  In the event such quotes are not  available  from such  pricing  agents,  or if such  quotes are deemed to be inconsistent  with the current  market value of the security,  then the security shall be valued at a dealer bid, if available.  Short term debt  securities such as commercial paper and U.S. treasury bills,  having a remaining  maturity of 60 days or less are  considered to be "short term" and are valued at amortized cost which approximates  market value. The pricing service activities and results are reviewed by an officer of the Fund.

     Securities for which market  quotations are not readily  available,  or for which an  independent  pricing  service  does not  provide a value or provides a value  that  does  not  represent  fair  value  in the  judgment  of the  Fund's investment  adviser  or  designee,  are valued at fair  value  under  procedures approved by the Fund's Board of Trustees. Fair value determinations are required for  securities  whose  value is  affected  by a  significant  event  that  will materially  affect the value of a domestic or foreign  security and which occurs subsequent  to the  time of the  close of the  principal  market  on which  such domestic or foreign  security  trades but prior to the calculation of the Fund's
NAV.  Significant  events that could  affect a large number of  securities  in a particular market may include,  but are not limited to:  situations  relating to one or more single issuers in a market sector;  significant fluctuations in U.S.
or foreign markets; market dislocations;  market disruptions or market closings;
equipment  failures;  natural  or  man-made  disasters  or  act  of  God;  armed conflicts;  governmental  actions or other developments;  as well as the same or similar events which may affect specific issuers or the securities  markets even though not tied directly to the securities  markets.  Other  significant  events that  could  relate to a single  issuer may  include,  but are not  limited  to:
corporate  actions  such as  reorganizations,  mergers and  buy-outs;  corporate announcements,  including  those  relating to earnings,  products and regulatory
news;   significant   litigation;   low  trading  volume;   trading  limits;  or
suspensions.

     The Fund  values  foreign  securities  at fair  value in the  circumstances described below.  Generally,  trading in foreign securities markets is completed each day at various  times prior to the  Valuation  Time.  In addition,  foreign securities  trading  generally or in a particular  country or countries  may not take place on all Business Days. Furthermore,  trading may take place in various foreign markets on days which are not Business Days and days on which the Fund's
NAV is not calculated.  "Fair value" prices will be used with respect to foreign securities for which an independent  pricing agent is able to provide  automated daily fair values.  Those  securities for which an independent  pricing agent is not able to provide  automated  daily fair values shall continue to be valued at the last  sale  price at the close of the  exchange  on which  the  security  is principally  traded.  Fair value prices are intended to reflect more  accurately the value of those  securities  at the time the Fund's NAV is  calculated.  Fair value prices are used because many foreign  markets operate at times that do not coincide  with those of the major U.S.  markets.  Events  that could  affect the values of foreign portfolio  holdings may occur between the close of the foreign market and the time of determining the NAV, and would not otherwise be reflected in the NAV.  Due to the time  differences  between the  closings of the relevant foreign securities  exchanges and the Valuation Time for the Fund, the Fund will also fair value their foreign  investments  when the market  quotations  for the foreign  investments either are not readily available,  are unreliable or may be affected by a significant  event and,  therefore,  do not represent  fair value.
When the Fund uses fair value pricing, the values assigned to the Foreign Equity
Fund's  foreign  investments  may not be the quoted or  published  prices of the investments on their primary markets or exchanges.

     The Trust may  suspend  the right of  redemption  for such  periods  as are permitted under the 1940 Act and under the following unusual circumstances:  (a)
when the New York Stock Exchange is closed (other than weekends and holidays) or trading  is  restricted;  (b)  when an  emergency  exists,  making  disposal  of portfolio securities or the valuation of net assets not reasonably  practicable;
or (c) during any period  when the SEC has by order  permitted a  suspension  of redemption for the protection of shareholders.

                        SYSTEMATIC INVESTMENT STRATEGIES

     Automatic  Asset  Accumulation - This is a systematic  investment  strategy which combines  automatic  monthly transfers from your personal checking account to your mutual fund account with the concept of Dollar Cost Averaging. With this strategy,  you invest a fixed amount  monthly  over an extended  period of time, during  both  market  highs and lows.  Dollar  Cost  Averaging  can allow you to achieve a  favorable  average  share cost over time  since  your  fixed  monthly investment buys more shares when share prices fall during low markets, and fewer shares at higher prices  during  market highs.  Although no formula can assure a profit or protect against loss in a declining market,  systematic  investing has proven a valuable investment strategy in the past.

     Once you have opened an account with at least $1,000, you can contribute to an Automatic Asset Accumulation plan for as little as $50 a month in the Fund.

     Automatic  Asset Transfer - This  systematic  investment plan allows you to transfer $25 or more to one Fund from another  Fund  systematically,  monthly or quarterly,  after Fund minimums have been met. The money is  transferred  on the
25th day of the month as selected or on the preceding business day. Dividends of any amount can be moved  automatically from one Fund to another at the time they are paid.  This strategy can provide  investors with the benefits of Dollar Cost
Averaging  through an opportunity to achieve a favorable average share cost over time. With this plan, your fixed monthly or quarterly  transfer from the Fund to any other Fund you select  buys more  shares  when share  prices fall during low markets and fewer  shares at higher  prices  during  market  highs.  Although no formula  can  assure a profit or protect  against  loss in a  declining  market, systematic investing has proven a valuable investment strategy in the past.

     Automatic  Withdrawal  Plan ("AWP") ($50 or More) - You may have checks for any  fixed  amount  of $50  or  more  automatically  sent  bi-monthly,  monthly, quarterly, semi-annually or annually, to you (or anyone you designate) from your account.  Complete  the  appropriate  section of the New Account Form or contact your  financial  intermediary  or the Fund.  Your  account  value  must meet the minimum initial  investment amount at the time the program is established.  This program may reduce and  eventually  deplete your account.  Generally,  it is not advisable to continue to purchase  Class A or Class C shares  subject to a sales charge while simultaneously  redeeming shares under the program. The $50 minimum
is  waived  for  required  minimum   distributions  from  individual  retirement
accounts.

NOTE:  If you  are  withdrawing  more  shares  than  your  account  receives  in dividends,  you will be decreasing  your total shares  owned,  which will reduce your future dividend potential.

                               INVESTOR PRIVILEGES

     The Fund  offers  the  following  privileges  to  shareholders.  Additional information may be obtained by calling toll free at 866-667-9231.

     No Sales Charge On  Reinvestments - All dividends and capital gains will be automatically  reinvested free of charge in the form of additional shares within the same Fund and class or  another  specifically  requested  Fund (but the same class)  unless  you have  chosen to  receive  them in cash on your  application.
Unless requested in writing by the  shareholder,  the Trust will not mail checks for  dividends  and  capital  gains  of  less  than  $5 but  instead  they  will automatically be reinvested in the form of additional shares.

     Exchange Privilege - The exchange privilege is a convenient way to exchange shares  from one Fund to  another  Fund in order to  respond  to changes in your goals or in market conditions.  The registration of the account to which you are making an  exchange  must be exactly the same as that of the Fund  account  from which the exchange is made, and the amount you exchange must meet the applicable minimum  investment of the Fund being purchased.  The exchange  privilege may be limited due to excessive trading or market timing of Fund shares.

     Exchanges  Among  Funds.  Exchanges  may be made among any of the  Aberdeen
Funds within the same class of shares  (except for any other Fund not  currently accepting purchase orders), so long as both accounts have the same registration, and your first purchase in the new Fund meets the new Fund's minimum  investment requirement.

     Because  Class R  shares  of the Fund are  held  within  retirement  plans, exchange  privileges  with other Class R shares of the Aberdeen Funds may not be available  unless  the  Class R shares  of the  other  Aberdeen  Funds  are also available within a plan.  Please contact your retirement plan  administrator for information on how to exchange your Class R shares within your retirement plan.

     Generally, there is no sales charge for exchanges of Class C, Institutional
Service Class or Institutional Class shares.  However, if your exchange involves certain  Class A shares,  you may have to pay the  difference  between the sales charges  if a higher  sales  charge  applies  to the  Fund  into  which  you are exchanging.  If you exchange your Class A shares of the Fund that are subject to a CDSC into another Aberdeen Fund and then redeem those Class A shares within 18 months of the original  purchase,  the applicable  CDSC will be the CDSC for the original Fund. If you wish to purchase shares of the Fund or class for which the exchange  privilege does not apply, you will pay any applicable CDSC at the time you redeem your shares and pay any applicable front-end load on the new Fund you are purchasing unless a sales charge waiver otherwise applies.

Exchanges May Be Made In The Following Convenient Ways:

By Telephone

     Automated Voice Response System - You can  automatically  process exchanges for the  Fund by  calling  866-667-9231,  24  hours  a day,  seven  days a week.
However,  if you declined the option on the application,  you will not have this automatic exchange  privilege.  This system also gives you quick, easy access to mutual fund information.  Select from a menu of choices to conduct  transactions and hear fund price  information,  mailing  and wiring  instructions  as well as other  mutual  fund  information.  You must  call our toll  free  number  by the
Valuation Time to receive that day's closing share price.  The Valuation Time is the close of regular  trading of the New York Stock  Exchange,  which is usually
4:00 p.m. Eastern Time.

     Customer Service Line - By calling 866-667-9231, you may exchange shares by telephone.  Requests may be made only by the account owner(s). You must call our toll free  number by the  Valuation  Time to receive  that day's  closing  share price.

     The Fund may record all instructions to exchange shares.  The Fund reserves the right at any time without  prior notice to suspend,  limit or terminate  the telephone exchange privilege or its use in any manner by any person or class.

     The Fund will employ the same procedure  described  under "Buying,  Selling and Exchanging  Fund Shares" in the Prospectus to confirm that the  instructions are genuine.

     The Fund will not be liable for any loss,  injury,  damage, or expense as a result of acting upon instructions communicated by telephone reasonably believed to be  genuine,  and the Fund will be held  harmless  from any  loss,  claims or liability arising from its compliance with such instructions.  These options are subject  to the  terms  and  conditions  set  forth  in the  Prospectus  and all telephone  transaction  calls may be  recorded.  The Fund  reserves the right to revoke this privilege at any time without notice to shareholders and request the redemption in writing, signed by all shareholders.

     By Mail or Fax - Write or fax to Aberdeen Funds, P.O. Box 183148, Columbus,
Ohio  43218-3148  or fax to  866-923-4269.  Please be sure  that your  letter or facsimile is signed  exactly as your account is registered and that your account number and the Fund from which you wish to make the exchange are  included.  For example,  if your account is registered "John Doe and Mary Doe",  "Joint Tenants
With  Right of  Survivorship,'  then both  John and Mary must sign the  exchange request.  The exchange will be processed effective the date the signed letter or fax is  received.  Fax  requests  received  after  the  Valuation  Time  will be processed as of the next  business  day. The Fund  reserves the right to require the original document if you use the fax method.

     By On Line Access - Log on to our website, www.aberdeeninvestments.com,  24 hours a day,  seven days a week,  for easy access to your mutual fund  accounts.
Once you have reached the  website,  you will be  instructed  on how to select a password and perform transactions.  You can choose to receive information on the
Fund as well as your own personal accounts.  You may also perform  transactions, such as purchases, redemptions and exchanges. The Fund may terminate the ability to buy Fund shares on its website at any time, in which case you may continue to exchange shares by mail, wire or telephone pursuant to the Prospectus.

                                INVESTOR SERVICES

     Automated  Voice Response System - Our toll free number  866-667-9231  will connect you 24 hours a day, seven days a week to the system. Through a selection of menu  options,  you can conduct  transactions,  hear fund price  information, mailing and wiring instructions and other mutual fund information.

     Toll Free Information And Assistance - Customer service representatives are available to answer questions regarding the Fund and your account(s) between the hours of 8 a.m. and 9 p.m. Eastern Time (Monday through Friday).

     Retirement  Plans - Shares of the Fund may be purchased  for  Self-Employed
Retirement Plans,  Individual  Retirement Accounts (IRAs), Roth IRAs,  Coverdell
Education Savings Accounts,  IRAs, Simplified Employee Pension Plans,  Corporate
Pension Plans, Profit Sharing Plans and Money Purchase Plans.

     Shareholder  Confirmations - You will receive a confirmation statement each time a requested transaction is processed.  However, no confirmations are mailed on certain pre-authorized, systematic transactions, or IRAs. Instead, these will appear on your next consolidated statement.

     Consolidated  Statements  -  Shareholders  of the  Fund  receive  quarterly statements as of the end of March, June,  September and December.  Please review your statement  carefully and notify us immediately if there is a discrepancy or error in your account.

     For shareholders with multiple accounts,  your consolidated  statement will reflect all your current holdings in the Fund. Your accounts are consolidated by social  security  number and zip code.  Accounts in your  household  under other social  security  numbers may be added to your  statement at your request.  Only transactions during the reporting period will be reflected on the statements. An annual summary statement  reflecting all calendar-year  transactions in all your
Fund will be sent after year-end.

     Average Cost  Statement - This  statement may aid you in preparing your tax return and in reporting capital gains and losses to the IRS. If you redeemed any shares  during the calendar  year, a statement  reflecting  your taxable gain or loss for the calendar  year (based on the average cost you paid for the redeemed shares) will be mailed to you following each year-end.  Average cost can only be calculated on accounts  opened on or after January 1, 1984.  Fiduciary  accounts and accounts  with shares  acquired by gift,  inheritance,  transfer,  or by any means other than a purchase cannot be calculated.

     Average cost is one of the IRS approved methods  available to compute gains or losses. You may wish to consult a tax advisor on the other methods available.
The average cost information will not be provided to the IRS.

     Shareholder  Reports - All shareholders will receive reports  semi-annually detailing the financial operations of the Fund.

     Prospectus - An updated prospectus will be mailed to you at least annually.

     Undeliverable  Mail - If mail from the Fund to a shareholder is returned as undeliverable on two or more consecutive  occasions,  the Fund will not send any future  mail to the  shareholder  unless it receives  notification  of a correct mailing address for the  shareholder.  With respect to any redemption  checks or dividend/capital gains distribution checks that are returned as undeliverable or not presented  for payment  within six months,  the Trust  reserves the right to reinvest the check proceeds and any future  distributions  in shares of the Fund at the then-current NAV of the Fund until the Fund receives further instructions from the shareholder.

                             ADDITIONAL INFORMATION

Description of Shares

     The Declaration of Trust permits the Trustees to issue an unlimited  number of full and fractional shares of beneficial  interest of each Fund and to divide or combine such shares into a greater or lesser number of shares without thereby exchanging the proportionate  beneficial interests in the Trust. Each share of a
Fund  represents  an equal  proportionate  interest in that Fund with each other share.  The Trust  reserves  the right to create and issue a number of different funds. Shares of each Fund would participate equally in the earnings, dividends, and assets of that particular fund. Upon liquidation of a Fund, shareholders are entitled  to  share  pro  rata in the net  assets  of such  Fund  available  for distribution to shareholders.

     The Trust presently  offers the following 28 series of shares of beneficial interest, without par value and with the various classes listed:

-------------------------------------------------------- -------------------------------------------------------------
                         FUND                                                    SHARE CLASS
-------------------------------------------------------- -------------------------------------------------------------
Aberdeen Optimal Allocations Fund: Growth                Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------
Aberdeen Optimal Allocations Fund: Moderate Growth       Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------
Aberdeen Optimal Allocations Fund: Moderate              Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
--------------------------------------------------------- -------------------------------------------------------------
Aberdeen Optimal Allocations Fund: Specialty             Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------
Aberdeen Optimal Allocations Fund: Defensive             Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------
Aberdeen China Opportunities Fund                        Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------
Aberdeen Developing Markets Fund                         Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------
Aberdeen Global Financial Services Fund                  Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------
Aberdeen Health Sciences Fund                            Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------
Aberdeen Natural Resources Fund                          Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------
Aberdeen Technology and Communications Fund              Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------
Aberdeen Global Utilities Fund                           Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------
Aberdeen International Equity Fund                       Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------
Aberdeen Select Mid Cap Growth Fund                      Class A, Class B, Class C, Class D, Class R, Institutional
                                                         Service Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------
Aberdeen Select Equity Fund                              Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------
Aberdeen Small Cap Fund                                  Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------
Aberdeen Select Small Cap Fund                           Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------
Aberdeen Tax-Free Income Fund                            Class A, Class B, Class C, Class D, Class X, Class Y
-------------------------------------------------------- -------------------------------------------------------------
Aberdeen Select Growth Fund                              Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------
Aberdeen Equity Long-Short Fund                          Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------
Aberdeen Select Worldwide Fund                           Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------
Aberdeen Hedged Core Equity Fund                         Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------
Aberdeen Market Neutral Fund                             Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------
Aberdeen Small Cap Opportunities Fund                    Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------
Aberdeen Small Cap Growth Fund                           Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------
Aberdeen Small Cap Value Fund                            Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------
Aberdeen Core Plus Income Fund                           Class A, Class B, Class C, Class R, Class S, Institutional
                                                         Service Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------
Aberdeen Core Income Fund                                Class A, Class C, Class R, Institutional Service Class,
                                                         Institutional Class
-------------------------------------------------------- -------------------------------------------------------------

     You have an interest  only in the assets of the Fund whose  shares you own.
Shares of a  particular  class are equal in all respects to other shares of that class.  In the event of  liquidation  of a Fund,  shares of the same  class will share pro rata in the  distribution of the net assets of the Fund with all other shares of that class.  All shares are without par value and when issued and paid for, are fully paid and  nonassessable by the Trust.  Shares may be exchanged or converted as described in this SAI and in the  Prospectus but will have no other preference, conversion, exchange or preemptive rights.

Voting Rights

     Shareholders  of each class of shares have one vote for each share held and a  proportionate  fractional  vote for any  fractional  share held. An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except,  under certain circumstances,  to amend the  Declaration  of  Trust,  the  Investment  Advisory
Agreement,  fundamental investment  objectives,  fundamental investment policies and  fundamental  investment  restrictions,  to elect and  remove  Trustees,  to reorganize  the Trust or any  series or class  thereof  and to act upon  certain other business matters.  In regard to sale of assets;  the change of fundamental investment objectives,  policies and restrictions; the approval of an Investment
Advisory Agreement;  or any other matter for which a shareholder vote is sought, the right to vote is limited to the  holders  of shares of the  particular  Fund affected by the proposal. In addition, holders of shares subject to a Rule 12b-1 fee will vote as a class and not with holders of any other class with respect to the approval of the Distribution Plan.

     To the  extent  that such a meeting  is not  required,  the Trust  does not intend to have an annual or special meeting of shareholders.

                 ADDITIONAL GENERAL TAX INFORMATION FOR THE FUND

Buying a Dividend

     If you are a taxable  investor  and invest in the Fund  shortly  before the record date of a taxable distribution,  the distribution will lower the value of the  Fund's  shares by the  amount of the  distribution,  and you will in effect receive some of your investment back, but in the form of a taxable distribution.

Multi-Class Fund

     The Fund calculates  dividends and capital gain  distributions the same way for each class.  The amount of any  dividends  per share will  differ,  however, generally due to the difference in the distribution and service (Rule 12b-1) and administrative services fees applicable to each class.

Distributions of Net Investment Income

     The  Fund  receives  income  generally  in  the  form  of  interest  on its investments in portfolio securities.  This income, less expenses incurred in the operation  of the  Fund,  constitutes  its  net  investment  income  from  which dividends may be paid to you. If you are a taxable  investor,  any distributions by the Fund from such  income  will be  taxable  to you at  ordinary  income tax rates, whether you take them in cash or in additional shares.

Distributions of Capital Gains

     The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities.  Distributions derived from the excess of net short-term  capital gain over net long-term  capital loss will be taxable to you as ordinary income.  Distributions  paid from the excess of net long-term capital  gain  over  net  short-term  capital  loss  will be  taxable  to you as long-term capital gain,  regardless of how long you have held your shares in the
Fund. Any net short-term or long-term  capital gain realized by the Fund (net of any capital loss  carryovers)  generally will be distributed  once each year and may be  distributed  more  frequently,  if  necessary,  in  order to  reduce  or eliminate federal excise or income taxes on the Fund.

Returns of Capital

     If the Fund's  distributions  exceed its taxable  income and capital  gains realized  during a taxable year, all or a portion of the  distributions  made in the  same  taxable  year  may be  recharacterized  as a  return  of  capital  to shareholders.  A return of capital  distribution  will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported  capital gain or lower reported capital loss when those shares on which the  distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

Investment in Foreign Securities

     The Fund is permitted to invest in foreign  securities as described  above.
Accordingly, the Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Fund's distributions paid to you.

     Effect of foreign debt investments on distributions.  Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income for federal  income tax purposes by the Fund.  Similarly,  foreign  exchange  losses realized  on the sale of debt  securities  generally  are  treated  as  ordinary losses.  These gains when distributed are taxable to you as ordinary income, and
any  losses  reduce  the  Fund's   ordinary  income   otherwise   available  for
distribution  to you.  This  treatment  could  increase or  decrease  the Fund's ordinary  income  distributions  to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.

     PFIC securities. The Fund may invest in securities of foreign entities that could be deemed for federal income tax purposes to be passive foreign investment companies  ("PFICs").  In general,  a PFIC is any foreign  corporation if 75% or more of its gross income for its taxable year is passive income,  or 50% or more of its average assets (by value) are held for the production of passive  income.
When  investing in PFIC  securities,  the Fund intends to  mark-to-market  these securities  under certain  provisions  of the Code and recognize any  unrealized gains as ordinary  income at the end of the Fund's fiscal and excise  (described below) tax years.  Deductions for losses are allowable only to the extent of any current or  previously  recognized  gains.  These gains  (reduced  by  allowable losses) are treated as ordinary  income that the Fund is required to distribute, even though it has not sold or received  dividends  from these  securities.  You should  also be aware  that the  designation  of a  foreign  security  as a PFIC security  will cause its income  dividends to fall outside of the  definition of qualified  foreign  corporation  dividends.  These dividends  generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Fund. In addition, if the Fund is unable to identify an investment as a PFIC and thus  does not  make a  mark-to-market  election,  the Fund may be subject to U.S.  federal  income tax (the effect of which might be  mitigated by making a mark-to-market  election in the year prior to the sale) on a portion of any "excess  distribution"  or gain from the  disposition of such shares even if
such  income  is  distributed  as  a  taxable   dividend  by  the  Fund  to  its
shareholders. Additional charges in the nature of interest may be imposed on the
Fund in respect of deferred taxes arising from such distributions or gains.

Information on the Amount and Tax Character of Distributions

     The Fund will inform you of the amount and character of your  distributions at the time  they  are  paid,  and will  advise  you of the tax  status  of such distributions  for federal  income tax purposes  shortly after the close of each calendar  year.  If you have not held Fund shares for a full year,  the Fund may designate  and  distribute  to you,  as  ordinary  income or  capital  gains,  a percentage  of income  that is not  equal to the  actual  amount of such  income earned during the period of your investment in the Fund.  Taxable  distributions declared by the Fund in December to  shareholders  of record in such month,  but paid in January, are taxable to you as if they were paid in December.

Election to be Taxed as a Regulated Investment Company

     The Fund has  elected,  or intends to elect,  to be treated as a  regulated investment  company under Subchapter M of the Internal Revenue Code ("Code") and intends to so qualify during the current fiscal year. As a regulated  investment company, the Fund generally is not subject to entity level federal income tax on the income and gains it distributes  to you. The Board of Trustees  reserves the right not to distribute the Fund's net long-term capital gain or not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action  to be  beneficial  to  shareholders.  If net  long-term capital  gain is  retained,  the Fund would be taxed on the gain at the  highest corporate tax rate, and shareholders would be notified that they are entitled to a credit or refund for the tax paid by the Fund. If the Fund fails to qualify as a regulated  investment company, the Fund would be subject to federal and state, corporate taxes on its taxable income and gains,  and  distributions to you will be treated as taxable  dividend  income to the extent of the Fund's earnings and profits.

     In order to qualify as a regulated  investment  company for federal  income tax  purposes,  the Fund must meet  certain  asset  diversification,  income and distribution specific requirements, including:

     (i)  The Fund must maintain a diversified portfolio of securities,  wherein no security,  including the securities of a qualified  publicly traded partnership (other than U.S.  government  securities and securities of other  regulated  investment  companies)  can exceed 25% of the Fund's total assets,  and, with respect to 50% of the Fund's total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment  companies) can exceed 5%
          of the Fund's total assets or 10% of the outstanding voting securities of the issuer;

     (ii) The Fund must derive at least 90% of its gross income from  dividends, interest,  payments with respect to securities  loans,  gains from the sale or disposition  of stock,  securities or foreign  currencies,  or other income derived with respect to its business of investing in such stock,  securities,  or  currencies,  and net income  derived  from an interest in a qualified publicly traded partnership; and

     (iii) The Fund  must  distribute  to its  shareholders  at least 90% of its investment  company taxable income and net tax-exempt  income for each of its fiscal years.

Excise Tax Distribution Requirements

     To avoid a 4% federal  excise tax, the Code requires the Fund to distribute to you by December 31 of each year, at a minimum,  the following amounts: 98% of its taxable  ordinary income earned during the calendar year; 98% of its capital gain net income earned  during the  twelve-month  period ending  October 31; and
100% of any  undistributed  amounts  from the prior  year.  The Fund  intends to declare and pay these  distributions in December (or to pay them in January,  in which  case  you  must  treat  them as  received  in  December)  but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Sales, Exchanges and Redemption of Fund Shares

     Sales,  exchanges and redemptions  (including  redemptions in kind) of Fund shares are taxable  transactions  for federal and state income tax purposes.  If you redeem your Fund shares, the Internal Revenue Service requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you  realize  will be a  capital  gain or loss and will be long-term  or  short-term,  generally  depending  on how long you have held your shares. Any  redemption/exchange  fees you incur on shares redeemed or exchanged within 90 days after the date they were  purchased  will  decrease the amount of any  capital  gain (or  increase  any  capital  loss) you realize on the sale or exchange.

     Redemptions at a loss within six months of purchase. Any loss incurred on a redemption  or exchange of shares held for six months or less will be treated as long-term  capital loss to the extent of any long-term  capital gain distributed to you by the Fund on those shares.

     Wash sales.  All or a portion of any loss that you realize on a  redemption of your Fund shares will be  disallowed  to the extent that you buy other shares in the Fund  (through  reinvestment  of dividends or  otherwise)  within 30 days before or after your share  redemption.  Any loss  disallowed  under these rules will be added to your tax basis in the new shares.

     Deferral of basis-- Class A shares only.  In reporting  gain or loss on the sale of your Fund shares, you may be required to adjust your basis in the shares you sell under the following circumstances:

     IF:

     o    In your original purchase of Fund shares,  you received a reinvestment right (the right to reinvest your sales  proceeds at a reduced or with no sales charge),
     o    You sell some or all of your  original  shares within 90 days of their purchase, and
     o    You reinvest the sales  proceeds in the Fund or in another  fund,  and the sales charge that would otherwise apply is reduced or eliminated;

     THEN:

     In reporting  any gain or loss on your sale,  all or a portion of the sales charge that you paid for your  original  shares is  excluded  from your tax basis in the shares sold and added to your tax basis in the new shares.

U.S. Government Securities

     Income earned on certain U.S.  government  obligations is exempt from state and local  personal  income taxes if earned  directly by you.  States also grant tax-free  status  to  dividends  paid to you  from  interest  earned  on  direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by
the  Fund  in  certain  other   obligations,   such  as  repurchase   agreements
collateralized  by U.S.  government  obligations,  commercial  paper and federal agency-backed obligations (e.g., GNMA) or FNMA obligations),  generally does not qualify  for  tax-free  treatment.  The rules on  exclusion  of this  income are different for corporations.

Qualified Dividend Income for Individuals

     For  individual  shareholders,  a portion of the dividends paid by the Fund may be qualified  dividend  income,  which is eligible for taxation at long-term capital gain rates.  This reduced rate generally is available for dividends paid by the Fund out of  dividends  earned  on the  Fund's  investment  in  stocks of domestic corporations and qualified foreign corporations.  Either none or only a nominal  portion of the  dividends  paid by the Fund will be qualified  dividend income because the Fund invests primarily in debt instruments.  Income dividends from interest earned by the Fund on debt securities will continue to be taxed at the higher ordinary income tax rates.

     Both  the  Fund  and  the  investor  must  meet  certain   holding   period
requirements  to qualify Fund dividends for this  treatment.  Specifically,  the
Fund  must  hold the  stock  for at  least 61 days  during  the  121-day  period beginning 60 days before the stock  becomes  ex-dividend.  Similarly,  investors must hold their  Fund  shares for at least 61 days  during  the  121-day  period beginning 60 days before the Fund distribution goes ex-dividend. The ex-dividend date is the first date  following  the  declaration  of a dividend  on which the purchaser  of stock is not  entitled  to  receive  the  dividend  payment.  When counting the number of days you held your Fund shares,  include the day you sold your shares but not the day you acquired these shares.

     While the income  received in the form of a qualified  dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term  capital  losses against  qualified dividend income on your federal income tax return. Any qualified dividend income that  you  elect  to be taxed at these  reduced  rates  also  cannot  be used as investment income in determining your allowable investment interest expense. For other  limitations on the amount of or use of qualified  dividend income on your income tax return, please contact your personal tax advisor.

     After the close of its fiscal year,  the Fund will designate the portion of its ordinary  dividend  income that meets the  definition of qualified  dividend income  taxable at reduced  rates.  If 95% or more of the Fund's  income is from qualified  sources,  it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

Dividends-Received Deduction for Corporations

     For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the dividends-received  deduction.  The portion of dividends paid by the Fund that so qualifies  will be  designated  each year in a notice mailed to the  Fund's  shareholders,  and  cannot  exceed  the gross  amount of  dividends received by the Fund from domestic (U.S.) corporations that would have qualified for the dividends-received  deduction in the hands of the Fund if the Fund was a regular corporation. Either none or only a nominal portion of the dividends paid by the Fund will be  eligible  for the  corporate  dividends-received  deduction because the Fund invests primarily in debt instruments.

     The availability of the dividends-received  deduction is subject to certain holding  period and debt  financing  restrictions  imposed under the Code on the corporation  claiming the  deduction.  The amount that the Fund may designate as eligible for the  dividends-received  deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were  debt-financed or held by the Fund for less than a minimum  period of time,  generally 46 days during a
91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your  Fund  shares  are  debt-financed  or held by you for less than a 46-day period then the  dividends-received  deduction for Fund dividends on your shares may also be reduced or eliminated.  Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion)
must be included in your alternative minimum taxable income calculation.

Investment in Complex Securities

     The Fund may invest in complex securities that could be subject to numerous special and complex tax rules.  These rules could  accelerate the recognition of income by the Fund  (possibly  causing the Fund to sell  securities to raise the cash for necessary distributions) and/or defer the Fund's ability to recognize a loss, and, in limited cases,  subject the Fund to U.S. federal income tax. These rules could also affect  whether gain or loss  recognized by the Fund is treated as ordinary or capital,  or as interest or dividend  income.  These rules could, therefore,  affect the amount,  timing or character of the income distributed to you by the Fund. For example:

     Derivatives.  The Fund is permitted to invest in certain options,  futures, forwards or foreign  currency  contracts.  If the Fund makes these  investments, under certain provisions of the Code, it may be required to mark-to-market these contracts and recognize for federal income tax purposes any unrealized gains and losses at its fiscal year end even though it  continues  to hold the  contracts.
Under these  provisions,  gains or losses on the  contracts  generally  would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain  foreign  currency  contracts  would be treated as ordinary income or losses.  In  determining  its net income for excise tax purposes,  the Fund also would be required to  mark-to-market  these contracts  annually as of October 31
(for capital gain net income and ordinary  income  arising from certain  foreign currency  contracts),  and to realize and  distribute  any resulting  income and gains.

     Short sales and securities  lending  transactions.  The Fund's entry into a short sale  transaction  or an option or other  contract could be treated as the
"constructive  sale"  of an  "appreciated  financial  position,"  causing  it to realize gain, but not loss, on the position. Additionally, the Fund's entry into securities  lending  transactions may cause the replacement income earned on the loaned  securities  to fall  outside of the  definition  of  qualified  dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

     Tax straddles.  The Fund's  investment in options,  futures,  forwards,  or foreign currency contracts in connection with certain hedging transactions could cause it to hold offsetting positions in securities.  If the Fund's risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds  other  securities,  the Fund  could be deemed to have entered  into a tax  "straddle"  or to hold a  "successor  position"  that would require any loss realized by it to be deferred for tax purposes.

     Convertible  debt.  Convertible  debt is  ordinarily  treated  as a "single property"  consisting of a pure debt interest until conversion,  after which the investment  becomes an equity  interest.  If the security is issued at a premium
(i.e.,  for cash in  excess  of the face  amount  payable  on  retirement),  the creditor-holder  may  amortize  the  premium  over the life of the bond.  If the
security   is  issued  for  cash  at  a  price  below  its  face   amount,   the
creditor-holder  must accrue  original issue discount in income over the life of the debt.

     Securities  purchased  at  discount.  The Fund is  permitted  to  invest in securities  issued or  purchased  at a discount  such as zero  coupon,  deferred interest  or  payment-in-kind  (PIK)  bonds that could  require it to accrue and distribute income not yet received. If it invests in these securities,  the Fund could be required to sell  securities in its portfolio  that it otherwise  might have  continued  to hold in  order to  generate  sufficient  cash to make  these distributions.

     Credit default swap agreements. The Fund may enter into credit default swap agreements.  The rules governing the tax aspects of swap agreements that provide for contingent  nonperiodic  payments of this type are in a developing stage and are not entirely clear in certain aspects.  Accordingly,  while the Fund intends to account for such  transactions in a manner deemed to be appropriate,  the IRS might not accept such  treatment.  The Fund intends to monitor  developments  in this area. Certain requirements that must be met under the Code in order for the
Fund to qualify as a regulated  investment company may limit the extent to which the Fund will be able to engage in credit default swap agreements.

     Investment in taxable mortgage pools (excess  inclusion  income).  The Fund may invest in U.S.-qualified  REITs that hold residual  interests in real estate mortgage investment conduits (REMICs) or which are, or have certain wholly-owned subsidiaries  that are,  "taxable  mortgage pools." Under a Notice issued by the
IRS, the Code and  Treasury  regulations  to be issued,  a portion of the Fund's income from a  U.S.-qualified  REIT that is  attributable to the REIT's residual interest in a REMIC or equity  interests in a taxable mortgage pool (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated  investment company,  such as the Fund, will be allocated to shareholders of the regulated  investment company in  proportion  to the dividends  received by such  shareholders,  with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable,  taxable  mortgage pool directly.  In general,  excess  inclusion income  allocated to shareholders  (i) cannot be offset by net operating  losses
(subject to a limited  exception  for certain  thrift  institutions),  (ii) will constitute  unrelated  business  taxable income (UBTI) to entities  (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other  tax-exempt  entity) subject to tax on UBTI,  thereby  potentially requiring  such an  entity  that  is  allocated  excess  inclusion  income,  and otherwise  might not be required to file a tax return,  to file a tax return and pay tax on such income,  and (iii) in the case of a non-U.S.  shareholder,  will not qualify for any reduction in U.S. federal  withholding tax. In addition,  if at any  time  during  any  taxable  year a  "disqualified  organization"  (which generally includes certain  cooperatives,  governmental  entities and tax-exempt organizations that are not subject to tax on UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that  portion of its excess  inclusion  income for the taxable year that is allocable to the disqualified  organization,  multiplied by the highest federal income tax rate imposed on corporations.  The Notice imposes certain  reporting  requirements upon regulated  investment  companies that have
excess  inclusion  income.   While  the  Fund  does  not  intend  to  invest  in
U.S.-qualified  REITs,  a substantial  portion of the assets of which  generates excess  inclusion  income,  there  can be no  assurance  that the Fund  will not allocate to shareholders excess inclusion income.

     The rules  concerning  excess  inclusion  income  are  complex  and  unduly burdensome in their current form, and the Fund is awaiting further guidance from the IRS on how these rules are to be  implemented.  Shareholders  should talk to their  tax  advisors  about  whether  an  investment  in the Fund is a  suitable investment  given the  potential  tax  consequences  of the Fund's  receipt  and distribution of excess inclusion income.

     Investments in securities of uncertain tax  character.  The Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such  securities  or the income  from such  securities  differs  from the tax treatment  expected  by the Fund,  it could  affect the timing or  character  of income  recognized  by  the  Fund,  requiring  the  Fund  to  purchase  or  sell securities,  or otherwise change its portfolio,  in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding

     By law,  the Fund must  withhold a portion of your  taxable  dividends  and sales proceeds unless you:

     o    provide  your  correct  social  security  or  taxpayer  identification number,
     o    certify that this number is correct,
     o    certify that you are not subject to backup withholding, and
     o    certify that you are a U.S. person (including a U.S. resident alien).

     The  Fund  also  must  withhold  if the  IRS  instructs  it to do so.  When withholding  is  required,  the amount will be 28% of any  dividends or proceeds paid.  The special U.S. tax  certification  requirements  applicable to non-U.S.
investors are described under the "Non-U.S. Investors" heading below.

Non-U.S. Investors

     Non-U.S.  investors  (shareholders  who,  as to the  United  States,  are a nonresident alien individual,  foreign trust or estate, foreign corporation,  or foreign  partnership) may be subject to U.S.  withholding and estate tax and are subject to special  U.S.  tax  certification  requirements.  Non-U.S.  investors
should  consult  their  tax  advisors  about  the   applicability  of  U.S.  tax
withholding and the use of the appropriate forms to certify their status.

     In general.  The United  States  imposes a flat 30%  withholding  tax (or a withholding tax at a lower treaty rate) on U.S. source  dividends,  including on income dividends paid to you by the Fund,  subject to an exemption for dividends designated as capital gain dividends.  However,  notwithstanding  such exemption from U.S.  withholding at the source,  any dividends and distributions of income and capital  gains,  including  the proceeds  from the sale of your Fund shares, will be subject to backup  withholding  at a rate of 28% if you fail to properly certify that you are not a U.S. person.

     Capital gain dividends.  In general,  capital gain dividends  designated by the Fund and paid from  long-term  capital  gains  (other than gain  realized on disposition of U.S. real property interests) are not subject to U.S. withholding tax unless you are a nonresident  alien individual  present in the United States for a period or periods aggregating 183 days or more during the taxable year.

     Short-term  capital gain and  interest-related  dividends - exemptions have expired.  The exemptions from U.S.  withholding for short-term  capital gain and interest-related dividends paid by the Fund to non-U.S. investors terminated and are no longer be available  for  dividends  paid by the Fund with respect to its taxable years  beginning  after  October 31, 2008,  unless such  exemptions  are reinstated. Even if such exemptions are reinstated, the Fund or intermediary may not  support  such  exemptions.  The Fund  reserves  the right to not  designate interest-related  or short-term capital gain dividends.  Additionally,  any such designation by the Fund of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

     Effectively  connected  income.  If you hold your Fund shares in connection with a U.S.  trade  or  business,  your  income  and  gains  will be  considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

     Investment in U.S. real property.  The Fund may invest in equity securities of corporations that invest in U.S. real property,  including REITs. The sale of a U.S.  real property  interest  (USRPI) by a REIT in which the Fund invests may trigger special tax consequences to the Fund's non-U.S. shareholders.

     The Foreign  Investment  in Real  Property Tax Act of 1980  (FIRPTA)  makes
non-U.S.  persons  subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person.  Such gain is sometimes referred to as FIRPTA gain. The Code provides a  look-through  rule for  distributions  of FIRPTA gain by a regulated investment company (RIC), such as the Fund, from a REIT as follows:

     o    The RIC is  classified  as a  qualified  investment  entity.  A RIC is classified  as a  "qualified  investment  entity"  with  respect  to a distribution  to a non-US  person  which is  attributable  directly or indirectly to a distribution from a REIT if, in general, more than 50%
          of the RIC's  assets  consists  of  interests  in REITs and U.S.  real property holding corporations; and
     o    You are a  non-U.S.  shareholder  that owns more than 5% of a class of
          Fund shares at any time during the one-year  period ending on the date of the distribution.
     o    If these conditions are met, the Fund distributions to you are treated as gain from the disposition of a USRPI,  causing the distributions to be subject to U.S.  withholding  tax at a rate of 35%,  and  requiring that you file a nonresident U.S. income tax return.
     o    In  addition,  even if you do not own more  than 5% of a class of Fund shares,  but the  Fund is a  qualified  investment  entity,  the  Fund distributions  to you will be taxable as  ordinary  dividends  (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.

     Because  the Fund  expects  to invest  less  than 50% of its  assets at all times,  directly or indirectly in U.S. real property interests,  it expects that neither gain on the sale or  redemption  of Fund shares nor Fund  dividends  and distributions would be subject to FIRPTA reporting and tax withholding.

     U.S.  estate tax. An  individual  who, at the time of death,  is a Non-U.S.
shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the  graduated  rates  applicable to U.S.  citizens and  residents, unless  a treaty  exception  applies.  If a treaty  exemption  is  available,  a decedent's estate may nonetheless need to file a U.S. estate tax return to claim the  exemption  in order to  obtain a U.S.  federal  transfer  certificate.  The transfer  certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released.  In the absence of a treaty, there is a $13,000 statutory estate tax credit  (equivalent to U.S. situs assets with a value of $60,000).  For estates  with U.S.  situs assets of not more than
$60,000,  the Fund may accept, in lieu of a transfer  certificate,  an affidavit from an appropriate  individual evidencing that decedent's U.S. situs assets are below  this  threshold  amount.  Transfers  by gift of  shares  of the Fund by a
non-U.S.  shareholder who is a nonresident  alien individual will not be subject to U.S.  federal  gift  tax.  The tax  consequences  to a  non-U.S.  shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

     U.S tax certification  rules.  Special U.S. tax certification  requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder's country of residence.  In general, a non-U.S.  shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person,  to claim that you are the beneficial owner of the income and, if applicable,  to claim a reduced rate of, or exemption from,  withholding as a  resident  of a country  with  which the  United  States  has an income tax treaty. A Form W-8 BEN provided without a U.S.  taxpayer  identification  number will  remain in effect for a period  beginning  on the date signed and ending on the last day of the third  succeeding  calendar year unless an earlier change of circumstances makes the information on the form incorrect.

     The tax  consequences  to a  Non-U.S.  shareholder  entitled  to claim  the benefits  of an  applicable  tax treaty may be  different  from those  described herein.  Non-U.S.  shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

Effect of Future Legislation; Local Tax Considerations

     The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly  change the conclusions  expressed herein, and any such changes or decisions  may  have a  retroactive  effect  with  respect  to the  transactions contemplated  herein.  Rules of state and local  taxation  of  ordinary  income, qualified  dividend  income and capital gain dividends may differ from the rules for U.S.  federal income taxation  described  above.  Distributions  may also be subject  to  additional  state,  local  and  foreign  taxes  depending  on  each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S.
tax rules that differ  significantly  from those summarized above.  Shareholders are urged to consult  their tax  advisers  as to the  consequences  of these and other state and local tax rules affecting investment in the Fund.

     This discussion of "ADDITIONAL GENERAL TAX INFORMATION FOR THE FUND" is not
intended  or written to be used as tax advice and does not  purport to deal with all federal tax consequences applicable to all categories of investors,  some of which may be subject to special  rules.  You should consult your own tax advisor regarding your particular circumstances before making an investment in the Fund.

                               MAJOR SHAREHOLDERS

     Prior to the date of this SAI,  the Fund had not yet  commenced  operations and the Fund did not have any shareholders.

                              FINANCIAL STATEMENTS

     A copy of the Fund's annual  reports (when  available) may be obtained upon request  and  without  charge by writing or by calling  Citi,  at the  telephone number on the back cover of the  Fund's  Prospectus.  The annual  report for the fiscal year ending  October 31, 2009 will become  available to  shareholders  in
December 2009. The semi-annual report for the fiscal period ended April 30, 2009 will become available to Shareholders in June 2009.

                                   APPENDIX A

                                  DEBT RATINGS

                         STANDARD & POOR'S DEBT RATINGS

     A  Standard  & Poor's  corporate  or  municipal  debt  rating  is a current assessment  of the  creditworthiness  of an obligor  with  respect to a specific obligation.  This  assessment  may  take  into  consideration  obligors  such as guarantors, insurers, or lessees.

     The debt  rating  is not a  recommendation  to  purchase,  sell,  or hold a security,  inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or  obtained by  Standard & Poor's  from other  sources it  considers reliable.  Standard & Poor's  does not perform an audit in  connection  with any rating and may,  on  occasion,  rely on  unaudited  financial  information.  The ratings may be changed,  suspended,  or  withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

     The ratings are based, in varying degrees, on the following considerations:

     1.   Likelihood of default - capacity and  willingness of the obligor as to
          the  timely   payment  of  interest  and  repayment  of  principal  in
          accordance with the terms of the obligation.

     2.   Nature of and provisions of the obligation.

     3.   Protection  afforded by, and relative  position of, the  obligation in the event of bankruptcy,  reorganization,  or other  arrangement under the laws of bankruptcy and other laws affecting.

                                INVESTMENT GRADE

     AAA - Debt  rated  "AAA" has the  highest  rating  assigned  by  Standard &
Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA - Debt rated "AA" has a very strong  capacity to pay  interest and repay principal and differs from the highest rated issues only in small degree.

     A - Debt  rated  "A"  has a  strong  capacity  to pay  interest  and  repay principal  although it is somewhat more  susceptible  to the adverse  effects of changes in  circumstances  and  economic  conditions  than debt in higher  rated categories.

     BBB - Debt rated "BBB" is  regarded  as having an adequate  capacity to pay interest and repay principal.  Whereas it normally exhibits adequate  protection parameters,  adverse  economic  conditions  or changing  circumstances  are more likely to lead to a weakened  capacity to pay interest and repay  principal  for debt in this category than in higher rated categories.

                                SPECULATIVE GRADE

     Debt  rated  "BB",  "B",  "CCC",   "CC"  and  "C"  is  regarded  as  having
predominantly  speculative  characteristics  with  respect  to  capacity  to pay interest and repay principal. "BB" indicates the least degree of speculation and
"C" the highest.  While such debt will likely have some  quality and  protective characteristics,  these are  outweighed  by large  uncertainties  or major  risk exposures to adverse conditions.

     BB - Debt rated "BB" is less  vulnerable to default than other  speculative issues.  However,  it faces major ongoing  uncertainties  or exposure to adverse business,  financial,  or economic  conditions  which  could lead to  inadequate capacity to meet timely interest and principal payments.

     B - Debt rated "B" has a greater  vulnerability to default than obligations rated BB but currently has the capacity to meet interest  payments and principal repayments.  Adverse  business,  financial,  or economic  conditions will likely impair capacity or willingness to pay interest and repay principal.

     CCC - Debt rated "CCC" is currently vulnerable to default, and is dependent upon  favorable  business,  financial,  and economic  conditions  to meet timely payment  of  interest  and  repayment  of  principal.  In the  event of  adverse business,  financial,  or  economic  conditions,  it is not  likely  to have the capacity to pay interest and repay principal.

     CC  -  Debt  rated  "CC"  typically  is  currently  highly   vulnerable  to
nonpayment.

     C - Debt rated "C" signifies that a bankruptcy petition has been filed, but debt service payments are continued.

     D - Debt rated "D" is in payment  default.  The "D" rating category is used when interest  payments or principal  payments are not made on the date due even if the  applicable  grace  period  has not  expired,  unless  Standard  & Poor's believes  that such  payments  will be made  during such grade  period.  The "D"
rating  also  will be used  upon the  filing of a  bankruptcy  petition  if debt service payments are jeopardized.

                         MOODY'S LONG-TERM DEBT RATINGS

     Aaa - Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest  degree of investment  risk and are generally  referred to as
"gilt edged." Interest  payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change,  such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds  which are  rated Aa are  judged  to be of high  quality  by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds  because  margins of protection may not be as large as in Aaa securities or fluctuation of protective elements  may be of greater  amplitude  or there may be other  elements  present which make the long-term risk appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many  favorable  investment  attributes and are to be considered  as  upper-medium  grade  obligations.  Factors  giving security to principal and interest are considered adequate,  but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa - Bonds which are rated Baa are considered as medium-grade  obligations
(i.e., they are neither highly protected nor poorly secured).  Interest payments and principal  security appear  adequate for the present but certain  protective elements may be lacking or may be  characteristically  unreliable over any great length of time. Such bonds lack outstanding  investment  characteristics  and in fact have speculative characteristics as well.

     Ba - Bonds  which are rated Ba are  judged  to have  speculative  elements;
their future cannot be considered well-assured. Often the protection of interest and principal  payments may be very moderate,  and thereby not well  safeguarded during  both  good  and bad  times  over the  future.  Uncertainty  of  position characterizes bonds in this class.

     B - Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal  payments or of  maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present  elements of danger with respect to principal or interest.

     Ca - Bonds which are rated Ca represent  obligations  which are speculative in a high  degree.  Such  issues  are  often in  default  or have  other  marked shortcomings.

     C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having  extremely  poor  prospects of ever attaining any real investment standing.

                            STATE AND MUNICIPAL NOTES

     Excerpts from Moody's, description of state and municipal note ratings:

     MIG-1- Notes bearing this  designation  are of the best  quality,  enjoying strong  protection from established cash flows of funds for their servicing from established and board-based access to the market for refinancing, or both.

     MIG-2- Notes bearing this designation are of high quality,  with margins of protection ample although not so large as in the preceding group.

     MIG-3- Notes bearing this  designation are of favorable  quality,  with all security elements accounted for but lacking the strength of the preceding grade.
Market  access  for  refinancing,  in  particular,  is  likely  to be less  well established.

                            FITCH, INC. BOND RATINGS

     Fitch  investment  grade  bond  ratings  provide  a guide to  investors  in determining the credit risk associated with a particular  security.  The ratings represent Fitch's  assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

     The rating  takes into  consideration  special  features of the issue,  its relationship  to other  obligations of the issuer,  the current and  prospective financial  condition and operating  performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

     Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

     Bonds  that  have  the  same  rating  are of  similar  but not  necessarily identical credit quality since the rating  categories do not fully reflect small differences in the degrees of credit risk.

     Fitch ratings are not  recommendations  to buy,  sell, or hold any security ratings do not comment on the adequacy of market price,  the  suitability of any security for a particular  investor,  or the tax-exempt  nature or taxability of payments made in respect of any security.

     Fitch  ratings  are  based on  information  obtained  from  issuers,  other obligors,  underwriters,  their experts,  and other sources Fitch believes to be reliable.  Fitch  does not  audit  or  verify  the  truth  or  accuracy  of such information.  Ratings may be changed,  suspended,  or  withdrawn  as a result of changes in, or the unavailability of, information or for other reasons.

     AAA  Bonds   considered   investment  grade  and  representing  the  lowest
expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial  commitments,  a capacity that is highly unlikely to be adversely affected by foreseeable events.

     AA Bonds considered to be investment grade and of very high credit quality.
This rating  indicates a very strong  capacity  for timely  payment of financial commitments,  a capacity that is not  significantly  vulnerable  to  foreseeable events.

     A Bonds  considered to be investment  grade and represent a low expectation of credit risk.  This rating  indicates a strong  capacity for timely payment of financial commitments.  This capacity may,  nevertheless,  be more vulnerable to changes in ec onomic conditions or circumstances than long term debt with higher ratings.

     BBB Bonds  considered  to be in the lowest  investment  grade and indicates that there is currently low  expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate,  but adverse changes in economic conditions and circumstances are more likely to impair this capacity.

     BB Bonds are considered speculative.  This rating indicates that there is a possibility  of credit risk  developing,  particularly  as the result of adverse economic changes over time; however,  business or financial  alternatives may be available to allow  financial  commitments to be met.  Securities  rated in this category are not investment grade.

     B Bonds are  considered  highly  speculative.  This rating  indicates  that significant  credit risk is  present,  but a limited  margin of safety  remains.
Financial  commitments are currently being met; however,  capacity for continued
payment  is  contingent  upon  a  sustained,  favorable  business  and  economic environment.

     CCC, CC Bonds are  considered a high default risk.  Default is a real and C possibility.  Capacity for meeting financial  commitments is solely reliant upon sustained,  favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" rating signal imminent default.

     DDD,  DD Bonds are in  default.  Such bonds are not  meeting  current and D
obligations  and  are  extremely  speculative.   "DDD"  designates  the  highest
potential for recovery of amounts outstanding on any securities involved and "D"
represents the lowest potential for recovery.

                               SHORT-TERM RATINGS

                   STANDARD & POOR'S COMMERCIAL PAPER RATINGS

     A Standard & Poor's commercial paper rating is a current  assessment of the likelihood  of timely  payment of debt  considered  short-term  in the  relevant market.

     Ratings  are graded into  several  categories,  ranging  from `A-1' for the highest  quality  obligations  to "D" for the lowest.  These  categories  are as follows:

     A-1 - This highest  category  indicates that the degree of safety regarding timely payment is strong.  Those issues  determined to possess  extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2 -  Capacity  for  timely  payment on issues  with this  designation  is satisfactory.  However,  the  relative  degree  of  safety is not as high as for issues designated "A-1".

     A-3 - Issues carrying this  designation  have adequate  capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     B - Issues rated "B" are regarded as having only  speculative  capacity for timely payment.

     C - This rating is assigned to short-term  debt  obligations  with doubtful capacity for payment.

     D - Debt rated "D" is in payment  default.  The "D" rating category is used when interest payments or principal  payments are not made on the date due, even if the  applicable  grace  period  has not  expired,  unless  Standard  & Poor's believes that such payments will be made during such grade period.

                         STANDARD & POOR'S NOTE RATINGS

     A  Standard  & Poor's  note  rating  reflects  the  liquidity  factors  and market-access  risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

     The following criteria will be used in making the assessment:

     1.   Amortization  schedule  - the larger the final  maturity  relative  to other  maturities,  the more  likely  the issue is to be  treated as a note.

     2.   Source of  payment - the more the issue  depends on the market for its refinancing, the more likely it is to be considered a note.

     Note rating symbols and definitions are as follows:

     SP-1 - Strong capacity to pay principal and interest.  Issues determined to possess very strong  capacity to pay principal and interest are given a plus (+)
designation.

     SP-2 -  Satisfactory  capacity to pay  principal  and  interest,  with some vulnerability  to adverse  financial  and economic  changes over the term of the notes.

     SP-3 - Speculative capacity to pay principal and interest.

                           MOODY'S SHORT-TERM RATINGS

     Moody's  short-term  debt ratings are opinions on the ability of issuers to repay punctually  senior debt  obligations.  These  obligations have an original maturity not exceeding one year, unless  explicitly  noted.  Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

     Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term debt obligations.  Prime-1 repayment capacity will normally be evidenced by the following characteristics:  (I) leading market positions  in well  established  industries,  (II) high rates of return on funds employed, (III) conservative capitalization structures with moderate reliance on debt and ample asset  protection,  (IV) broad  margins in  earnings  coverage of fixed  financial  charges  and  high  internal  cash  generation,  and (V)  well established  access to a range of  financial  markets  and  assured  sources  of alternative liquidity.

     Issuers rated Prime-2 (or supporting  institutions)  have a strong capacity for  repayment  of  short-term  promissory  obligations.  This will  normally be evidenced by many of the  characteristics  cited above,  but to a lesser degree.
Earnings  trends and  coverage  ratios,  while  sound,  will be more  subject to variation. Capitalization characteristics,  while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Issuers  rated  Prime-3 (or  supporting  institutions)  have an  acceptable capacity  for  repayment of  short-term  promissory  obligations.  The effect of
industry   characteristics  and  market  composition  may  be  more  pronounced.
Variability in earnings and  profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.
Adequate alternate liquidity is maintained.

     Issuers  rated  Not  Prime  do not  fall  within  any of the  prime  rating categories.

                              MOODY'S NOTE RATINGS

     MIG 1/VMIG 1 - This  designation  denotes  best  quality.  There is present strong  protection by  established  cash flows,  superior  liquidity  support or demonstrated broad based access to the market for refinancing.

     MIG 2/VMIG 2 - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

     MIG 3/VMIG 3 - This designation  denotes  favorable  quality.  All security elements are accounted for but there is lacking the  undeniable  strength of the preceding  grades.  Liquidity and cash flow  protection may be narrow and market access for refinancing is likely to be less well established.

     MIG  4/VMIG  4 - This  designation  denotes  adequate  quality.  Protection commonly regarded as required of an investment  security is present and although not distinctly or predominantly speculative, there is specific risk.

     SG - This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

                           FITCH'S SHORT-TERM RATINGS

     Fitch's  short-term  ratings apply to debt  obligations that are payable on demand or have original  maturities of up to three years,  including  commercial paper, certificates of deposit,  medium-term notes, and municipal and investment notes.

     The short-term  rating places greater  emphasis than a long-term  rating on the  existence of liquidity  necessary  to meet the  issuer's  obligations  in a timely manner.

     F-1+ - Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1 - Very strong credit  quality.  Issues  assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

     F-2 - Good credit quality.  Issues assigned this rating have a satisfactory degree of assurance for timely  payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

                 APPENDIX B - PROXY VOTING GUIDELINES SUMMARIES

                         Aberdeen Asset Management Inc.

                       Summary of Proxy Voting Guidelines

GENERAL

     The Board of Trustees of Aberdeen  Funds (the  "Trust")  has  approved  the delegation of the authority to vote proxies  relating to the securities  held in the  Fund to the  Fund's  investment  adviser,  after  the  Board  reviewed  and considered  the proxy voting  policies  and  procedures  used by the  investment adviser of the Fund.  The  adviser  uses an  independent  service  provider,  as described below.

     Aberdeen  Asset  Management  Inc.'s  ("Aberdeen")  goal in performing  this service is to make proxy voting decisions: (i) to vote or not to vote proxies in a manner  that serves the best  economic  interests  of the Fund;  and (ii) that avoid the influence of conflicts of interest.  To implement this goal,  Aberdeen has adopted proxy voting guidelines (the "Proxy Voting Guidelines") to assist it in making proxy voting  decisions  and in  developing  procedures  for effecting those decisions.  The Proxy Voting  Guidelines are designed to ensure that where
Aberdeen  has  the  authority  to  vote  proxies,  all  legal,  fiduciary,   and
contractual obligations will be met.

     The Proxy Voting  Guidelines  address a wide variety of individual  topics,
including,  among  other  matters,   shareholder  voting  rights,  anti-takeover
defenses, board structures and the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals.

     The proxy voting records for the year ended June 30, 2008 of the Funds will be made available to  shareholders  on the Trust's website and the SEC's website before August 31, 2008.

HOW PROXIES ARE VOTED

     Aberdeen has delegated to Institutional  Shareholder  Services ("ISS"),  an
independent  service  provider,  the  administration  of proxy  voting  for Fund portfolio securities directly managed by Aberdeen.  ISS, a Delaware corporation, provides  proxy-voting  services  to many asset  managers on a global  basis.  A committee  of  Aberdeen  personnel  has  reviewed,  and will  continue to review annually,  the  relationship  with ISS and the quality and  effectiveness of the various services provided by ISS.

     Specifically,  ISS  assists  Aberdeen  in the proxy  voting  and  corporate governance  oversight  process by developing  and updating the "ISS Proxy Voting
Guidelines,"  which are incorporated  into the Proxy Voting  Guidelines,  and by providing research and analysis,  recommendations  regarding votes,  operational implementation, and recordkeeping and reporting services. Aberdeen's decision to retain ISS is based principally on the view that the services that ISS provides, subject  to  oversight  by  Aberdeen,  generally  will  result  in proxy  voting decisions  which serve the best  economic  interests  of Clients.  Aberdeen  has reviewed,  analyzed,  and  determined  that the ISS Proxy Voting  Guidelines are consistent  with the views of Aberdeen on the various types of proxy  proposals.
When the ISS Proxy Voting Guidelines do not cover a specific proxy issue and ISS does not  provide  a  recommendation:  (i) ISS will  notify  Aberdeen;  and (ii)
Aberdeen will use its best judgment in voting  proxies on behalf of the Clients.
A summary of the ISS Proxy Voting Guidelines is set forth below.

CONFLICTS OF INTEREST

     Aberdeen  does  not  engage  in  investment   banking,   administration  or
management of corporate  retirement  plans, or any other activity that is likely to create a potential  conflict of interest.  In addition,  because Fund proxies are voted by ISS pursuant to the  pre-determined  ISS Proxy  Voting  Guidelines,
Aberdeen  generally  does  not  make an  actual  determination  of how to vote a particular  proxy,  and,  therefore,  proxies voted on behalf of the Fund do not reflect any conflict of  interest.  Nevertheless,  the Proxy  Voting  Guidelines address the possibility of such a conflict of interest arising.

     The Proxy Voting  Guidelines  provide  that,  if a proxy  proposal  were to create a conflict  of  interest  between  the  interests  of a Fund and those of
Aberdeen (or between a Fund and those of any of Aberdeen's affiliates), then the proxy should be voted strictly in conformity with the  recommendation of ISS. To monitor  compliance  with this policy,  any proposed or actual  deviation from a recommendation  of ISS must be reported to the chief counsel for  Aberdeen.  The chief counsel for Aberdeen then will provide  guidance  concerning  the proposed deviation and whether a deviation  presents any potential  conflict of interest.
If Aberdeen then casts a proxy vote that  deviates  from an ISS  recommendation, the affected Fund (or other  appropriate  Fund authority) will be given a report of this deviation.

CIRCUMSTANCES UNDER WHICH PROXIES WILL NOT BE VOTED

     Aberdeen, through ISS, shall attempt to process every vote for all domestic and foreign  proxies  that they  receive;  however,  there may be cases in which
Aberdeen will not process a proxy because it is  impractical or too expensive to do so. For  example,  Aberdeen  will not  process a proxy in  connection  with a foreign  security if the cost of voting a foreign proxy outweighs the benefit of voting the  foreign  proxy,  when  Aberdeen  has not been given  enough  time to process the vote, or when a sell order for the foreign  security is  outstanding and proxy voting would impede the sale of the foreign security.  Also,  Aberdeen generally  will not seek to recall  the  securities  on loan for the  purpose of voting the securities unless Aberdeen  determines that the issue presented for a vote warrants recalling the security.

DELEGATION OF PROXY VOTING TO SUB-ADVISERS TO FUNDS

     For any Fund that is directly managed by a sub-adviser, the Trustees of the
Fund and Aberdeen have delegated proxy voting authority to the sub-adviser.  The sub-adviser  has provided its proxy voting  policies to the Board of Trustees of the Trust and  Aberdeen  for their  respective  review  and these  proxy  voting policies  are  described  below.  The  sub-adviser  is required (1) to represent quarterly to Aberdeen  that all proxies of the Fund  advised by the  sub-adviser were  voted in  accordance  with the  sub-adviser's  proxy  voting  policies  as provided to Aberdeen and (2) to confirm that there have been no material changes to the sub-adviser's proxy voting policies.

2007 ISS Proxy Voting Guidelines Summary

The following is a concise summary of the ISS proxy voting policy guidelines for
2007.

1.   Auditors

Vote  CASE-BY-CASE  on shareholder  proposals on auditor  rotation,  taking into account these factors:

     o    Tenure of the audit firm
     o    Establishment  and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price
     o    Length of the rotation period  advocated in the proposal o Significant audit-related issues
     o    Number of audit committee meetings held each year
     o    Number of financial experts serving on the committee

2.   Board of Directors

Voting on Director Nominees in Uncontested Elections

Generally, vote CASE-BY-CASE.  But WITHHOLD votes from:

     o    Insiders  and  affiliated  outsiders  on boards  that are not at least majority independent
     o    Directors who sit on more than six boards,  or on more than two public boards in addition to their own if they are CEOs of public companies
     o    Directors who adopt a poison pill without  shareholder  approval since the company's  last annual  meeting and there is no requirement to put the pill to shareholder vote within 12 months of its adoption??
     o    Directors  who serve on the  compensation  committee  when  there is a
          negative   correlation   between  chief   executive  pay  and  company
          performance (fiscal year end basis)
     o    Directors who have failed to address the issue(s) that resulted in any of the directors  receiving  more than 50% withhold votes out of those cast at the previous board election

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board.
Vote FOR  proposals  to repeal  classified  boards  and to elect  all  directors annually.

Independent Chairman (Separate Chairman/CEO)

Vote FOR  shareholder  proposals  asking that the chairman and CEO  positions be separated (independent chairman), unless the company has a strong countervailing governance structure,  including a lead director,  two-thirds independent board,
all  independent  key  committees,   and  established   governance   guidelines.
Additionally, the company should not have underperformed its peers.

Majority of Independent Directors/Establishment of Committees

Vote FOR  shareholder  proposals  asking that a majority or more of directors be independent  unless the board  composition  already meets the ISS  definition of independence.

Open Access (shareholder resolution)

Vote CASE-BY-CASE basis, taking into account the ownership threshold proposed in the resolution and the proponent's rationale.

3.   Shareholder Rights
 Ability to Act by Written Consent

Vote  AGAINST  proposals  to restrict or  prohibit  shareholder  ability to take action by written consent.
Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings

Vote  AGAINST  proposals  to restrict or  prohibit  shareholder  ability to call special meetings.
Vote FOR proposals that remove  restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.
Vote FOR proposals to lower supermajority vote requirements.

Cumulative Voting

Vote AGAINST proposals to eliminate cumulative voting.
Vote proposals to restore or permit  cumulative  voting on a CASE-BY-CASE  basis relative to the company's other governance provisions.

Confidential Voting

Vote FOR shareholder  proposals  requesting that corporations adopt confidential voting,  use  independent  vote  tabulators  and use  independent  inspectors of election.  In proxy  contests,  support  confidential  voting  proposals only if dissidents agree to the same policy that applies to management.

4.   Proxy Contests

Voting for Director Nominees in Contested Elections

Votes in a contested  election of directors  must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's  track record,  qualifications  of director nominees (both slates), and an evaluation of what each side is offering shareholders.

Reimbursing Proxy Solicitation Expenses

Vote  CASE-BY-CASE.  Where ISS  recommends in favor of the  dissidents,  we also recommend voting for reimbursing proxy solicitation expenses.

5.   Poison Pills

Vote FOR shareholder  proposals that ask a company to submit its poison pill for shareholder  ratification.  Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's  poison pill and  management  proposals to ratify a poison pill.

6.   Mergers and Corporate Restructurings

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness  opinion,  pricing,  strategic  rationale,  and the  negotiating process.

7.   Reincorporation Proposals

Proposals to change a company's state of incorporation  should be evaluated on a
CASE-BY-CASE  basis,  giving  consideration  to  both  financial  and  corporate governance concerns, including the reasons for reincorporating,  a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation  when the  economic  factors  outweigh  any  neutral or negative governance changes.

8.   Capital Structure

Common Stock Authorization

Votes on proposals  to increase the number of shares of common stock  authorized for issuance are determined on a CASE-BY-CASE  basis using a model  developed by
ISS.
Vote AGAINST  proposals at  companies  with  dual-class  capital  structures  to increase the number of authorized shares of the class of stock that has superior voting rights.
Vote FOR proposals to approve  increases  beyond the  allowable  increase when a company's  shares are in danger of being  delisted or if a company's  ability to continue to operate as a going concern is uncertain.

Dual-class Stock

Vote  AGAINST  proposals  to create a new class of common  stock  with  superior voting rights.
Vote FOR proposals to create a new class of nonvoting or subvoting  common stock if:

     o    It is intended for  financing  purposes with minimal or no dilution to current shareholders
     o    It is not  designed  to  preserve  the  voting  power of an insider or significant shareholder

9.   Executive and Director Compensation

ISS applies a quantitative methodology, but for Russell 3000 companies will also apply a  pay-for-performance  overlay  in  assessing  equity-based  compensation plans.

Vote AGAINST a plan if the cost exceeds the allowable cap.
Vote FOR a plan if the cost is  reasonable  (below  the cap)  unless  any of the following conditions apply:

     o    The plan expressly  permits  repricing of underwater  options  without shareholder approval; or
     o    There is a  disconnect  between  the  CEO's  pay and  performance  (an increase  in pay and a decrease in  performance),  the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on; or
     o    The company's most recent  three-year burn rate is excessive and is an outlier within its peer group.

A company  that has  triggered  the burn rate  policy may avoid an AGAINST  vote recommendation,  if it commits to meet the  industry  average burn rate over the next three years.  The above general voting  guidelines for pay for  performance may  change if the  compensation  committee  members  can  demonstrate  improved performance  in an  additional  public  filing  such  as a DEFA  14A  or 8K.  To demonstrate improved performance, committee members should review all components of a CEO's  compensation  and prepare a tally sheet with  dollar  amounts  under various payout  scenarios.  The committee should also have the sole authority to hire and fire outside compensation consultants.

Director Compensation

Before  recommending  a vote FOR a director  equity  plan,  ISS will  review the company's proxy statement for the following qualitative features:

     o    Stock  ownership  guidelines (a minimum of three times the annual cash retainer)
     o    Vesting schedule or mandatory holding/deferral period (minimum vesting of three years for stock options or restricted stock)
     o    Balanced mix between cash and equity
     o    Non-employee     directors     should    not    receive     retirement
          benefits/perquisites
     o    Detailed disclosure of cash and equity compensation for each director

Management Proposals Seeking Approval to Reprice Options

Votes on management  proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

     o    Historic trading patterns
     o    Rationale for the repricing
     o    Value-for-value exchange
     o    Option vesting
     o    Term of the option
     o    Exercise price
     o    Participation
     o    Treatment of surrendered options

Qualified Employee Stock Purchase Plans

Vote on qualified employee stock purchase plans on a CASE-BY-CASE basis.
Vote FOR  qualified  employee  stock  purchase  plans where all of the following apply:

     o    Purchase price is at least 85 percent of fair market value,
     o    Offering period is 27 months or less, and
     o    Potential voting power dilution (VPD) is 10 percent or less.

Vote AGAINST  qualified  employee stock purchase plans where any of the opposite conditions occur.

Nonqualified Employee Stock Purchase Plans

Vote on nonqualified employee stock purchase plans on a CASE-BY-CASE basis.
Vote FOR nonqualified plans with all the following features:

     o    Broad-based participation
     o    Limits on employee contribution (a fixed dollar amount or a percentage of base salary)
     o    Company   matching   contribution  up  to  25  percent  of  employee's
          contribution,  which is  effectively  a discount  of 20  percent  from market value
     o    No discount on the stock price on the date of purchase  since there is a company matching contribution

Vote AGAINST nonqualified  employee stock purchase plans if they do not meet the above criteria.

                         APPENDIX C - PORTFOLIO MANAGERS

DESCRIPTION OF COMPENSATION STRUCTURE

Aberdeen Asset Management Inc. ("Adviser")

     The Adviser  compensates the Fund's portfolio managers for their management of the Fund. The Fund's portfolio managers' compensation consists of an industry competitive  salary and a  year-end  discretionary  cash  bonus  based on client service, asset growth and the performance of the Fund.

Other Managed Accounts

     The following chart summarizes  information  regarding  accounts other than
the  Fund  for  which  each   portfolio   manager  has   day-to-day   management
responsibilities.  Accounts are grouped into the following three categories: (1)
mutual funds; (2) other pooled investment vehicles;  and (3) other accounts.  To the  extent  that any of these  accounts  pay  advisory  fees  that are based on account performance ("performance-based fees"), information on those accounts is provided separately.

--------------------------------------- ------------------------------------------------------------------------------
Name of Portfolio Manager               Number of Accounts Managed by Each Portfolio Manager and Total Assets by
                                        Category (as of [August 31], 2008)
--------------------------------------- ------------------------------------------------------------------------------
Keith Bachman                           Mutual Funds: [   ] accounts, $[  ] total assets ([  ] account, $[  ] total
                                        assets for which the advisory fee is based on performance)
                                        Other Pooled Investment
                                        Vehicles:  [  ] accounts, $[  ] total assets (both for which the advisory fee is based on performance)
                                        Other Accounts:  [  ] account, $[   ] total assets
--------------------------------------- ------------------------------------------------------------------------------
Warren Davis III                        Mutual Funds: [   ] accounts, $[  ] total assets ([  ] account, $[  ] total
                                        assets for which the advisory fee is based on performance)
                                        Other Pooled Investment
                                        Vehicles:  [  ] accounts, $[  ] total assets (both for which the advisory fee is based on performance)
                                        Other Accounts:  [  ] account, $[   ] total assets
--------------------------------------- ------------------------------------------------------------------------------
Christopher Gagnier                     Mutual Funds: [   ] accounts, $[  ] total assets ([  ] account, $[  ] total
                                        assets for which the advisory fee is based on performance)
                                        Other Pooled Investment
                                        Vehicles:  [  ] accounts, $[  ] total assets (both for which the advisory fee is based on performance)
                                        Other Accounts:  [  ] account, $[   ] total assets
--------------------------------------- ------------------------------------------------------------------------------
Neil Moriarty                           Mutual Funds: [   ] accounts, $[  ] total assets ([  ] account, $[  ] total
                                        assets for which the advisory fee is based on performance)
                                        Other Pooled Investment
                                        Vehicles:  [  ] accounts, $[  ] total assets (both for which the advisory fee is based on performance)
                                        Other Accounts:  [  ] account, $[   ] total assets
--------------------------------------- ------------------------------------------------------------------------------
Daniel Taylor                           Mutual Funds: [   ] accounts, $[  ] total assets ([  ] account, $[  ] total
                                        assets for which the advisory fee is based on performance)
                                        Other Pooled Investment
                                        Vehicles:  [  ] accounts, $[  ] total assets (both for which the advisory fee is based on performance)
                                        Other Accounts:  [  ] account, $[   ] total assets
--------------------------------------- ------------------------------------------------------------------------------
Timothy Vile                            Mutual Funds: [   ] accounts, $[  ] total assets ([  ] account, $[  ] total
                                        assets for which the advisory fee is based on performance)
                                        Other Pooled Investment
                                        Vehicles:  [  ] accounts, $[  ] total assets (both for which the advisory fee is based on performance)
                                        Other Accounts:  [  ] account, $[   ] total assets
--------------------------------------- ------------------------------------------------------------------------------

POTENTIAL CONFLICTS OF INTEREST

Aberdeen Asset Management Inc.

     The portfolio  managers'  management  of "other  accounts" may give rise to potential  conflicts  of interest in  connection  with their  management  of the
Fund's investments,  on the one hand, and the investments of the other accounts, on the other.  The other accounts may have the same investment  objective as the
Fund.  Therefore,  a potential conflict of interest may arise as a result of the identical investment  objectives,  whereby the portfolio manager could favor one account  over  another.  However,  the  Adviser  believes  that these  risks are mitigated by the fact that: (i) accounts with like investment strategies managed by a particular  portfolio  manager are generally  managed in a similar fashion, subject to  exceptions  to account for  particular  investment  restrictions  or policies  applicable  only to certain  accounts,  differences  in cash flows and account sizes, and similar factors;  and (ii) portfolio manager personal trading is monitored to avoid potential conflicts.  In addition, the Adviser has adopted trade allocation  procedures that require  equitable  allocation of trade orders for a particular security among participating accounts.

     In some cases,  another account  managed by the same portfolio  manager may compensate  Aberdeen  based on the  performance  of the  portfolio  held by that account.  The existence of such a  performance-based  fee may create  additional conflicts of interest for the portfolio  manager in the allocation of management time, resources and investment opportunities.

     Another  potential  conflict  could include  instances in which  securities considered  as  investments  for the Fund  also  may be  appropriate  for  other investment accounts managed by the Adviser or its affiliates. Whenever decisions are made to buy or sell  securities  by the  Fund  and one or more of the  other accounts  simultaneously,  the Adviser may  aggregate the purchases and sales of the securities and will allocate the securities transactions in a manner that it
believes  to  be  equitable  under  the  circumstances.   As  a  result  of  the
allocations,  there may be instances  where the Fund will not  participate  in a transaction that is allocated among other accounts.  While these aggregation and allocation  policies  could have a detrimental  effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the
Adviser  that  the  benefits   from  the  Adviser   organization   outweigh  any
disadvantage  that may arise from  exposure to  simultaneous  transactions.  The
Trust has adopted policies that are designed to eliminate or minimize  conflicts of interest,  although there is no guarantee that procedures  adopted under such policies will detect each and every situation in which a conflict arises.

                           PART C: OTHER INFORMATION

Item 23. Exhibits

(a)  (1) Amended and Restated  Agreement and  Declaration of Trust of Registrant
     is  incorporated  by  reference  to Exhibit  EX-99.a.1.  of  Post-Effective
     Amendment  No. 3 to the  Registrant's  Registration  Statement on Form N-1A
     filed  on  August  25,   2008   (Accession   Number   0001386893-08-000050)
     ("Post-Effective Amendment No. 3").

          (a)  Amendment  No.  1 to  the  Amended  and  Restated  Agreement  and
               Declaration of Trust of Registrant is  incorporated  by reference to Exhibit EX-99.a.1.a.  of Post-Effective Amendment No. 2 to the
               Registrant's  Registration  Statement  on Form N-1A filed on June
               23,    2008    (    Accession    Number     0001193125-08-138324)
               ("Post-Effective Amendment No. 2").

          (b)  Form  of  Certificate  of   Establishment   and   Designation  of
               Additional   Series   and  Share   Classes  of   Aberdeen   Funds
               establishing  the Aberdeen Core Plus Income Fund is  incorporated by reference to Exhibit EX-99.a.1.b.  of Post-Effective Amendment
               No. 3 filed on August 25, 2008.

     (2)  Certificate  of Trust of  Registrant,  as filed with the Office of the
          Secretary of State of the State of Delaware on September  27, 2007, is
          incorporated  by reference to the  Registrant's  initial  Registration
          Statement  on Form N-1A filed on October  12, 2007  (Accession  Number
          0001137439-07-000471).

(b)  Amended and Restated By-Laws of Registrant are incorporated by reference to
     Pre-effective  Amendment  No. 1 to the  Registrant's  initial  Registration
     Statement  on Form  N-1A  filed  on  January  18,  2008  (Accession  Number
     0001386893-08-000026) ("Pre-Effective Amendment No. 1").

(c)  (1) See Article III, "Shares," and Article V, "Shareholders'  Voting Powers
     and  Meetings,"  of  Registrant's   Amended  and  Restated   Agreement  and
     Declaration of Trust.

     (2)  See Article II, "Meetings of  Shareholders,"  of Registrant's  Amended
          and Restated By-Laws.

(d)  (1) Investment  Advisory  Agreement  between  Registrant and Aberdeen Asset
     Management Inc. ("AAMI") is incorporated by reference to Exhibit EX-99.d.1.
     of Post-Effective Amendment No. 2 filed on June 23, 2008.

          (a)  Form of Schedule A to the Investment  Advisory  Agreement between
               Registrant and AAMI is attached hereto as Exhibit EX-99.d.1.a.

     (2)  Subadvisory  Agreement  between AAMI and Gartmore  Global  Partners is incorporated  by reference  to Exhibit  EX-99.d.2.  of  Post-Effective
          Amendment No. 2 filed on June 23, 2008.

     (3)  Subadvisory  Agreement  between  AAMI and  NorthPointe  Capital LLC is incorporated  by reference  to Exhibit  EX-99.d.3.  of  Post-Effective
          Amendment No. 2 filed on June 23, 2008.

     (4)  Subadvisory Agreement between AAMI and Credit Suisse Asset Management,
          LLC  is   incorporated   by   reference  to  Exhibit   EX-99.d.4.   of
          Post-Effective Amendment No. 2 filed on June 23, 2008.

     (5)  Subadvisory  Agreement  between  AAMI and Security  Investors,  LLC is incorporated  by reference  to Exhibit  EX-99.d.5.  of  Post-Effective
          Amendment No. 2 filed on June 23, 2008.

     (6)  Subadvisory  Agreement between AAMI and Aberdeen Asset Management Asia
          Limited  is  incorporated  by  reference  to  Exhibit  EX-99.d.6.   of
          Post-Effective Amendment No. 2 filed on June 23, 2008.

     (7)  Subadvisory  Agreement  between  AAMI and  Aberdeen  Asset  Management
          Investment  Services  Limited is  incorporated by reference to Exhibit
          EX-99.d.7. of Post-Effective Amendment No. 2 filed on June 23, 2008.

          (a)  Form of Exhibit A to the Subadvisory  Agreement  between AAMI and
               Aberdeen  Asset   Management   Investment   Services  Limited  is
               incorporated   by   reference   to   Exhibit   EX-99.d.7.a.    of
               Post-Effective Amendment No. 3 filed on August 25, 2008.

(e)  (1)   Underwriting   Agreement   between   Registrant   and  Aberdeen  Fund
     Distributors,  LLC is  incorporated by reference to Exhibit  EX-99.e.1.  of
     Post-Effective Amendment No. 2 filed on June 23, 2008.

          (a)  Form  of  Schedule  A  to  the  Underwriting   Agreement  between
               Registrant and Aberdeen Fund  Distributors  is attached hereto as
               Exhibit EX-99.e.1.a.

     (2)  Form of Dealer  Agreement  is  incorporated  by  reference  to Exhibit
          EX-99.e.2. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(f)  Not Applicable.

(g)  (1) Global Custody  Agreement  between  Registrant and JPMorgan Chase Bank,
     National Association is incorporated by reference to Exhibit EX-99.g.1.  of
     Post-Effective Amendment No. 2 filed on June 23, 2008.

          (a)  Form  of  Schedule  6 to the  Global  Custody  Agreement  between
               Registrant  and  JPMorgan  Chase Bank,  National  Association  is
               attached hereto as Exhibit EX-99.g.1.a.

     (2)  Mutual Fund Rider to the Global Custody Agreement  between  Registrant and JPMorgan  Chase Bank,  National  Association  is  incorporated  by reference to Exhibit  EX-99.g.2.  of  Post-Effective  Amendment  No. 2
          filed on June 23, 2008.

(h)  (1)  Fund   Administration   Agreement  between   Registrant  and  AAMI  is
     incorporated by reference to Exhibit EX-99.h.1. of Post-Effective Amendment
     No. 2 filed on June 23, 2008.

          (a)  Form of Exhibit B to the Fund  Administration  Agreement  between
               Registrant and AAMI is attached hereto as Exhibit EX-99.h.1.a.

     (2)  Services  Agreement  between  Registrant  and Citi Fund Services Ohio,
          Inc.  is   incorporated   by  reference  to  Exhibit   EX-99.h.2.   of
          Post-Effective Amendment No. 2 filed on June 23, 2008.

          (a)  Amendment to Services  Agreement is  incorporated by reference to
               Exhibit EX-99.h.2.a.  of Post-Effective  Amendment No. 2 filed on
               June 23, 2008.

          (b)  Compliance   Services   Amendment  to  Services   Agreement   and
               Sub-Administration  Agreement  is  incorporated  by  reference to
               Exhibit EX-99.h.2.b.  of Post-Effective  Amendment No. 2 filed on
               June 23, 2008.

          (c)  Form of Schedule A to Services  Agreement between  Registrant and
               Citi Fund  Services  Ohio,  Inc.  is  attached  hereto as Exhibit
               EX-99.h.2.c.

          (d)  Portal Services  Amendment to Services  Agreement is incorporated by reference to Exhibit EX-99.h.2.d.  of Post-Effective Amendment
               No. 3 filed on August 25, 2008.

     (3)  Sub-Administration Agreement between AAMI and Citi Fund Services Ohio,
          Inc.  is   incorporated   by  reference  to  Exhibit   EX-99.h.3.   of
          Post-Effective Amendment No. 2 filed on June 23, 2008.

          (a)  Amendment  to  Sub-Administration  Agreement is  incorporated  by reference to Exhibit EX-99.h.3.a. of Post-Effective Amendment No.
               2 filed on June 23, 2008.

          (b)  Compliance   Services   Amendment  to  Services   Agreement   and
               Sub-Administration  Agreement  is  incorporated  by  reference to
               Exhibit EX-99.h.2.b.  of Post-Effective  Amendment No. 2 filed on
               June 23, 2008.

          (c)  Form of Schedule A to the  Sub-Administration  Agreement  between
               AAMI and Citi Fund  Services  Ohio,  Inc. is  attached  hereto as
               Exhibit EX-99.h.3.c.

     (4)  Administrative  Services Plan is  incorporated by reference to Exhibit
          EX-99.h.4. of Post-Effective Amendment No. 2 filed on June 23, 2008.

          (a)  Form of Exhibit A to the Administrative Services Plan is attached hereto as Exhibit EX-99.h.4.a.

     (5)  Form of Servicing  Agreement is  incorporated  by reference to Exhibit
          EX-99.h.5. of Post-Effective Amendment No. 2 filed on June 23, 2008.

          (a)  Form of Exhibit A to the Servicing  Agreement is attached  hereto as Exhibit EX-99.h.5.a.

     (6)  Expense  Limitation  Agreement is incorporated by reference to Exhibit
          EX-99.h.6. of Post-Effective Amendment No. 2 filed on June 23, 2008.

          (a)  Form of Exhibit A to the Expense Limitation Agreement is attached hereto as Exhibit EX-99.h.6.a.

     (7)  Website  Services  Agreement  between  Registrant,  AAMI and Citi Fund
          Services Ohio, Inc. is incorporated by reference to Exhibit EX-99.h.7.
          of Post-Effective Amendment No. 2 filed on June 23, 2008.

          (a)  Form of Schedule D to the Website Services  Agreement is attached hereto as Exhibit EX-99.h.7.a.

(i)  Opinion and Consent of Counsel  that shares will be legally  issued,  fully paid and  non-assessable  for initial 26 Funds  (Stradley  Ronon  Stevens &
     Young,  LLP) is  incorporated  by  reference  hereto as Exhibit  EX-99.i of
     Post-Effective Amendment No. 2 filed on June 23, 2008.

(j)  Consent of Counsel is attached hereto as Exhibit EX-99.j.

(k)  Not Applicable.

(l)  Initial Capital  Agreement  between  Registrant and AAMI is incorporated by reference to  Pre-effective  Amendment  No. 2 to the  Registrant's  initial
     Registration  Statement  on Form N-1A filed on February 5, 2008  (Accession
     No. 000137439-08-000064).

(m)  (1) Distribution  Plan is incorporated by reference to Exhibit EX-99.m.  of
     Post-Effective Amendment No. 2 filed on June 23, 2008.

     (2)  Form of  Distribution  Plan  adding the  Aberdeen  Core Income Fund is attached hereto as Exhibit EX-99.m.2.

(n)  (1) Rule 18f-3 Plan is  incorporated  by reference to Exhibit  EX-99.n.  of
     Post-Effective Amendment No. 2 filed on June 23, 2008.

     (2)  Form of Rule  18f-3 Plan  adding  the  Aberdeen  Core  Income  Fund is attached hereto as Exhibit EX-99.n.2.

(o)  Reserved.

(p)  (1) Code of Ethics of  Registrant is  incorporated  by reference to Exhibit
     EX-99.p.1. of Post-Effective Amendment No. 2 filed on June 23, 2008.

     (2)  Code of Ethics of  Aberdeen  Asset  Management  Inc.,  Aberdeen  Asset
          Management  Investment  Services Limited and Aberdeen Asset Management
          Asia Limited is incorporated by reference to  Pre-effective  Amendment
          No. 1 filed on January 18, 2008.

     (3)  Code  of  Ethics  of  Gartmore  Global  Partners  is  incorporated  by reference to Pre-effective Amendment No. 1 filed on January 18, 2008.

     (4)  Code of Ethics of NorthPointe Capital LLC is incorporated by reference to Pre-effective Amendment No. 1 filed on January 18, 2008.

     (5)  Code of Ethics of Credit Suisse Asset Management,  LLC incorporated by reference to Pre-effective Amendment No. 1 filed on January 18, 2008.

     (6)  Code of Ethics of Security Investors, LLC is incorporated by reference to Pre-effective Amendment No. 1 filed on January 18, 2008.

     (7)  Code of Ethics of Aberdeen Fund  Distributors  LLC is  incorporated by reference to Exhibit  EX-99.p.7.  of  Post-Effective  Amendment  No. 2
          filed on June 23, 2008.

(q)  (1) Powers of  Attorney  with  respect to the Trust for P.  Gerald  Malone,
     Warren C. Smith,  Richard H.  McCoy,  Jack  Solan,  Peter D. Sacks,  Martin
     Gilbert,  John T. Sheehy and Gary Bartlett are incorporated by reference to
     Exhibit EX-99.q.1. Pre-effective Amendment No. 1 filed on January 18, 2008.

     (2)  Powers of  Attorney  with  respect to the Trust for  William  Baltrus,
          Vincent Esposito,  Joseph Malone, Jennifer Nichols and Lucia Sitar are
          incorporated   by  reference  to  Exhibit   EX-99.q.2.   Pre-effective
          Amendment No. 1 filed on January 18, 2008.

     (3)  Power of  Attorney  with  respect  to the Trust for Megan  Kennedy  is incorporated  by reference  to Exhibit  EX-99.q.3.  of  Post-Effective
          Amendment No. 3 filed August 25, 2008.

Item 24. Persons Controlled by or under Common Control with Registrant.

No person is controlled by or under common control with the Registrant.

Item 25. Indemnification

     (a)  Article VII, Section 2 of the  Registrant's  Agreement and Declaration
          of Trust  ("Trust  Declaration")  provides  that the  Registrant  (the
          "Trust"), out of the Trust Property, shall indemnify and hold harmless each and every officer and trustee from and against any and all claims and demands  whatsoever arising out of or related to such officer's or trustee's performance of his or her duties as an officer or trustee of the Trust. This limitation on liability applies to events occurring at the time a person  serves as a trustee or officer of the Trust whether or not  such  person  is a  trustee  or  officer  at the  time  of any proceeding  in which  liability  is  asserted.  Nothing  in the  Trust
          Declaration  shall indemnify,  hold harmless or protect any officer or trustee from or against any liability to the Trust or any  shareholder to which such person  would  otherwise be subject by reason of willful misfeasance,  bad faith, gross negligence or reckless disregard of the duties  involved in the conduct of such person's  office (such conduct referred to herein as "Disqualifying Conduct").

          For the purpose of this  indemnification  and limitation of liability,
          "Agent" means any person who is or was a trustee, officer, employee or other  agent of the Trust or is or was  serving at the  request of the
          Trust as a trustee,  director,  officer,  employee  or other  agent of another foreign or domestic corporation,  partnership,  joint venture, trust or other enterprise;  "Proceeding" means any threatened, pending
          or  completed   action  or  proceeding,   whether   civil,   criminal,
          administrative   or   investigative.   To  the  fullest   extent  that
          limitations  on the  liability of Agents are permitted by the Delaware
          Statutory Trust Act, as amended,  and other applicable law, the Agents shall  not be  responsible  or  liable  in any  event  for  any act or omission of any other Agent of the Trust or any investment  adviser or principal  underwriter of the Trust. No amendment or repeal of Article
          VII of the Trust Declaration regarding indemnification shall adversely affect any right or  protection of an Agent that exists at the time of such amendment or repeal.

     (b)  The Registrant's Trust Declaration provides that to the fullest extent permitted by  applicable  law,  the  officers  and  Trustees  shall be entitled  and have the  authority  to  purchase  with Trust  Property, insurance for liability  and for all expenses  reasonably  incurred or paid or expected to be paid by a Trustee or officer in connection with any claim,  action,  suit or proceeding  in which such Person  becomes involved by virtue of such Person's  capacity or former  capacity with the Trust,  whether or not the Trust would have the power to indemnify such Person against such liability under the provisions of Article VII of the Trust Declaration.

     (c)  In  addition,  indemnification  against  certain  liabilities  of  the
          Registrant's trustees and officers and the Registrant's  sub-advisers, administrator,  principal  underwriter  and custodian are provided in:
          (1) Section  7(b) of the  Investment  Advisory  Agreement  between the
          Registrant and Aberdeen Asset  Management,  Inc.  ("AAMI") (2) Section
          10(b) of the Sub-Advisory  Agreements  among the Registrant,  AAMI and
          each  of  the   following   sub-advisers;   (a)  Credit  Suisse  Asset
          Management, LLC; (b) Gartmore Global Partners; (c) Security Investors,
          LLC; (d) NorthPointe  Capital LLC; (e) Aberdeen Asset  Management Asia
          Limited and (f) Aberdeen Asset Management Investment Services Limited;
          (3) Section  9(a) and (b) of the  Underwriting  Agreement  between the
          Registrant and Aberdeen Fund  Distributors  LLC; (4) Section 10(a) and
          (b) of the Services  Agreement  between the  Registrant  and Citi Fund
          Services  Ohio,  Inc.  and (g)  Section  7.1(c) of the Global  Custody
          Agreement  between  the  Registrant  and JP Morgan  Chase  Bank,  N.A.
          Generally,  such  indemnification does not apply to any liabilities by reason  of  willful  misfeasance,  bad faith or gross  negligence  and reckless disregard of duties. These Agreements are incorporated herein by references to Item 23.

Item 26. Business and Other Connections of the Investment Adviser.

The Registrant's investment adviser, Aberdeen Asset Management Inc. ("AAMI"), is a Delaware corporation. In addition to providing investment advisory services to registered management  investment  companies,  AAMI provides investment advisory services  to  individual  accounts.  Additional  information  as to AAMI and the directors  and  officers  of AAMI is  included in AAMI's Form ADV filed with the
U.S. Securities and Exchange  Commission ("SEC") (File No. 801-49966),  which is incorporated  herein by reference  and sets forth the officers and  directors of
AAMI and information as to any business, profession, vocation or employment of a substantial nature engaged in by AAMI and such officers and directors during the past two years.

The Registrant's  subadviser,  Gartmore Global Partners  ("GGP"),  is a Delaware
partnership.  Additional information as to GGP and the directors and officers of
GGP is included in GGP's Form ADV filed with the SEC (File No. 801-48811), which is incorporated herein by reference and sets forth the officers and directors of
GGP and information as to any business, profession,  vocation or employment of a substantial  nature engaged in by GGP and such officers and directors during the past two years.

The  Registrant's  subadviser,  NorthPointe  Capital LLC  ("NorthPointe"),  is a
Delaware limited liability company. Additional information as to NorthPointe and the directors and officers of NorthPointe is included in NorthPointe's  Form ADV filed  with the SEC  (File  No.  801-57064),  which is  incorporated  herein  by reference  and  sets  forth  the  officers  and  directors  of  NorthPointe  and information  as  to  any  business,  profession,  vocation  or  employment  of a substantial  nature  engaged in by  NorthPointe  and such officers and directors during the past two years.

The  Registrant's  subadviser,  Credit  Suisse  Asset  Management,  LLC ("Credit
Suisse"), is a Delaware limited liability company.  Additional information as to
Credit  Suisse and the  directors  and officers of Credit  Suisse is included in
Credit  Suisse's  Form ADV filed  with the SEC (File  No.  801-37170),  which is incorporated  herein by reference  and sets forth the officers and  directors of
Credit  Suisse and  information  as to any  business,  profession,  vocation  or employment of a substantial nature engaged in by Credit Suisse and such officers and directors during the past two years.

The Registrant's  subadviser,  Security  Investors,  LLC, is a limited liability company.  Additional information as to Security Investors, LLC and the directors and officers of Security Investors, LLC is included in Security Investors, LLC's
Form ADV filed with the SEC (File No. 801-8008), which is incorporated herein by reference and sets forth the officers and directors of Security  Investors,  LLC and  information  as to any  business,  profession,  vocation or employment of a substantial nature engaged in by Security  Investors,  LLC and such officers and directors during the past two years.

The  Registrant's  subadviser,  Aberdeen Asset  Management  Investment  Services
Limited ("AAMISL"),  is a United Kingdom corporation.  Additional information as to AAMISL and the  directors and officers of AAMISL is included in AAMISL's Form
ADV filed with the SEC (File No.  801-12880),  which is  incorporated  herein by reference and sets forth the officers and directors of AAMISL and information as to any business,  profession,  vocation or  employment  of a substantial  nature engaged in by AAMISL and such officers and directors during the past two years.

The Registrant's  subadviser,  Aberdeen Asset Management Asia Limited ("AAMAL"),
is a Singapore corporation. Additional information as to AAMAL and the directors and  officers of AAMAL is included in AAMAL's  Form ADV filed with the SEC (File
No.  801-62020),  which is  incorporated  herein by reference and sets forth the officers and directors of AAMAL and information as to any business,  profession, vocation or  employment  of a  substantial  nature  engaged in by AAMAL and such officers and directors during the past two years.

Item 27. Principal Underwriters.

(a)  Aberdeen  Fund  Distributors  LLC  (the  "Distributor")  does  not  act  as principal underwriter for any other investment companies.

(b)

     Name                            Position with Underwriter               Position with Registrant

     Vincent Esposito                Chief Executive Officer                 President and Chief Executive Officer
     5 Tower Bridge
     300 Barr Harbor Drive
     Suite 300
     West Conshohocken, PA 19428

     Christopher Brown
     5 Tower Bridge                   Chief Compliance Officer, Chief        None
     300 Barr Harbor Drive            Financial Officer and Financial
     Suite 300                        Operations Principal
     West Conshohocken, PA 19428

(c)  Not Applicable.

Item 28. Location of Accounts and Records.

All  accounts,  books and other  documents  required to be maintained by Section
31(a)  of the  Investment  Company  Act of  1940,  as  amended,  and  the  rules thereunder  will be maintained at the offices of Citi Fund Services Ohio,  Inc.:
3435  Stelzer  Road,  Columbus,  Ohio 43219 and 100 Summer  Street,  15th Floor,
Boston,  Massachusetts  02110  with the  exception  of those  maintained  by the
Registrant's  investment adviser,  Aberdeen Asset Management Inc. at 1735 Market
Street, 37th Floor, Philadelphia, PA 19103.

Item 29. Management Services.

Not Applicable.

Item 30. Undertakings.

Insofar as  indemnification  for liability  arising under the  Securities Act of
1933 may be  permitted  to Trustees,  officers  and  controlling  persons of the
Registrant  pursuant  to the  provisions  described  in  response to Item 25, or otherwise,  the  Registrant has been advised that in the opinion of the SEC such indemnification  is  against  public  policy  as  expressed  in the  Act and is, therefore,  unenforceable. In the event that a claim for indemnification against such liabilities  (other than the payment by the registrant of expenses incurred or paid by a Trustee,  officer or  controlling  person of the  Registrant in the successful  defense of any  action,  suit or  proceeding)  is  asserted  by such
Trustee,  officer or controlling  person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been  settled by  controlling  precedent,  submit to a court of  appropriate jurisdiction the question whether such  indemnification  by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Act of 1933,  as amended (the
"Securities  Act") and the  Investment  Company  Act of 1940,  as  amended,  the
Registrant  has  duly  caused  this  Post-Effective  Amendment  No.  4/6 to this registration  statement  to be signed on its  behalf  by the  undersigned,  duly authorized, in the City of Philadelphia, and the Commonwealth of Pennsylvania on
the 2nd day of September, 2008.

                                                Aberdeen Funds
                                                Registrant

                                                By: Vincent Esposito(1)
                                                    Vincent Esposito
                                                    President of Aberdeen Funds

Pursuant to the requirements of the Securities Act, this registration  statement has been  signed by the  following  persons in the  capacities  and on the dates indicated.

Name                            Title                                           Date

Gary Bartlett(1)                Trustee                                         September 2, 2008
Gary Bartlett

Vincent Esposito(1)             President and Chief Executive Officer           September 2, 2008
Vincent Esposito

Megan Kennedy (1)               Treasurer, Chief Financial Officer And          September 2, 2008
Megan Kennedy                   Principal Accounting Officer

P. Gerald Malone(1)             Chairman of the Board                           September 2, 2008
P. Gerald Malone

Richard H. McCoy(1)             Trustee                                         September 2, 2008
Richard H. McCoy

Peter D. Sacks(1)               Trustee                                         September 2, 2008
Peter D. Sacks

John T. Sheehy(1)               Trustee                                         September 2, 2008
John T. Sheehy

Warren C. Smith(1)              Trustee                                         September 2, 2008
Warren C. Smith

Jack Solan(1)                   Trustee                                         September 2, 2008
Jack Solan

Martin Gilbert(1)               Trustee                                         September 2, 2008
Martin Gilbert

By:   /s/ Lucia Sitar
      Lucia Sitar
      Attorney In Fact

(1)  Pursuant to a power of attorney incorporated herein by reference.

                                 EXHIBITS INDEX

EXHIBITS                                                                               EXHIBIT NO.

Form of Schedule A to the Investment Advisory Agreement between Registrant and AAMI    EX-99.d.1.a.

Form of Schedule A to the Underwriting Agreement between Registrant and Aberdeen       EX-99.e.1.a.
Fund Distributors

Form of Schedule 6 to the Global Custody Agreement between Registrant and JPMorgan     EX-99.g.1.a.
Chase Bank, National Association

Form of Exhibit B to the Fund Administration Agreement between Registrant AAMI         EX-99.h.1.a.

Form of Schedule A to the Services Agreement between Registrant and Citi Fund          EX-99.h.2.c.
Services Ohio, Inc.

Form of Schedule A to the Sub-Administration Agreement between Registrant and Citi     EX-99.h.3.c.
Fund Services Ohio, Inc.

Form of Exhibit A to the Administrative Services Plan                                  EX-99.h.4.a.

Form of Exhibit A to the Servicing Agreement                                           EX-99.h.5.a.

Form of Exhibit A to the Expense Limitation Agreement                                  EX-99.h.6.a.

Form of Schedule D to the Website Services Agreement                                   EX-99.h.7.a.

Consent of Counsel                                                                     EX-99.j.

Form of Distribution Plan                                                              EX-99.m.2.

Form of Rule 18f-3 Plan                                                                EX-99.n.2.
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